UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments.

SEASONS SERIES TRUST

MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2010

(unaudited)

Security Description	Shares/ Principal Amount(19)	Value (Note 1)
COMMON STOCK — 71.5%
Advanced Materials — 0.4%
Hexcel Corp.†	17,649	$319,270
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	9,500	100,890
Aerospace/Defense — 0.0%
Boeing Co.	185	12,073
Aerospace/Defense-Equipment — 0.6%
BE Aerospace, Inc.†	8,531	315,903
Goodrich Corp.	900	79,263
United Technologies Corp.	1,535	120,835
		516,001
Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	400	54,060
Monsanto Co.	1,784	124,238
Potash Corp. of Saskatchewan, Inc.	1,155	178,829
Syngenta AG	117	34,224
The Mosaic Co.	400	30,544
		421,895
Airlines — 0.1%
AMR Corp.†	5,700	44,403
Applications Software — 0.5%
Microsoft Corp.	3,111	86,859
Nuance Communications, Inc.†	18,608	338,294
		425,153
Auto-Cars/Light Trucks — 1.9%
Ford Motor Co.†	68,445	1,149,192
General Motors Co.†	14,435	532,074
		1,681,266
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,800	103,356
Auto/Truck Parts & Equipment-Original — 0.4%
Titan International, Inc.	19,921	389,256
Banks-Commercial — 1.9%
East West Bancorp, Inc.	22,246	434,909
Lloyds Banking Group PLC†	14,131	14,475
Regions Financial Corp.	6,989	48,923
Signature Bank†	9,317	465,850
Standard Chartered PLC	26,750	719,635
		1,683,792
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	1,444	43,609
State Street Corp.	1,478	68,490
		112,099
Banks-Super Regional — 0.6%
Capital One Financial Corp.	2,328	99,080
Fifth Third Bancorp	5,269	77,349
PNC Financial Services Group, Inc.	1,606	97,516
SunTrust Banks, Inc.	2,144	63,270
US Bancorp	2,953	79,642
Wells Fargo & Co.	3,278	101,585
		518,442
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	2,116	139,169
PepsiCo, Inc.	2,150	140,460
		279,629
Brewery — 1.1%
Anheuser-Busch InBev NV	16,939	968,803
Casino Hotels — 0.3%
Boyd Gaming Corp.†	2,058	21,815
MGM Resorts International†	7,500	111,375
Wynn Resorts, Ltd.	1,217	126,373
		259,563
Chemicals-Diversified — 0.8%
Celanese Corp., Series A	2,053	84,522
Dow Chemical Co.	3,056	104,332
E.I. du Pont de Nemours & Co.	1,552	77,413
Israel Chemicals, Ltd.	24,154	414,059
LyondellBasell Industries NV, Class A†	1,200	41,280
		721,606
Chemicals-Specialty — 0.1%
Albemarle Corp.	1,200	66,936
Coal — 0.4%
International Coal Group, Inc.†	39,800	308,052
Commercial Services-Finance — 0.4%
Cardtronics, Inc.†	16,400	290,280
Mastercard, Inc., Class A	195	43,701
		333,981
Computer Aided Design — 0.4%
Parametric Technology Corp.†	15,200	342,456
Computers — 6.8%
Apple, Inc.†	17,907	5,776,082
Dell, Inc.†	5,838	79,105
Hewlett-Packard Co.	2,055	86,515
		5,941,702
Computers-Memory Devices — 0.4%
EMC Corp.†	2,507	57,410
Quantum Corp.†	74,200	276,024
		333,434
Computers-Periphery Equipment — 0.0%
Smart Technologies, Inc., Class A†	2,200	20,768
Consumer Products-Misc. — 0.3%
Jarden Corp.	9,730	300,365
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	566	45,489
Procter & Gamble Co.	2,399	154,328
		199,817
Cruise Lines — 0.2%
Carnival Corp.	2,769	127,679
Royal Caribbean Cruises, Ltd.†	1,156	54,332
		182,011
Diversified Banking Institutions — 4.2%
Bank of America Corp.	132,715	1,770,418
Citigroup, Inc.†	20,400	96,492
Goldman Sachs Group, Inc.	4,363	733,682
JPMorgan Chase & Co.	22,850	969,297
Morgan Stanley	3,124	85,004
		3,654,893
Diversified Manufacturing Operations — 0.5%
Dover Corp.	600	35,070
Eaton Corp.	1,068	108,413
General Electric Co.	5,741	105,003

1

Honeywell International, Inc.	2,121	112,752
Parker Hannifin Corp.	943	81,381
		442,619
E-Commerce/Products — 0.0%
Amazon.com, Inc.†	100	18,000
E-Commerce/Services — 2.3%
eBay, Inc.†	57,970	1,613,305
IAC/InterActive Corp.†	12,500	358,750
		1,972,055
Electric Products-Misc. — 0.5%
AMETEK, Inc.	9,335	366,399
Emerson Electric Co.	1,577	90,157
		456,556
Electric-Integrated — 0.2%
Dominion Resources, Inc.	1,350	57,672
NextEra Energy, Inc.	670	34,834
PG&E Corp.	900	43,056
Progress Energy, Inc.	865	37,610
		173,172
Electronic Components-Misc. — 0.9%
Tyco Electronics, Ltd.	21,685	767,649
Electronic Components-Semiconductors — 1.5%
Broadcom Corp., Class A	1,551	67,546
Entropic Communications, Inc.†	37,030	447,322
Intel Corp.	4,415	92,848
Intersil Corp., Class A	18,700	285,549
Micron Technology, Inc.†	6,759	54,207
QLogic Corp.†	16,111	274,209
Texas Instruments, Inc.	2,024	65,780
		1,287,461
Electronic Connectors — 0.5%
Amphenol Corp., Class A	8,230	434,379
Electronic Forms — 0.7%
Adobe Systems, Inc.†	18,770	577,741
Enterprise Software/Service — 3.9%
Ariba, Inc.†	16,220	381,008
Oracle Corp.	88,333	2,764,823
Taleo Corp., Class A†	10,327	285,541
		3,431,372
Entertainment Software — 0.1%
Activision Blizzard, Inc.	7,460	92,802
Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp.	41,166	704,350
Finance-Other Services — 0.9%
CME Group, Inc.	2,480	797,940
Food-Misc. — 0.1%
Kellogg Co.	777	39,689
Kraft Foods, Inc., Class A	1,928	60,751
		100,440
Footwear & Related Apparel — 0.3%
Iconix Brand Group, Inc.†	15,600	301,236
Gold Mining — 0.2%
Barrick Gold Corp.	1,200	63,816
Newmont Mining Corp.	1,400	86,002
		149,818
Hotels/Motels — 0.4%
Hyatt Hotels Corp., Class A†	1,487	68,045
Marriott International, Inc., Class A	3,556	147,716
Starwood Hotels & Resorts Worldwide, Inc.	1,810	110,012
		325,773
Human Resources — 0.2%
Monster Worldwide, Inc.†	7,112	168,057
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	68	259
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	790	52,693
Industrial Automated/Robotic — 0.9%
FANUC Corp.	5,200	798,670
Insurance-Life/Health — 1.0%
Prudential Financial, Inc.	1,548	90,883
Prudential PLC	78,896	821,685
		912,568
Insurance-Multi-line — 0.1%
MetLife, Inc.	1,989	88,391
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	100	4,705
Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	4,954	491,536
Franklin Resources, Inc.	180	20,018
T. Rowe Price Group, Inc.	1,710	110,363
		621,917
Leisure Products — 0.4%
WMS Industries, Inc.†	8,669	392,186
Machinery-Construction & Mining — 0.5%
Terex Corp.†	13,295	412,677
Medical Information Systems — 0.0%
athenahealth, Inc.†	100	4,098
Medical Instruments — 0.5%
Volcano Corp.†	15,555	424,807
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	67	3,616
Medical Products — 0.2%
Baxter International, Inc.	1,270	64,287
Johnson & Johnson	2,408	148,935
		213,222
Medical-Biomedical/Gene — 3.5%
Alexion Pharmaceuticals, Inc.†	4,525	364,489
Amgen, Inc.†	2,406	132,089
Celgene Corp.†	35,655	2,108,637
Gilead Sciences, Inc.†	733	26,564
Human Genome Sciences, Inc.†	2,982	71,240
Vertex Pharmaceuticals, Inc.†	10,709	375,136
		3,078,155

2

Medical-Drugs — 0.3%
Abbott Laboratories	1,506	72,152
Merck & Co., Inc.	1,563	56,331
Pfizer, Inc.	7,109	124,479
		252,962
Medical-HMO — 0.4%
Centene Corp.†	13,299	336,997
Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	6,296	876,466
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	1,369	164,403
Multimedia — 1.5%
News Corp., Class A	77,805	1,132,841
Time Warner, Inc.	2,314	74,441
Walt Disney Co.	2,602	97,601
		1,304,883
Networking Products — 0.5%
Cisco Systems, Inc.†	2,856	57,777
Polycom, Inc.†	8,700	339,126
		396,903
Oil Companies-Exploration & Production — 1.6%
Apache Corp.	1,053	125,549
Approach Resources, Inc.†	12,500	288,750
Continental Resources, Inc.†	1,068	62,852
Devon Energy Corp.	962	75,527
EOG Resources, Inc.	779	71,208
Kodiak Oil & Gas Corp.†	54,615	360,459
Occidental Petroleum Corp.	1,156	113,404
Petrohawk Energy Corp.†	13,579	247,817
Range Resources Corp.	583	26,223
Southwestern Energy Co.†	1,166	43,643
		1,415,432
Oil Companies-Integrated — 1.7%
BG Group PLC	19,458	393,167
BP PLC ADR	490	21,643
Chevron Corp.	1,639	149,559
Exxon Mobil Corp.	2,373	173,514
Hess Corp.	2,301	176,118
Marathon Oil Corp.	485	17,959
Petroleo Brasileiro SA ADR	10,733	406,137
Suncor Energy, Inc.	2,878	110,199
		1,448,296
Oil Field Machinery & Equipment — 0.4%
Dril-Quip, Inc.†	4,234	329,067
Oil-Field Services — 0.7%
Key Energy Services, Inc.†	24,668	320,191
Schlumberger, Ltd.	3,161	263,943
Weatherford International, Ltd.†	2,369	54,013
		638,147
Patient Monitoring Equipment — 0.4%
Insulet Corp.†	24,600	381,300
Pharmacy Services — 1.1%
Express Scripts, Inc.†	2,966	160,312
Medco Health Solutions, Inc.†	12,784	783,276
		943,588
Physicians Practice Management — 0.3%
IPC The Hospitalist Co., Inc.†	6,991	272,719
Printing-Commercial — 0.4%
VistaPrint NV†	7,600	349,600
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	3,847	68,746
Real Estate Operations & Development — 0.4%
Hang Lung Properties, Ltd.	73,000	339,511
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	4,100	59,409
Research & Development — 0.4%
Parexel International Corp.†	17,100	363,033
Retail-Apparel/Shoe — 1.8%
Finish Line, Inc., Class A	15,305	263,093
Guess?, Inc.	7,100	335,972
Limited Brands, Inc.	30,645	941,721
		1,540,786
Retail-Building Products — 0.0%
Home Depot, Inc.	1,183	41,476
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	700	24,003
Retail-Discount — 0.2%
Target Corp.	2,667	160,367
Wal-Mart Stores, Inc.	939	50,640
		211,007
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,034	70,722
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	2,302	74,378
Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	1,412	76,728
Macy’s, Inc.	2,350	59,455
		136,183
Retail-Restaurants — 0.4%
Darden Restaurants, Inc.	1,156	53,684
Texas Roadhouse, Inc.†	15,028	258,031
		311,715
Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	4,701	176,288
Satellite Telecom — 0.4%
GeoEye, Inc.†	7,463	316,357
Semiconductor Equipment — 0.3%
Veeco Instruments, Inc.†	5,303	227,817
Soap & Cleaning Preparation — 0.5%
Reckitt Benckiser Group PLC	8,556	470,223
Software Tools — 0.2%
VMware, Inc., Class A†	1,743	154,970
Steel-Producers — 0.5%
Reliance Steel & Aluminum Co.	800	40,880
Steel Dynamics, Inc.	18,100	331,230

3

United States Steel Corp.	1,757	102,644
		474,754
Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	2,555	49,363
Finisar Corp.†	12,574	373,322
		422,685
Telephone-Integrated — 0.3%
AT&T, Inc.	3,007	88,345
CenturyLink, Inc.	1,500	69,255
Verizon Communications, Inc.	1,733	62,007
		219,607
Tobacco — 0.0%
Altria Group, Inc.	1,629	40,106
Transactional Software — 0.3%
VeriFone Systems, Inc.†	7,908	304,933
Transport-Rail — 0.2%
Union Pacific Corp.	2,323	215,249
Transport-Services — 1.9%
C.H. Robinson Worldwide, Inc.	5,273	422,842
United Parcel Service, Inc., Class B	16,650	1,208,457
		1,631,299
Transport-Truck — 0.7%
J.B. Hunt Transport Services, Inc.	7,609	310,523
Swift Transporation Co.†	21,300	266,463
		576,986
Vitamins & Nutrition Products — 0.9%
Mead Johnson Nutrition Co.	12,180	758,205
Web Hosting/Design — 0.3%
Equinix, Inc.†	3,007	244,349
Web Portals/ISP — 2.8%
Google, Inc., Class A†	2,789	1,656,582
Yahoo!, Inc.†	47,270	786,100
		2,442,682
Wireless Equipment — 2.2%
Aruba Networks, Inc.†	8,200	171,216
Crown Castle International Corp.†	22,610	990,996
QUALCOMM, Inc.	3,051	150,994
RF Micro Devices, Inc.†	39,372	289,384
SBA Communications Corp., Class A†	8,443	345,657
		1,948,247
Total Common Stock (cost $47,576,886)		62,427,785
PREFERRED STOCK — 0.2%
Banks-Super Regional — 0.0%
US Bancorp FRS 7.19%	17	13,264
Wachovia Capital Trust IX 6.38%	650	16,042
		29,306
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	8	7,561
Goldman Sachs Group, Inc. 6.13%	1,000	23,150
HSBC Holdings PLC 8.00%	360	9,594
		40,305
Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(1)	536	13,582
Finance-Investment Banker/Broker — 0.0%
JPMorgan Chase Capital XXIX 6.70%	720	18,389
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS 8.38%†	300	189
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	1,600	32,960
Total Preferred Stock (cost $142,794)		134,731
ASSET BACKED SECURITIES — 3.7%
Diversified Financial Services — 3.7%
AH Mortgage Advance Trust, Series 2010-ADV, Class A1 3.97% due 08/15/22*	$20,000	20,050
AmeriCredit Automobile Receivables Trust, Series2010-3, Class C 3.34% due 04/08/16	30,000	30,081
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	80,000	81,578
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	20,000	20,432
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	20,000	20,722

4

Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	100,000	107,131
Bear Stearns Adjustable Rate Mtg. Trust, VRS Series 2005-12, Class 12A1 2.91% due 02/25/36(5)	95,032	69,856
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-PW16, Class A4 5.72% due 06/11/40(4)	75,000	80,022
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW17, Class AM 5.92% due 06/11/50(4)	250,000	254,529
Capital One Auto Finance Trust, FRS Series 2006-C, Class A4 0.29% due 05/15/13	18,996	18,891
Citigroup Mtg. Loan Trust, Inc., FRS Series 2006-AR1, Class 3A1 5.50% due 03/25/36(5)	71,462	52,687
Commercial Mtg. Pass Through Certs., VRS Series 2006-C7, Class A4 5.76% due 06/10/46(4)	50,000	54,669
Countrywide Alternative Loan Trust, FRS Series 2006-OC11, Class 2A2A 0.43% due 01/25/37(5)	67,060	39,716
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(5)	41,213	37,590
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(5)	19,797	18,189
First Horizon Alternative Mtg. Securities, FRS Series 2005-AA3, Class 3A1 2.51% due 05/25/35(5)	84,264	71,008
GMAC Commercial Mtg. Securities, Inc., VRS Series 2006-C1, Class A4 5.24% due 11/10/45(4)	105,000	111,422
GS Mtg. Securities Corp. II, FRS Series 2007-EOP, Class L 1.57% due 03/06/20*(4)	45,000	38,287
GS Mtg. Securities Corp. II, VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	150,000	161,118
GS Mtg. Securities Corp. II, VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(4)	150,000	161,121
GS Mtg. Securities Corp. II, VRS 2010-C2, Class A2 5.16% due 12/10/43*(3)(4)	60,000	61,836
GSR Mtg. Loan Trust, VRS Series 2006-AR1, Class 2A1 2.81% due 01/25/36(5)	47,515	36,973
GSR Mtg. Loan Trust, VRS Series 2005-AR2, Class 1A2 3.00% due 04/25/35(5)	26,976	20,586
GSR Mtg. Loan Trust, VRS Series 2007-AR1, Class 2A1 5.55% due 03/25/47(5)	19,624	14,888
Impac CMB Trust, FRS Series 2005-4, Class 1A1A 0.80% due 05/25/35(5)	40,487	30,337
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2010-C2, Class D 5.53% due 11/15/43*(4)	250,000	222,405
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(4)	133,135	135,704
LB-UBS Commercial Mtg. Trust, VRS Series 2006-C4, Class A4 5.88% due 06/15/38(4)	100,000	108,213
LB-UBS Commercial Mtg. Trust, VRS Series 2008-C1, Class A2 6.16% due 04/15/41(4)	70,000	75,875
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A1, Class 2A1 2.84% due 12/25/34(5)	39,330	38,097
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	175,000	186,468
Morgan Stanley Capital I,
Series 2005-HQ6, Class A4A
4.99% due 08/13/42(4)	50,000	52,943
Morgan Stanley Capital I, VRS Series 2007-T25, Class A3 5.51% due 11/12/49(4)	50,000	53,687
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	44,124	38,815
MortgageIT Trust, FRS Series 2005-4, Class A1 0.54% due 10/25/35(5)	102,308	74,821
Residential Asset Securities Corp., FRS Series 2006-EMX3, Class A2 0.44% due 04/25/36	67,324	51,233

5

Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	25,000	25,542
Sequoia Mtg. Trust, VRS Series 2007-1, Class 2A1 5.24% due 02/20/47(5)	82,455	66,608
Sierra Receivables Funding Co., Series 2010-3A, Class A 3.51% due 11/20/25*	92,309	91,626
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	182,095	186,250
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2004-BB, Class A2 2.75% due 01/25/35(5)	103,770	98,793
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2005-AR2, Class 2A2 2.81% due 03/25/35(5)	81,737	75,247
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2006-AR14, Class 2A1 5.38% due 10/25/36(5)	45,292	36,194
Total Asset Backed Securities (cost $3,102,052)		3,232,240
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(2)(3)(6)(8)(9) (cost $5,000)	5,000	5,100
U.S. CORPORATE BONDS & NOTES — 7.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	61,000	65,804
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	15,000	17,550
		83,354
Advertising Services — 0.0%
Visant Corp. Senior Notes 10.00% due 10/01/17*	3,000	3,188
Aerospace/Defense — 0.0%
Esterline Technologies Corp. Company Guar. 7.00% due 08/01/20*	5,000	5,150
Northrop Grumman Corp. Senior Notes 5.05% due 11/15/40	14,000	13,080
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	4,000	4,160
		22,390
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	5,000	5,163
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/20	5,000	5,475
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	45,000	48,308
Airlines — 0.2%
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	9,903	10,324
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	19,646	20,039
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	24,309	27,105
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	2,000	2,178
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/24	48,672	53,539
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	5,000	4,962
		118,147
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	20,000	21,425

6

Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	10,000	10,750
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18*	5,000	5,300
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	5,000	5,437
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	10,000	10,600
		21,337
Banks-Commercial — 0.2%
Branch Banking & Trust Co. FRS Sub. Notes 0.58% due 05/23/17	7,000	6,340
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	15,000	15,037
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	2,002	2,007
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	87,000	93,290
First Horizon National Corp. Senior Notes 5.38% due 12/15/15	10,000	10,094
Huntington BancShares, Inc. Sub. Notes 7.00% due 12/15/20	17,000	17,899
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,435
Regions Bank Sub. Notes 7.50% due 05/15/18	5,000	5,150
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	6,000	5,873
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	5,000	5,073
		165,198
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.30% due 06/01/67	21,000	15,759
Banks-Money Center — 0.0%
Chase Capital III FRS Ltd. Guar. Notes 0.85% due 03/01/27	10,000	7,907
NB Capital Trust IV Ltd. Guar. Notes 8.25% due 04/15/27	20,000	20,250
		28,157
Banks-Mortgage — 0.0%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	10,000	10,375
Banks-Super Regional — 0.3%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	50,000	47,517
BAC Capital Trust XIII FRS Ltd. Guar. Notes 0.70% due 03/15/12(10)	27,000	16,776
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.10% due 06/01/56	5,000	3,107
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	15,000	16,239
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	5,000	5,468
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(10)	10,000	7,452
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	5,000	5,251
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	1,000	947
USB Capital IX FRS Ltd. Guar. Notes 6.19% due 04/15/11(10)	3,000	2,310
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.80% due 03/15/11(10)	16,000	13,880
Wachovia Corp. Senior Notes 5.75% due 02/01/18	115,000	127,685
Wachovia Corp. FRS Senior Notes 0.57% due 06/15/17	10,000	9,177
Wells Fargo & Co. FRS Senior Notes 0.49% due 10/28/15	11,000	10,611
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(10)	5,000	5,275
		271,695
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	5,000	5,300

7

Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	5,000	5,294
		10,594
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15	25,000	25,804
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	50,000	62,218
		88,022
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	2,000	1,790
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	35,000	36,237
Liberty Media LLC Senior Notes 8.25% due 02/01/30	10,000	9,700
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	3,000	3,187
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	30,000	34,467
		85,381
Building Products-Cement — 0.0%
CRH America, Inc. Company Guar. Notes 5.75% due 01/15/21	3,000	2,966
Building Products-Wood — 0.0%
Masco Corp. Senior Bonds 4.80% due 06/15/15	5,000	4,923
Masco Corp. Bonds 6.50% due 08/15/32	5,000	4,400
		9,323
Building-Residential/Commercial — 0.0%
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 10.63% due 10/15/16	5,000	5,125
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	5,000	5,000
		10,125
Cable/Satellite TV — 0.4%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	75,000	85,342
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	30,000	33,026
COX Communications, Inc. Notes 7.13% due 10/01/12	5,000	5,484
COX Communications, Inc. Senior Notes 8.38% due 03/01/39*	35,000	45,357
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	25,000	27,125
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	5,000	5,650
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	50,000	54,342
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	5,000	5,169
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	5,000	5,544

Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	5,000	5,325
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	33,000	36,821
		309,185
Capacitors — 0.0%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	5,000	5,500
Casino Hotels — 0.0%
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	5,000	5,625
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	5,000	5,750
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	5,131
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	5,000	5,413
		21,919

8

Casino Services — 0.0%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	3,325
Cellular Telecom — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	55,000	60,649
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	15,000	19,628
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	10,000	10,375
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	3,000	3,004
Sprint Nextel Corp. Senior Bonds 6.00% due 12/01/16	5,000	4,831
		98,487
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 2.50% due 02/15/16	6,000	5,763
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	52,000	49,811
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	2,000	1,898
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	7,000	6,518
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	3,000	2,944
Rohm & Haas Co. Senior Notes 7.85% due 07/15/29	8,000	9,296
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	5,000	5,350
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	6,000	5,730
		87,310
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	5,000	5,344
Chemicals-Specialty — 0.1%
Albemarle Corp. Senior Notes 4.50% due 12/15/20	5,000	4,921
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	23,000	24,061
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	5,000	5,400
Nalco Co. Senior Notes 6.63% due 01/15/19*	10,000	10,225
		44,607
Coal — 0.1%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	5,000	5,450
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	10,000	10,800
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	5,000	5,325
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	4,000	4,070
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	15,000	16,012
		41,657
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	5,000	4,950
Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 5.50% due 09/01/20	5,000	4,940
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	6,000	6,367
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,375
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	10,000	11,548
		23,290
Computers-Memory Devices — 0.0%
Spansion LLC Company Guar. Notes 7.88% due 11/15/17*	5,000	4,950

9

Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc. Company Guar. Notes 9.00% due 04/15/19*	5,000	5,181
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	10,000	10,500
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	5,000	5,387
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	5,000	5,375
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	10,000	10,750
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	2,000	1,985
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	10,000	10,625
		44,622
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	5,000	5,450
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	5,000	5,287
Data Processing/Management — 0.0%
Fiserv, Inc. Company Guar. Notes 4.63% due 10/01/20	10,000	9,713
Distribution/Wholesale — 0.0%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	5,000	4,725
Diversified Banking Institutions — 0.9%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	25,000	25,421
Bank of America Corp. Senior Notes 5.88% due 01/05/21	10,000	10,346
Bank of America Corp. Senior Notes 6.00% due 09/01/17	25,000	26,200
Bank of America Corp. Senior Notes 7.38% due 05/15/14	20,000	22,232
Bank of America Corp. FRS Jr. Sub. Bonds 8.00% due 01/30/18(10)	14,000	14,109
Citigroup, Inc. Senior Notes 4.59% due 12/15/15	18,000	18,765
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	23,000	23,793
Citigroup, Inc. Senior Notes 5.38% due 08/09/20	11,000	11,429
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	45,000	47,707
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	5,000	5,464
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	5,000	4,681
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	25,000	27,452
Citigroup, Inc. Notes 8.50% due 05/22/19	30,000	37,243
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	31,000	32,781
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	7,000	7,594
JPMorgan Chase & Co. FRS Sub. Notes 1.55% due 09/01/15	14,000	13,962
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	45,000	43,949
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	45,000	47,883
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	11,000	12,068
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(10)	5,000	5,315
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	50,000	49,805
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/77	3,000	2,313
Morgan Stanley Sub. Notes 4.75% due 04/01/14	25,000	25,601
Morgan Stanley Senior Notes 5.55% due 04/27/17	21,000	21,878

10

Morgan Stanley Senior Notes 5.75% due 08/31/12	105,000	112,280
Morgan Stanley Senior Notes 5.95% due 12/28/17	8,000	8,464
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	2,000	2,013
The Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	50,000	50,946
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	50,000	47,957
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	15,000	14,735
		774,386
Diversified Financial Services — 0.2%
Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/77	23,000	23,920
General Electric Capital Corp. Senior Notes 2.25% due 11/09/15	13,000	12,498
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	35,000	36,180
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	25,000	27,263
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	12,000	12,456
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	60,000	64,140
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	9,000	9,487
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	15,000	17,335
		203,279
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	6,481
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20	7,000	7,035
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	5,000	5,625
		12,660
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	10,000	9,576
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	10,000	10,575
AES Corp. Senior Notes 8.00% due 06/01/20	20,000	21,200
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	9,000	8,614
		40,389
Electric-Integrated — 0.3%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	7,000	6,793
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	23,000	26,286
Cleco Power LLC Senior Notes 6.00% due 12/01/40	5,000	4,884
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	25,000	28,031
Constellation Energy Group, Inc. Senior Notes 5.15% due 12/01/20	4,000	3,938
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	12,000	13,209
Edison International Senior Notes 3.75% due 09/15/17	21,000	20,852
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/21	3,000	2,889
Entergy Corp. Senior Notes 3.63% due 09/15/15	30,000	29,672
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	12,000	11,433
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	5,000	5,051
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	5,000	5,000

11

Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	4,472	4,808
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(2)(3)	20,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	4,000	4,531
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15	5,000	2,825
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/17	60,000	67,915
		238,117
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	35,000	38,468
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	13,000	12,772
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	5,000	5,613
		18,385
Electronic Components-Semiconductors — 0.0%
Broadcom Corp. Senior Notes 1.50% due 11/01/13*	6,000	5,959
Broadcom Corp. Senior Notes 2.38% due 11/01/15*	6,000	5,841
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(7)	2,000	2,090
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	2,000	2,250
National Semiconductor Corp. Senior Notes 3.95% due 04/15/15	5,000	5,092
		21,232
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	8,000	8,867
Energy-Alternate Sources — 0.0%
Headwaters, Inc. Sec. Notes 11.38% due 11/01/14	5,000	5,469
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	5,000	5,225
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/15	2,000	2,516
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	12,000	12,436
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.63% due 08/01/33	20,000	15,693
SLM Corp. Senior Notes 8.00% due 03/25/20	5,000	5,069
SLM Corp. Senior Notes 8.45% due 06/15/18	5,000	5,197
		25,959

Finance-Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	3,000	3,000
Finance-Investment Banker/Broker — 0.2%
Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	10,000	9,829
Lazard Group LLC Senior Notes 6.85% due 06/15/17	60,000	62,767
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(6)(10)(11)	6,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(6)(11)	7,000	1,619
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(6)(11)	7,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(6)(11)	10,000	1
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	25,000	26,370
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	9,000	9,273
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	11,000	11,630

12

The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	25,000	29,626
		151,117
Finance-Other Services — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	15,000	16,152
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	15,000	15,268
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	5,000	4,925
		36,345
Firearms & Ammunition — 0.0%
FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	5,000	5,250
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	10,000	11,525
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	18,000	19,255
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	13,000	14,568
		33,823
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	5,000	5,571
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	5,000	5,031
Service Corp. International Senior Notes 8.00% due 11/15/21	5,000	5,250
		10,281
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	5,000	4,931
Gas-Distribution — 0.0%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	25,000	27,836
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	5,000	4,688
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	5,000	5,312
Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	5,000	5,312
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	5,000	5,062
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(2)(3)	30,000	0
Dynegy-Roseton / Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	9,400
NRG Energy, Inc. Company Guar. Notes 7.25% due 02/01/14	5,000	5,100
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	5,000	5,125
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	5,000	5,150
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20*	5,000	5,125
		34,962
Insurance-Life/Health — 0.1%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	5,000	5,248
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	7,000	7,388
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/39*	20,000	25,991
Protective Life Corp. Senior Notes 8.45% due 10/15/39	18,000	19,344
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	10,000	9,780
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	20,000	20,171
		87,922

13

Insurance-Multi-line — 0.2%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	6,000	5,862
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	25,000	25,445
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16	6,000	6,226
Hartford Financial Services Group, Inc. FRS Jr. Sub. Notes 8.13% due 06/15/68	17,000	18,063
MetLife, Inc. Senior Notes 6.75% due 06/01/16	5,000	5,800
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	10,000	10,249
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/39*	62,000	71,909
		143,554
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	5,000	5,200
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	7,000	6,202
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	20,000	19,700
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	70,000	62,063
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	30,000	40,153
		133,318
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	70,000	85,975
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/01/67	70,000	66,325
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	34,000	34,779
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	60,000	63,237
		250,316
Machinery-Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	14,000	15,295
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	5,000	5,400
		20,695
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	5,000	5,125
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 4.63% due 11/15/20	6,000	5,946
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	7,000	8,475
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	5,000	5,725
		14,200
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	5,000	5,425
Celgene Corp. Senior Notes 2.45% due 10/15/15	20,000	19,426
Life Technologies Corp. Senior Notes 4.40% due 03/01/15	22,000	22,862
Life Technologies Corp. Senior Notes 5.00% due 01/15/21	10,000	9,906
		57,619
Medical-Drugs — 0.0%
Merck & Co, Inc. Senior Notes 3.88% due 01/15/21	4,000	3,975
Schering-Plough Corp Senior Notes 6.00% due 09/15/17	7,000	8,180
		12,155
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	7,000	7,881

14

UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	30,000	34,054
		41,935
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	4,000	4,240
HCA, Inc. Senior Notes 7.50% due 11/15/95	5,000	3,975
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	31,000	33,945
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	5,000	5,000
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/19	15,000	16,950
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	5,000	5,325
		69,435
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.63% due 12/15/20	50,000	49,888
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Senior Notes 10.38% due 04/01/18*	5,000	4,675
Multimedia — 0.4%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	65,000	71,776
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	10,000	9,770
NBC Universal, Inc. Senior Notes 3.65% due 04/30/15*	35,000	35,899
NBC Universal, Inc. Senior Notes 4.38% due 04/01/21*	25,000	24,265
NBC Universal, Inc. Senior Notes 5.95% due 04/01/41*	10,000	9,999
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	5,000	5,310
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	10,000	10,500
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	50,000	59,904
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	10,000	11,256
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	60,000	75,337
Viacom, Inc. Senior Notes 6.13% due 10/05/17	45,000	50,766
		364,782
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	5,000	5,362
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	1,000	1,100
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	1,000	1,059
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	6,000	6,323
		8,482
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 5.50% due 05/15/12	60,000	63,373
Xerox Corp. Senior Notes 8.25% due 05/15/14	15,000	17,509
		80,882
Oil & Gas Drilling — 0.0%
Pride International, Inc. Senior Notes 6.88% due 08/15/20	7,000	7,262
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	15,000	14,643
Apache Corp. Senior Notes 3.63% due 02/01/21	5,000	4,825
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18*	5,000	5,150
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	5,000	5,075
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	10,000	10,125

15

EOG Resources, Inc. Senior Notes 4.10% due 02/01/21	10,000	9,835
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	5,000	5,163
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	5,000	5,163
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	14,000	15,218
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	5,000	5,387
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	5,000	5,262
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	10,000	10,281
Pioneer Natural Resources Co. Company Guar. Notes 7.20% due 01/15/28	1,000	1,045
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	3,000	3,294
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,250
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	5,000	5,269
		110,985
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/41	5,000	4,964
Oil Refining & Marketing — 0.0%
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20*	2,000	1,908
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	15,000	15,601
		17,509
Oil-Field Services — 0.0%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	10,000	11,100
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	5,000	4,975
		16,075
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18*	5,000	5,162
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	7,000	6,921
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	5,000	5,187
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	20,000	21,300
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	5,000	5,644
		44,214
Pharmacy Services — 0.0%
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	25,000	27,949
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	4,000	4,080
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	5,000	6,162
Pipelines — 0.3%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	5,000	5,100
El Paso Corp. Senior Notes 6.88% due 06/15/14	5,000	5,312
El Paso Corp. Senior Notes 7.00% due 06/15/17	25,000	26,383
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	5,000	5,881
El Paso Pipeline Partners Operating Co., LLC Company Guar. Notes 4.10% due 11/15/15	4,000	3,950
El Paso Pipeline Partners Operating Co., LLC Company Guar. Notes 6.50% due 04/01/20	11,000	11,541
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	13,000	13,390

16

Energy Transfer Partners LP Senior Notes 7.50% due 07/01/38	15,000	17,447
Kinder Morgan Finance Co., LLC Senior Sec. Notes 6.00% due 01/15/18*	5,000	4,950
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	5,000	5,413
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	50,000	53,965
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	10,000	10,937
Plains All American Pipeline LP Company Guar. Notes 6.50% due 05/01/18	7,000	7,838
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16	5,000	5,488
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	56,000	54,131
The Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	2,000	2,361
Williams Partners LP Senior Notes 4.13% due 11/15/20	30,000	28,416
		262,503
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	10,000	10,425
Valassis Communications, Inc. Company Guar. Notes 8.25% due 03/01/15	3,000	3,139
		13,564
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 6.75% due 01/31/14	5,000	5,081
Publishing-Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	5,000	5,163
Real Estate Investment Trusts — 0.4%
Boston Properties LP Senior Notes 4.13% due 05/15/21	15,000	14,221
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	3,000	2,992
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	15,000	15,532
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	25,000	27,327
Duke Realty LP Senior Notes 6.75% due 03/15/20	15,000	16,273
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	15,000	16,050
ERP Operating LP Senior Notes 5.75% due 06/15/17	50,000	54,784
Federal Realty Investors Trust Senior Notes 5.90% due 04/01/20	3,000	3,182
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	10,000	10,150
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	10,000	10,213
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	50,000	53,387
Realty Income Corp. Senior Notes 6.75% due 08/15/19	50,000	56,505
Simon Property Group LP Senior Notes 6.13% due 05/30/18	15,000	16,859
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	50,000	53,292
		350,767
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	5,000	4,476
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	6,000	5,722
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	30,000	31,379
		41,577
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)	10,000	45

17

Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc. Senior Notes 9.50% due 12/01/14	7,000	7,350
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	5,000	5,312
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	5,000	5,275
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	5,000	5,313
		15,900
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	30,000	28,250
Retail-Discount — 0.0%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	5,000	5,706
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	15,000	15,095
		20,801
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	20,000	20,326
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	8,000	8,798
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	32,828	35,687
CVS Pass-Through Trust Company Guar. Notes 5.77% due 01/10/33*	5,000	4,958
		69,769
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	5,000	5,262
Retail-Propane Distribution — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	5,000	5,213
Retail-Regional Department Stores — 0.0%
Federated Ratail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	20,000	21,350
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	5,000	4,913
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	5,000	4,962
		31,225
Retail-Toy Stores — 0.0%
Toys R Us Property Co II LLC Senior Sec. Notes 8.50% due 12/01/17	5,000	5,375
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	5,000	4,850
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14	5,000	4,800
Special Purpose Entities — 0.1%
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39	15,000	16,050
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	11,000	10,481
Goldman Sachs Capital III FRS Company Guar. Notes 1.07% due 09/01/12(10)	7,000	5,058
Teco Finance, Inc. Company Guar. Notes 5.15% due 03/15/20	55,000	57,022
		88,611
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	5,000	5,263
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20*	5,000	5,175
Telecom Services — 0.2%
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	5,000	5,338
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	11,200
Qwest Corp. Senior Notes 8.88% due 03/15/12	11,000	11,894

18

SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	5,000	5,462
SBA Tower Trust Sec. Notes 4.25% due 04/15/40*	35,000	36,218
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	62,028
		132,140
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 6.15% due 12/15/40	10,000	10,235
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 6.30% due 01/15/38	40,000	42,198
AT&T, Inc. Senior Notes 6.40% due 05/15/38	15,000	15,945
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	5,000	5,137
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	20,000	20,550
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	10,000	10,975
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	5,000	5,175
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	14,000	15,050
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	4,000	3,500
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	5,000	4,938
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	4,000	4,040
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	5,000	5,281
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	15,000	15,769
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	5,000	5,250
		153,808
Television — 0.1%
CBS Corp. Company Guar. Notes 5.90% due 10/15/40	5,000	4,816
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	55,000	64,157
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(7)	2,550	2,754
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(2)(3)	5,000	0
		71,727
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	10,000	13,050
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	45,000	59,365
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	45,000	46,478
		118,893
Tools-Hand Held — 0.0%
Snap-On, Inc. Senior Notes 4.25% due 01/15/18	5,000	5,020
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 07/02/20	2,118	2,017
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	21,040	18,095
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	2,251	2,189
		22,301
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.50% due 07/15/16	5,000	4,952
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc. Senior Sec. Notes 8.88% due 11/01/17	5,000	5,412
Transport-Rail — 0.0%
CSX Corp. Senior Notes 3.70% due 10/30/20	12,000	11,335
Transport-Services — 0.0%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	5,000	5,275
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	4,000	3,988
		9,263
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	12,000	12,540
Wireless Equipment — 0.0%
American Tower Corp. Senior Notes 4.50% due 01/15/18	9,000	8,921

19

Motorola, Inc. Senior Notes 6.50% due 09/01/25	11,000	11,313
		20,234
Total U.S. CORPORATE BONDS & NOTES (cost $6,339,391)		6,680,867
FOREIGN CORPORATE BONDS & NOTES — 1.0%
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 6.13% due 01/15/41	15,000	15,887
Banks-Commercial — 0.1%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(10)	11,000	9,790
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	5,000	5,129
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(10)	4,000	3,780
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	5,000	5,241
Groupe BPCE FRS Jr. Sub. Notes 3.80% due 03/30/11(10)	15,000	9,721
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(10)	4,000	4,254
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	7,000	6,773
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/15	30,000	29,491
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 03/31/11(10)	20,000	12,000
		86,179
Brewery — 0.1%
Cia de Bebidas das Americas Senior Notes 8.75% due 09/15/13	50,000	57,625
Broadcast Services/Program — 0.0%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	30,000	32,488
Chemicals-Diversified — 0.0%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	3,000	3,256
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	5,000	5,025
Seagate Technology International Sec. Notes 10.00% due 05/01/14*	10,000	11,725
		16,750
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(2)(3)	10,000	0
Diversified Banking Institutions — 0.0%
Credit Agricole SA FRS Jr. Sub. Bonds 6.64% due 05/31/17*(10)	1,000	858
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	10,000	10,775
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	6,000	7,004
Electric-Integrated — 0.1%
EDF SA Senior Notes 6.50% due 01/26/19*	50,000	58,338
Gold Mining — 0.0%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	13,000	12,436
Insurance-Multi-line — 0.1%
Aegon NV FRS Jr. Sub. Notes 2.63% due 07/15/14(10)	12,000	7,357
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(10)	6,000	5,250
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	14,426
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	9,000	9,061
		36,094
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	7,000	7,462
Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/32	30,000	31,877

20

Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	7,000		7,498
			39,375
Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	27,000		27,904
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	5,000		4,649
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	5,000		3,532
			8,181
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	60,000		59,959
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	10,000		10,315
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	15,000		18,173
Total Capital SA Company Guar. Notes 2.30% due 03/15/16	9,000		8,792
			97,239
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	35,000		37,672
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	7,000		6,912
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(12)	12,000		12,360
Special Purpose Entity — 0.0%
ConocoPhillips Canada Funding Co. I Company Guar. Notes 5.63% due 10/15/16	10,000		11,366
Steel Producers — 0.1%
ArcelorMittal Senior Notes 3.75% due 08/05/15	50,000		50,416
SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	4,000		4,503
Telecom Services — 0.0%
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/18*	5,000		5,088
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	30,000		40,318
France Telecom SA Senior Notes 8.50% due 03/01/31	40,000		54,377
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	16,000		16,382
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	60,000		61,576
Telefonica Emisiones SAU FRS Company Guar. Notes 0.62% due 02/04/13	5,000		4,912
Telefonica Emisiones SAU Company Guar. Notes 5.13% due 04/27/20	4,000		3,851
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	5,000		5,416
			186,832
Television — 0.0%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18	10,000		11,150
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	30,000		39,479
Transport-Services — 0.0%
Asciano Finance, Ltd. Company Guar. Notes 3.13% due 09/23/15*	11,000		10,575
Total Foreign Corporate Bonds & Notes (cost $856,257)			894,204
FOREIGN GOVERNMENT AGENCIES — 0.6%
Sovereign — 0.6%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	380,000	224,804
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41	6,000		5,955
Federal Republic of Brazil Notes 11.00% due 08/17/40	35,000		47,057
Republic of Argentina Senior Bonds 8.28% due 12/31/33(13)	26,019		24,133
Republic of Colombia Senior Bonds 6.13% due 01/18/41	100,000		102,500
Republic of Turkey Senior Bonds 11.88% due 01/15/30	20,000		34,350

21

Republic of Venezuela Senior Bonds 9.25% due 09/15/27	40,000	29,800
Russian Federation Senior Bonds 7.50% due 03/31/30(1)	26,850	31,052
United Mexican States Notes 5.95% due 03/19/19	10,000	11,150
Total Foreign Government Agencies (cost $483,515)		510,801
LOANS(14)(15) — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. FRS BTL-B 3.02% due 12/16/13	34,447	34,356
Ford Motor Co. BTL-B 3.04% due 12/16/13	13,839	13,803
Total Loans (cost $48,287)		48,159
MUNICIPAL BONDS & NOTES — 0.1%
Municipal Bonds — 0.1%
California State General Obligation Bonds 6.20% due 10/01/19	25,000	25,325
California State General Obligation Bonds 7.55% due 04/01/39	35,000	36,300
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	30,000	32,928
Texas State Transportation Commission Revenue Bonds Series B 5.18% due 04/01/30	5,000	4,953
Total Municipal Bonds & Notes (cost $102,880)		99,506
U.S. GOVERNMENT AGENCIES — 10.1%
Federal Home Loan Mtg. Corp. — 1.1%
4.50% due 01/01/39	15,777	16,182
5.00% due 03/01/19	5,360	5,719
5.00% due 07/01/21	182,201	194,072
5.00% due 07/01/35	11,832	12,468
5.00% due 01/01/37	9,868	10,368
5.00% due 03/01/38	30,520	32,038
5.00% due 07/01/40	251,896	264,344
5.50% due 07/01/34	25,241	27,080
5.50% due 09/01/37	34,663	36,982
5.50% due 01/01/38	35,218	37,641
5.50% due 07/01/38	19,027	20,300
6.00% due 08/01/36	35,785	39,003
6.00% due 04/01/40	117,768	127,696
6.50% due 05/01/16	682	744
6.50% due 05/01/29	3,095	3,480
6.50% due 03/01/36	16,403	18,244
6.50% due 05/01/36	442	491
6.50% due 11/01/37	29,074	32,264
7.00% due 04/01/32	4,786	5,457
7.50% due 08/01/23	586	667
7.50% due 04/01/28	2,588	2,959
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(5)	11,148	11,328
Series 2586, Class NK
3.50% due 08/15/16(5)	3,000	3,034
Series 1577, Class PK
6.50% due 09/15/23(5)	19,441	20,647
Series 1226, Class Z
7.75% due 03/15/22(5)	1,163	1,271
		924,479
Federal National Mtg. Assoc. — 7.0%
2.13% due 01/25/13	9,000	9,008
3.50% due January TBA	1,100,000	1,050,500
4.00% due January TBA	1,000,000	994,688
4.50% due 11/01/22	67,092	70,782
4.50% due 01/01/39	22,656	23,277
4.50% due 06/01/39	385,248	397,010
4.56% due 01/01/15	189,082	201,522
4.85% due 11/01/15	207,957	221,609
5.00% due 06/01/19	2,871	3,071
5.00% due 05/01/35	4,941	5,216
5.00% due 07/01/37	35,332	37,181
5.50% due 03/01/18	5,886	6,351
5.50% due 06/01/19	12,237	13,211
5.50% due 11/01/20	11,818	12,743
5.50% due 04/01/21	234,262	252,161
5.50% due 11/01/22	16,771	18,044
5.50% due 06/01/34	16,964	18,259
5.50% due 06/01/35	472,821	511,426
5.50% due 06/01/36	289,799	312,012
5.50% due 08/01/36	38,930	41,743
5.50% due 11/01/36	7,243	7,767
5.50% due 07/01/38	53,278	57,037
5.92% due 10/01/11	33,268	33,643
6.00% due 06/01/17	10,340	11,278
6.00% due 12/01/33	32,888	36,229
6.00% due 05/01/34	2,138	2,345
6.00% due 06/01/35	2,898	3,163
6.00% due January TBA	1,000,000	1,086,875
6.50% due 08/01/17	22,112	24,195
6.50% due 09/01/32	32,714	36,785
6.50% due 04/01/34	13,210	14,812
6.50% due 10/01/37	2,303	2,561
6.50% due January TBA	500,000	555,625
7.00% due 06/01/37	53,222	60,270
		6,132,399
Government National Mtg. Assoc. — 2.0%
4.00% due January TBA	1,000,000	1,006,719
4.50% due January TBA	600,000	622,875
6.00% due 11/15/31	86,727	95,756
7.00% due 05/15/33	19,862	22,695
7.50% due 01/15/32	6,804	7,874

22

8.50% due 11/15/17	878	987
9.00% due 11/15/21	381	447
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(5)	413	475
Series 2005-74, Class HC
7.50% due 09/16/35(5)	5,046	5,780
		1,763,608
Total U.S. Government Agencies (cost $8,623,878)		8,820,486
U.S. GOVERNMENT TREASURIES — 3.7%
United States Treasury Bonds — 0.8%
United States Treasury Bonds
2.13% due 02/15/40 TIPS(18)	12,142	12,852
3.88% due 08/15/40	9,000	8,290
4.38% due 02/15/38(16)	300,000	303,187
4.38% due 11/15/39	259,000	260,376
4.38% due 05/15/40	25,000	25,121
4.50% due 02/15/36	70,000	72,472
4.50% due 05/15/38	6,000	6,182
5.25% due 11/15/28	8,000	9,168
		697,648
United States Treasury Notes — 2.9%
United States Treasury Notes
0.75% due 12/15/13	250,000	248,223
1.13% due 12/15/12	1,075,000	1,086,043
1.38% due 11/30/15	7,000	6,803
1.88% due 04/30/14	500,000	511,367
2.63% due 11/15/20	2,000	1,887
3.63% due 02/15/20	525,000	544,851
4.75% due 08/15/17	125,000	141,748
		2,540,922
Total U.S. Government Treasuries (cost $3,278,713)		3,238,570
EXCHANGE-TRADED FUNDS — 0.3%
Exchange-Traded Funds — 0.3%
iShares Russell 2000 Index Fund (cost $242,451)	3,900	305,097
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14(2)(3)	16	0
Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16(2)(3)	1	50
Total Warrants (cost $17)		50
Total Long-Term Investment Securities (cost $70,802,121)		86,397,596
SHORT-TERM INVESTMENT SECURITIES — 1.6%
U.S. Government Agencies — 1.6%
Federal Home Loan Bank Disc. Notes
0.18% due 01/12/11	461,000	460,975
0.19% due 01/19/11	360,000	359,967
0.19% due 01/21/11	209,000	208,978
Federal National Mtg. Assoc. Disc. Notes
0.18% due 01/12/11	105,000	104,994
0.18% due 01/19/11	137,000	136,988
0.19% due 01/18/11	128,000	127,989
Total Short-Term Investment Securities (cost $1,399,891)		1,399,891
REPURCHASE AGREEMENTS — 3.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/10, to be repurchased 01/03/11 in the amount of $528,000 and collateralized by $545,000 of Federal Home Loan Mtg. Corp. Disc. Notes, bearing interest at 0.21%, due 06/20/11 and having an approximate value of $544,455	528,000	528,000
Bank of America Joint Repurchase Agreement(17)	1,200,000	1,200,000
UBS Securities LLC Joint Repurchase Agreement(17)	1,340,000	1,340,000
Total Repurchase Agreements (cost $3,068,000)		3,068,000
TOTAL INVESTMENTS (cost $75,270,012) (20)	104.1%	90,865,487
Liabilities in excess of other assets	(4.1)	(3,586,274)
NET ASSETS	100.0%	$87,279,213

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2010, the aggregate value of these securities was $1,726,974 representing 2.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2010.
(2)	Illiquid security. At December 31, 2010, the aggregate value of these securities was $5,195 representing 0.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Income may be received in cash or additional shares at the discretion of the issuer.
(8)	Bond is in default and did not pay principal at maturity.

23

(9)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2010, the Multi-Managed Growth Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Senior Sec. Notes
7.50% due 08/15/09	08/11/2005	$5,000	$5,000	$5,100	$102.00	0.00%

(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	Bond in default
(12)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(13)	A portion of the interest was paid in additional bonds/loans.
(14)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(15)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(17)	See Note 2 for details of Joint Repurchase Agreements.
(18)	Principal amount of security is adjusted for inflation.
(19)	Denominated in United States dollars unless otherwise indicated.
(20)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt
BTL	— Bank Term Loans
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchaed on forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2010.
The dates shown on debt obligations are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2010	Unrealized Appreciation (Depreciation)
2	Short	Euro-Bund	March 2011	$334,864	$334,903	$(39)
2	Short	Euro Buxl 30YR Bonds	March 2011	289,222	288,374	848
2	Long	Long Gilt	March 2011	374,319	372,594	(1,725)
4	Short	U.S. Treasury 2YR Notes	March 2011	874,233	875,625	(1,392)
5	Long	U.S. Treasury 5YR Notes	March 2011	587,433	588,594	1,161
9	Short	U.S. Treasury 10YR Notes	March 2011	1,104,773	1,083,938	20,835
3	Long	U.S. Long Bonds	March 2011	364,798	366,375	1,577
						$21,265

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	AUD	35,000	USD	34,342	3/16/2011	$—	$(1,144)
	EUR	19,000	USD	25,156	3/16/2011	—	(227)
	GBP	98,000	USD	154,558	3/16/2011	1,850	—
	USD	159,216	JPY	13,320,000	3/16/2011	4,964	—
						6,814	(1,371)
Barclays Bank PLC	AUD	55,000	USD	55,248	3/16/2011	—	(516)
	EUR	30,000	USD	39,881	3/16/2011	—	(198)
	GBP	10,000	USD	15,441	3/16/2011	—	(142)
	JPY	9,990,000	USD	119,421	3/16/2011	—	(3,714)
	MXN	270,000	USD	21,755	3/16/2011	10	—
						10	(4,570)
BNP Paribas SA	JPY	6,660,000	USD	80,078	3/16/2011	—	(2,012)

Citibank N.A.	BRL	365,000	USD	211,007	3/16/2011	—	(5,523)
	EUR	15,000	USD	20,120	3/16/2011	81	—
						81	(5,523)
Deutsche Bank AG	AUD	170,000	USD	165,223	3/16/2011	—	(7,136)
	USD	38,576	NOK	233,000	3/16/2011	1,213	—
						1,213	(7,136)
Goldman Sachs International	EUR	19,000	USD	25,109	3/16/2011	—	(275)
	GBP	27,000	USD	42,421	3/16/2011	347	—
	JPY	6,660,000	USD	79,582	3/16/2011	—	(2,507)
						347	(2,782)
HSBC Bank USA, N.A.	EUR	21,000	USD	27,770	3/16/2011	—	(285)

JPMorgan Chase Bank, N.A.	NOK	465,000	USD	76,719	3/16/2011	—	(2,687)
	USD	38,722	NOK	232,000	3/16/2011	896	—
	USD	76,306	SEK	530,000	3/16/2011	2,295	—
						3,191	(2,687)
Morgan Stanley & Co., Inc..	EUR	15,000	USD	19,840	3/16/2011	—	(200)

Royal Bank of Canada	MXN	2,550,000	USD	205,347	3/16/2011	—	(23)

UBS AG	EUR	15,000	USD	19,951	3/16/2011	—	(89)
	SEK	530,000	USD	77,198	3/16/2011	—	(1,402)
						—	(1,491)
Westpac Banking Corp.	EUR	56,000	USD	74,180	3/16/2011	—	(634)

Net Unrealized Appreciation/(Depreciation)						$11,656	$(28,714)

AUD — Australian Dollar
BRL — Brazilian Real
EUR — Euro Dollar
GBP — Pound Sterling
JPY— Japanese Yen
MXN — Mexican Peso
NOK — Norwegian Krone
SEK — Swedish Krona
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Computers	$5,941,702	$—	$—	$5,941,702
Other Industries*	56,486,083	—	—	56,486,083
Preferred Stocks	134,731	—	—	134,731
Asset Backed Securities	—	3,170,404	61,836	3,232,240
Convertible Bonds & Notes	—	—	5,100	5,100
U.S. Corporate Bonds & Notes	—	6,533,351	147,516	6,680,867
Foreign Corporate Bonds & Notes	—	894,204	0	894,204
Foreign Government Agencies	—	510,801	—	510,801
Loans	—	48,159	—	48,159
Municipal Bonds & Notes	—	99,506	—	99,506
U.S. Government Agencies	—	8,820,486	—	8,820,486
U.S. Government Treasuries	—	3,238,570	—	3,238,570
Exchange Traded Funds	305,097	—	—	305,097
Warrants	—	—	50	50
Short-Term Investment Securities:
U.S. Government Agencies	—	1,399,891	—	1,399,891
Repurchase Agreements	—	3,068,000	—	3,068,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	24,421	—	—	24,421
Open Forward Foreign Currency Contracts - Appreciation	—	11,656	—	11,656
Total Assets	62,892,034	27,795,028	214,502	90,901,564
LIABILITIES:
Other Financial Instruments+
Open Futures Contracts - Depreciation	(3,156)	—	—	(3,156)
Open Forward Foreign Currency Contracts - Depreciation	—	(28,714)	—	(28,714)
Total Liabilities	(3,156)	(28,714)	—	(31,870)
Total	$62,888,878	$27,766,314	$214,502	$90,869,694

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2010	$80,000	$3,500	$50,757	$0	$—
Accrued discounts/premiums	—	—	—	—	—
Realized gain(loss)	—	—	(854)	—	—
Change in unrealized appreciation(depreciation) (1)	2,818	1,600	1,827	—	33
Net purchases(sales)	60,596	—	(19,104)	—	17
Transfers in and/or out of Level 3 (2)	(81,578)	—	114,890	—	—
Balance as of 12/31/2010	$61,836	$5,100	$147,516	$0	$50

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at December 31, 2010 includes:

Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$1,239	$1,600	$(3,112)	$—	$33

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

24

SEASONS SERIES TRUST

MULTI-MANAGED MODERATE GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2010
(unaudited)

Security Description	Shares/ Principal Amount(19)	Value (Note 1)
COMMON STOCK — 57.0%
Advanced Materials — 0.3%
Hexcel Corp.†	29,293	$529,910
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	16,900	179,478
Aerospace/Defense — 0.0%
Boeing Co.	296	19,317
Aerospace/Defense-Equipment — 0.5%
BE Aerospace, Inc.†	14,160	524,345
Goodrich Corp.	1,400	123,298
United Technologies Corp.	2,259	177,828
		825,471
Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	700	94,605
Monsanto Co.	3,017	210,104
Potash Corp. of Saskatchewan, Inc.	1,860	287,984
The Mosaic Co.	600	45,816
		638,509
Airlines — 0.1%
AMR Corp.†	10,300	80,237
Applications Software — 0.4%
Microsoft Corp.	5,253	146,664
Nuance Communications, Inc.†	30,916	562,053
		708,717
Auto-Cars/Light Trucks — 1.5%
Ford Motor Co.†	101,495	1,704,101
General Motors Co.†	19,555	720,797
		2,424,898
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,900	166,518
Auto/Truck Parts & Equipment-Original — 0.4%
Titan International, Inc.	32,922	643,296
Banks-Commercial — 1.6%
East West Bancorp, Inc.	37,031	723,956
Lloyds Banking Group PLC†	28,262	28,950
Regions Financial Corp.	13,120	91,840
Signature Bank†	15,463	773,150
Standard Chartered PLC	35,465	954,088
		2,571,984
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	2,163	65,323
State Street Corp.	2,397	111,077
		176,400
Banks-Super Regional — 0.6%
Capital One Financial Corp.	4,115	175,134
Fifth Third Bancorp	11,259	165,282
PNC Financial Services Group, Inc.	2,537	154,047
SunTrust Banks, Inc.	3,133	92,455
US Bancorp	4,695	126,624
Wells Fargo & Co.	8,418	260,874
		974,416
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	3,133	206,057
PepsiCo, Inc.	3,365	219,836
		425,893
Brewery — 0.7%
Anheuser-Busch InBev NV	21,099	1,206,729
Casino Hotels — 0.3%
Boyd Gaming Corp.†	3,035	32,171
MGM Resorts International†	13,100	194,535
Wynn Resorts, Ltd.	2,032	211,003
		437,709
Chemicals-Diversified — 0.6%
Celanese Corp., Series A	2,941	121,081
Dow Chemical Co.	5,753	196,407
E.I. du Pont de Nemours & Co.	2,260	112,729
Israel Chemicals, Ltd.	31,902	546,879
LyondellBasell Industries NV, Class A†	2,000	68,800
		1,045,896
Chemicals-Specialty — 0.1%
Albemarle Corp.	1,900	105,982
Coal — 0.3%
International Coal Group, Inc.†	66,200	512,388
Commercial Services-Finance — 0.3%
Cardtronics, Inc.†	27,300	483,210
Mastercard, Inc., Class A	296	66,337
		549,547
Computer Aided Design — 0.4%
Parametric Technology Corp.†	25,100	565,503
Computers — 4.1%
Apple, Inc.†	19,569	6,312,177
Dell, Inc.†	11,359	153,914
Hewlett-Packard Co.	3,195	134,510
		6,600,601
Computers-Memory Devices — 0.3%
EMC Corp.†	4,238	97,050
Quantum Corp.†	123,300	458,676
		555,726
Computers-Periphery Equipment — 0.0%
Smart Technologies, Inc., Class A†	3,400	32,096
Consumer Products-Misc. — 0.3%
Jarden Corp.	16,209	500,372
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	986	79,245
Procter & Gamble Co.	3,917	251,980
		331,225
Cruise Lines — 0.2%
Carnival Corp.	4,501	207,541
Royal Caribbean Cruises, Ltd.†	1,768	83,096
		290,637
Diversified Banking Institutions — 3.2%
Bank of America Corp.	184,674	2,463,551
Citigroup, Inc.†	36,400	172,172
Goldman Sachs Group, Inc.	5,918	995,171
JPMorgan Chase & Co.	32,950	1,397,739
Morgan Stanley	6,046	164,512
		5,193,145
Diversified Manufacturing Operations — 0.5%
Dover Corp.	1,100	64,295
Eaton Corp.	1,672	169,725
General Electric Co.	11,751	214,926

1

Honeywell International, Inc.	2,648	140,768
Parker Hannifin Corp.	1,651	142,481
		732,195
E-Commerce/Products — 0.0%
Amazon.com, Inc.†	200	36,000
E-Commerce/Services — 1.7%
eBay, Inc.†	78,180	2,175,749
IAC/InterActive Corp.†	20,800	596,960
		2,772,709
Electric Products-Misc. — 0.5%
AMETEK, Inc.	15,541	609,984
Emerson Electric Co.	2,680	153,216
		763,200
Electric-Integrated — 0.2%
Dominion Resources, Inc.	1,867	79,758
NextEra Energy, Inc.	1,180	61,348
PG&E Corp.	1,500	71,760
Progress Energy, Inc.	1,376	59,829
		272,695
Electronic Components-Misc. — 0.6%
Tyco Electronics, Ltd.	28,545	1,010,493
Electronic Components-Semiconductors — 1.3%
Broadcom Corp., Class A	2,259	98,379
Entropic Communications, Inc.†	61,556	743,596
Intel Corp.	9,467	199,091
Intersil Corp., Class A	31,100	474,897
Micron Technology, Inc.†	13,219	106,016
QLogic Corp.†	26,631	453,260
Texas Instruments, Inc.	2,943	95,648
		2,170,887
Electronic Connectors — 0.4%
Amphenol Corp., Class A	10,885	574,510
Electronic Forms — 0.5%
Adobe Systems, Inc.†	26,929	828,875
Enterprise Software/Service — 2.8%
Ariba, Inc.†	26,837	630,401
Oracle Corp.	111,993	3,505,381
Taleo Corp., Class A†	17,005	470,188
		4,605,970
Entertainment Software — 0.1%
Activision Blizzard, Inc.	15,260	189,834
Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	54,465	931,896
Finance-Other Services — 0.6%
CME Group, Inc.	2,980	958,815
Food-Misc. — 0.1%
Kellogg Co.	1,180	60,274
Kraft Foods, Inc., Class A	2,746	86,527
		146,801
Footwear & Related Apparel — 0.3%
Iconix Brand Group, Inc.†	25,800	498,198
Gold Mining — 0.2%
Barrick Gold Corp.	2,000	106,360
Newmont Mining Corp.	2,300	141,289
		247,649
Hotels/Motels — 0.4%
Hyatt Hotels Corp., Class A†	2,282	104,424
Marriott International, Inc., Class A	7,649	317,740
Starwood Hotels & Resorts Worldwide, Inc.	2,927	177,903
		600,067
Human Resources — 0.2%
Monster Worldwide, Inc.†	11,869	280,465
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	87	331
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	1,386	92,446
Industrial Automated/Robotic — 0.7%
FANUC Corp.	6,900	1,059,773
Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	2,560	150,298
Prudential PLC	103,001	1,072,733
		1,223,031
Insurance-Multi-line — 0.1%
MetLife, Inc.	3,225	143,319
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	200	9,410
Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	8,208	814,398
Franklin Resources, Inc.	281	31,250
T. Rowe Price Group, Inc.	2,648	170,902
		1,016,550
Leisure Products — 0.4%
WMS Industries, Inc.†	14,531	657,382
Machinery-Construction & Mining — 0.4%
Terex Corp.†	22,056	684,618
Medical Information Systems — 0.0%
athenahealth, Inc.†	200	8,196
Medical Instruments — 0.4%
Volcano Corp.†	25,837	705,609
Medical Products — 0.2%
Baxter International, Inc.	2,081	105,340
Johnson & Johnson	3,819	236,205
		341,545
Medical-Biomedical/Gene — 2.6%
Alexion Pharmaceuticals, Inc.†	7,669	617,738
Amgen, Inc.†	3,721	204,283
Celgene Corp.†	45,625	2,698,263
Gilead Sciences, Inc.†	1,251	45,336
Human Genome Sciences, Inc.†	4,872	116,392
Vertex Pharmaceuticals, Inc.†	14,682	514,310
		4,196,322
Medical-Drugs — 0.3%
Abbott Laboratories	2,333	111,774
Merck & Co., Inc.	2,681	96,623

2

Pfizer, Inc.	13,612	238,346
		446,743
Medical-HMO — 0.3%
Centene Corp.†	22,211	562,827
Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	7,410	1,031,546
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,002	240,420
Multimedia — 1.1%
News Corp., Class A	104,815	1,526,106
Time Warner, Inc.	3,231	103,941
Walt Disney Co.	4,307	161,556
		1,791,603
Networking Products — 1.7%
Cisco Systems, Inc.†	106,581	2,156,134
Polycom, Inc.†	14,500	565,210
		2,721,344
Oil Companies-Exploration & Production — 1.4%
Apache Corp.	1,573	187,549
Approach Resources, Inc.†	20,600	475,860
Continental Resources, Inc.†	1,670	98,279
Devon Energy Corp.	1,672	131,269
EOG Resources, Inc.	1,278	116,822
Kodiak Oil & Gas Corp.†	90,508	597,353
Occidental Petroleum Corp.	1,768	173,441
Petrohawk Energy Corp.†	22,470	410,077
Range Resources Corp.	689	30,991
Southwestern Energy Co.†	1,670	62,508
		2,284,149
Oil Companies-Integrated — 1.3%
BG Group PLC	25,823	521,778
BP PLC ADR	788	34,806
Chevron Corp.	2,357	215,076
Exxon Mobil Corp.	3,917	286,411
Hess Corp.	3,427	262,302
Marathon Oil Corp.	788	29,180
Petroleo Brasileiro SA ADR	14,817	560,675
Suncor Energy, Inc.	4,702	180,040
		2,090,268
Oil Field Machinery & Equipment — 0.3%
Dril-Quip, Inc.†	6,990	543,263
Oil-Field Services — 0.7%
Key Energy Services, Inc.†	41,057	532,920
Schlumberger, Ltd.	5,699	475,866
Weatherford International, Ltd.†	3,917	89,308
		1,098,094
Patient Monitoring Equipment — 0.4%
Insulet Corp.†	40,900	633,950
Pharmacy Services — 0.8%
Express Scripts, Inc.†	4,506	243,549
Medco Health Solutions, Inc.†	17,199	1,053,783
		1,297,332
Physicians Practice Management — 0.3%
IPC The Hospitalist Co., Inc.†	11,653	454,584
Printing-Commercial — 0.4%
VistaPrint NV†	12,600	579,600
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	8,693	155,344
Real Estate Operations & Development — 0.3%
Hang Lung Properties, Ltd.	94,000	437,178
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	7,500	108,675
Research & Development — 0.4%
Parexel International Corp.†	28,500	605,055
Retail-Apparel/Shoe — 1.4%
Finish Line, Inc., Class A	25,458	437,623
Guess?, Inc.	11,600	548,912
Limited Brands, Inc.	41,380	1,271,607
		2,258,142
Retail-Building Products — 0.0%
Home Depot, Inc.	1,925	67,491
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,143	39,194
Retail-Discount — 0.2%
Target Corp.	4,405	264,872
Wal-Mart Stores, Inc.	1,475	79,547
		344,419
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,939	102,189
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	3,231	104,394
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	2,254	122,482
Macy’s, Inc.	3,862	97,709
		220,191
Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	1,768	82,106
Texas Roadhouse, Inc.†	24,990	429,078
		511,184
Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	7,836	293,850
Satellite Telecom — 0.3%
GeoEye, Inc.†	12,413	526,187
Semiconductor Equipment — 0.2%
Veeco Instruments, Inc.†	8,777	377,060
Soap & Cleaning Preparation — 0.4%
Reckitt Benckiser Group PLC	10,871	597,451
Software Tools — 0.1%
VMware, Inc., Class A†	2,648	235,434
Steel-Producers — 0.5%
Reliance Steel & Aluminum Co.	1,300	66,430
Steel Dynamics, Inc.	30,100	550,830
United States Steel Corp.	2,854	166,731
		783,991

3

Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	4,184	80,835
Finisar Corp.†	20,867	619,541
		700,376
Telephone-Integrated — 0.2%
AT&T, Inc.	5,392	158,417
CenturyLink, Inc.	2,400	110,808
Verizon Communications, Inc.	2,454	87,804
		357,029
Tobacco — 0.0%
Altria Group, Inc.	2,357	58,029
Transactional Software — 0.3%
VeriFone Systems, Inc.†	13,198	508,915
Transport-Rail — 0.2%
Union Pacific Corp.	3,231	299,384
Transport-Services — 1.4%
C.H. Robinson Worldwide, Inc.	6,967	558,684
United Parcel Service, Inc., Class B	22,915	1,663,170
		2,221,854
Transport-Truck — 0.6%
J.B. Hunt Transport Services, Inc.	12,535	511,553
Swift Transporation Co.†	35,200	440,352
		951,905
Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	15,580	969,855
Web Hosting/Design — 0.3%
Equinix, Inc.†	5,002	406,463
Web Portals/ISP — 2.2%
Google, Inc., Class A†	3,671	2,180,464
Yahoo!, Inc.†	83,955	1,396,172
		3,576,636
Wireless Equipment — 1.6%
Aruba Networks, Inc.†	13,700	286,056
Crown Castle International Corp.†	23,840	1,044,907
QUALCOMM, Inc.	5,274	261,010
RF Micro Devices, Inc.†	64,803	476,302
SBA Communications Corp., Class A†	14,140	578,892
		2,647,167
Total Common Stock (cost $71,986,459)		92,293,156
PREFERRED STOCK — 0.1%
Banks-Super Regional — 0.0%
US Bancorp FRS 7.19%	22	17,165
Wachovia Capital Trust IX 6.38%	900	22,212
		39,377
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	15	14,176
Goldman Sachs Group, Inc. 6.13%	1,800	41,670
HSBC Holdings PLC 8.00%	540	14,391
		70,237
Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(1)	1,073	27,190
Finance-Investment Banker/Broker — 0.0%
JPMorgan Chase Capital XXIX 6.70%	1,080	27,583
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS 8.38%†	500	315
Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	2,800	57,680
Total Preferred Stock (cost $237,047)		222,382
ASSET BACKED SECURITIES — 6.1%
Diversified Financial Services — 6.1%
AH Mortgage Advance Trust, Series 2010-ADV, Class A1 3.97% due 08/15/22*	$85,000	85,213
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/16	80,000	80,216
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	300,000	305,919
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	65,000	66,403

4

AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	65,000	67,347
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	160,000	168,537
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	265,000	283,896
Banc of America Commercial Mtg., Inc., VRS Series 2005-6, Class A4 5.20% due 09/10/47(2)	80,000	85,925
Banc of America Large Loan, Inc., VRS Series 2009-UB2, Class A4B6 5.68% due 04/24/49*(2)	100,000	97,720
Bear Stearns Adjustable Rate Mtg. Trust, VRS Series 2005-12, Class 12A1 2.91% due 02/25/36(3)	323,108	237,511
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(2)	70,000	73,939
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-PW17, Class AM 5.92% due 06/11/50(2)	250,000	254,529
Capital One Auto Finance Trust, FRS Series 2006-C, Class A4 0.29% due 05/15/13	71,235	70,840
Citigroup Mtg. Loan Trust, Inc., FRS Series 2006-AR1, Class 3A1 5.50% due 03/25/36(3)	196,519	144,890
Commercial Mtg. Pass Through Certs., VRS Series 2006-C7, Class A4 5.76% due 06/10/46(2)	400,000	437,349
Countrywide Alternative Loan Trust, FRS Series 2006-OC11, Class 2A2A 0.43% due 01/25/37(3)	234,711	139,006
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(3)	169,506	154,603
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(3)	65,641	60,310
Entergy Arkansas Restoration Funding LLC, Series 2010A, Class A1 2.30% due 08/01/21	150,000	147,482
First Horizon Alternative Mtg. Securities, FRS Series 2005-AA3, Class 3A1 2.51% due 05/25/35(3)	235,940	198,821
GMAC Commercial Mtg. Securities, Inc., VRS Series 2006-C1, Class A4 5.24% due 11/10/45(2)	330,000	350,182
GS Mtg. Securities Corp. II, FRS Series 2007-EOP, Class L 1.57% due 03/06/20*(2)	155,000	131,876
GS Mtg. Securities Corp. II, VRS 2010-C2, Class A2 5.16% due 12/10/43*(2)(4)	210,000	216,426
GS Mtg. Securities Corp. II, VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(2)	500,000	537,062
GS Mtg. Securities Corp. II, VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(2)	500,000	537,069
GSR Mtg. Loan Trust, VRS Series 2006-AR1, Class 2A1 2.81% due 01/25/36(3)	129,347	100,649
GSR Mtg. Loan Trust, VRS Series 2005-AR2, Class 1A2 3.00% due 04/25/35(3)	89,921	68,619
GSR Mtg. Loan Trust, VRS Series 2006-AR2, Class 3A1 5.17% due 04/25/36	23,298	17,370
GSR Mtg. Loan Trust, VRS Series 2007-AR1, Class 2A1 5.55% due 03/25/47(3)	75,691	57,424
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	150,000	156,956
Impac CMB Trust, FRS Series 2005-4, Class 1A1A 0.80% due 05/25/35(3)	143,951	107,866
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2010-C2, Class D 5.53% due 11/15/43*(2)	250,000	222,405
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(2)	443,782	452,348
LB-UBS Commercial Mtg. Trust, VRS Series2008-C1, Class A2 6.16% due 04/15/41(2)	250,000	270,982
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A2, Class A2 2.65% due 02/25/35(3)	168,183	157,677
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A1, Class 2A1 2.84% due 12/25/34(3)	127,821	123,814
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class A4 5.05% due 07/12/38(2)	550,000	586,043

5

Merrill Lynch/Countrywide Commercial Mtg. Trust, VRS Series 2007-8, Class AM 5.96% due 08/12/49(2)	150,000	148,239
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/42(2)	165,000	174,713
Morgan Stanley Capital I, VRS Series 2007-T25, Class A3 5.51% due 11/12/49(2)	170,000	182,535
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(3)	145,949	128,389
MortgageIT Trust, FRS Series 2005-4, Class A1 0.54% due 10/25/35(3)	322,839	236,102
Navistar Financial Corp. Owner Trust, Series 2010-A, Class B 4.17% due 10/20/14*	160,000	166,542
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/45*(2)	170,000	173,461
Residential Asset Securities Corp., FRS Series 2006-EMX3, Class A2 0.44% due 04/25/36	134,649	102,466
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	25,000	25,542
Sequoia Mtg. Trust, VRS Series 2007-1, Class 2A1 5.24% due 02/20/47(3)	219,021	176,928
Sierra Receivables Funding Co., Series 2010-3A, Class A 3.51% due 11/20/25*	92,309	91,626
Sierra Receivables Funding Co., Series 2009-2A 4.52% due 08/20/26*	56,207	56,350
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	286,799	293,344
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2004-BB, Class A2 2.75% due 01/25/35(3)	333,545	317,549
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2005-AR2, Class 2A2 2.81% due 03/25/35(3)	259,425	238,827
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2006-AR14, Class 2A1 5.38% due 10/25/36(3)	140,191	112,030
Total Asset Backed Securities (cost $9,559,002)		9,879,867
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(4)(5)(6)(7)(8) (cost $5,000)	5,000	5,100
U.S. CORPORATE BONDS & NOTES — 12.3%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	168,000	181,230
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	45,000	52,650
		233,880
Advertising Services — 0.0%
Visant Corp. Senior Notes 10.00% due 10/01/17*	5,000	5,313
Aerospace/Defense — 0.0%
Esterline Technologies Corp. Company Guar. 7.00% due 08/01/20*	15,000	15,450
Northrop Grumman Corp. Senior Notes 5.05% due 11/15/40	21,000	19,620
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	4,000	4,160
		39,230
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	20,000	20,650
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	10,000	10,700
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/20	15,000	16,425
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	2,000	2,048
		29,173
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	160,000	171,760

6

Airlines — 0.3%
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	37,138	38,717
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	58,937	60,116
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	77,790	86,736
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	4,000	4,355
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/24	137,166	150,882
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	20,000	19,850
		360,656
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	90,000	96,412
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	30,000	32,250
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18*	10,000	10,600
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	2,000	2,140
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	7,000	7,612
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	25,000	26,500
		46,852
Banks-Commercial — 0.4%
Branch Banking & Trust Co. FRS Sub. Notes 0.58% due 05/23/17	14,000	12,679
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	35,000	35,088
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	3,605	3,614
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	269,000	288,447
First Horizon National Corp. Senior Notes 5.38% due 12/15/15	15,000	15,141
Huntington BancShares, Inc. Sub. Notes 7.00% due 12/15/20	39,000	41,063
KeyBank NA Sub. Notes 7.41% due 10/15/27	6,000	6,653
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	269,674
Regions Bank Sub. Notes 7.50% due 05/15/18	10,000	10,300
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	12,000	11,745
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	10,000	10,146
		704,550
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.30% due 06/01/77	48,000	36,020
Banks-Money Center — 0.1%
Chase Capital III FRS Ltd. Guar. Notes 0.85% due 03/01/27	16,000	12,651
NB Capital Trust IV Ltd. Guar. Notes 8.25% due 04/15/27	75,000	75,937
		88,588
Banks-Mortgage — 0.0%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	35,000	36,312
Banks-Super Regional — 0.5%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	180,000	171,061
BAC Capital Trust XIII FRS Ltd. Guar. Notes 0.70% due 03/15/12(9)	41,000	25,474
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.10% due 06/01/56	10,000	6,213
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	50,000	54,131
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	5,000	5,469

7

PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(9)	15,000	11,178
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	10,000	10,502
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	2,000	1,893
USB Capital IX FRS Ltd. Guar. Notes 6.19% due 04/15/11(9)	6,000	4,620
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.80% due 03/15/11(9)	32,000	27,760
Wachovia Corp. FRS Senior Notes 0.57% due 06/15/17	15,000	13,766
Wachovia Corp. Senior Notes 5.75% due 02/01/18	410,000	455,224
Wells Fargo & Co. FRS Senior Notes 0.49% due 10/28/15	17,000	16,400
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(9)	10,000	10,550
		814,241
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	10,000	10,600
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	25,000	26,469
		37,069
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15	125,000	129,022
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	75,000	93,326
		222,348
Broadcast Services/Program — 0.2%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	4,000	3,580
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	140,000	144,947
Liberty Media LLC Senior Notes 8.25% due 02/01/30	40,000	38,800
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	6,000	6,375
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	120,000	137,867
		331,569
Building Products-Cement — 0.0%
CRH America, Inc. Company Guar. Notes 5.75% due 01/15/21	3,000	2,966
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 6.13% due 10/03/16	20,000	20,439
Masco Corp. Bonds 6.50% due 08/15/32	20,000	17,600
		38,039
Building-Residential/Commercial — 0.0%
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 10.63% due 10/15/16	5,000	5,125
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	5,000	5,000
		10,125
Cable/Satellite TV — 0.5%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	295,000	335,680
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	132,105
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	50,000	55,843
COX Communications, Inc. Notes 7.13% due 10/01/12	10,000	10,967
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	85,000	92,225
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	5,000	5,650
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	95,000	103,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	10,000	10,338

8

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	10,000	11,087
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	10,000	10,650
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	90,000	100,422
		868,217
Capacitors — 0.0%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	5,000	5,500
Casino Hotels — 0.0%
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	5,000	5,625
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	5,000	4,970
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	15,000	17,250
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	5,131
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	15,000	16,238
		49,214
Casino Services — 0.0%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	3,325
Cellular Telecom — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	125,000	137,838
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	135,000	176,654
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	25,000	25,938
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	5,000	5,006
		345,436
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18*	6,000	6,195
Dow Chemical Co. Senior Notes 2.50% due 02/15/16	6,000	5,763
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	147,000	140,811
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	2,000	1,899
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	7,000	6,518
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	6,000	5,887
Rohm & Haas Co. Senior Notes 7.85% due 07/15/29	12,000	13,944
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	10,000	10,700
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	8,000	7,640
		199,357
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	10,000	10,688
Chemicals-Specialty — 0.1%
Albemarle Corp. Senior Notes 4.50% due 12/15/20	5,000	4,921
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	82,000	85,782
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	5,000	5,400
Nalco Co. Senior Notes 6.63% due 01/15/19*	20,000	20,450
		116,553
Coal — 0.1%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	10,000	10,900
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17*	10,000	10,650
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	15,000	16,200

9

Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	5,000	5,325
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	6,000	6,105
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	61,000	65,117
		114,297
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	10,000	9,900
Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 5.50% due 09/01/20	5,000	4,940
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	11,673
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	10,750
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	20,000	23,095
		45,518
Computers-Memory Devices — 0.0%
Spansion LLC Company Guar. Notes 7.88% due 11/15/17*	5,000	4,950
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc. Company Guar. Notes 9.00% due 04/15/19*	5,000	5,181
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	40,000	42,000
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	10,000	10,775
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	7,000	7,525
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	45,000	48,375
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	3,000	2,977
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	40,000	42,500
		154,152
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	20,000	21,800
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	5,000	5,288
Data Processing/Management — 0.0%
Fiserv, Inc. Company Guar. Notes 4.63% due 10/01/20	15,000	14,569
Distribution/Wholesale — 0.0%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	5,000	5,400
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	10,000	9,450
		14,850
Diversified Banking Institutions — 1.4%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	201,000	199,181
Bank of America Corp. Senior Notes 5.65% due 05/01/18	20,000	20,435
Bank of America Corp. Senior Notes 7.38% due 05/15/14	55,000	61,137
Bank of America Corp. FRS Jr. Sub. Bonds 8.00% due 01/30/18(9)	24,000	24,187
Citigroup, Inc. Senior Notes 4.59% due 12/15/15	48,000	50,040
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	46,000	47,586
Citigroup, Inc. Senior Notes 5.38% due 08/09/20	45,000	46,755
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	100,000	106,016
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	10,000	10,927
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	10,000	9,362

10

Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	95,821
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	150,000	164,709
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	137,000	144,869
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	12,000	13,019
JPMorgan Chase & Co. FRS Sub. Notes 1.55% due 09/01/15	21,000	20,944
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	196,000	191,423
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	155,000	164,931
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	11,000	12,069
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(9)	10,000	10,630
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	175,000	174,317
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/77	5,000	3,856
Morgan Stanley Sub. Notes 4.75% due 04/01/14	90,000	92,162
Morgan Stanley Senior Notes 5.55% due 04/27/17	38,000	39,588
Morgan Stanley Senior Notes 5.75% due 08/31/12	155,000	165,746
Morgan Stanley Senior Notes 5.95% due 12/28/17	15,000	15,871
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	108,477
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	4,000	4,025
The Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	170,000	173,215
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	119,894
		2,291,192
Diversified Financial Services — 0.4%
Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/77	63,000	65,520
General Electric Capital Corp. Senior Notes 2.25% due 11/09/15	13,000	12,498
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	130,000	134,383
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	85,000	92,694
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	20,000	20,761
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	190,000	203,112
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	23,000	24,244
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	50,000	57,783
		610,995
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	9,000	9,721
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20	13,000	13,065
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	20,000	22,500
		35,565
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	20,000	19,151
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	25,000	26,437
AES Corp. Senior Notes 8.00% due 06/01/20	60,000	63,600
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	18,000	17,227

11

Edison Mission Energy Senior Notes 7.00% due 05/15/17	5,000	3,963
		111,227
Electric-Integrated — 0.4%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	14,000	13,586
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	82,000	93,714
Cleco Power LLC Senior Notes 6.00% due 12/01/40	10,000	9,767
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	80,000	89,701
Constellation Energy Group, Inc. Senior Notes 5.15% due 12/01/20	4,000	3,938
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	25,000	27,520
Edison International Senior Notes 3.75% due 09/15/17	75,000	74,470
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/21	3,000	2,889
Entergy Corp. Senior Notes 3.63% due 09/15/15	110,000	108,797
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	18,000	17,150
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	10,000	10,102
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	5,000	5,338
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	10,000	10,000
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,944	9,615
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(4)(5)	25,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	8,000	9,063
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15	10,000	5,650
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/17	195,000	220,723
		712,023
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	125,000	137,386
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	29,000	28,492
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	5,000	5,612
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	1,000	1,133
		35,237
Electronic Components-Semiconductors — 0.0%
Broadcom Corp. Senior Notes 1.50% due 11/01/13*	9,000	8,939
Broadcom Corp. Senior Notes 2.38% due 11/01/15*	9,000	8,761
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(10)	3,000	3,135
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	5,000	5,500
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	3,000	3,375
National Semiconductor Corp. Senior Notes 3.95% due 04/15/15	8,000	8,148
		37,858
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	12,000	13,300
Energy-Alternate Sources — 0.0%
Headwaters, Inc. Sec. Notes 11.38% due 11/01/14	10,000	10,937
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	15,000	15,675

12

Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/15	2,000	2,516
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	18,000	18,653
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.63% due 08/01/33	65,000	51,002
SLM Corp. Senior Notes 8.00% due 03/25/20	31,000	31,431
SLM Corp. Senior Notes 8.45% due 06/15/18	10,000	10,394
		92,827
Finance-Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	6,000	6,000
Finance-Investment Banker/Broker — 0.2%
Lazard Group LLC Senior Notes 6.85% due 06/15/17	220,000	230,147
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(6)(9)(11)	8,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(6)(11)	10,000	2,312
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(6)(11)	11,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(6)(11)	15,000	2
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	55,000	58,014
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	13,000	13,394
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	15,000	15,859
		319,730
Finance-Other Services — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	50,000	53,841
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	60,000	61,072
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	10,000	9,850
		124,763
Firearms & Ammunition — 0.0%
FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	6,000	6,300
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	25,000	28,812
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	64,000	68,462
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	23,000	25,775
		94,237
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	10,000	11,142
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	5,000	5,031
Service Corp. International Senior Notes 8.00% due 11/15/21	10,000	10,500
		15,531
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	10,000	9,863
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	75,000	83,507
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	10,000	9,375
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	5,000	5,313

13

Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	5,000	5,313
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	10,000	10,125
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(4)(5)	50,000	0
Dynegy-Roseton/Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	9,400
NRG Energy, Inc. Company Guar. Notes 7.25% due 02/01/14	10,000	10,200
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	10,000	10,250
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,600
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20*	10,000	10,250
		70,825
Insurance-Life/Health — 0.1%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	10,496
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	14,000	14,776
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/39*	65,000	84,470
Protective Life Corp. Senior Notes 8.45% due 10/15/39	30,000	32,241
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	10,000	9,779
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	65,000	65,555
		217,317
Insurance-Multi-line — 0.2%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	12,000	11,724
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	65,000	66,156
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16	6,000	6,226
Hartford Financial Services Group, Inc. FRS Jr. Sub. Notes 8.13% due 06/15/68	45,000	47,812
MetLife, Inc. Senior Notes 6.75% due 06/01/16	10,000	11,600
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	20,000	20,499
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	165,000	191,371
		355,388
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	10,000	10,401
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	13,000	11,517
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	30,000	29,550
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	270,000	239,387
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	95,000	127,151
		418,006
Insurance-Property/Casualty — 0.5%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	180,000	221,078
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/01/67	230,000	217,925
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	114,000	116,613
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	160,000	168,631
		724,247
Machinery-Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	31,000	33,867

14

CNH America LLC Company Guar. Notes 7.25% due 01/15/16	20,000	21,600
		55,467
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	5,000	5,125
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 4.63% due 11/15/20	6,000	5,946
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	10,000	12,108
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	15,000	17,175
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(10)	5,000	5,137
		34,420
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	5,000	5,425
Celgene Corp. Senior Notes 2.45% due 10/15/15	55,000	53,423
Life Technologies Corp. Senior Notes 4.40% due 03/01/15	77,000	80,016
Life Technologies Corp. Senior Notes 5.00% due 01/15/21	15,000	14,859
		153,723
Medical-Drugs — 0.0%
Merck & Co, Inc. Senior Notes 3.88% due 01/15/21	4,000	3,975
Schering-Plough Corp Senior Notes 6.00% due 09/15/17	15,000	17,529
		21,504
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	11,000	12,384
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	95,000	107,839
		120,223
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	7,000	7,420
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/20	10,000	10,450
HCA, Inc. Senior Notes 7.50% due 11/15/95	10,000	7,950
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	80,000	87,600
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	10,000	10,000
Tenet Healthcare Corp. Senior Notes 8.00% due 08/01/20*	5,000	5,075
Tenet Healthcare Corp. Senior Sec. Notes 8.88% due 07/01/19	50,000	56,500
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	5,000	5,325
		190,320
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.63% due 12/15/20	175,000	174,609
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Senior Notes 10.38% due 04/01/18*	5,000	4,675
Multimedia — 0.7%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	140,000	154,594
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	15,000	14,654
NBC Universal, Inc. Senior Notes 3.65% due 04/30/15*	125,000	128,212
NBC Universal, Inc. Senior Notes 4.38% due 04/01/21*	100,000	97,061
NBC Universal, Inc. Senior Notes 5.95% due 04/01/41*	15,000	14,998
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	10,000	10,620
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	15,000	15,750
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	155,000	185,703

15

Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	20,000	22,511
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	235,000	295,071
Time Warner, Inc. Company Guar. 3.15% due 07/15/15	35,000	35,560
Viacom, Inc. Senior Notes 6.13% due 10/05/17	165,000	186,143
		1,160,877
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	5,000	5,363
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	27,000	29,700
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	8,000	8,470
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	12,000	12,647
		50,817
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 5.50% due 05/15/12	180,000	190,118
Xerox Corp. Senior Notes 8.25% due 05/15/14	55,000	64,200
		254,318
Oil & Gas Drilling — 0.0%
Pride International, Inc. Senior Notes 6.88% due 08/15/20	14,000	14,525
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	55,000	53,690
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/17	6,000	6,536
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/19	50,000	56,097
Apache Corp. Senior Notes 3.63% due 02/01/21	5,000	4,825
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18*	10,000	10,300
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	5,000	5,075
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	30,000	30,375
EOG Resources, Inc. Senior Notes 4.10% due 02/01/21	10,000	9,835
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	5,000	5,162
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	5,000	5,163
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	14,000	15,218
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	10,000	10,775
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	15,000	15,787
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	35,000	35,985
Pioneer Natural Resources Co. Company Guar. Notes 7.20% due 01/15/28	1,000	1,045
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	3,000	3,294
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,250
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,806
		290,218
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/41	9,000	8,935
Oil Refining & Marketing — 0.1%
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20*	3,000	2,862
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	60,000	62,403
		65,265

16

Oil-Field Services — 0.0%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	20,000	22,200
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	5,000	4,975
		27,175
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18*	20,000	20,650
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	14,000	13,842
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	15,000	15,562
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	65,000	69,225
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	10,000	11,288
		130,567
Pharmacy Services — 0.1%
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	80,000	89,437
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	4,000	4,080
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	10,000	12,325
Pipelines — 0.5%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	15,000	15,300
El Paso Corp. Senior Notes 6.88% due 06/15/14	5,000	5,312
El Paso Corp. Senior Notes 7.00% due 06/15/17	85,000	89,702
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	10,000	11,762
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	23,000	24,131
El Paso Pipeline Partners Operating Co., LLC Company Guar. Notes 4.10% due 11/15/15	6,000	5,925
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	30,000	30,900
Energy Transfer Partners LP Senior Notes 7.50% due 07/01/38	45,000	52,341
Kinder Morgan Finance Co., LLC Senior Sec. Notes 6.00% due 01/15/18*	20,000	19,800
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	5,000	5,413
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	165,000	178,086
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	20,000	21,875
Plains All American Pipeline LP Company Guar. Notes 6.50% due 05/01/18	11,000	12,318
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16	10,000	10,975
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	206,000	199,125
Williams Partners LP Senior Notes 4.13% due 11/15/20	75,000	71,039
		754,004
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	25,000	26,062
Valassis Communications, Inc. Company Guar. Notes 8.25% due 03/01/15	6,000	6,278
		32,340
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 6.75% due 01/31/14	15,000	15,244
Publishing-Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	5,000	5,163
Radio — 0.0%
Citadel Broadcasting Corp. Company Guar. Notes 7.75% due 12/15/18*	10,000	10,350

17

Real Estate Investment Trusts — 0.7%
Boston Properties LP Senior Notes 4.13% due 05/15/21	55,000	52,142
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	6,000	5,985
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	58,000	60,059
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	109,307
Duke Realty LP Senior Notes 6.75% due 03/15/20	45,000	48,820
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	40,000	42,800
ERP Operating LP Senior Notes 5.75% due 06/15/17	150,000	164,353
Federal Realty Investors Trust Senior Notes 5.90% due 04/01/20	5,000	5,302
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	30,000	30,450
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	40,000	40,850
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	170,000	181,517
Realty Income Corp. Senior Notes 6.75% due 08/15/19	190,000	214,718
Simon Property Group LP Senior Notes 6.13% due 05/30/18	45,000	50,578
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	150,000	159,876
		1,166,757
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	10,000	8,951
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	9,000	8,583
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	110,000	115,058
		132,592
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(5)	10,000	45
Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc. Senior Notes 9.50% due 12/01/14	13,000	13,650
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	25,000	26,562
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	15,000	15,825
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	25,000	26,563
		68,950
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	110,000	103,583
Retail-Discount — 0.1%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	10,000	11,412
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	60,000	60,381
		71,793
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	20,000	20,326
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	41,000	45,088
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	131,310	142,747
CVS Pass-Through Trust Company Guar. Notes 5.77% due 01/10/33*	10,000	9,917
		218,078
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	30,000	31,575
Retail-Propane Distribution — 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21*	10,000	9,750
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	5,000	5,212
		14,962

18

Retail-Regional Department Stores — 0.1%
Federated Ratail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	90,000	96,075
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	5,000	4,950
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	10,000	9,825
		110,850
Retail-Toy Stores — 0.0%
Toys R Us Property Co II LLC Senior Sec. Notes 8.50% due 12/01/17	9,000	9,675
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	10,000	9,700
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14	10,000	9,600
Special Purpose Entities — 0.3%
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39	55,000	58,850
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	170,000	164,266
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	20,000	19,057
Goldman Sachs Capital III FRS Company Guar. Notes 1.07% due 09/01/12(9)	9,000	6,503
Teco Finance, Inc. Company Guar. Notes 5.15% due 03/15/20	185,000	191,802
		440,478
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	5,000	5,238
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	5,000	5,262
		10,500
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20*	5,000	5,175
Telecom Services — 0.3%
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	5,000	5,337
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	22,400
Qwest Corp. Senior Notes 8.88% due 03/15/12	21,000	22,706
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	20,000	21,850
SBA Tower Trust Sec. Notes 4.25% due 04/15/40*	200,000	206,962
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	170,000	210,895
		490,150
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 6.15% due 12/15/40	20,000	20,469
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 6.30% due 01/15/38	100,000	105,495
AT&T, Inc. Senior Notes 6.40% due 05/15/38	50,000	53,150
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	55,000	56,512
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	35,000	38,412
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	25,000	25,875
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	36,000	38,700
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	8,000	7,000
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	35,000	34,563
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	5,000	5,050
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	10,000	10,562
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	40,000	42,050

19

Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	25,000	26,250
		443,619
Television — 0.2%
CBS Corp. Company Guar. Notes 5.90% due 10/15/40	10,000	9,633
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	125,000	145,811
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	55,000	69,194
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(10)	4,462	4,819
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(4)(5)	5,000	0
		229,457
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	35,000	45,676
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	135,000	178,096
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	100,000	103,283
		327,055
Tools-Hand Held — 0.0%
Snap-On, Inc. Senior Notes 4.25% due 01/15/18	5,000	5,020
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	27,149	23,348
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	18,006	17,510
		40,858
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.50% due 07/15/16	5,000	4,952
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc. Senior Sec. Notes 8.88% due 11/01/17	20,000	21,650
Transport-Rail — 0.0%
CSX Corp. Senior Notes 3.70% due 10/30/20	18,000	17,003
Transport-Services — 0.0%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	10,000	10,550
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	8,000	7,976
		18,526
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	39,000	40,755
Wireless Equipment — 0.0%
American Tower Corp. Senior Notes 4.50% due 01/15/18	17,000	16,852
Motorola, Inc. Senior Notes 6.50% due 09/01/25	22,000	22,625
		39,477
Total U.S. CORPORATE BONDS & NOTES (cost $18,780,521)		19,825,639
FOREIGN CORPORATE BONDS & NOTES — 2.1%
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 6.13% due 01/15/41	40,000	42,364
Banks-Commercial — 0.4%
Barclays Bank PLC Sub. Notes 5.14% due 10/14/20	100,000	89,975
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(9)	20,000	17,800
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	110,000	112,838
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(9)	9,000	8,505
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	10,000	10,483
Groupe BPCE FRS Jr. Sub. Notes 3.80% due 03/30/11(9)	23,000	14,905
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(9)	8,000	8,508
Overseas-Chinese Banking Corp., Ltd. Sub. Notes 7.75% due 09/06/11*	170,000	176,884
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	10,000	9,676
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/15	110,000	108,134

20

Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 03/31/11(9)	40,000	24,000
		581,708
Banks-Money Center — 0.3%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	200,000	218,754
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	185,000	206,294
		425,048
Brewery — 0.1%
Cia de Bebidas das Americas Senior Notes 8.75% due 09/15/13	220,000	253,550
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	125,000	135,368
Chemicals-Diversified — 0.0%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	5,000	5,427
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	20,000	20,100
Seagate Technology International Sec. Notes 10.00% due 05/01/14*	25,000	29,312
		49,412
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(4)(5)	25,000	0
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	125,000	135,165
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	35,000	37,713
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	11,000	12,841
Gold Mining — 0.0%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	17,000	16,263
Insurance-Multi-line — 0.0%
Aegon NV FRS Jr. Sub. Notes 2.63% due 07/15/14(9)	18,000	11,036
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(9)	12,000	10,500
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	21,000	21,638
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	14,000	14,095
		57,269
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	11,000	11,726
Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/32	100,000	106,256
Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	14,000	14,996
		121,252
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	85,000	87,844
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	11,000	10,228
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	10,000	7,063
		17,291
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	190,000	189,869
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	20,000	20,630
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	30,000	36,347
Total Capital SA Company Guar. Notes 2.30% due 03/15/16	9,000	8,792
		255,638
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	95,000	102,252

21

Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	13,000		12,837
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(1)	27,000		27,810
Special Purpose Entity — 0.0%
ConocoPhillips Canada Funding Co. I Company Guar. Notes 5.63% due 10/15/16	15,000		17,049
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 3.75% due 08/05/15	100,000		100,833
ArcelorMittal Senior Notes 6.13% due 06/01/18	40,000		42,619
			143,452
SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	9,000		10,132
Telecom Services — 0.0%
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/18*	10,000		10,175
Telephone-Integrated — 0.6%
British Telecom PLC Senior Notes 5.15% due 01/15/13	175,000		186,314
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	100,000		134,395
France Telecom SA Senior Notes 8.50% due 03/01/31	145,000		197,117
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	21,000		21,501
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	200,000		205,252
Telefonica Emisiones SAU FRS Company Guar. Notes 0.62% due 02/04/13	10,000		9,824
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	135,000		135,109
Telefonica Emisiones SAU Company Guar. Notes 5.13% due 04/27/20	4,000		3,851
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	10,000		10,833
			904,196
Television — 0.0%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18	35,000		39,025
Transport-Services — 0.0%
Asciano Finance, Ltd. Company Guar. Notes 3.13% due 09/23/15*	16,000		15,382
Total Foreign Corporate Bonds & Notes (cost $3,372,213)			3,528,189
FOREIGN GOVERNMENT AGENCIES — 0.9%
Sovereign — 0.9%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,330,000	786,814
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41	9,000		8,933
Republic of Argentina Senior Bonds 8.28% due 12/31/33(12)	26,019		24,133
Republic of Indonesia Senior Bonds 6.63% due 02/17/37	100,000		109,254
Republic of Turkey Senior Bonds 11.88% due 01/15/30	42,000		72,135
Republic of Venezuela Senior Bonds 9.25% due 09/15/27	95,000		70,775
Russian Federation Senior Bonds 3.63% due 04/29/15*	200,000		200,260
Russian Federation Senior Bonds 7.50% due 03/31/30(13)	44,750		51,753
United Mexican States Notes 5.95% due 03/19/19	40,000		44,600
Total Foreign Government Agencies (cost $1,315,210)			1,368,657
LOANS(14)(15) — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. FRS BTL-B 3.02% due 12/16/13	105,992		105,712
Ford Motor Co. BTL-B 3.04% due 12/16/13	42,582		42,470
Total Loans (cost $148,575)			148,182
MUNICIPAL BONDS & NOTES — 0.2%
Municipal Bonds — 0.2%
California State General Obligation Bonds 6.20% due 10/01/19	75,000		75,976

22

California State General Obligation Bonds 7.55% due 04/01/39	130,000	134,828
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	100,000	109,760
Texas State Transportation Commission Revenue Bonds Series B 5.18% due 04/01/30	5,000	4,953
Total Municipal Bonds & Notes (cost $336,505)		325,517
U.S. GOVERNMENT AGENCIES — 16.9%
Federal Home Loan Mtg. Corp. — 1.2%
4.00% due 05/01/40	73,516	73,104
4.50% due 01/01/39	27,046	27,741
5.00% due 05/01/20	567,165	604,120
5.00% due 05/01/34	126,678	133,948
5.00% due 07/01/35	23,269	24,520
5.00% due 08/01/35	120,428	126,906
5.00% due 03/01/38	48,554	50,969
5.50% due 07/01/34	37,861	40,619
5.50% due 05/01/37	33,884	36,214
5.50% due 09/01/37	58,431	62,341
5.50% due 07/01/38	28,541	30,450
6.00% due 08/01/26	144,395	158,135
6.00% due 12/01/36	28,479	30,951
6.00% due 04/01/40	392,559	425,653
6.50% due 05/01/16	1,365	1,488
6.50% due 05/01/29	6,190	6,960
6.50% due 03/01/36	26,245	29,190
6.50% due 05/01/36	3,534	3,931
7.00% due 04/01/32	9,572	10,913
7.50% due 08/01/23	586	667
7.50% due 08/01/25	1,936	2,204
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(3)	36,378	36,965
Series 2586, Class NK
3.50% due 08/15/16(3)	9,600	9,709
Series 1577, Class PK
6.50% due 09/15/23(3)	38,881	41,295
Series 1226, Class Z
7.75% due 03/15/22(3)	1,566	1,712
		1,970,705
Federal National Mtg. Assoc. — 11.8%
2.13% due 01/25/13	18,000	18,015
3.50% due January TBA	4,000,000	3,820,000
4.00% due January TBA	3,000,000	2,984,064
4.50% due 01/01/39	37,759	38,794
4.50% due 06/01/39	626,028	645,141
4.56% due 01/01/15	567,247	604,566
4.85% due 11/01/15	600,764	640,205
5.00% due 03/01/18	16,184	17,330
5.00% due 06/01/19	7,344	7,855
5.00% due 03/01/20	33,278	35,592
5.00% due 05/01/35	17,387	18,357
5.00% due 07/01/40	72,025	75,772
5.50% due 03/01/18	30,383	32,780
5.50% due 05/01/20	84,796	91,434
5.50% due 06/01/20	135,853	146,912
5.50% due 11/01/22	28,511	30,674
5.50% due 06/01/34	30,536	32,867
5.50% due 06/01/35	910,911	985,286
5.50% due 12/01/35	79,111	85,076
5.50% due 06/01/36	493,491	531,316
5.50% due 11/01/36	24,054	25,792
5.50% due 12/01/36	27,741	29,746
5.50% due 05/01/37	39,020	41,779
5.50% due 07/01/38	95,900	102,666
5.50% due January TBA	400,000	427,938
5.92% due 10/01/11	291,091	294,377
6.00% due 06/01/17	14,771	16,112
6.00% due 06/01/21	368,217	401,759
6.00% due 12/01/33	51,681	56,932
6.00% due 05/01/34	36,847	40,418
6.00% due 08/01/34	10,782	11,826
6.00% due January TBA	3,900,000	4,238,812
6.06% due 09/01/11	200,460	205,191
6.38% due 08/01/11	265,638	265,455
6.50% due 09/01/32	49,072	55,177
6.50% due 07/01/36	21,297	23,747
6.50% due January TBA	1,700,000	1,889,125
7.00% due 06/01/37	153,376	173,687
		19,142,575
Government National Mtg. Assoc. — 3.9%
4.00% due January TBA	3,000,000	3,020,157
4.50% due January TBA	3,000,000	3,114,375
6.00% due 11/15/28	88,463	97,889
7.00% due 07/15/33	30,564	34,898
7.50% due 01/15/32	9,072	10,499
8.50% due 11/15/17	1,606	1,810
9.00% due 11/15/21	564	662
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(3)	2,542	2,922
Series 2005-74, Class HC
7.50% due 09/16/35(3)	15,449	17,696
		6,300,908
Total U.S. Government Agencies (cost $26,958,052)		27,414,188
U.S. GOVERNMENT TREASURIES — 8.9%
United States Treasury Bonds — 1.3%
United States Treasury Bonds
2.13% due 02/15/40 TIPS(16)	18,213	19,278
3.88% due 08/15/40	18,000	16,580
4.25% due 05/15/39	200,000	197,031
4.38% due 02/15/38	725,000	732,703
4.38% due 11/15/39	475,000	477,523
4.38% due 05/15/40	203,000	203,983
4.50% due 02/15/36	490,000	507,303

23

4.50% due 08/15/39	4,000	4,107
		2,158,508
United States Treasury Notes — 7.6%
United States Treasury Notes
0.75% due 12/15/13	400,000	397,157
1.13% due 12/15/12	2,975,000	3,005,562
1.38% due 02/15/13	4,525,000	4,593,228
1.38% due 11/30/15	11,000	10,690
1.88% due 06/30/15	1,925,000	1,932,669
2.63% due 08/15/20	39,000	36,974
2.63% due 11/15/20	11,000	10,376
3.00% due 02/28/17	3,000	3,094
3.50% due 05/15/20	40,000	40,975
3.63% due 02/15/20	1,100,000	1,141,593
4.50% due 03/31/12(17)	500,000	525,742
4.75% due 08/15/17	550,000	623,691
		12,321,751
Total U.S. Government Treasuries (cost $14,687,819)		14,480,259
EXCHANGE-TRADED FUNDS — 0.3%
Exchange-Traded Funds — 0.3%
iShares Russell 2000 Index Fund (cost $402,490)	6,500	508,495
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14(4)(5)	48	0
Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16(4)(5)	2	100
Total Warrants (cost $49)		100
Total Long-Term Investment Securities (cost $147,788,942)		169,999,731

REPURCHASE AGREEMENTS — 5.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/10, to be repurchased 01/03/11 in the amount of $779,001 and collateralized by $800,000 of Federal Home Loan Mtg. Corp. Disc. Notes, bearing interest at 0.21%, due 06/20/11 and having an approximate value of $799,200	779,000	779,000
Bank of America Joint Repurchase Agreement(18)	3,990,000	3,990,000
UBS Securities LLC Joint Repurchase Agreement(18)	4,445,000	4,445,000
Total Repurchase Agreements (cost $9,214,000)		9,214,000
TOTAL INVESTMENTS (cost $157,002,942)(20)	110.6%	179,213,731
Liabilities in excess of other assets	(10.6)	(17,206,885)
NET ASSETS	100.0%	$162,006,846

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2010, the aggregate value of these securities was $5,735,365 representing 3.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	Illiquid security. At December 31, 2010, the aggregate value of these securities was $5,245 representing 0.0% of net assets.
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2010, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Senior Sec. Notes
7.50% due 08/15/09	08/11/2005	$5,000	$5,000	$5,100	$102.00	0.00%

(8)	Bond is in default and did not pay principal at maturity.
(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	Income may be received in cash or additional shares at the discretion of the issuer.
(11)	Bond in default
(12)	A portion of the interest was paid in additional bonds/loans.
(13)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2010.
(14)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(15)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)	Principal amount of security is adjusted for inflation.
(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(18)	See Note 2 for details of Joint Repurchase Agreements.
(19)	Denominated in United States dollars unless otherwise indicated.
(20)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt
BTL	— Bank Term Loans
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchaed on forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2010.
The dates shown on debt obligations are the original maturity dates.

24

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2010	Unrealized Appreciation (Depreciation)
10	Short	Euro-Bund	March 2011	$1,674,323	$1,674,517	$(194)
7	Short	Euro Buxl 30YR Bonds	March 2011	1,017,088	1,009,307	7,781
9	Long	Long Gilt	March 2011	1,684,433	1,676,671	(7,762)
30	Short	U.S. Treasury 2YR Notes	March 2011	6,556,892	6,567,188	(10,296)
6	Short	U.S. Treasury 5YR Notes	March 2011	705,792	706,313	(521)
20	Short	U.S. Treasury 10YR Notes	March 2011	2,444,226	2,408,750	35,476
5	Long	U.S. Long Bonds	March 2011	605,730	610,625	4,895
						$29,379

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	AUD	110,000	USD	107,932	3/16/2011	$—	$(3,594)
	EUR	65,000	USD	86,060	3/16/2011	—	(779)
	GBP	335,000	USD	528,337	3/16/2011	6,325	—
	USD	544,597	JPY	45,561,000	3/16/2011	16,980	—
						23,305	(4,373)
Barclays Bank PLC	AUD	160,000	USD	160,720	3/16/2011	—	(1,500)
	EUR	100,000	USD	132,938	3/16/2011	—	(660)
	GBP	25,000	USD	38,602	3/16/2011	—	(354)
	JPY	34,170,000	USD	408,469	3/16/2011	—	(12,705)
	MXN	670,000	USD	53,984	3/16/2011	24	—
						24	(15,219)
BNP Paribas SA	JPY	22,781,000	USD	273,911	3/16/2011	—	(6,883)

Citibank N.A.	BRL	1,268,000	USD	733,033	3/16/2011	—	(19,186)
	EUR	50,000	USD	67,068	3/16/2011	268	—
						268	(19,186)
Deutsche Bank AG	AUD	590,000	USD	573,421	3/16/2011	—	(24,765)
	USD	132,119	NOK	798,000	3/16/2011	4,153	—
						4,153	(24,765)
Goldman Sachs International	EUR	65,000	USD	85,899	3/16/2011	—	(939)
	GBP	95,000	USD	149,257	3/16/2011	1,224	—
	JPY	22,780,000	USD	272,205	3/16/2011	—	(8,578)
						1,224	(9,517)
HSBC Bank USA, N.A.	EUR	69,000	USD	91,246	3/16/2011	—	(937)

JPMorgan Chase Bank, N.A.	NOK	1,595,000	USD	263,155	3/16/2011	—	(9,218)
	USD	133,022	NOK	797,000	3/16/2011	3,080	—
	USD	261,310	SEK	1,815,000	3/16/2011	7,857	—
						10,937	(9,218)
Morgan Stanley & Co., Inc..	EUR	52,000	USD	68,779	3/16/2011	—	(692)

Royal Bank of Canada	MXN	8,720,000	USD	702,206	3/16/2011	—	(78)

UBS AG	EUR	50,000	USD	66,502	3/16/2011	—	(297)
	SEK	1,815,000	USD	264,367	3/16/2011	—	(4,800)
						—	(5,097)
Westpac Banking Corp.	EUR	189,000	USD	250,350	3/16/2011	—	(2,150)

Net Unrealized Appreciation/(Depreciation)						$39,911	$(98,115)

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro Dollar

GBP — Pound Sterling

JPY— Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$92,293,156	$—	$—	$92,293,156
Preferred Stocks	222,382	—	—	222,382
Asset Backed Securities	—	9,663,441	216,426	9,879,867
Convertible Bonds & Notes	—	—	5,100	5,100
U.S. Corporate Bonds & Notes	—	19,429,315	396,324	19,825,639
Foreign Corporate Bonds & Notes	—	3,528,189	0	3,528,189
Foreign Government Agencies	—	1,368,657	—	1,368,657
Loans	—	148,182	—	148,182
Municipal Bonds & Notes	—	325,517	—	325,517
U.S. Government Agencies	—	27,414,188	—	27,414,188
U.S. Government Treasuries	—	14,480,259	—	14,480,259
Exchange Traded Funds	508,495	—	—	508,495
Warrants	—	—	100	100
Repurchase Agreements	—	9,214,000	—	9,214,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	48,152	—	—	48,152
Open Forward Foreign Currency Contracts - Appreciation	—	39,911	—	39,911
Total Assets	93,072,185	85,611,659	617,950	179,301,794
LIABILITIES:
Other Financial Instruments+
Open Futures Contracts - Depreciation	(18,773)	—	—	(18,773)
Open Forward Foreign Currency Contracts - Depreciation	—	(98,115)	—	(98,115)
Total Liabilities	(18,773)	(98,115)	—	(116,888)
Total	$93,053,412	$85,513,544	$617,950	$179,184,906

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2010	$459,984	$3,500	$108,177	$0	$—
Accrued discounts/premiums	2	—	—	—	—
Realized gain(loss)	—	—	(8,504)	—	—
Change in unrealized appreciation(depreciation)(1)	18,808	1,600	10,834	—	51
Net purchases(sales)	212,088	—	(30,932)	—	49
Transfers in and/or out of Level 3 (2)	(474,456)	—	316,749	—	—
Balance as of 12/31/2010	$216,426	$5,100	$396,324	$0	$100

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at December 31, 2010 includes:

Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$4,338	$1,600	$(3,998)	$—	$51

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

25

Seasons Series Trust

Multi-Managed Income/Equity Portfolio

Portfolio of Investments — December 31, 2010
(unaudited)

Security Description	Shares/ Principal Amount(19)	Value (Note 1)
COMMON STOCK — 31.5%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	14,100	$149,742
Aerospace/Defense — 0.0%
Boeing Co.	197	12,856
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	1,200	105,684
United Technologies Corp.	1,771	139,413
		245,097
Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	600	81,090
Monsanto Co.	2,437	169,713
Potash Corp. of Saskatchewan, Inc.	1,471	227,755
The Mosaic Co.	500	38,180
		516,738
Airlines — 0.1%
AMR Corp.†	8,700	67,773
Applications Software — 0.1%
Microsoft Corp.	4,232	118,157
Auto-Cars/Light Trucks — 0.9%
Ford Motor Co.†	44,835	752,780
General Motors Co.†	10,540	388,504
		1,141,284
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,600	149,292
Banks-Commercial — 0.5%
Lloyds Banking Group PLC†	56,525	57,900
Regions Financial Corp.	11,203	78,421
Standard Chartered PLC	17,277	464,791
		601,112
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	1,786	53,937
State Street Corp.	1,928	89,344
		143,281
Banks-Super Regional — 0.7%
Capital One Financial Corp.	3,637	154,791
Fifth Third Bancorp	9,432	138,462
PNC Financial Services Group, Inc.	2,155	130,852
SunTrust Banks, Inc.	2,755	81,300
US Bancorp	4,221	113,840
Wells Fargo & Co.	6,583	204,007
		823,252
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	2,755	181,196
PepsiCo, Inc.	2,874	187,759
		368,955
Brewery — 0.5%
Anheuser-Busch InBev NV	10,525	601,963
Casino Hotels — 0.3%
Boyd Gaming Corp.†	2,657	28,164
MGM Resorts International†	11,100	164,835
Wynn Resorts, Ltd.	1,555	161,471
		354,470
Chemicals-Diversified — 0.6%
Celanese Corp., Series A	2,360	97,161
Dow Chemical Co.	4,702	160,526
E.I. du Pont de Nemours & Co.	1,771	88,338
Israel Chemicals, Ltd.	15,731	269,668
LyondellBasell Industries NV, Class A†	1,600	55,040
		670,733
Chemicals-Specialty — 0.1%
Albemarle Corp.	1,600	89,248
Commercial Services-Finance — 0.1%
Mastercard, Inc., Class A	296	66,337
Computers — 2.8%
Apple, Inc.†	9,899	3,193,021
Dell, Inc.†	9,631	130,500
Hewlett-Packard Co.	2,728	114,849
		3,438,370
Computers-Memory Devices — 0.1%
EMC Corp.†	3,690	84,501
Computers-Periphery Equipment — 0.0%
Smart Technologies, Inc., Class A†	2,900	27,376
Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	4,849	389,714
Procter & Gamble Co.	3,342	214,991
		604,705
Cruise Lines — 0.2%
Carnival Corp.	3,929	181,166
Royal Caribbean Cruises, Ltd.†	1,378	64,766
		245,932
Diversified Banking Institutions — 2.6%
Bank of America Corp.	99,897	1,332,626
Citigroup, Inc.†	30,500	144,265
Goldman Sachs Group, Inc.	3,921	659,355
JPMorgan Chase & Co.	19,467	825,790
Morgan Stanley	5,094	138,608
		3,100,644
Diversified Manufacturing Operations — 0.5%
Dover Corp.	800	46,760
Eaton Corp.	1,380	140,084
General Electric Co.	9,825	179,699
Honeywell International, Inc.	2,263	120,301
Parker Hannifin Corp.	1,366	117,886
		604,730
E-Commerce/Products — 0.0%
Amazon.com, Inc.†	100	18,000
E-Commerce/Services — 0.9%
eBay, Inc.†	38,575	1,073,542
Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,185	124,916
Electric-Integrated — 0.2%
Dominion Resources, Inc.	1,575	67,284
NextEra Energy, Inc.	1,083	56,305
PG&E Corp.	1,200	57,408
Progress Energy, Inc.	1,183	51,437
		232,434
Electronic Components-Misc. — 0.4%
Tyco Electronics, Ltd.	14,060	497,724
Electronic Components-Semiconductors — 0.3%
Broadcom Corp., Class A	1,771	77,127

1

Intel Corp.	8,045	169,186
Micron Technology, Inc.†	11,203	89,848
Texas Instruments, Inc.	2,460	79,950
		416,111
Electronic Connectors — 0.2%
Amphenol Corp., Class A	5,350	282,373
Electronic Forms — 0.4%
Adobe Systems, Inc.†	15,361	472,812
Enterprise Software/Service — 1.5%
Oracle Corp.	57,591	1,802,598
Entertainment Software — 0.1%
Activision Blizzard, Inc.	12,671	157,627
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	26,466	452,833
Finance-Other Services — 0.4%
CME Group, Inc.	1,535	493,886
Food-Misc. — 0.1%
Kellogg Co.	985	50,314
Kraft Foods, Inc., Class A	2,263	71,307
		121,621
Gold Mining — 0.2%
Barrick Gold Corp.	1,600	85,088
Newmont Mining Corp.	1,800	110,574
		195,662
Hotels/Motels — 0.4%
Hyatt Hotels Corp., Class A†	1,888	86,395
Marriott International, Inc., Class A	6,384	265,191
Starwood Hotels & Resorts Worldwide, Inc.	2,549	154,928
		506,514
Human Resources — 0.2%
Monster Worldwide, Inc.†	9,908	234,126
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	175	667
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	1,089	72,636
Industrial Automated/Robotic — 0.4%
FANUC Corp.	3,500	537,566
Insurance-Life/Health — 0.5%
Prudential Financial, Inc.	2,171	127,459
Prudential PLC	51,067	531,852
		659,311
Insurance-Multi-line — 0.1%
MetLife, Inc.	2,746	122,032
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	100	4,705
Investment Management/Advisor Services — 0.1%
Franklin Resources, Inc.	286	31,806
T. Rowe Price Group, Inc.	2,263	146,054
		177,860
Medical Information Systems — 0.0%
athenahealth, Inc.†	200	8,196
Medical Products — 0.2%
Baxter International, Inc.	1,686	85,345
Johnson & Johnson	3,243	200,580
		285,925
Medical-Biomedical/Gene — 1.6%
Amgen, Inc.†	3,146	172,715
Celgene Corp.†	22,364	1,322,607
Gilead Sciences, Inc.†	965	34,972
Human Genome Sciences, Inc.†	4,081	97,495
Vertex Pharmaceuticals, Inc.†	7,575	265,352
		1,893,141
Medical-Drugs — 0.3%
Abbott Laboratories	1,954	93,616
Merck & Co., Inc.	2,214	79,793
Pfizer, Inc.	11,299	197,845
		371,254
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	4,433	617,118
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	1,744	209,437
Multimedia — 0.8%
News Corp., Class A	49,210	716,498
Time Warner, Inc.	2,785	89,593
Walt Disney Co.	3,734	140,062
		946,153
Networking Products — 0.1%
Cisco Systems, Inc.†	4,166	84,278
Oil Companies-Exploration & Production — 0.6%
Apache Corp.	1,281	152,734
Continental Resources, Inc.†	1,378	81,095
Devon Energy Corp.	1,281	100,572
EOG Resources, Inc.	1,083	98,997
Occidental Petroleum Corp.	1,378	135,182
Petrohawk Energy Corp.†	1,380	25,185
Range Resources Corp.	789	35,489
Southwestern Energy Co.†	1,575	58,952
		688,206
Oil Companies-Integrated — 1.1%
BG Group PLC	12,514	252,857
BP PLC ADR	691	30,521
Chevron Corp.	1,969	179,671
Exxon Mobil Corp.	3,342	244,367
Hess Corp.	3,048	233,294
Marathon Oil Corp.	788	29,180
Petroleo Brasileiro SA ADR	7,221	273,243
Suncor Energy, Inc.	4,013	153,658
		1,396,791
Oil-Field Services — 0.4%
Schlumberger, Ltd.	4,626	386,271
Weatherford International, Ltd.†	3,440	78,432
		464,703
Pharmacy Services — 0.6%
Express Scripts, Inc.†	3,736	201,931

2

Medco Health Solutions, Inc.†	9,216	564,664
		766,595
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	7,303	130,505
Real Estate Operations & Development — 0.2%
Hang Lung Properties, Ltd.	45,000	209,288
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	6,200	89,838
Retail-Apparel/Shoe — 0.5%
Limited Brands, Inc.	19,950	613,064
Retail-Building Products — 0.0%
Home Depot, Inc.	1,548	54,273
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	860	29,489
Retail-Discount — 0.2%
Target Corp.	3,734	224,526
Wal-Mart Stores, Inc.	1,281	69,084
		293,610
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,558	88,942
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	2,851	92,116
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	1,668	90,639
Macy’s, Inc.	3,275	82,858
		173,497
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	1,575	73,143
Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	6,590	247,125
Semiconductor Components-Integrated Circuits — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26	326
Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC	5,690	312,712
Software Tools — 0.2%
VMware, Inc., Class A†	2,263	201,203
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,000	51,100
United States Steel Corp.	2,268	132,497
		183,597
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	3,528	68,161
Telephone-Integrated — 0.2%
AT&T, Inc.	4,462	131,094
CenturyLink, Inc.	2,100	96,957
Verizon Communications, Inc.	2,166	77,499
		305,550
Tobacco — 0.0%
Altria Group, Inc.	2,068	50,914
Transport-Rail — 0.2%
Union Pacific Corp.	2,949	273,254
Transport-Services — 0.9%
C.H. Robinson Worldwide, Inc.	3,465	277,858
United Parcel Service, Inc., Class B	11,180	811,445
		1,089,303
Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co.	7,695	479,014
Web Portals/ISP — 1.5%
Google, Inc., Class A†	2,159	1,282,381
Yahoo!, Inc.†	29,015	482,520
		1,764,901
Wireless Equipment — 0.7%
Crown Castle International Corp.†	14,525	636,631
QUALCOMM, Inc.	4,412	218,350
		854,981
Total Common Stock (cost $29,300,083)		38,294,707
PREFERRED STOCK — 0.4%
Banks-Super Regional — 0.1%
US Bancorp FRS 7.19%	50	39,012
Wachovia Capital Trust IX 6.38%	2,050	50,594
		89,606
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	32	30,243
Goldman Sachs Group, Inc.
6.13%	3,400	78,710
HSBC Holdings PLC 8.00%	900	23,985
		132,938
Diversified Financial Services — 0.1%
General Electric Capital Corp. 5.50%(1)	2,682	67,962
Finance-Investment Banker/Broker — 0.0%
JPMorgan Chase Capital XXIX 6.70%	1,800	45,972
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS 8.38%†	900	566
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	5,600	115,360

3

Total Preferred Stock (cost $479,236)		452,404
ASSET BACKED SECURITIES — 10.0%
Diversified Financial Services — 10.0%
AH Mortgage Advance Trust, Series 2010-ADV, Class A1 3.97% due 08/06/22*	$100,000	100,250
AmeriCredit Automobile Receivables Trust, Series2010-3, Class C 3.34% due 10/08/16	95,000	95,257
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	340,000	346,708
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	70,000	71,511
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	75,000	77,709
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	175,000	184,337
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	305,000	326,749
Bear Stearns Adjustable Rate Mtg. Trust, VRS Series 2005-12, Class 12A1 2.91% due 02/25/36(4)	374,697	275,432
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(3)	80,000	84,502
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-PW16, Class A4 5.72% due 06/11/40(3)	305,000	325,424
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-PW17, Class AM 5.92% due 06/11/50(3)	650,000	661,775
Capital One Auto Finance Trust, FRS Series 2006-C, Class A4 0.29% due 05/15/13	80,733	80,285
Citigroup Mtg. Loan Trust, Inc., FRS Series 2006-AR1, Class 3A1 5.50% due 03/25/36(4)	245,011	180,642
Commercial Mtg. Pass Through Certs., VRS Series 2006-C7, Class A4 5.76% due 06/10/46(3)	700,000	765,362
Countrywide Alternative Loan Trust, FRS Series 2006-OC11, Class 2A2A 0.43% due 09/25/35(4)	268,241	158,864
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(4)	216,037	197,043
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(4)	86,827	79,775
Entergy Arkansas Restoration Funding LLC, Series 2010A, Class A1 2.30% due 08/01/21	250,000	245,803
First Horizon Alternative Mtg. Securities, FRS Series 2005-AA3, Class 3A1 2.51% due 05/25/35(4)	294,925	248,526
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/39(3)	150,000	147,793
GS Mtg. Securities Corp. II, FRS Series 2007-EOP, Class L 1.57% due 03/06/20*(3)	180,000	153,146
GS Mtg. Securities Corp. II, VRS 2010-C2, Class A2 5.16% due 12/10/43*(2)(3)	240,000	247,344
GS Mtg. Securities Corp. II, VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(3)	600,000	644,474
GS Mtg. Securities Corp. II, VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(3)	550,000	590,775
GSR Mtg. Loan Trust, VRS Series 2006-AR1, Class 2A1 2.81% due 01/25/36(4)	158,384	123,243
GSR Mtg. Loan Trust, VRS Series 2005-AR2, Class 1A2 3.00% due 04/25/35(4)	116,897	89,205
GSR Mtg. Loan Trust, VRS Series 2006-AR2, Class 3A1 4.88% due 04/25/36(4)	25,887	19,300
GSR Mtg. Loan Trust, VRS Series 2007-AR1, Class 2A1 5.55% due 03/25/47(4)	89,708	68,058
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	175,000	183,116

4

Impac CMB Trust, FRS Series 2005-4, Class 1A1A 0.80% due 06/25/35(4)	188,936	141,574
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2010-C2, Class D 5.53% due 10/15/43*(3)	250,000	222,405
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(3)	399,404	407,113
LB-UBS Commercial Mtg. Trust, VRS Series 2008-C1, Class A2 6.16% due 04/15/41(3)	290,000	314,339
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A2, Class A2 2.65% due 02/25/35(4)	85,105	79,789
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A1, Class 2A1 2.86% due 12/25/34(4)	162,235	157,148
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	650,000	692,597
Merrill Lynch/Countrywide Commercial Mtg. Trust, VRS Series 2007-8, Class AM 5.96% due 08/12/49(3)	250,000	247,065
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/42(3)	190,000	201,185
Morgan Stanley Capital I, VRS Series 2007-T25, Class A3 5.51% due 11/12/49(3)	195,000	209,378
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(4)	169,708	149,290
MortgageIT Trust, FRS Series 2005-4, Class A1 0.54% due 10/25/35(4)	425,148	310,923
Navistar Financial Corp. Owner Trust, Series 2010-A, Class B 4.17% due 10/20/14*	180,000	187,360
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/45*(3)	190,000	193,868
Residential Asset Securities Corp., FRS Series 2006-EMX3, Class A2 0.44% due 04/25/36	157,090	119,544
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	25,000	25,542
Sequoia Mtg. Trust, VRS Series 2007-1, Class 2A1 5.24% due 02/20/47(4)	273,132	220,640
Sierra Receivables Funding Co., Series 2010-3A, Class A 3.51% due 11/20/25*	230,773	229,064
Sierra Receivables Funding Co., Series 2009-2A 4.52% due 08/20/26*	63,960	64,122
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	327,770	335,250
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2005-AR2, Class 2A2 2.09% due 03/25/35(4)	339,385	312,438
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2004-BB, Class A2 2.75% due 01/25/35(4)	444,727	423,399
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2006-AR14, Class 2A1 5.38% due 10/25/36(4)	172,542	137,884
Total Asset Backed Securities (cost $11,852,234)		12,154,325
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09† (2)(5)(6)(7)(8) (cost $10,000)	10,000	10,200
U.S. CORPORATE BONDS & NOTES — 20.4%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	185,000	199,569
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	50,000	58,500
		258,069
Advertising Services — 0.0%
Visant Corp. Senior Notes 10.00% due 10/01/17*	10,000	10,625
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. 7.00% due 08/01/20*	20,000	20,600
Northrop Grumman Corp. Senior Notes 5.05% due 11/15/40	42,000	39,240
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	12,000	12,480
		72,320
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	25,000	25,812

5

Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/20	15,000	16,425
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	8,000	8,192
		24,617
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	185,000	198,598
Airlines — 0.4%
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	34,663	36,136
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	68,760	70,135
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	82,652	92,157
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	12,000	13,065
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/24	163,714	180,085
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	25,000	24,812
		416,390
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	100,000	107,125
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	45,000	48,375
Auto/Truck Parts & Equipment-Original — 0.1%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18*	15,000	15,900
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	5,000	5,350
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	15,000	16,312
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	30,000	31,800
		69,362
Banks-Commercial — 0.7%
Branch Banking & Trust Co. FRS Sub. Notes 0.58% due 05/23/17	21,000	19,019
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	45,000	45,112
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	11,811	11,841
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	316,000	338,845
First Horizon National Corp. Senior Notes 5.38% due 12/15/15	25,000	25,235
Huntington BancShares, Inc. Sub. Notes 7.00% due 12/15/20	50,000	52,645
KeyBank NA Sub. Notes 7.41% due 10/15/27	10,000	11,088
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	269,674
Regions Bank Sub. Notes 7.50% due 05/15/18	15,000	15,450
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	25,000	24,469
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	15,000	15,219
		828,597
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.30% due 06/01/67	82,000	61,535
Banks-Money Center — 0.1%
Chase Capital III FRS Ltd. Guar. Notes 0.85% due 03/01/27	37,000	29,254
NB Capital Trust IV Ltd. Guar. Notes 8.25% due 04/15/27	85,000	86,063
		115,317

6

Banks-Mortgage — 0.0%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	40,000	41,500
Banks-Super Regional — 0.8%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	205,000	194,819
BAC Capital Trust XIII FRS Ltd. Guar. Notes 0.70% due 03/15/12(9)	82,000	50,949
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.10% due 06/01/56	20,000	12,427
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	25,000	27,066
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	16,000	17,499
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(9)	30,000	22,355
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	15,000	15,753
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	4,000	3,787
USB Capital IX FRS Ltd. Guar. Notes 6.19% due 04/15/11(9)	9,000	6,930
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.80% due 03/15/11(9)	69,000	59,857
Wachovia Corp. FRS Senior Notes 0.57% due 06/15/17	25,000	22,944
Wachovia Corp. Senior Notes 5.75% due 02/01/18	445,000	494,084
Wells Fargo & Co. FRS Senior Notes 0.49% due 10/28/15	28,000	27,011
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(9)	20,000	21,100
		976,581
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	10,000	10,600
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	30,000	31,762
		42,362
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15	125,000	129,022
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	100,000	124,435
		253,457
Broadcast Services/Program — 0.3%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	7,000	6,265
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	160,000	165,654
Liberty Media LLC Senior Notes 8.25% due 02/01/30	45,000	43,650
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	11,000	11,688
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	160,000	183,822
		411,079
Building Products-Cement — 0.0%
CRH America, Inc. Company Guar. Notes 5.75% due 01/15/21	9,000	8,897
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/16	25,000	25,549
Masco Corp. Bonds 6.50% due 08/15/32	25,000	22,000
		47,549
Building-Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Senior Sec. Notes 9.13% due 05/15/19*	25,000	23,750
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 10.63% due 10/15/16	10,000	10,250
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	15,000	15,000
		49,000
Cable/Satellite TV — 0.9%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	325,000	369,816
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	143,114

7

COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	75,000	83,765
COX Communications, Inc. Notes 7.13% due 10/01/12	15,000	16,451
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	95,000	103,075
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	15,000	16,950
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	110,000	119,553
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	20,000	20,675
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	20,000	22,175
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	10,000	10,325
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	20,000	21,300
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	127,000	141,706
		1,068,905
Capacitors — 0.0%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	10,000	11,000
Casino Hotels — 0.1%
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	10,000	11,250
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	5,000	4,970
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	20,000	23,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	15,000	15,394
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	15,000	16,237
		70,851
Cellular Telecom — 0.3%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	120,000	132,325
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	160,000	209,368
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	30,000	31,125
		372,818
Chemicals-Diversified — 0.3%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18*	5,000	5,162
Dow Chemical Co. Senior Notes 2.50% due 02/15/16	18,000	17,288
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	196,000	187,748
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	5,000	4,747
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	22,000	20,486
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	9,000	8,831
Rohm & Haas Co. Senior Notes 7.85% due 07/15/29	28,000	32,536
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	15,000	16,050
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	16,000	15,280
		308,128
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	20,000	21,375
Chemicals-Specialty — 0.1%
Albemarle Corp. Senior Notes 4.50% due 12/15/20	15,000	14,763

8

Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	94,000	98,336
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	10,000	10,800
Nalco Co. Senior Notes 6.63% due 01/15/19*	20,000	20,450
		144,349
Coal — 0.1%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	20,000	21,800
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17*	10,000	10,650
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	22,000	23,760
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	15,000	15,975
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	13,000	13,227
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	66,000	70,455
		155,867
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	20,000	19,800
Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 5.50% due 09/01/20	15,000	14,819
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	17,000	18,041
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	15,000	16,125
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	40,000	46,190
		80,356
Computers-Memory Devices — 0.0%
Spansion LLC Company Guar. Notes 7.88% due 11/15/17*	15,000	14,850
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Notes 10.88% due 04/15/16*	25,000	25,625
Reynolds Group Issuer, Inc. Company Guar. Notes 9.00% due 04/15/19*	10,000	10,362
		35,987
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	45,000	47,250
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	15,000	16,163
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	16,000	17,200
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	50,000	53,750
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	8,000	7,940
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	45,000	47,812
		190,115
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	20,000	21,800
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	15,000	15,863
Data Processing/Management — 0.0%
Fiserv, Inc. Company Guar. Notes 4.63% due 10/01/20	25,000	24,282
Decision Support Software — 0.0%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	25,000	22,625
Distribution/Wholesale — 0.0%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	15,000	16,200
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	25,000	23,625
		39,825

9

Diversified Banking Institutions — 2.2%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	80,000	81,348
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	101,000	100,086
Bank of America Corp. Senior Notes 5.65% due 05/01/18	35,000	35,762
Bank of America Corp. FRS Jr. Sub. Bonds 8.00% due 01/30/18(9)	45,000	45,351
Citigroup, Inc. Senior Notes 4.59% due 12/15/15	54,000	56,296
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	76,000	78,620
Citigroup, Inc. Senior Notes 5.38% due 08/09/20	51,000	52,989
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	140,000	148,422
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	15,000	16,391
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	20,000	18,723
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	95,821
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	175,000	192,160
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	168,000	177,650
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	24,000	26,037
JPMorgan Chase & Co. FRS Sub. Notes 1.55% due 09/01/15	42,000	41,887
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	276,000	269,555
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	145,000	154,290
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	34,000	37,303
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(9)	20,000	21,260
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	200,000	199,220
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/77	10,000	7,711
Morgan Stanley Sub. Notes 4.75% due 04/01/14	165,000	168,965
Morgan Stanley Senior Notes 5.55% due 04/27/17	59,000	61,466
Morgan Stanley Senior Notes 5.75% due 08/31/12	250,000	267,332
Morgan Stanley Senior Notes 5.95% due 12/28/17	30,000	31,741
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	9,000	9,057
The Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	195,000	198,688
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	119,894
		2,714,025
Diversified Financial Services — 0.7%
Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/77	90,000	93,600
General Electric Capital Corp. Senior Notes 2.25% due 11/09/15	36,000	34,609
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	145,000	149,889
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	90,000	98,146
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	43,000	44,636
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	220,000	235,182
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	68,000	71,678
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	55,000	63,562
		791,302
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	17,000	18,362

10

E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20	20,000	20,100
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	20,000	22,500
		42,600
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	30,000	28,727
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	40,000	42,300
AES Corp. Senior Notes 8.00% due 06/01/20	70,000	74,200
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	35,000	33,497
		149,997
Electric-Integrated — 0.8%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	28,000	27,172
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	90,000	102,857
Cleco Power LLC Senior Notes 6.00% due 12/01/40	16,000	15,627
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	110,000	123,339
Constellation Energy Group, Inc. Senior Notes 5.15% due 12/01/20	12,000	11,814
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	48,000	52,838
Edison International Senior Notes 3.75% due 09/15/17	85,000	84,400
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/21	10,000	9,630
Entergy Corp. Senior Notes 3.63% due 09/15/15	125,000	123,633
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	36,000	34,299
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	15,000	15,153
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	10,000	10,675
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	10,000	10,000
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	22,361	24,038
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(2)(6)	50,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	12,000	13,594
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15	20,000	11,300
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/17	220,000	249,021
		919,390
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	145,000	159,368
Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	49,000	48,142
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	15,000	16,837
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	1,000	1,133
		66,112
Electronic Components-Semiconductors — 0.1%
Broadcom Corp. Senior Notes 1.50% due 11/01/13*	15,000	14,898
Broadcom Corp. Senior Notes 2.38% due 11/01/15*	15,000	14,602
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(10)	7,000	7,315
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	5,000	5,500
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	6,000	6,750

11

National Semiconductor Corp. Senior Notes 3.95% due 04/15/15	13,000	13,240
		62,305
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	20,000	22,167
Energy-Alternate Sources — 0.0%
Headwaters, Inc. Sec. Notes 11.38% due 11/01/14	25,000	27,344
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	20,000	20,900
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/15	6,000	7,548
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	29,000	30,053
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.63% due 08/01/33	75,000	58,849
SLM Corp. Senior Notes 8.00% due 03/25/20	35,000	35,487
SLM Corp. Senior Notes 8.45% due 06/15/18	15,000	15,590
		109,926
Finance-Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	9,000	9,000
Finance-Investment Banker/Broker — 0.4%
Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	20,000	19,658
Lazard Group LLC Senior Notes 6.85% due 06/15/17	255,000	266,761
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(5)(9)(11)	16,000	2
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(5)(11)	19,000	4,394
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(5)(11)	21,000	2
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(5)(11)	26,000	3
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	26,000	26,788
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	160,000	169,163
		486,771
Finance-Other Services — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	60,000	64,609
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	70,000	71,250
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	20,000	19,700
		155,559
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	25,000	17,875
Firearms & Ammunition — 0.0%
FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	15,000	15,750
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	30,000	34,575
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	73,000	78,090
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	51,000	57,152
		135,242
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	20,000	22,283
Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	25,000	25,156

12

Service Corp. International Senior Notes 8.00% due 11/15/21	25,000	26,250
		51,406
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	20,000	19,725
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	94,641
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	25,000	23,437
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	9,000	9,563
Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	15,000	15,938
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	25,000	25,312
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(2)(6)	100,000	0
Dynegy-Roseton/Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	25,000	23,500
GenOn Escrow Corp. Senior Notes 9.50% due 10/15/18*	10,000	9,938
NRG Energy, Inc. Company Guar. Notes 7.25% due 02/01/14	15,000	15,300
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	15,000	15,375
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,600
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20*	30,000	30,750
		140,775
Insurance-Life/Health — 0.3%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	21,000	22,042
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	28,000	29,553
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/39*	75,000	97,465
Protective Life Corp. Senior Notes 8.45% due 10/15/39	54,000	58,033
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	29,000	28,360
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	70,000	70,598
		306,051
Insurance-Multi-line — 0.4%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	18,000	17,587
Hartford Financial Services Group, Inc. Senior Notes
5.38% due 03/15/17	80,000	81,422
Hartford Financial Services Group, Inc. Senior Notes
5.50% due 10/15/16	17,000	17,641
Hartford Financial Services Group, Inc. FRS Jr. Sub. Notes 8.13% due 06/15/68	52,000	55,250
MetLife, Inc. Senior Notes
6.75% due 06/01/16	15,000	17,400
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	40,000	40,997
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	205,000	237,764
		468,061
Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	20,000	20,802
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	25,000	22,149
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	58,000	57,130
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	240,000	212,789

13

Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	110,000	147,227
		460,097
Insurance-Property/Casualty — 0.7%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	210,000	257,924
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/01/67	260,000	246,350
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	142,186
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	185,000	194,979
		841,439
Machinery-Farming — 0.1%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	41,000	44,792
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	20,000	21,600
		66,392
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	10,000	10,250
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 4.63% due 11/15/20	18,000	17,838
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	21,000	25,426
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	22,900
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(10)	25,000	25,688
		74,014
Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	10,000	10,850
Celgene Corp. Senior Notes 2.45% due 10/15/15	55,000	53,423
Life Technologies Corp. Senior Notes 4.40% due 03/01/15	92,000	95,604
Life Technologies Corp. Senior Notes 5.00% due 01/15/21	25,000	24,765
		184,642
Medical-Drugs — 0.0%
Merck & Co, Inc. Senior Notes 3.88% due 01/15/21	11,000	10,931
Schering-Plough Corp Senior Notes 6.00% due 09/15/17	22,000	25,709
		36,640
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	21,000	23,643
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	115,000	130,542
		154,185
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	14,000	14,840
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/20	10,000	10,450
HCA, Inc. Senior Notes 7.50% due 11/15/95	25,000	19,875
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	108,000	118,260
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	20,000	20,000
Tenet Healthcare Corp. Senior Notes 8.00% due 08/01/20*	10,000	10,150
Tenet Healthcare Corp. Senior Sec. Notes 8.88% due 07/01/19	60,000	67,800
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	10,000	10,650
		272,025
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 4.63% due 12/15/20	200,000	199,553
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Senior Notes 10.38% due 04/01/18*	10,000	9,350

14

Multimedia — 1.1%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	150,000	165,637
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	25,000	24,424
NBC Universal, Inc. Senior Notes 3.65% due 04/30/15*	135,000	138,469
NBC Universal, Inc. Senior Notes 4.38% due 04/01/21*	125,000	121,326
NBC Universal, Inc. Senior Notes 5.95% due 04/01/41*	30,000	29,997
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	21,000	22,301
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	30,000	31,499
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	195,000	233,626
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	41,000	46,148
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	255,000	320,183
Time Warner, Inc. Company Guar. 3.15% due 07/15/15	35,000	35,561
Viacom, Inc. Senior Notes 6.13% due 10/05/17	190,000	214,346
		1,383,517
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	15,000	16,087
Non-Hazardous Waste Disposal — 0.1%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	37,000	40,700
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	11,000	11,646
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	24,000	25,293
		77,639
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 5.50% due 05/15/12	205,000	216,524
Xerox Corp. Senior Notes 8.25% due 05/15/14	60,000	70,036
		286,560
Oil & Gas Drilling — 0.0%
Pride International, Inc. Senior Notes 6.88% due 08/15/20	20,000	20,750
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	65,000	63,452
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/17	6,000	6,536
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/19	55,000	61,706
Apache Corp. Senior Notes 3.63% due 02/01/21	14,000	13,511
Carrizo Oil & Gas, Inc. Company Guar. Notes
8.63% due 10/15/18*	15,000	15,450
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	10,000	10,150
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	35,000	35,437
EOG Resources, Inc. Senior Notes 4.10% due 02/01/21	30,000	29,506
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	10,000	10,325
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	10,000	10,325
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	28,000	30,435
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	25,000	26,937
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	15,000	15,788
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	40,000	41,126
Pioneer Natural Resources Co. Company Guar. Notes 7.20% due 01/15/28	1,000	1,045
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	3,000	3,294

15

QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	10,000	10,500
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,806
		401,329
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/41	14,000	13,898
Oil Refining & Marketing — 0.1%
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20*	5,000	4,771
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	65,000	67,603
		72,374
Oil-Field Services — 0.1%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	35,000	38,850
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	10,000	9,950
		48,800
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18*	25,000	25,812
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	17,000	16,808
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	15,000	15,563
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	85,000	90,525
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	15,000	16,931
		165,639
Pharmacy Services — 0.1%
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	90,000	100,617
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	9,000	9,180
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	20,000	24,650
Pipelines — 0.8%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	30,000	30,600
El Paso Corp. Senior Notes 6.88% due 06/15/14	10,000	10,625
El Paso Corp. Senior Notes 7.00% due 06/15/17	100,000	105,532
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	15,000	17,643
El Paso Pipeline Partners Operating Co., LLC Company Guar. Notes 4.10% due 11/15/15	14,000	13,825
El Paso Pipeline Partners Operating Co., LLC Company Guar. Notes 6.50% due 04/01/20	39,000	40,918
Energy Transfer Equity LP
Company Guar. Notes 7.50% due 10/15/20	41,000	42,230
Energy Transfer Partners LP
Senior Notes 7.50% due 07/01/38	51,000	59,320
Kinder Morgan Finance Co., LLC Senior Sec. Notes 6.00% due 01/15/18*	21,000	20,790
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	10,000	10,825
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	190,000	205,069
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	40,000	43,749
Plains All American Pipeline LP Company Guar. Notes 6.50% due 05/01/18	18,000	20,156
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16	20,000	21,950
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	243,000	234,890
Williams Partners LP Senior Notes 4.13% due 11/15/20	90,000	85,247
		963,369

16

Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	30,000	31,275
Valassis Communications, Inc. Company Guar. Notes 8.25% due 03/01/15	11,000	11,509
		42,784
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 6.75% due 01/31/14	15,000	15,244
Publishing-Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	15,000	15,488
Radio — 0.0%
Citadel Broadcasting Corp. Company Guar. Notes
7.75% due 12/15/18*	10,000	10,350
Real Estate Investment Trusts — 1.0%
Boston Properties LP Senior Notes 4.13% due 05/15/21	65,000	61,622
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	12,000	11,970
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	77,662
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	109,307
Duke Realty LP Senior Notes 6.75% due 03/15/20	55,000	59,669
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	55,000	58,850
Federal Realty Investors Trust Senior Notes 5.90% due 04/01/20	10,000	10,605
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	35,000	35,525
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	45,000	45,956
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	180,000	192,195
Realty Income Corp. Senior Notes 6.75% due 08/15/19	225,000	254,272
Simon Property Group LP Senior Notes 6.13% due 05/30/18	55,000	61,817
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	175,000	186,522
		1,165,972
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/16	15,000	13,426
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	15,000	14,306
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	146,437
		174,169
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(6)	25,000	113
Rental Auto/Equipment — 0.0% RSC Equipment Rental, Inc. Senior Notes 9.50% due 12/01/14	16,000	16,800
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	25,000	25,437
		42,237
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	20,000	21,250
Limited Brands, Inc.
Company Guar. Notes 7.00% due 05/01/20	20,000	21,100
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	25,000	26,562
		68,912
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	130,000	122,417
Retail-Discount — 0.1%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	15,000	17,119
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	60,000	60,381
		77,500
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	20,000	20,326

17

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	53,000	58,285
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	154,758	168,237
CVS Pass-Through Trust Company Guar. Notes 5.77% due 01/31/33*	15,000	14,875
		261,723
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	30,000	31,575
Retail-Propane Distribution — 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21*	11,000	10,725
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	15,000	15,637
		26,362
Retail-Regional Department Stores — 0.1%
Federated Ratail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	100,000	106,750
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	5,000	4,950
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	25,000	24,562
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	5,000	4,963
		141,225
Retail-Toy Stores — 0.0%
Toys R Us Property Co II LLC Senior Sec. Notes 8.50% due 12/01/17	17,000	18,275
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	15,000	14,550
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14	15,000	14,400
Special Purpose Entities — 0.4%
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39	65,000	69,550
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	180,000	173,929
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	40,000	38,114
Goldman Sachs Capital III FRS Company Guar. Notes 1.07% due 09/01/12(9)	21,000	15,173
Teco Finance, Inc. Company Guar. Notes 5.15% due 03/15/20	205,000	212,537
		509,303
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	5,000	5,237
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	10,000	10,525
		15,762
Storage/Warehousing — 0.0% Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20*	10,000	10,350
Telecom Services — 0.5%
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	10,000	10,675
Qwest Corp. Senior Notes 8.88% due 03/15/12	42,000	45,413
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	20,000	21,850
SBA Tower Trust Sec. Notes 4.25% due 04/15/40*	220,000	227,658
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	200,000	248,111
		553,707
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 6.15% due 12/15/40	30,000	30,704
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 6.30% due 01/15/38	115,000	121,319
AT&T, Inc. Senior Notes 6.40% due 05/15/38	60,000	63,780

18

Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	13,895
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	69,000	70,897
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	31,000	34,023
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	30,000	31,050
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	43,000	46,225
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	24,000	21,000
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	40,000	39,500
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	11,000	11,110
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	15,000	15,843
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	40,000	42,050
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	35,000	36,750
		547,442
Television — 0.2%
CBS Corp. Company Guar. Notes 5.90% due 10/15/40	15,000	14,449
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	160,000	186,638
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	60,000	75,485
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(10)	8,286	8,949
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(2)(6)	15,000	0
		285,521
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	40,000	52,202
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	160,000	211,076
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	115,000	118,776
		382,054
Tools-Hand Held — 0.0%
Snap-On, Inc. Senior Notes 4.25% due 01/15/18	16,000	16,063
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.50% due 07/15/16	15,000	14,857
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	27,149	23,348
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	22,507	21,888
		45,236
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc. Senior Notes 8.88% due 11/01/17	20,000	21,650
Transport-Rail — 0.0%
CSX Corp. Senior Notes 3.70% due 10/30/20	30,000	28,339
Transport-Services — 0.0%
Bristow Group, Inc.
Company Guar. Notes 7.50% due 09/15/17	20,000	21,100
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	12,000	11,963
		33,063
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	48,000	50,160
Wireless Equipment — 0.1%
American Tower Corp. Senior Notes 4.50% due 01/15/18	26,000	25,773
Motorola, Inc. Senior Notes 6.50% due 09/01/25	44,000	45,250
		71,023
Total U.S. CORPORATE BONDS & NOTES (cost $23,456,461)		24,646,924
FOREIGN CORPORATE BONDS & NOTES — 3.7%
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 6.13% due 01/15/41	45,000	47,660

19

Banks-Commercial — 0.6%
Barclays Bank PLC Sub. Notes 5.14% due 10/14/20	125,000	112,468
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(9)	36,000	32,040
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	120,000	123,096
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(9)	17,000	16,065
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	20,000	20,966
Groupe BPCE FRS Jr. Sub. Notes 3.80% due 03/30/11(9)	55,000	35,643
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(9)	16,000	17,016
Overseas-Chinese Banking Corp., Ltd. Sub. Notes 7.75% due 09/06/11*	200,000	208,099
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	17,000	16,449
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/15	125,000	122,879
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 03/31/11(9)	80,000	48,000
		752,721
Banks-Money Center — 0.5%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	250,000	273,442
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	240,000	267,625
		541,067
Brewery — 0.2%
Cia de Bebidas das Americas Senior Notes 8.75% due 09/15/13	225,000	259,312
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	155,000	167,856
Chemicals-Diversified — 0.0%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	9,000	9,769
Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	20,000	20,100
Seagate Technology International Sec. Notes 10.00% due 05/01/14*	30,000	35,175
		55,275
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(2)(6)	20,000	0
Diversified Banking Institutions — 0.1%
Credit Agricole SA FRS Jr. Sub. Bonds 6.64% due 05/31/17*(9)	1,000	857
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	145,000	156,791
		157,648
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	35,000	37,713
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	28,000	32,687
Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	75,000	79,500
Forestry — 0.0%
Tembec Industries, Inc. Senior Sec. Notes 11.25% due 12/15/18*	5,000	5,238
Gold Mining — 0.0%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	32,000	30,612
Insurance-Multi-line — 0.1%
Aegon NV FRS Jr. Sub. Notes 2.63% due 07/15/14(9)	43,000	26,363
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(9)	18,000	15,750
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	35,000	36,064
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	23,000	23,156
		101,333

20

Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	18,000	19,188
Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/32	120,000	127,507
Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	28,000	29,992
		157,499
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	108,000	111,614
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	21,000	19,527
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	20,000	14,125
		33,652
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	224,000	223,846
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	30,000	30,945
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	59,000	71,483
Total Capital SA Company Guar. Notes 2.30% due 03/15/16	27,000	26,375
		352,649
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	110,000	118,397
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	24,000	23,698
Satellite Telecom — 0.1%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(1)	55,000	56,650
Special Purpose Entities — 0.1%
ConocoPhillips Canada Funding Co. I Company Guar. Notes 5.63% due 10/15/16	25,000	28,415
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20	100,000	91,000
		119,415
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 3.75% due 08/05/15	125,000	126,041
ArcelorMittal Senior Notes 6.13% due 06/01/18	45,000	47,947
		173,988
SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	17,000	19,139
Telecom Services — 0.0%
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/18*	20,000	20,350
Telephone-Integrated — 0.9%
British Telecom PLC Senior Notes 5.15% due 01/15/13	175,000	186,314
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	110,000	147,834
France Telecom SA Senior Notes 8.50% due 03/01/31	200,000	271,886
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	74,000	75,766
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	230,000	236,040
Telefonica Emisiones SAU FRS Company Guar. Notes 0.62% due 02/04/13	20,000	19,647
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	155,000	155,125
Telefonica Emisiones SAU Company Guar. Notes 5.13% due 04/27/20	12,000	11,553
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	20,000	21,666
		1,125,831
Television — 0.0%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18	40,000	44,600
Transport-Services — 0.0%
Asciano Finance, Ltd. Company Guar. Notes 3.13% due 09/23/15*	27,000	25,958
Total Foreign Corporate Bonds & Notes (cost $4,499,264)		4,681,019

21

FOREIGN GOVERNMENT AGENCIES — 1.5%
Sovereign — 1.5% Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,490,000	881,469
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41	18,000		17,865
Republic of Argentina Senior Bonds 8.28% due 12/31/33(12)	26,019		24,133
Republic of Indonesia Senior Bonds 6.63% due 02/17/37	100,000		109,254
Republic of the Philippines Senior Bonds 6.38% due 10/23/34	100,000		106,000
Republic of Turkey Senior Bonds 11.88% due 01/15/30	78,000		133,965
Republic of Venezuela Senior Bonds 9.25% due 09/15/27	145,000		108,025
Russian Federation Senior Bonds 3.63% due 04/29/15*	200,000		200,260
Russian Federation Senior Bonds 7.50% due 03/31/30(13)	80,550		93,156
United Mexican States Notes 5.95% due 03/19/19	100,000		111,500
Total Foreign Government Agencies (cost $1,716,103)			1,785,627
LOANS(14)(15) — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. FRS BTL-B 3.02% due 12/16/13	124,541		124,212
Ford Motor Co. BTL-B 3.04% due 12/16/13	50,034		49,902
Total Loans (cost $174,575)			174,114
MUNICIPAL BONDS & NOTES — 0.3%
Municipal Bonds — 0.3%
California State General Obligation Bonds 6.20% due 10/01/19	100,000		101,301
California State General Obligation Bonds 7.55% due 04/01/39	140,000		145,199
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	115,000		126,224
Texas State Transportation Commission Revenue Bonds Series B 5.18% due 04/01/30	10,000		9,907
Total Municipal Bonds & Notes (cost $373,825)			382,631
U.S. GOVERNMENT AGENCIES — 27.6%
Federal Home Loan Mtg. Corp. — 2.2%
4.50% due 01/01/39	52,740		54,095
5.00% due 07/01/20	33,134		35,292
5.00% due 12/01/20	50,653		53,954
5.00% due 05/01/21	576,734		614,312
5.00% due 07/01/21	192,516		205,059
5.00% due 05/01/34	218,672		231,385
5.00% due 07/01/35	42,594		44,885
5.00% due 08/01/35	217,218		228,903
5.00% due 11/01/35	213,672		225,166
5.00% due 03/01/38	100,576		105,578
5.50% due 05/01/37	106,243		113,551
5.50% due 06/01/37	38,311		41,126
5.50% due 10/01/37	19,834		21,161
5.50% due 11/01/37	173,869		185,504
5.50% due 07/01/38	66,594		71,050
6.00% due 09/01/26	113,220		122,694
6.00% due 08/01/36	67,097		73,131
6.50% due 05/01/16	2,729		2,976
6.50% due 05/01/29	9,285		10,440
6.50% due 07/01/35	11,778		13,243
6.50% due 03/01/36	60,690		67,501
6.50% due 05/01/36	1,473		1,638
7.00% due 04/01/32	19,144		21,826
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(4)	45,766		46,504
Series 2586, Class NK
3.50% due 08/15/16(4)	12,300		12,439
Series 1577, Class PK
6.50% due 09/15/23(4)	58,322		61,942
Series 1226, Class Z
7.75% due 03/15/22(4)	2,235		2,445
			2,667,800
Federal National Mtg. Assoc. — 16.9%
2.13% due 01/25/13	36,000		36,031
3.50% due January TBA	4,000,000		3,820,000
4.00% due January TBA	4,500,000		4,476,096
4.50% due 01/01/39	75,518		77,588
4.50% due 08/01/40	191,913		197,172
4.56% due 01/01/15	756,329		806,088
4.85% due 11/01/15	785,614		837,191
5.00% due 03/01/18	91,686		98,175
5.00% due 06/01/19	22,365		23,920
5.00% due 05/01/35	2,349		2,480
5.00% due 07/01/37	31,806		33,470
5.50% due 03/01/18	66,842		72,117
5.50% due 10/01/21	67,235		72,372
5.50% due 06/01/22	36,920		39,722

22

5.50% due 05/01/34	62,791	67,682
5.50% due 06/01/34	67,858	73,038
5.50% due 09/01/35	3,391,538	3,654,673
5.50% due 12/01/35	182,946	196,740
5.50% due 08/01/36	15,858	17,004
5.50% due 12/01/36	388	416
5.50% due 07/01/38	138,523	148,296
5.92% due 10/01/11	103,961	105,135
6.00% due 06/01/17	29,542	32,224
6.00% due 06/01/26	114,426	124,921
6.00% due 04/01/27	635,313	690,928
6.00% due 12/01/33	140,948	155,269
6.00% due 05/01/34	77,750	85,285
6.00% due January TBA	2,700,000	2,934,562
6.06% due 09/01/11	80,186	82,078
6.11% due 05/01/11	229,769	229,637
6.31% due 02/01/11	20,405	20,394
6.50% due 06/01/13	39,565	43,119
6.50% due 09/01/32	102,721	115,501
6.50% due 06/01/35	456,754	512,153
6.50% due 02/01/36	145,867	164,015
6.50% due 10/01/37	41,086	45,697
6.50% due January TBA	200,000	222,250
7.00% due 06/01/37	159,423	180,536
		20,493,975
Government National Mtg. Assoc. — 8.5%
4.00% due January TBA	4,500,000	4,530,235
4.50% due January TBA	3,000,000	3,114,375
5.00% due 08/15/39	2,134,333	2,279,950
5.50% due 05/15/36	34,541	37,881
6.00% due 09/15/32	38,702	42,739
6.00% due 12/15/33	160,365	177,060
7.00% due 11/15/31	32,655	37,024
7.00% due 07/15/33	31,693	36,187
7.50% due 01/15/32	22,680	26,247
8.00% due 11/15/31	7,008	7,623
8.50% due 11/15/17	1,938	2,179
9.00% due 11/15/21	610	716
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(4)	25,380	29,181
Series 2005-74, Class HA
7.50% due 09/16/35(4)	563	645
		10,322,042
Total U.S. Government Agencies (cost $32,602,515)		33,483,817
U.S. GOVERNMENT TREASURIES — 6.7%
United States Treasury Bonds — 1.7%
United States Treasury Bonds
2.13% due 02/15/40 TIPS(18)	36,427	38,556
3.88% due 08/15/40	31,000	28,554
4.38% due 02/15/38	700,000	707,437
4.38% due 11/15/39	921,000	925,892
4.38% due 05/15/40	48,000	48,232
4.50% due 02/15/36	205,000	212,239
4.63% due 02/15/40	16,000	16,760
5.25% due 11/15/28	40,000	45,844
6.63% due 02/15/27(16)	60,000	78,919
		2,102,433
United States Treasury Notes — 5.0%
United States Treasury Notes
0.75% due 12/15/13	300,000	297,867
1.13% due 12/15/12	2,700,000	2,727,737
1.38% due 11/30/15	18,000	17,492
1.75% due 07/31/15	205,000	204,344
2.63% due 08/15/20	618,000	585,893
2.63% due 11/15/20	25,000	23,582
3.00% due 02/28/17	5,000	5,156
3.63% due 02/15/20	800,000	830,250
4.75% due 08/15/17	1,150,000	1,304,082
		5,996,403
Total U.S. Government Treasuries (cost $8,319,960)		8,098,836
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14(2)(6)	80	0
Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16(2)(6)	5	250
Total Warrants (cost $82)		250
Total Long-Term Investment Securities (cost $112,784,338)		124,164,854

SHORT-TERM INVESTMENT SECURITIES — 8.6%
U.S. Government Agencies — 8.6%
Federal Home Loan Bank
Disc. Notes
0.18% due 01/12/11	3,464,000	3,463,815
0.19% due 01/19/11	2,703,000	2,702,750
0.19% due 01/21/11	1,568,000	1,567,839
Federal National Mtg. Assoc.
Disc. Notes
0.18% due 01/12/11	771,000	770,957
0.18% due 01/19/11	1,028,000	1,027,907
0.19% due 01/18/11	966,000	965,916
Total Short-Term Investment Securities (cost $10,499,184)		10,499,184
REPURCHASE AGREEMENTS — 3.8%
Agreement with State Street Bank & Trust Co, bearing interest at 0.01% dated 12/31/10, to be repurchased 01/03/11 in the amount of $790,001 and collateralized by $810,000 of Federal Home Loan Mgt. Corp. Disc. Notes, bearing interest at 0.21%, due 06/20/11 and having an approximate value of $809,190	790,000	790,000

23

Bank of America Joint Repurchase Agreement(17)	1,810,000	1,810,000
UBS Securities LLC Joint Repurchase Agreement(17)	2,020,000	2,020,000
Total Repurchase Agreements (cost $4,620,000)		4,620,000
TOTAL INVESTMENTS (cost $127,903,522)(20)	114.6%	139,284,038
Liabilities in excess of other assets	(14.6)	(17,770,193)
NET ASSETS	100.0%	$121,513,845

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2010, the aggregate value of these securities was $7,122,858 representing 5.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Illiquid security. At December 31, 2010, the aggregate value of these securities was $10,563 representing 0.0% of net assets.
(7)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2010, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Notes
7.50% due 08/15/09	08/11/2005	$10,000	$10,000	$10,200	$102.00	0.00%

(8)	Bond is in default and did not pay principal at maturity.
(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	Income may be received in cash or additional shares at the discretion of the issuer.
(11)	Bond in default
(12)	A portion of the interest was paid in additional bonds/loans.
(13)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2010.
(14)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(15)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(17)	See Note 2 for details of Joint Repurchase Agreements.
(18)	Principal amount of security is adjusted for inflation.
(19)	Denominated in United States dollars unless otherwise indicated.
(20)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt
BTL	— Bank Term Loans
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchaed on forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2010.

The dates shown on debt obligations are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2010	Unrealized Appreciation (Depreciation)
11	Short	Euro-Bund	March 2011	$1,841,755	$1,841,969	$(214)
7	Short	Euro Buxl 30YR Bonds	March 2011	1,017,088	1,009,307	7,781
10	Long	Long Gilt	March 2011	1,871,592	1,862,968	(8,624)
14	Short	U.S. Treasury 2YR Notes	March 2011	3,060,430	3,064,688	(4,258)
32	Long	U.S. Treasury 5YR Notes	March 2011	3,758,917	3,767,000	8,083
42	Short	U.S. Treasury 10YR Notes	March 2011	5,158,206	5,058,375	99,831
8	Long	U.S. Long Bonds	March 2011	979,736	977,000	(2,736)
						$99,863

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	AUD	125,000	USD	122,650	3/16/2011	$—	$(4,084)
	EUR	75,000	USD	99,300	3/16/2011	—	(899)
	GBP	385,000	USD	607,193	3/16/2011	7,269	—
	USD	628,747	JPY	52,601,000	3/16/2011	19,603	—
						26,872	(4,983)
Barclays Bank PLC	AUD	165,000	USD	165,743	3/16/2011	—	(1,547)
	EUR	99,000	USD	131,771	3/16/2011	—	(491)
	GBP	20,000	USD	30,882	3/16/2011	—	(283)
	JPY	39,450,000	USD	471,586	3/16/2011	—	(14,668)
	MXN	420,000	USD	33,841	3/16/2011	15	—
						15	(16,989)
BNP Paribas SA	JPY	26,301,000	USD	316,234	3/16/2011	—	(7,947)

Citibank N.A.	BRL	1,423,000	USD	822,638	3/16/2011	—	(21,531)
	EUR	58,000	USD	77,798	3/16/2011	311	—
						311	(21,531)
Deutsche Bank AG	AUD	680,000	USD	660,892	3/16/2011	—	(28,542)
	USD	152,815	NOK	923,000	3/16/2011	4,803	—
						4,803	(28,542)
Goldman Sachs International	EUR	75,000	USD	99,115	3/16/2011	—	(1,084)
	GBP	110,000	USD	172,824	3/16/2011	1,417	—
	JPY	26,300,000	USD	314,266	3/16/2011	—	(9,903)
						1,417	(10,987)
HSBC Bank USA, N.A.	EUR	80,000	USD	105,792	3/16/2011	—	(1,086)

JPMorgan Chase Bank, N.A.	NOK	1,845,000	USD	304,402	3/16/2011	—	(10,663)
	USD	153,885	NOK	922,000	3/16/2011	3,563	—
	USD	301,623	SEK	2,095,000	3/16/2011	9,069	—
						12,632	(10,663)
Morgan Stanley & Co., Inc..	EUR	60,000	USD	79,361	3/16/2011	—	(798)

Royal Bank of Canada	MXN	10,140,000	USD	816,557	3/16/2011	—	(91)

UBS AG	EUR	59,000	USD	78,473	3/16/2011	—	(350)
	SEK	2,095,000	USD	305,151	3/16/2011	—	(5,541)
						—	(5,891)
Westpac Banking Corp.	EUR	219,000	USD	290,101	3/16/2011	—	(2,478)

Net Unrealized Appreciation/(Depreciation)						$46,050	$(111,986)

AUD — Australian Dollar

BRL —  Brazilian Real

EUR — Euro Dollar

GBP — Pound Sterling

JPY— Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$38,294,707	$—	$—	$38,294,707
Preferred Stocks	452,404	—	—	452,404
Asset Backed Securities	—	11,906,981	247,344	12,154,325
Convertible Bonds & Notes	—	—	10,200	10,200
U.S. Corporate Bonds & Notes	—	24,175,637	471,287	24,646,924
Foreign Corporate Bonds & Notes	—	4,681,019	0	4,681,019
Foreign Government Agencies	—	1,785,627	—	1,785,627
Loans	—	174,114	—	174,114
Municipal Bonds & Notes	—	382,631	—	382,631
U.S. Government Agencies	—	33,483,817	—	33,483,817
U.S. Government Treasuries	—	8,098,836	—	8,098,836
Warrants	—	—	250	250
Short-Term Investment Securities:
U.S. Government Agencies	—	10,499,184	—	10,499,184
Repurchase Agreements	—	4,620,000	—	4,620,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	115,695	—	—	115,695
Open Forward Foreign Currency Contracts - Appreciation	—	46,050	—	46,050
Total Assets	38,862,806	99,853,896	729,081	139,445,783
LIABILITIES:
Other Financial Instruments+
Open Futures Contracts - Depreciation	(15,832)	—	—	(15,832)
Open Forward Foreign Currency Contracts - Depreciation	—	(111,986)	—	(111,986)
Total Liabilities	(15,832)	(111,986)	—	(127,818)
Total	$38,846,974	$99,741,910	$729,081	$139,317,965

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2010	$514,983	$7,000	$186,700	$0	$—
Accrued discounts/premiums	2	—	6	—	—
Realized gain(loss)	—	—	(2,989)	—	—
Change in unrealized appreciation(depreciation)(1)	21,018	3,200	5,866	—	168
Net purchases(sales)	242,387	—	(108,211)	—	82
Transfers in and/or out of Level 3 (2)	(531,046)	—	389,915	—	—
Balance as of 12/31/2010	$247,344	$10,200	$471,287	$0	$250

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at December 31, 2010 includes:

Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$4,957	$3,200	$(18,503)	$—	$168

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

24

SEASONS SERIES TRUST
MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2010
(unaudited)

Security Description	Shares/ Principal Amount(19)	Value (Note 1)
COMMON STOCK — 16.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	6,432	$68,308
Aerospace/Defense — 0.0%
Boeing Co.	131	8,549
Aerospace/Defense-Equipment — 0.1%
Goodrich Corp.	588	51,785
United Technologies Corp.	997	78,484
		130,269
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	294	39,734
Monsanto Co.	1,436	100,003
Mosaic Co.	294	22,450
Potash Corp. of Saskatchewan, Inc.	858	132,844
		295,031
Airlines — 0.0%
AMR Corp.†	3,998	31,144
Applications Software — 0.1%
Microsoft Corp.	1,967	54,919
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.†	17,500	293,825
General Motors Co.†	4,370	161,078
		454,903
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,400	80,388
Banks-Commercial — 0.2%
Lloyds Banking Group PLC†	56,525	57,900
Regions Financial Corp.	4,802	33,614
Standard Chartered PLC	6,090	163,835
		255,349
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	947	28,599
State Street Corp.	1,213	56,211
		84,810
Banks-Super Regional — 0.4%
Capital One Financial Corp.	1,891	80,481
Fifth Third Bancorp	4,425	64,959
PNC Financial Services Group, Inc.	1,304	79,179
SunTrust Banks, Inc.	1,622	47,865
US Bancorp	1,903	51,324
Wells Fargo & Co.	2,325	72,052
		395,860
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	1,596	104,969
PepsiCo, Inc.	1,614	105,443
		210,412
Brewery — 0.2%
Anheuser-Busch InBev NV	3,510	200,750
Casino Hotels — 0.2%
Boyd Gaming Corp.†	1,622	17,193
MGM Resorts International†	5,167	76,730
Wynn Resorts, Ltd.	938	97,402
		191,325
Chemicals-Diversified — 0.3%
Celanese Corp., Series A	1,435	59,079
Dow Chemical Co.	1,966	67,119
E.I. du Pont de Nemours & Co.	1,051	52,424
Israel Chemicals, Ltd.	5,687	97,489
LyondellBasell Industries NV, Class A†	900	30,960
		307,071
Chemicals-Specialty — 0.0%
Albemarle Corp.	882	49,198
Commercial Services-Finance — 0.0%
Mastercard, Inc., Class A	95	21,290
Computers — 1.4%
Apple, Inc.†	4,249	1,370,558
Dell, Inc.†	4,045	54,810
Hewlett-Packard Co.	1,554	65,423
		1,490,791
Computers-Memory Devices — 0.0%
EMC Corp.†	1,756	40,212
Computers-Periphery Equipment — 0.0%
Smart Technologies, Inc., Class A†	1,563	14,755
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	1,809	145,389
Procter & Gamble Co.	1,783	114,701
		260,090
Cruise Lines — 0.1%
Carnival Corp.	1,888	87,056
Royal Caribbean Cruises, Ltd.†	860	40,420
		127,476
Diversified Banking Institutions — 1.2%
Bank of America Corp.	37,464	499,770
Citigroup, Inc.†	13,644	64,536
Goldman Sachs Group, Inc.	1,900	319,504
JPMorgan Chase & Co.	6,952	294,904
Morgan Stanley	2,170	59,045
		1,237,759
Diversified Manufacturing Operations — 0.3%
Dover Corp.	500	29,225
Eaton Corp.	669	67,910
General Electric Co.	4,236	77,477
Honeywell International, Inc.	1,569	83,408
Parker Hannifin Corp.	740	63,862
		321,882
E-Commerce/Products — 0.0%
Amazon.com, Inc.†	98	17,640
E-Commerce/Services — 0.4%
eBay, Inc.†	14,950	416,058
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,330	76,036
Electric-Integrated — 0.1%
Dominion Resources, Inc.	868	37,081
NextEra Energy, Inc.	482	25,059
PG&E Corp.	686	32,818
Progress Energy, Inc.	606	26,349
		121,307
Electronic Components-Misc. — 0.2%
Tyco Electronics, Ltd.	5,060	179,124
Electronic Components-Semiconductors — 0.2%
Broadcom Corp., Class A	956	41,634

1

Intel Corp.	3,558	74,825
Micron Technology, Inc.†	4,898	39,282
Texas Instruments, Inc.	1,517	49,302
		205,043
Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,785	94,212
Electronic Forms — 0.2%
Adobe Systems, Inc.†	5,958	183,387
Enterprise Software/Service — 0.5%
Oracle Corp.	15,424	482,771
Entertainment Software — 0.1%
Activision Blizzard, Inc.	5,670	70,535
Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	9,451	161,707
Finance-Other Services — 0.1%
CME Group, Inc.	455	146,396
Food-Misc. — 0.1%
Kellogg Co.	514	26,255
Kraft Foods, Inc., Class A	1,356	42,728
		68,983
Gold Mining — 0.1%
Barrick Gold Corp.	882	46,905
Newmont Mining Corp.	1,077	66,160
		113,065
Hotels/Motels — 0.3%
Hyatt Hotels Corp., Class A†	1,073	49,101
Marriott International, Inc., Class A	2,860	118,804
Starwood Hotels & Resorts Worldwide, Inc.	1,522	92,507
		260,412
Human Resources — 0.1%
Monster Worldwide, Inc.†	5,133	121,293
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	104	396
Industrial Audio & Video Products — 0.0%
Dolby Laboratories, Inc., Class A†	578	38,553
Industrial Automated/Robotic — 0.2%
FANUC Corp.	1,400	215,026
Insurance-Life/Health — 0.3%
Prudential Financial, Inc.	1,250	73,388
Prudential PLC	18,798	195,777
		269,165
Insurance-Multi-line — 0.1%
MetLife, Inc.	1,595	70,882
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	98	4,611
Investment Management/Advisor Services — 0.1%
Franklin Resources, Inc.	177	19,684
T. Rowe Price Group, Inc.	1,435	92,615
		112,299
Medical Information Systems — 0.0%
athenahealth, Inc.†	98	4,016
Medical Instruments — 0.1%
Intuitive Surgical, Inc.†	260	67,015
Medical Products — 0.2%
Baxter International, Inc.	981	49,658
Johnson & Johnson	1,773	109,660
		159,318
Medical-Biomedical/Gene — 0.7%
Amgen, Inc.†	1,709	93,824
Celgene Corp.†	8,590	508,013
Gilead Sciences, Inc.†	489	17,721
Human Genome Sciences, Inc.†	1,883	44,985
Vertex Pharmaceuticals, Inc.†	3,112	109,013
		773,556
Medical-Drugs — 0.2%
Abbott Laboratories	1,127	53,995
Merck & Co., Inc.	1,262	45,482
Pfizer, Inc.	4,973	87,077
		186,554
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	1,048	145,892
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	917	110,123
Multimedia — 0.4%
News Corp., Class A	19,700	286,832
Time Warner, Inc.	1,561	50,217
Walt Disney Co.	1,811	67,931
		404,980
Networking Products — 0.3%
Cisco Systems, Inc.†	17,206	348,077
Oil Companies-Exploration & Production — 0.4%
Apache Corp.	669	79,765
Continental Resources, Inc.†	765	45,020
Devon Energy Corp.	669	52,523
EOG Resources, Inc.	574	52,469
Occidental Petroleum Corp.	765	75,047
Petrohawk Energy Corp.†	669	12,209
Range Resources Corp.	382	17,183
Southwestern Energy Co.†	765	28,634
		362,850
Oil Companies-Integrated — 0.6%
BG Group PLC	4,390	88,704
BP PLC ADR	286	12,633
Chevron Corp.	1,077	98,276
Exxon Mobil Corp.	1,858	135,857
Hess Corp.	1,614	123,535
Marathon Oil Corp.	286	10,591
Petroleo Brasileiro SA ADR	2,769	104,779
Suncor Energy, Inc.	1,887	72,253
		646,628
Oil-Field Services — 0.2%
Schlumberger, Ltd.	2,156	180,026
Weatherford International, Ltd.†	1,795	40,926
		220,952

2

Pharmacy Services — 0.3%
Express Scripts, Inc.†	1,886	101,938
Medco Health Solutions, Inc.†	3,768	230,866
		332,804
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	3,396	60,686
Real Estate Operations & Development — 0.1%
Hang Lung Properties, Ltd.	15,000	69,762
Rental Auto/Equipment — 0.0%
Hertz Global Holdings, Inc.†	2,726	39,500
Retail-Apparel/Shoe — 0.2%
Limited Brands, Inc.	7,855	241,384
Retail-Building Products — 0.0%
Home Depot, Inc.	837	29,345
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	498	17,076
Retail-Discount — 0.1%
Target Corp.	1,829	109,978
Wal-Mart Stores, Inc.	614	33,113
		143,091
Retail-Drug Store — 0.1%
CVS Caremark Corp.	1,519	52,816
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	1,618	52,278
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	920	49,993
Macy’s, Inc.	1,613	40,809
		90,802
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	860	39,938
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.†	3,342	125,325
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	1,898	104,311
Software Tools — 0.1%
VMware, Inc., Class A†	1,340	119,139
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	600	30,660
United States Steel Corp.	1,440	84,125
		114,785
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	1,800	34,776
Telephone-Integrated — 0.2%
AT&T, Inc.	1,925	56,556
CenturyLink, Inc.	1,175	54,250
Verizon Communications, Inc.	1,395	49,913
		160,719
Tobacco — 0.0%
Altria Group, Inc.	1,146	28,214
Transport-Rail — 0.1%
Union Pacific Corp.	1,614	149,553
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	1,307	104,809
United Parcel Service, Inc., Class B	4,290	311,368
		416,177
Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	2,475	154,069
Web Portals/ISP — 0.8%
Google, Inc., Class A†	899	533,979
Yahoo!, Inc.†	18,470	307,156
		841,135
Wireless Equipment — 0.3%
Crown Castle International Corp.†	4,850	212,576
QUALCOMM, Inc.	1,892	93,635
		306,211
Total Common Stock (cost $13,016,624)		16,915,299
PREFERRED STOCK — 0.2%
Banks-Super Regional — 0.0%
US Bancorp FRS 7.19%	22	17,165
Wachovia Capital Trust IX 6.38%	750	18,510
		35,675
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	13	12,286
Goldman Sachs Group, Inc. 6.13%	2,000	46,300
HSBC Holdings PLC 8.00%	540	14,391
		72,977
Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(11)	1,073	27,190
Finance-Investment Banker/Broker — 0.0%
JPMorgan Chase Capital XXIX 6.70%	1,080	27,583
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS 8.38%†	400	252
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	2,400	49,440
Total Preferred Stock (cost $225,482)		213,117

3

ASSET BACKED SECURITIES — 13.2%
Diversified Financial Services — 13.2%
AH Mortgage Advance Trust, Series 2010-ADV, Class A1 3.97% due 08/06/22*	$120,000	120,300
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 10/08/16	120,000	120,325
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	380,000	387,498
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	75,000	76,619
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	80,000	82,889
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	195,000	205,404
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	315,000	337,462
Banc of America Commercial Mtg., Inc., VRS Series 2005-2, Class A4 4.78% due 07/10/43(3)	256,577	266,212
Bear Stearns Adjustable Rate Mtg. Trust, VRS Series 2005-12, Class 12A1 2.91% due 02/25/36(4)	445,292	327,325
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(3)	95,000	100,346
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-PW16, Class A4 5.72% due 06/11/40(3)	375,000	400,112
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-PW17, Class AM 5.92% due 06/11/50(4)	200,000	203,623
Capital One Auto Finance Trust, FRS Series 2006-C, Class A4 0.29% due 05/15/13	80,733	80,285
Citigroup Mtg. Loan Trust, Inc., FRS Series 2006-AR1, Class 3A1 5.50% due 03/25/36(4)	270,533	199,459
Commercial Mtg. Pass Through Certs., VRS Series 2006-C7, Class A4 5.76% due 06/10/46(3)	250,000	273,343
Countrywide Alternative Loan Trust, FRS Series 2006-OC11, Class 2A2A 0.43% due 01/25/37(4)	320,931	190,070
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(4)	235,979	215,232
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(4)	94,468	86,795
Entergy Arkansas Restoration Funding LLC, Series 2010A, Class A1 2.30% due 08/01/21	150,000	147,482
First Horizon Alternative Mtg. Securities, FRS Series 2005-AA3, Class 3A1 2.51% due 05/25/35(4)	328,631	276,929
GMAC Commercial Mtg. Securities, Inc., VRS Series 2006-C1, Class A4 5.24% due 11/10/45(3)	390,000	413,852
GS Mtg. Securities Corp. II, FRS Series 2007-EOP, Class L 1.56% due 03/06/20*(3)	170,000	144,638
GS Mtg. Securities Corp. II, VRS 2010-C2, Class A2 5.16% due 12/10/43*(2)(3)	290,000	298,874
GS Mtg. Securities Corp. II, VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(3)	600,000	644,474
GS Mtg. Securities Corp. II, VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(3)	575,000	617,629
GSR Mtg. Loan Trust, VRS Series 2006-AR1, Class 2A1 2.81% due 01/25/36(4)	176,862	137,622
GSR Mtg. Loan Trust, VRS Series 2005-AR2, Class 1A2 3.00% due 04/25/35(4)	122,892	93,779
GSR Mtg. Loan Trust, VRS Series 2006-AR2, Class 3A1 4.88% due 04/25/36(4)	31,064	23,160
GSR Mtg. Loan Trust, VRS Series 2007-AR1, Class 2A1 5.55% due 03/25/47(4)	89,708	68,058

4

Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	180,000	188,348
Impac CMB Trust, FRS Series 2005-4, Class 1A1A 0.80% due 06/25/35(4)	197,933	148,315
JPMorgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	247,369	247,665
JPMorgan Chase Commercial Mtg. Securities Corp., VRS Series 2010-C2, Class D 5.53% due 10/15/20*(3)	250,000	222,405
LB-UBS Commercial Mtg. Trust, VRS Series2008-C1, Class A2 6.16% due 04/15/41(3)	355,000	384,794
Leaf II Receivables Funding LLC, Series 2010-4, Class D 5.00% due 01/20/19*	100,000	90,410
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A2, Class A2 2.65% due 02/25/35(4)	81,052	75,989
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A1, Class 2A1 2.84% due 12/25/34(4)	172,067	166,672
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	400,000	426,213
Merrill Lynch/Countrywide Commercial Mtg. Trust, VRS Series 2007-8, Class AM 5.96% due 08/12/49(3)	250,000	247,065
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(3)	725,000	768,867
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/42(4)	225,000	238,245
Morgan Stanley Capital I, VRS Series 2007-T25, Class A3 5.51% due 11/12/49(3)	240,000	257,696
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(3)	127,108	128,951
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(3)	171,463	176,507
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(3)	156,132	137,347
MortgageIT Trust, FRS Series 2005-4, Class A1 0.54% due 10/25/35(4)	443,336	324,225
Navistar Financial Corp. Owner Trust, Series 2010-A, Class B 4.17% due 10/20/14*	205,000	213,382
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/45*(3)	215,000	219,377
Residential Asset Securities Corp., FRS Series 2006-EMX3, Class A2 0.44% due 04/25/36	89,766	68,311
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	50,000	51,085
Sequoia Mtg. Trust, VRS Series 2007-1, Class 2A1 5.24% due 02/20/47(4)	301,476	243,536
Sierra Receivables Funding Co., Series 2010-3A, Class A 3.51% due 11/20/25*	92,309	91,626
Sierra Receivables Funding Co., Series 2009-2A 4.52% due 08/20/26*	69,774	69,951
Thornburg Mtg. Securities Trust, VRS Series 2005-1, Class A3 2.51% due 04/25/45(4)	247,389	241,595
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	546,284	558,750
Wachovia Bank Commercial Mtg. Trust, VRS Series 2006-C26, Class A3 6.01% due 06/15/45(3)	150,000	162,790
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2004-BB, Class A2 2.75% due 01/25/35(4)	481,788	458,682
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2005-AR2, Class 2A2 2.81% due 03/25/35(4)	355,377	327,160
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2006-AR14, Class 2A1 5.38% due 10/25/36(4)	183,326	146,501
Total Asset Backed Securities (cost $13,180,615)		13,622,256
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(1)(2)(5)(6)(7) (cost $5,000)	5,000	5,100
U.S. CORPORATE BONDS & NOTES — 24.4%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	218,000	235,167

5

The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	65,000	76,050
		311,217
Advertising Services — 0.0%
Visant Corp. Senior Notes 10.00% due 10/01/17*	5,000	5,313
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. 7.00% due 08/01/20*	20,000	20,600
Northrop Grumman Corp. Senior Notes 5.05% due 11/15/40	21,000	19,620
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	4,000	4,160
		44,380
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	30,000	30,975
Agricultural Chemicals — 0.0%
CF Industries, Inc. Senior Notes 6.88% due 05/01/18	15,000	16,050
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/20	20,000	21,900
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	3,000	3,072
		41,022
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	205,000	220,068
Airlines — 0.5%
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	37,138	38,717
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	63,849	65,125
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	97,237	108,420
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	4,000	4,355
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/24	172,563	189,819
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	30,000	29,775
		436,211
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	120,000	128,550
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	40,000	43,000
Auto/Truck Parts & Equipment-Original — 0.1%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18*	5,000	5,300
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	2,000	2,140
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	7,000	7,612
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	35,000	37,100
		52,152
Banks-Commercial — 0.8%
Branch Banking & Trust Co. FRS Sub. Notes 0.58% due 05/23/17	7,000	6,340
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	45,000	45,113
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	3,205	3,213
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	334,000	358,146
First Horizon National Corp. Senior Notes 5.38% due 12/15/15	15,000	15,141

6

Huntington BancShares, Inc. Sub. Notes 7.00% due 12/15/20	49,000	51,592
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,435
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	269,674
Regions Bank Sub. Notes 7.50% due 05/15/18	10,000	10,300
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	12,000	11,745
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	10,000	10,146
		785,845
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.30% due 06/01/67	34,000	25,515
Banks-Money Center — 0.1%
Chase Capital III FRS Ltd. Guar. Notes 0.85% due 03/01/27	19,000	15,023
NB Capital Trust IV Ltd. Guar. Notes 8.25% due 04/15/27	90,000	91,125
		106,148
Banks-Mortgage — 0.1%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	45,000	46,687
Banks-Super Regional — 1.0%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	240,000	228,081
BAC Capital Trust XIII FRS Ltd. Guar. Notes 0.70% due 03/15/12(8)	41,000	25,474
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.10% due 06/01/56	10,000	6,214
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	50,000	54,131
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	11,000	12,031
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(8)	15,000	11,178
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	10,000	10,502
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	2,000	1,893
USB Capital IX FRS Ltd. Guar. Notes 6.19% due 04/15/11(8)	6,000	4,620
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.80% due 03/15/11(8)	32,000	27,760
Wachovia Corp. FRS Senior Notes 0.57% due 06/15/17	15,000	13,766
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	25,000	27,196
Wachovia Corp. Senior Notes 5.75% due 02/01/18	475,000	527,393
Wells Fargo & Co. FRS Senior Notes 0.49% due 10/28/15	17,000	16,400
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(8)	10,000	10,550
		977,189
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	5,000	5,300
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	40,000	42,350
		47,650
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15	175,000	180,631
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	175,000	217,761
		398,392
Broadcast Services/Program — 0.4%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	4,000	3,580
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	175,000	181,184
Liberty Media LLC Senior Notes 8.25% due 02/01/30	55,000	53,350

7

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	8,000	8,500
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	140,000	160,844
		407,458
Building Products-Cement — 0.0%
CRH America, Inc. Company Guar. Notes 5.75% due 01/15/21	6,000	5,932
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/16	40,000	40,879
Masco Corp. Bonds 6.50% due 08/15/32	25,000	21,999
		62,878
Building-Residential/Commercial — 0.0%
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 10.63% due 10/15/16	5,000	5,125
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	5,000	5,000
		10,125
Cable/Satellite TV — 1.2%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	350,000	398,264
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	132,105
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	75,000	83,765
COX Communications, Inc. Notes 7.13% due 10/01/12	10,000	10,967
COX Communications, Inc. Senior Notes 8.38% due 03/01/39*	130,000	168,468
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	115,000	124,775
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	5,000	5,650
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	135,000	146,724
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	10,000	10,338
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	10,000	11,088
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	8,000	8,500
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	10,000	10,650
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	138,000	153,980
		1,265,274
Capacitors — 0.0%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	5,000	5,500
Casino Hotels — 0.0%
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	5,000	5,625
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	5,000	4,970
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	10,000	11,500
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	5,131
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	15,000	16,238
		43,464
Casino Services — 0.0%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	3,325
Cellular Telecom — 0.5%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	130,000	143,352
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	215,000	281,338
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	35,000	36,313

8

Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	4,000	4,005
		465,008
Chemicals-Diversified — 0.4%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18*	5,000	5,163
Dow Chemical Co. Senior Notes 2.50% due 02/15/16	12,000	11,525
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	212,000	203,074
Lyondell Chemical Co. Senior Sec. Notes 8.00% due 11/01/17*	100,000	110,625
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	3,000	2,848
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	15,000	13,968
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	6,000	5,887
Rohm & Haas Co. Senior Notes 7.85% due 07/15/29	16,000	18,592
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	5,000	5,350
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	8,000	7,640
		384,672
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	10,000	10,688
Chemicals-Specialty — 0.1%
Albemarle Corp. Senior Notes 4.50% due 12/15/20	5,000	4,921
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	90,000	94,151
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	5,000	5,400
Nalco Co. Senior Notes 6.63% due 01/15/19*	25,000	25,563
		130,035
Coal — 0.1%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	10,000	10,900
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17*	10,000	10,650
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	20,000	21,600
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	5,000	5,325
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	6,000	6,105
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	85,000	90,737
		145,317
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	10,000	9,900
Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 5.50% due 09/01/20	10,000	9,879
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	11,673
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,375
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	20,000	23,095
		40,143
Computers-Memory Devices — 0.0%
Spansion LLC Company Guar. Notes 7.88% due 11/15/17*	5,000	4,950
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc. Company Guar. Notes 9.00% due 04/15/19*	5,000	5,181
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	45,000	47,250
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	25,000	26,937
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	6,000	6,450

9

Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	65,000	69,875
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	3,000	2,978
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	55,000	58,437
		211,927
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	20,000	21,800
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	5,000	5,288
Data Processing/Management — 0.0%
Fiserv, Inc. Company Guar. Notes 4.63% due 10/01/20	15,000	14,569
Distribution/Wholesale — 0.0%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	5,000	5,400
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	10,000	9,450
		14,850
Diversified Banking Institutions — 2.8%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	100,000	99,095
Bank of America Corp. Senior Notes 7.38% due 05/15/14	95,000	105,600
Bank of America Corp. FRS Jr. Sub. Bonds 8.00% due 01/30/18(8)	22,000	22,172
Citigroup, Inc. Senior Notes 4.59% due 12/15/15	60,000	62,551
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	45,000	46,551
Citigroup, Inc. Senior Notes 5.38% due 08/09/20	65,000	67,535
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	205,000	217,333
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	100,000	106,483
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	10,000	10,927
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	10,000	9,361
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	95,821
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	75,000	82,354
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	162,000	171,305
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	12,000	13,019
JPMorgan Chase & Co. FRS Sub. Notes 1.55% due 09/01/15	21,000	20,944
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	171,000	167,007
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	290,000	308,581
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	23,000	25,234
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(8)	10,000	10,630
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	225,000	224,122
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/77	5,000	3,856
Morgan Stanley Sub. Notes 4.75% due 04/01/14	180,000	184,325
Morgan Stanley Senior Notes 5.55% due 04/27/17	38,000	39,588
Morgan Stanley Senior Notes 5.63% due 09/23/19	100,000	101,968
Morgan Stanley Senior Notes 5.75% due 08/31/12	130,000	139,013
Morgan Stanley Senior Notes 5.95% due 12/28/17	15,000	15,871
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	108,477

10

Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	4,000	4,025
The Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	230,000	234,350
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	175,000	167,851
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	60,000	58,941
		2,924,890
Diversified Financial Services — 0.8%
Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/77	81,000	84,240
General Electric Capital Corp. Senior Notes 2.25% due 11/09/15	23,000	22,111
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	160,000	165,395
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	150,000	163,577
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	16,000	16,609
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	230,000	245,872
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	33,000	34,785
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	70,000	80,896
		813,485
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	6,481
E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20	13,000	13,065
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	30,000	33,750
		46,815
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	20,000	19,151
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	20,000	21,150
AES Corp. Senior Notes 8.00% due 06/01/20	75,000	79,500
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	18,000	17,227
Edison Mission Energy Senior Notes 7.00% due 05/15/17	5,000	3,963
		121,840
Electric-Integrated — 0.9%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	14,000	13,586
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	82,000	93,714
Cleco Power LLC Senior Notes 6.00% due 12/01/40	10,000	9,767
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	120,000	134,551
Constellation Energy Group, Inc. Senior Notes 5.15% due 12/01/20	4,000	3,938
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	25,000	27,520
Edison International Senior Notes 3.75% due 09/15/17	96,000	95,322
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/21	7,000	6,741
Entergy Corp. Senior Notes 3.63% due 09/15/15	155,000	153,305
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	18,000	17,150
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	10,000	10,102
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	20,000	21,350
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	5,000	5,000
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,944	9,615

11

Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)	30,000	0
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	4,000	4,531
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15	10,000	5,650
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/17	270,000	305,617
		917,459
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	180,000	197,836
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	29,000	28,492
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	5,000	5,612
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	1,000	1,133
		35,237
Electronic Components-Semiconductors — 0.0%
Broadcom Corp. Senior Notes 1.50% due 11/01/13*	9,000	8,939
Broadcom Corp. Senior Notes 2.38% due 11/01/15*	9,000	8,761
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(9)	3,000	3,135
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	3,000	3,375
National Semiconductor Corp. Senior Notes 3.95% due 04/15/15	8,000	8,148
		32,358
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	12,000	13,300
Energy-Alternate Sources — 0.0%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	10,000	10,938
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	20,000	20,900
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/15	2,000	2,516
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	12,000	12,436
Finance-Consumer Loans — 0.1%
SLM Corp. Notes 5.63% due 08/01/33	90,000	70,619
SLM Corp. Senior Notes 8.00% due 03/25/20	45,000	45,626
SLM Corp. Senior Notes 8.45% due 06/15/18	15,000	15,590
		131,835
Finance-Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	6,000	6,000
Finance-Investment Banker/Broker — 0.6%
Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	20,000	19,658
Lazard Group LLC Senior Notes 6.85% due 06/15/17	270,000	282,453
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(5)(8)(10)	8,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(5)(10)	10,000	2,312
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(5)(10)	9,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(5)(10)	11,000	1
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	115,000	121,301
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	19,000	19,576
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	200,000	180,535

12

Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	21,000	22,203
		648,041
Finance-Other Services — 0.2%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	70,000	75,378
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	80,000	81,428
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	5,000	4,925
		161,731
Firearms & Ammunition — 0.0%
FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	5,000	5,250
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	30,000	34,575
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	73,000	78,090
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	23,000	25,774
		103,864
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	10,000	11,142
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	5,000	5,031
Service Corp. International Senior Notes 8.00% due 11/15/21	10,000	10,500
		15,531
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	10,000	9,863
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	94,641
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	10,000	9,375
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	5,000	5,313
Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	5,000	5,313
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	5,000	5,062
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	40,000	0
Dynegy-Roseton/Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	9,400
NRG Energy, Inc. Company Guar. Notes 7.25% due 02/01/14	10,000	10,200
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	10,000	10,250
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	35,000	36,050
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20*	15,000	15,375
		86,337
Insurance-Life/Health — 0.3%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	10,496
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	14,000	14,777
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/39*	85,000	110,460
Protective Life Corp. Senior Notes 8.45% due 10/15/39	24,000	25,793
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	19,000	18,581
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	75,000	75,640
		255,747

13

Insurance-Multi-line — 0.4%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	12,000	11,725
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	90,000	91,600
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16	11,000	11,415
Hartford Financial Services Group, Inc. FRS Jr. Sub. Notes 8.13% due 06/15/68	55,000	58,437
MetLife, Inc. Senior Notes 6.75% due 06/01/16	10,000	11,600
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	20,000	20,499
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	190,000	220,366
		425,642
Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	10,000	10,401
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	13,000	11,517
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	20,000	19,700
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	320,000	283,719
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	120,000	160,611
		485,948
Insurance-Property/Casualty — 0.9%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	240,000	294,770
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/01/67	290,000	274,775
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	142,186
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	221,328
		933,059
Machinery-Farming — 0.1%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	41,000	44,792
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	25,000	27,000
		71,792
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	5,000	5,125
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 4.63% due 11/15/20	6,000	5,946
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	10,000	12,108
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	22,900
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(9)	5,000	5,137
		40,145
Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	5,000	5,425
Celgene Corp. Senior Notes 2.45% due 10/15/15	75,000	72,850
Life Technologies Corp. Senior Notes 4.40% due 03/01/15	92,000	95,604
Life Technologies Corp. Senior Notes 5.00% due 01/15/21	35,000	34,670
		208,549
Medical-Drugs — 0.0%
Merck & Co, Inc. Senior Notes 3.88% due 01/15/21	4,000	3,975
Schering-Plough Corp Senior Notes 6.00% due 09/15/17	15,000	17,529
		21,504

14

Medical-HMO — 0.2%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	14,000	15,762
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	125,000	141,893
		157,655
Medical-Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	7,000	7,420
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/20	25,000	26,125
HCA, Inc. Senior Notes 7.50% due 11/15/95	10,000	7,950
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	100,000	109,500
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	10,000	10,000
Tenet Healthcare Corp. Senior Notes 8.00% due 08/01/20*	5,000	5,075
Tenet Healthcare Corp. Senior Sec. Notes 8.88% due 07/01/19	75,000	84,750
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	5,000	5,325
		256,145
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 4.63% due 12/15/20	225,000	224,497
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Senior Notes 10.38% due 04/01/18*	5,000	4,675
Multimedia — 1.5%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	280,000	309,188
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	15,000	14,654
NBC Universal, Inc. Senior Notes 3.65% due 04/30/15*	155,000	158,983
NBC Universal, Inc. Senior Notes 4.38% due 04/01/21*	175,000	169,856
NBC Universal, Inc. Senior Notes 5.95% due 04/01/41*	15,000	14,999
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	10,000	10,620
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	15,000	15,750
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	225,000	269,569
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	20,000	22,511
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	270,000	339,017
Viacom, Inc. Senior Notes 6.13% due 10/05/17	210,000	236,909
		1,562,056
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	5,000	5,363
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	15,000	16,500
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	5,000	5,294
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	12,000	12,646
		34,440
Office Automation & Equipment — 0.3%
Xerox Corp. Senior Notes 5.50% due 05/15/12	225,000	237,648
Xerox Corp. Senior Notes 8.25% due 05/15/14	70,000	81,709
		319,357
Oil & Gas Drilling — 0.0%
Pride International, Inc. Senior Notes 6.88% due 08/15/20	20,000	20,750
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	80,000	78,095
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/17	6,000	6,536

15

Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/19	65,000	72,926
Apache Corp. Senior Notes 3.63% due 02/01/21	10,000	9,650
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18*	10,000	10,300
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	5,000	5,075
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	35,000	35,437
EOG Resources, Inc. Senior Notes 4.10% due 02/01/21	10,000	9,835
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	5,000	5,162
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	5,000	5,163
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	16,000	17,392
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/21*	5,000	5,125
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	10,000	10,775
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	15,000	15,787
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	55,000	56,548
Pioneer Natural Resources Co. Company Guar. Notes 7.20% due 01/15/28	1,000	1,045
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	3,000	3,294
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,250
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,806
		369,201
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/41	9,000	8,935
Oil Refining & Marketing — 0.1%
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20*	3,000	2,863
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	75,000	78,003
		80,866
Oil-Field Services — 0.0%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	25,000	27,750
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	5,000	4,975
		32,725
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18*	30,000	30,975
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	19,000	18,785
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	15,000	15,562
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	85,000	90,525
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	5,000	5,644
		161,491
Pharmacy Services — 0.1%
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	95,000	106,206
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	4,000	4,080
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	10,000	12,325
Pipelines — 0.9%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	15,000	15,300
El Paso Corp. Senior Notes 6.88% due 06/15/14	5,000	5,312

16

El Paso Corp. Senior Notes 7.00% due 06/15/17	120,000	126,638
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	10,000	11,762
El Paso Pipeline Partners Operating Co., LLC Company Guar. Notes 4.10% due 11/15/15	6,000	5,925
El Paso Pipeline Partners Operating Co., LLC Company Guar. Notes 6.50% due 04/01/20	23,000	24,131
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	41,000	42,230
Energy Transfer Partners LP Senior Notes 7.50% due 07/01/38	60,000	69,788
Kinder Morgan Finance Co., LLC Senior Sec. Notes 6.00% due 01/15/18*	25,000	24,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	5,000	5,413
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	225,000	242,845
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	20,000	21,875
Plains All American Pipeline LP Company Guar. Notes 6.50% due 05/01/18	11,000	12,317
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16	10,000	10,975
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	262,000	253,256
The Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	1,000	1,180
Williams Partners LP Senior Notes 4.13% due 11/15/20	105,000	99,455
		973,152
Printing-Commercial — 0.1%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	40,000	41,700
Valassis Communications, Inc. Company Guar. Notes 8.25% due 03/01/15	5,000	5,231
		46,931
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 6.75% due 01/31/14	20,000	20,325
Publishing-Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	5,000	5,163
Radio — 0.0%
Citadel Broadcasting Corp. Company Guar. Notes 7.75% due 12/15/18*	11,000	11,385
Real Estate Investment Trusts — 1.3%
Boston Properties LP Senior Notes 4.13% due 05/15/21	75,000	71,102
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	6,000	5,985
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	77,662
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	125,000	136,634
Duke Realty LP Senior Notes 6.75% due 03/15/20	65,000	70,518
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	50,000	53,500
Federal Realty Investors Trust Senior Notes 5.90% due 04/01/20	5,000	5,303
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	40,000	40,600
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	55,000	56,169
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	205,000	218,888
Realty Income Corp. Senior Notes 6.75% due 08/15/19	235,000	265,573
Simon Property Group LP Senior Notes 6.13% due 05/30/18	65,000	73,056
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	225,000	239,814
		1,314,804

17

Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/16	10,000	8,951
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	9,000	8,583
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	135,977
		153,511
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)	10,000	45
Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc. Senior Notes 9.50% due 12/01/14	8,000	8,400
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	35,000	37,187
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	20,000	21,100
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	35,000	37,188
		95,475
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	150,000	141,250
Retail-Discount — 0.1%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	15,000	17,119
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	85,000	85,539
		102,658
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	116,000	127,566
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	140,689	152,943
CVS Pass-Through Trust Company Guar. Notes 5.77% due 01/31/33*	10,000	9,917
		290,426
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	35,000	36,837
Retail-Propane Distribution — 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21*	20,000	19,500
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	5,000	5,212
		24,712
Retail-Regional Department Stores — 0.2%
Federated Ratail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	125,000	133,437
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	10,000	9,825
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	5,000	4,963
		148,225
Retail-Toy Stores — 0.0%
Toys R Us Property Co II LLC Senior Sec. Notes 8.50% due 12/01/17	8,000	8,600
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	10,000	9,700
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14	10,000	9,600
Special Purpose Entities — 0.6%
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39	70,000	74,900
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	230,000	222,243
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	20,000	19,057
Goldman Sachs Capital III FRS Company Guar. Notes 1.07% due 09/01/12(8)	14,000	10,115
Teco Finance, Inc. Company Guar. Notes 5.15% due 03/15/20	230,000	238,456
		564,771

18

Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	5,000	5,238
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	5,000	5,262
		10,500
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20*	5,000	5,175
Telecom Services — 0.5%
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	5,000	5,338
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	16,800
Qwest Corp. Senior Notes 8.88% due 03/15/12	21,000	22,706
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	20,000	21,850
SBA Tower Trust Sec. Notes 4.25% due 04/15/40*	245,000	253,528
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	190,000	235,706
		555,928
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 6.15% due 12/15/40	20,000	20,469
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 6.30% due 01/15/38	140,000	147,693
AT&T, Inc. Senior Notes 6.40% due 05/15/38	70,000	74,410
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	89,000	91,447
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	21,000	23,048
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	45,000	46,575
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	41,000	44,075
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	7,000	6,125
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	50,000	49,375
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	7,000	7,070
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	10,000	10,562
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	45,000	47,306
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	45,000	47,250
		594,936
Television — 0.3%
CBS Corp. Company Guar. Notes 5.90% due 10/15/40	10,000	9,633
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	225,000	262,460
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	35,000	44,033
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(9)	4,462	4,819
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(1)(2)	5,000	0
		320,945
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	35,000	45,676
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	170,000	224,269
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	130,000	134,268
		404,213
Tools-Hand Held — 0.0%
Snap-On, Inc. Senior Notes 4.25% due 01/15/18	5,000	5,020

19

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.50% due 07/15/16	10,000	9,905
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 07/02/20	2,118	2,018
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	27,149	23,348
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	11,254	10,944
		36,310
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc. Senior Sec. Notes 8.88% due 11/01/17	20,000	21,650
Transport-Rail — 0.0%
CSX Corp. Senior Notes 3.70% due 10/30/20	18,000	17,003
Transport-Services — 0.0%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	10,000	10,550
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	8,000	7,976
		18,526
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	44,000	45,980
Wireless Equipment — 0.0%
American Tower Corp. Senior Notes 4.50% due 01/15/18	17,000	16,852
Motorola, Inc. Senior Notes 6.50% due 09/01/25	22,000	22,625
		39,477
Total U.S. CORPORATE BONDS & NOTES (cost $23,994,536)		25,369,161
FOREIGN CORPORATE BONDS & NOTES — 5.0%
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 6.13% due 01/15/41	60,000	63,546
Banks-Commercial — 0.7%
Barclays Bank PLC Sub. Notes 5.14% due 10/14/20	150,000	134,962
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(8)	16,000	14,240
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	110,000	112,838
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(8)	9,000	8,505
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	10,000	10,483
Groupe BPCE FRS Jr. Sub. Notes 3.80% due 03/30/11(8)	23,000	14,905
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(8)	8,000	8,508
Overseas-Chinese Banking Corp., Ltd. Sub. Notes 7.75% due 09/06/11*	230,000	239,314
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	10,000	9,676
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/15	155,000	152,370
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 03/31/11(8)	40,000	24,000
		729,801
Banks-Money Center — 0.8%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	345,000	377,350
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	355,000	395,862
		773,212
Brewery — 0.3%
Cia de Bebidas das Americas Senior Notes 8.75% due 09/15/13	250,000	288,125
Broadcast Services/Program — 0.2%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	155,000	167,856
Chemicals-Diversified — 0.0%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	5,000	5,427
Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	15,000	15,075
Seagate Technology International Sec. Notes 10.00% due 05/01/14*	30,000	35,175
		50,250
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(1)(2)	20,000	0
Diversified Banking Institutions — 0.2%
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	170,000	183,824

20

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	40,000	43,100
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	12,000	14,009
Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	75,000	79,500
Electric-Integrated — 0.2%
EDF SA Senior Notes 6.50% due 01/26/19*	160,000	186,682
Gold Mining — 0.0%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	20,000	19,133
Insurance-Multi-line — 0.0%
Aegon NV FRS Jr. Sub. Notes 2.63% due 07/15/14(8)	18,000	11,036
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(8)	6,000	5,250
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	14,425
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	9,000	9,061
		39,772
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	11,000	11,726
Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/32	110,000	116,881
Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	14,000	14,996
		131,877
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	115,000	118,848
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	11,000	10,228
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	10,000	7,063
		17,291
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	265,000	264,818
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	20,000	20,630
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	30,000	36,347
Total Capital SA Company Guar. Notes 2.30% due 03/15/16	18,000	17,584
		339,379
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	135,000	145,306
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	13,000	12,837
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(11)	23,000	23,690
Special Purpose Entities — 0.1%
ConocoPhillips Canada Funding Co. I Company Guar. Notes 5.63% due 10/15/16	15,000	17,049
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20	100,000	91,000
		108,049
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 3.75% due 08/05/15	150,000	151,249
ArcelorMittal Senior Notes 6.13% due 06/01/18	40,000	42,619
		193,868
SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	9,000	10,132
Telecom Services — 0.0%
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/18*	10,000	10,175
Telephone-Integrated — 1.1%
British Telecom PLC Senior Notes 5.15% due 01/15/13	200,000	212,931

21

Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30		120,000	161,274
France Telecom SA Senior Notes 8.50% due 03/01/31		175,000	237,900
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15		28,000	28,668
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		250,000	256,566
Telefonica Emisiones SAU FRS Company Guar. Notes 0.62% due 02/04/13		10,000	9,823
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13		185,000	185,149
Telefonica Emisiones SAU Company Guar. Notes 5.13% due 04/27/20		4,000	3,851
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15		10,000	10,833
			1,106,995
Television — 0.1%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18		50,000	55,750
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*		110,000	144,757
Transport-Services — 0.0%
Asciano Finance, Ltd. Company Guar. Notes 3.13% due 09/23/15*		16,000	15,382
Total Foreign Corporate Bonds & Notes (cost $4,817,871)			5,090,299
FOREIGN GOVERNMENT AGENCIES — 1.6%
Sovereign — 1.6%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,640,000	970,207
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41		12,000	11,910
Republic of Argentina Senior Bonds 8.28% due 12/31/33(12)		26,019	24,133
Republic of Indonesia Senior Bonds 6.63% due 02/17/37		100,000	109,254
Republic of Turkey Senior Bonds 11.88% due 01/15/30	30,000		51,525
Republic of Venezuela Senior Bonds 9.25% due 09/15/27		70,000	52,150
Russian Federation Senior Bonds 3.63% due 04/29/15*		300,000	300,390
Russian Federation Senior Bonds 7.50% due 03/31/30(13)		44,750	51,754
United Mexican States Notes 5.95% due 03/19/19		50,000	55,750
Total Foreign Government Agencies (cost $1,564,260)			1,627,073
LOANS(14)(15) — 0.2%
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. FRS BTL-B 3.02% due 12/16/13		116,591	116,283
Ford Motor Co. BTL-B 3.04% due 12/16/13		46,841	46,717
Total Loans (cost $163,432)			163,000
MUNICIPAL BONDS & NOTES — 0.4%
Municipal Bonds — 0.4%
California State General Obligation Bonds 6.20% due 10/01/19		100,000	101,301
California State General Obligation Bonds 7.55% due 04/01/39		185,000	191,871
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40		130,000	142,688
Texas State Transportation Commission Revenue Bonds Series B 5.18% due 04/01/30		5,000	4,953
Total Municipal Bonds & Notes (cost $430,344)			440,813
U.S. GOVERNMENT AGENCIES — 35.3%
Federal Home Loan Mtg. Corp. — 1.6%
4.00% due 05/01/40		564,082	560,917
4.50% due 01/01/39		23,891	24,504
5.00% due 12/01/20		17,403	18,537
5.00% due 07/01/21		72,979	77,460
5.00% due 05/01/34		60,188	63,840
5.00% due 07/01/35		17,353	18,286
5.00% due 08/01/35		73,152	77,087
5.00% due 11/01/35		30,011	31,626
5.00% due 03/01/38		45,780	48,057
5.50% due 07/01/34		44,171	47,389

22

5.50% due 07/01/35	53,683	57,544
5.50% due 04/01/37	46,726	49,853
5.50% due 05/01/37	37,348	39,917
5.50% due 08/01/37	106,222	114,027
5.50% due 07/01/38	33,297	35,525
6.00% due 09/01/26	113,220	122,694
6.00% due 08/01/36	22,366	24,377
6.50% due 05/01/16	1,365	1,488
6.50% due 05/01/29	12,410	13,954
6.50% due 11/01/34	16,122	18,052
6.50% due 03/01/36	29,525	32,839
6.50% due 05/01/36	589	655
6.50% due 11/01/37	21,144	23,464
7.00% due 04/01/32	9,572	10,913
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(4)	46,353	47,101
Series 2586, Class NK
3.50% due 08/15/16(4)	12,300	12,439
Series 1577, Class PK
6.50% due 09/15/23(4)	93,314	99,108
Series 1226, Class Z
7.75% due 03/15/22(4)	3,130	3,423
		1,675,076
Federal National Mtg. Assoc. — 22.4%
2.13% due 01/25/13	18,000	18,015
3.50% due January TBA	5,500,000	5,252,500
4.00% due January TBA	5,500,000	5,470,784
4.50% due 01/01/39	30,207	31,035
4.50% due 06/01/39	626,028	645,141
4.56% due 01/01/15	756,329	806,088
4.85% due 11/01/15	785,614	837,191
5.00% due 03/15/16	11,000	12,427
5.00% due 03/01/18	34,227	36,649
5.00% due 06/01/19	11,183	11,960
5.50% due 06/01/20	225,539	243,195
5.50% due 07/01/20	137,264	148,009
5.50% due 03/01/21	180,568	194,703
5.50% due 04/01/21	251,655	270,882
5.50% due 06/01/21	250,527	269,669
5.50% due 10/01/21	197,468	214,408
5.50% due 12/01/21	323,577	348,553
5.50% due 06/01/22	182,471	196,318
5.50% due 05/01/34	12,465	13,435
5.50% due 06/01/34	33,929	36,519
5.50% due 12/01/35	89,001	95,711
5.50% due 06/01/36	1,560,129	1,679,710
5.50% due 12/01/36	2,643	2,834
5.50% due 07/01/38	15,983	17,111
5.92% due 10/01/11	291,091	294,377
6.00% due 06/01/17	14,771	16,112
6.00% due 06/01/26	114,428	124,923
6.00% due 03/01/27	146,618	159,453
6.00% due 12/01/33	12,516	13,787
6.00% due 05/01/34	44,216	48,501
6.00% due 08/01/34	5,023	5,510
6.00% due 07/01/38	115,032	125,138
6.00% due January TBA	4,200,000	4,564,875
6.06% due 09/01/11	252,580	258,541
6.11% due 05/01/11	183,815	183,710
6.50% due 08/01/16	11,270	12,297
6.50% due 09/01/32	28,357	31,885
6.50% due 04/01/34	6,664	7,472
6.50% due 11/01/35	37,584	41,932
6.50% due 02/01/36	136,452	153,429
6.50% due 07/01/36	17,712	19,750
6.50% due 10/01/37	23,351	25,972
6.52% due 02/01/11	16,324	16,315
7.00% due 06/01/37	159,423	180,536
		23,137,362
Government National Mtg. Assoc. — 11.3%
4.00% due January TBA	5,500,000	5,536,954
4.50% due January TBA	1,700,000	1,764,812
5.00% due 01/15/40	278,930	299,704
5.00% due January TBA	2,900,000	3,083,062
5.50% due 04/15/36	213,184	233,801
6.00% due 02/15/33	76,692	85,276
6.50% due 07/15/28	447,163	507,679
6.50% due 08/15/28	22,607	25,666
6.50% due 09/15/28	45,635	51,811
6.50% due 11/15/28	45,797	51,995
7.00% due 11/15/31	12,767	14,476
7.00% due 01/15/33	20,262	23,217
7.00% due 05/15/33	28,860	32,976
7.50% due 01/15/32	11,340	13,123
8.00% due 02/15/30	2,576	3,042
8.50% due 11/15/17	2,015	2,267
9.00% due 11/15/21	685	805
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(4)	9,307	10,701
Series 2005-74, Class HA
7.50% due 09/16/35(4)	1,209	1,385
Series 2005-74, Class HC
7.50% due 09/16/35(4)	5,477	6,273
		11,749,025
Total U.S. Government Agencies (cost $35,889,155)		36,561,463
U.S. GOVERNMENT TREASURIES — 12.6%
United States Treasury Bonds — 3.3%
United States Treasury Bonds
2.13% due 02/15/40 TIPS(16)	24,285	25,704
3.88% due 08/15/40	18,000	16,580
4.25% due 05/15/39	46,000	45,317
4.38% due 02/15/38	1,320,000	1,334,025
4.38% due 11/15/39	615,000	618,267
4.38% due 05/15/40	142,000	142,687
4.50% due 05/15/38	13,000	13,394
4.50% due 08/15/39	35,000	35,941
4.63% due 02/15/40	11,000	11,522
5.25% due 11/15/28	32,000	36,675
6.25% due 08/15/23	450,000	565,594
6.63% due 02/15/27(17)	450,000	591,890

23

8.13% due 08/15/19	8,000	11,146
		3,448,742
United States Treasury Notes — 9.3%
United States Treasury Notes
0.75% due 12/15/13	300,000	297,867
1.13% due 12/15/12	4,125,000	4,167,376
1.25% due 09/30/15	11,000	10,673
1.38% due 11/30/15	11,000	10,690
1.88% due 06/30/15	2,625,000	2,635,458
2.13% due 11/30/14	14,000	14,341
2.38% due 02/28/15	3,000	3,092
2.63% due 11/15/20	14,000	13,206
3.13% due 05/15/19	3,000	3,032
3.50% due 05/15/20	66,000	67,609
3.63% due 08/15/19	6,000	6,268
3.63% due 02/15/20	1,300,000	1,349,156
3.75% due 11/15/18	15,000	15,955
4.75% due 08/15/17	850,000	963,886
		9,558,609
Total U.S. Government Treasuries (cost $13,183,963)		13,007,351
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14(1)(2)	32	0
Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16(1)(2)	2	100
Total Warrants (cost $33)		100
Total Long-Term Investment Securities (cost $106,471,315)		113,015,032

SHORT-TERM INVESTMENT SECURITIES — 6.8%
U.S. Government Agencies — 6.8%
Federal Home Loan Bank Disc. Notes
0.18% due 01/12/11	2,310,000	2,309,876
0.19% due 01/19/11	1,801,000	1,800,833
0.19% due 01/21/11	1,045,000	1,044,893
Federal National Mtg. Assoc. Disc. Notes
0.18% due 01/12/11	515,000	514,972
0.18% due 01/18/11	644,000	643,944
0.18% due 01/19/11	685,000	684,938
Total Short-Term Investment Securities (cost $6,999,456)		6,999,456
REPURCHASE AGREEMENTS — 7.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/10, to be repurchased 01/03/11 in the amount of $231,000 and collateralized by $240,000 of Federal Home Loan Mgt. Corp. Disc. Notes, bearing interest at 0.21%, due 06/20/11 and having an approximate value of $239,760	231,000	231,000
Bank of America Joint Repurchase Agreement(18)	3,775,000	3,775,000
UBS Securities LLC Joint Repurchase Agreement(18)	4,210,000	4,210,000
Total Repurchase Agreements (cost $8,216,000)		8,216,000
TOTAL INVESTMENTS (cost $121,686,771)(20)	123.9%	128,230,488
Liabilities in excess of other assets	(23.9)	(24,702,663)
NET ASSETS	100.0%	$103,527,825

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2010, the aggregate value of these securities was $7,966,633 representing 7.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At December 31, 2010, the aggregate value of these securities was $5,245 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Bond is in default and did not pay principal at maturity.
(7)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2010, the Multi-Managed Income Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Notes
7.50% due 08/15/09	08/11/2005	$5,000	$5,000	$5,100	$102.00	0.00%

(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	Income may be received in cash or additional shares at the discretion of the issuer.
(10)	Bond in default
(11)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(12)	A portion of the interest was paid in additional bonds/loans.
(13)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2010.
(14)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(15)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)	Principal amount of security is adjusted for inflation.
(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

24

(18)	See Note 1 for details of Joint Repurchase Agreements.
(19)	Denominated in United States dollars unless otherwise indicated.
(20)	See Note 4 for cost of investments on a tax basis.
ADR	—	American Depository Receipt
BTL	—	Bank Term Loans
REMIC	—	Real Estate Mortgage Investment Conduit
TBA	—	Securities purchaed on forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	—	Treasury Inflation Protected Securities
FRS	—	Floating Rate Security
VRS	—	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2010.

The dates shown on debt obligations are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2010	Unrealized Appreciation (Depreciation)
14	Short	Euro-Bund	March 2011	$2,344,052	$2,344,324	$(272)
9	Short	Euro Buxl 30YR Bonds	March 2011	1,308,155	1,297,681	10,474
13	Long	Long Gilt	March 2011	2,433,069	2,421,858	(11,211)
17	Short	U.S. Treasury 2YR Notes	March 2011	3,716,040	3,721,406	(5,366)
16	Long	U.S. Treasury 5YR Notes	March 2011	1,879,461	1,883,500	4,039
55	Short	U.S. Treasury 10YR Notes	March 2011	6,749,781	6,624,063	125,718
4	Short	U.S. Long Bonds	March 2011	482,398	488,500	(6,102)
3	Long	U.S. Ultra Bonds	March 2011	370,782	381,281	10,499
						$127,779

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	AUD	135,000	USD	132,462	3/16/2011	$—	$(4,411)
	EUR	89,000	USD	117,836	3/16/2011	—	(1,066)
	GBP	459,000	USD	723,900	3/16/2011	8,666	—
	USD	745,876	JPY	62,400,000	3/16/2011	23,255	—
						31,921	(5,477)
Barclays Bank Plc	AUD	180,000	USD	180,810	3/16/2011	—	(1,687)
	EUR	110,000	USD	146,488	3/16/2011	—	(470)
	GBP	15,000	USD	23,161	3/16/2011	—	(213)
	JPY	46,800,000	USD	559,448	3/16/2011	—	(17,401)
	MXN	60,000	USD	4,834	3/16/2011	2	—
						2	(19,771)
Bnp Paribas SA	JPY	31,200,000	USD	375,138	3/16/2011	—	(9,428)

Citibank N.A.	BRL	1,542,000	USD	891,433	3/16/2011	—	(23,331)
	EUR	70,000	USD	93,895	3/16/2011	376	—
						376	(23,331)
Deutsche Bank AG	AUD	835,000	USD	811,537	3/16/2011	—	(35,048)
	USD	181,291	NOK	1,095,000	3/16/2011	5,698	—
						5,698	(35,048)
Goldman Sachs International	EUR	89,000	USD	117,616	3/16/2011	—	(1,286)
	GBP	131,000	USD	205,818	3/16/2011	1,688	—
	JPY	31,200,000	USD	372,818	3/16/2011	—	(11,748)
						1,688	(13,034)
Hsbc Bank Usa, N.A.	EUR	95,000	USD	125,628	3/16/2011	—	(1,290)

Jpmorgan Chase Bank, N.A.	NOK	2,190,000	USD	361,323	3/16/2011	—	(12,657)
	USD	182,759	NOK	1,095,000	3/16/2011	4,231	—
	USD	357,772	SEK	2,485,000	3/16/2011	10,758	—
						14,989	(12,657)
Morgan Stanley & Co., Inc..	EUR	71,000	USD	93,910	3/16/2011	—	(944)

Royal Bank of Canada	MXN	12,440,000	USD	1,001,772	3/16/2011	—	(111)

UBS AG	EUR	70,000	USD	93,103	3/16/2011	—	(415)
	SEK	2,485,000	USD	361,957	3/16/2011	—	(6,572)
						—	(6,987)
Westpac Banking Corp.	EUR	261,000	USD	345,733	3/16/2011	—	(2,958)

Net Unrealized Appreciation/(Depreciation)						$54,673	$(131,036)

AUD — Australian Dollar

BRL —  Brazilian Real

EUR — Euro Dollar

GBP — Pound Sterling

JPY— Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$16,915,299	$—	$—	$16,915,299
Preferred Stocks	213,117	—	—	213,117
Asset Backed Securities	—	13,323,382	298,874	13,622,256
Convertible Bonds & Notes	—	—	5,100	5,100
U.S. Corporate Bonds & Notes	—	24,911,755	457,406	25,369,161
Foreign Corporate Bonds & Notes	—	5,090,299	0	5,090,299
Foreign Government Agencies	—	1,627,073	—	1,627,073
Loans	—	163,000	—	163,000
Municipal Bonds & Notes	—	440,813	—	440,813
U.S. Government Agencies	—	36,561,463	—	36,561,463
U.S. Government Treasuries	—	13,007,351	—	13,007,351
Warrants	—	—	100	100
Short-Term Investment Securities:
U.S. Government Agencies	—	6,999,456	—	6,999,456
Repurchase Agreements	—	8,216,000	—	8,216,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	150,730	—	—	150,730
Open Forward Foreign Currency Contracts - Appreciation	—	54,673	—	54,673
Total Assets	17,279,146	110,395,265	761,480	128,435,891
LIABILITIES:
Other Financial Instruments+
Open Futures Contracts - Depreciation	(22,951)	—	—	(22,951)
Open Forward Foreign Currency Contracts - Depreciation	—	(131,036)	—	(131,036)
Total Liabilities	(22,951)	(131,036)	—	(153,987)
Total	$17,256,195	$110,264,229	$761,480	$128,281,904

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2010	$574,980	$3,500	$103,186	$0	$—
Accrued discounts/premiums	3	—	1	—	—
Realized gain(loss)	—	—	(3,515)	—	—
Change in unrealized appreciation(depreciation)(1)	23,909	1,600	5,825	—	67
Net purchases(sales)	292,884	—	(30,471)	—	33
Transfers in and/or out of Level 3 (2)	(592,902)	—	382,380	—	—
Balance as of 12/31/2010	$298,874	$5,100	$457,406	$0	$100

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at December 31, 2010 includes:

Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$5,990	$1,600	$(4,068)	$—	$67

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

25

SEASONS SERIES TRUST
ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
Portfolio of Investments — December 31, 2010
(Unaudited)

Security Description	Shares/ Principal Amount(13)	Value (Note 1)
COMMON STOCK — 63.7%
Advanced Materials — 0.0%
Neo Material Technologies, Inc.†	1,100	$8,673
STR Holdings, Inc.†	485	9,700
		18,373
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.†	28,100	298,422
Omnicom Group, Inc.	10,800	494,640
		793,062
Advertising Services — 0.0%
Vertis Holdings, Inc.†(2)(14)	1,532	2
Aerospace/Defense — 0.5%
Lockheed Martin Corp.	6,990	488,671
MTU Aero Engines Holding AG	329	22,250
National Presto Industries, Inc.	220	28,602
Raytheon Co.	10,800	500,472
		1,039,995
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	1,479	116,427
Agricultural Chemicals — 0.2%
Agrium, Inc.	540	49,693
Silvinit OJSC	109	98,100
Syngenta AG	427	124,903
Uralkali	3,517	23,916
Yara International ASA	1,950	112,788
		409,400
Agricultural Operations — 0.1%
Andersons, Inc.	2,755	100,144
China Green Holdings, Ltd.	36,000	35,200
		135,344
Airlines — 0.6%
Aeroflot - Russian Airlines OJSC	34,900	90,740
Alaska Air Group, Inc.†	1,013	57,427
Copa Holdings SA, Class A	1,045	61,488
Deutsche Lufthansa AG†	2,116	46,245
easyJet PLC†	7,417	50,881
Qantas Airways, Ltd.†	153,095	397,727
Singapore Airlines, Ltd.	4,000	47,688
Turk Hava Yollari†	26,191	91,601
United Continental Holdings, Inc.†	16,641	396,389
		1,240,186
Airport Development/Maintenance — 0.0%
TAV Havalimanlari Holding AS†	17,860	86,524
Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	2,012	30,421
China Everbright International, Ltd.	56,000	29,395
Darling International, Inc.†	1,064	14,130
Rentech, Inc.†	6,455	7,875
		81,821
Apparel Manufacturers — 0.6%
Burberry Group PLC	17,247	302,241
Christian Dior SA	595	84,996
Coach, Inc.	10,387	574,505
Maidenform Brands, Inc.†	1,678	39,886
VF Corp.	4,000	344,720
		1,346,348
Appliances — 0.2%
Electrolux AB, Class B	6,656	189,022
Whirlpool Corp.	3,700	328,671
		517,693
Applications Software — 0.9%
Check Point Software Technologies, Ltd.†	1,484	68,650
Citrix Systems, Inc.†	1,784	122,044
Intuit, Inc.†	2,361	116,397
Microsoft Corp.	42,798	1,194,920
NetSuite, Inc.†	2,152	53,800
Progress Software Corp.†	1,044	44,182
Quest Software, Inc.†	5,349	148,381
Salesforce.com, Inc.†	829	109,428
		1,857,802
Auction House/Art Dealers — 0.0%
Sotheby’s	527	23,715
Auto-Cars/Light Trucks — 0.6%
Bayerische Motoren Werke AG	587	46,162
Byd Co., Ltd., Class H	4,500	23,708
Fiat SpA	4,585	94,539
Ghabbour Auto	2,356	17,630
Kia Motors Corp.†	4,996	222,749
Nissan Motor Co., Ltd.	16,400	156,142
Peugeot SA†	11,001	417,645
Suzuki Motor Corp.	10,100	248,799
Tesla Motors, Inc.†	327	8,708
		1,236,082
Auto-Heavy Duty Trucks — 0.1%
Oshkosh Corp.†	855	30,130
Sinotruk Hong Kong, Ltd.	102,000	104,194
		134,324
Auto/Truck Parts & Equipment-Original — 0.5%
Aisin Seiki Co., Ltd.	15,800	559,101
ArvinMeritor, Inc.†	4,959	101,759
Fuel Systems Solutions, Inc.†	284	8,344
Hyundai Mobis†	356	89,243
Koito Manufacturing Co., Ltd.	2,000	31,285
NGK Spark Plug Co., Ltd.	6,000	92,080
Tenneco, Inc.†	461	18,975
Valeo SA†	3,380	191,801
Visteon Corp.†*(1)(14)	597	39,402
Westport Innovations, Inc.†	552	10,187
		1,142,177
Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Technologies†	1,398	13,155
Weichai Power Co., Ltd.	2,000	12,364
		25,519
Banks-Commercial — 2.3%
Anglo Irish Bank Corp., Ltd.†(2)	72,610	0
Australia and New Zealand Banking Group, Ltd.	24,211	578,217
Banca Monte dei Paschi di Siena SpA†	93,507	106,335
Banco Latinoamericano de Comercio Exterior SA, Class E	4,342	80,153
Banco Popolare SC	32,750	148,359
Banco Santander SA	4,854	51,424
Bank of the Ozarks, Inc.	1,464	63,464

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT†	900,000	144,839
China Construction Bank Corp.	70,000	63,040
Chuo Mitsui Trust Holdings, Inc.	56,000	232,442
Community Bank System, Inc.	1,173	32,574
Danske Bank A/S†	16,652	426,894
Financial Institutions, Inc.	1,650	31,301
First Financial Bancorp	1,851	34,207
Grupo Financiero Banorte SAB de CV	19,661	93,450
Industrial & Commercial Bank of China	506,000	375,620
Industrial Bank Of Korea†	3,530	58,320
International Bancshares Corp.	2,178	43,625
Intesa Sanpaolo SpA	157,794	428,046
Intesa Sanpaolo SpA RSP	44,754	106,632
Kasikornbank PCL	21,600	89,925
Lloyds Banking Group PLC†	492,203	504,177
Mediobanca SpA	19,899	177,096
Merchants Bancshares, Inc.	753	20,753
Metro Bancorp, Inc.†	243	2,676
Mizuho Financial Group, Inc.	39,500	74,437
National Australia Bank, Ltd.	999	24,216
National Bank of Canada	1,041	71,738
National Bank of Greece SA†	1,118	9,039
Orrstown Financial Services, Inc.	680	18,639
Park National Corp.	240	17,441
Popular, Inc.†	6,229	19,559
Republic Bancorp, Inc., Class A	588	13,965
Sberbank of Russia	133,361	454,361
Southside Bancshares, Inc.	1,414	29,793
Suffolk Bancorp	724	17,868
Sumitomo Mitsui Financial Group, Inc.	1,900	67,678
Virginia Commerce Bancorp, Inc.†	3,983	24,615
Westpac Banking Corp.	11,844	269,053
Wilshire Bancorp, Inc.	2,359	17,976
		5,023,947
Banks-Super Regional — 0.7%
Fifth Third Bancorp	16,300	239,284
Huntington Bancshares, Inc.	26,500	182,055
PNC Financial Services Group, Inc.	9,800	595,056
Wells Fargo & Co.	14,256	441,793
		1,458,188
Batteries/Battery Systems — 0.1%
A123 Systems, Inc.†	1,252	11,944
Advanced Battery Technologies, Inc.†	1,856	7,146
China BAK Battery, Inc.†	2,346	4,528
Ener1, Inc.†	2,213	8,387
Energizer Holdings, Inc.†	303	22,089
EnerSys†	2,320	74,518
GS Yuasa Corp.	1,000	6,922
Saft Groupe SA	169	6,222
Simplo Technology Co., Ltd.	2,200	15,996
Ultralife Corp.†	643	4,250
Valence Technology, Inc.†	6,000	10,080
		172,082
Beverages-Non-alcoholic — 0.7%
Akasha Wira International Tbk PT†	19,500	3,506
Britvic PLC	3,967	29,273
Coca-Cola Co.	7,200	473,544
Coca-Cola Hellenic Bottling Co. SA	5,359	138,642
Dr Pepper Snapple Group, Inc.	13,300	467,628
Heckmann Corp.†	5,011	25,205
PepsiCo, Inc.	5,000	326,650
		1,464,448
Beverages-Wine/Spirits — 0.1%
Synergy Co.†	5,591	279,550
Brewery — 0.1%
Anheuser-Busch InBev NV	2,030	116,103
Carlsberg A/S	199	19,925
Heineken Holding NV	2,680	116,481
		252,509
Broadcast Services/Program — 0.0%
DG FastChannel, Inc.†	529	15,278
Building & Construction Products-Misc. — 0.3%
Broadwind Energy, Inc.†	4,410	10,187
China National Building Material Co., Ltd.	48,000	109,922
Compagnie de St. Gobain	689	35,447
Corp GEO SAB de CV, Series B†	35,200	129,114
Fletcher Building, Ltd.	24,896	148,596
Geberit AG	175	40,465
Gibraltar Industries, Inc.†	5,224	70,890
Nortek, Inc.†	447	16,092
		560,713
Building & Construction-Misc. — 0.1%
Carillion PLC	12,438	74,543
Hochtief AG	309	26,237
Insituform Technologies, Inc., Class A†	1,121	29,717
Layne Christensen Co.†	574	19,757
Orascom Construction Industries	1,141	56,433
		206,687
Building Products-Cement — 0.1%
BBMG Corp.	87,000	118,421
HeidelbergCement AG	653	40,925
Siam Cement PCL	7,200	81,446
		240,792
Building Products-Wood — 0.0%
Travis Perkins PLC	2,541	41,914
Building-Heavy Construction — 0.0%
Hyundai Engineering & Construction Co. Ltd.†	223	14,206
Vinci SA	798	43,380
		57,586
Building-Residential/Commercial — 0.0%
Persimmon PLC	7,292	47,386
Standard Pacific Corp.†	4,466	20,543
		67,929
Cable/Satellite TV — 0.3%
DIRECTV, Class A†	14,081	562,254
Kabel Deutschland Holding AG†	2,186	101,875

Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	4,946	22,406
		686,535
Casino Hotels — 0.0%
Trump Entertainment Resorts, Inc.†(2)	12	192
Casino Services — 0.0%
Bally Technologies, Inc.†	838	35,355
Cellular Telecom — 0.5%
China Mobile, Ltd.	17,600	174,918
Mobile Telesystems OJSC ADR	10,366	216,338
NII Holdings, Inc.†	12,924	577,186
Vodafone Group PLC	32,725	84,594
		1,053,036
Chemicals-Diversified — 0.7%
BASF SE	538	42,920
FMC Corp.	105	8,389
Fufeng Group, Ltd.	18,000	15,979
Innophos Holdings, Inc.	1,328	47,914
Koninklijke DSM NV	2,942	167,497
Lanxess AG	1,054	83,240
Nitto Denko Corp.	12,300	579,474
OCI Co., Ltd.†	242	70,367
PPG Industries, Inc.	5,600	470,792
Rockwood Holdings, Inc.†	235	9,193
Sociedad Quimica y Minera de Chile SA ADR	161	9,406
		1,505,171
Chemicals-Specialty — 0.8%
Albemarle Corp.	5,594	312,033
Brenntag AG†	195	19,882
Cytec Industries, Inc.	3,700	196,322
Ferro Corp.†	5,728	83,858
Hawkins, Inc.	334	14,830
International Flavors & Fragrances, Inc.	4,500	250,155
Lubrizol Corp.	3,000	320,640
Minerals Technologies, Inc.	1,282	83,856
NewMarket Corp.	237	29,239
OM Group, Inc.†	2,552	98,277
Quaker Chemical Corp.	547	22,793
Sigma-Aldrich Corp.	176	11,715
Stepan Co.	387	29,516
WR Grace & Co.†	5,045	177,231
		1,650,347
Circuit Boards — 0.1%
DDi Corp.	1,609	18,922
TTM Technologies, Inc.†	5,970	89,013
		107,935
Coal — 0.6%
Adaro Energy Tbk PT	255,500	72,311
Alpha Natural Resources, Inc.†	91	5,463
China Coal Energy Co., Ltd.	3,000	4,686
China Shenhua Energy Co., Ltd.	1,500	6,291
Cloud Peak Energy, Inc.†	2,262	52,546
CONSOL Energy, Inc.	171	8,335
James River Coal Co.†	1,446	36,627
Massey Energy Co.	96	5,150
Peabody Energy Corp.	10,912	698,150
SouthGobi Resources, Ltd.†	400	5,146
Walter Energy, Inc.	3,494	446,673
Yanzhou Coal Mining Co., Ltd.	2,000	6,098
		1,347,476
Commercial Services — 0.1%
Alliance Data Systems Corp.†	485	34,450
Convergys Corp.†	3,009	39,629
Edenred†	2,014	47,677
Providence Service Corp.†	1,264	20,312
Team, Inc.†	422	10,212
Wirecard AG	1,766	24,189
		176,469
Commercial Services-Finance — 0.3%
Cardtronics, Inc.†	1,644	29,099
Dollar Financial Corp.†	1,933	55,342
Global Payments, Inc.	1,533	70,840
Green Dot Corp., Class A†	559	31,718
Moody’s Corp.	12,516	332,174
TNS, Inc.†	2,230	46,384
		565,557
Computer Data Security — 0.0%
F-Secure Oyj	3,706	9,905
Fortinet, Inc.†	1,896	61,335
		71,240
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	1,650	18,315
Computer Services — 0.8%
Accenture PLC, Class A	14,900	722,501
CACI International, Inc., Class A†	590	31,506
Computershare, Ltd.	3,622	39,936
International Business Machines Corp.	5,529	811,436
Keyw Holding Corp.†	931	13,658
LivePerson, Inc.†	2,838	32,069
SRA International, Inc., Class A†	986	20,164
Unisys Corp.†	3,524	91,236
		1,762,506
Computers — 1.4%
Apple, Inc.†	4,446	1,434,102
Dell, Inc.†	28,805	390,308
Hewlett-Packard Co.	25,749	1,084,033
Wistron Corp.	67,121	136,744
		3,045,187
Computers-Integrated Systems — 0.6%
Fujitsu, Ltd.	81,000	563,678
NCI, Inc., Class A†	300	6,897
Riverbed Technology, Inc.†	603	21,207
Teradata Corp.†	15,200	625,632
		1,217,414
Computers-Memory Devices — 0.7%
EMC Corp.†	5,620	128,698
NetApp, Inc.†	2,174	119,483

Quantum Corp.†	17,198	63,977
SanDisk Corp.†	10,100	503,586
Seagate Technology PLC†	29,600	444,888
Smart Modular Technologies WWH, Inc.†	6,816	39,260
Western Digital Corp.†	6,300	213,570
Xyratex, Ltd.†	4,946	80,669
		1,594,131
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,296	45,127
Consulting Services — 0.0%
SAIC, Inc.†	1,540	24,424
Consumer Products-Misc. — 0.3%
Helen of Troy, Ltd.†	1,384	41,160
Kimberly-Clark Corp.	9,000	567,360
Prestige Brands Holdings, Inc.†	3,922	46,868
		655,388
Containers-Paper/Plastic — 0.0%
Graham Packaging Co., Inc.†	3,027	39,472
Rock-Tenn Co., Class A	631	34,043
		73,515
Cosmetics & Toiletries — 0.7%
Estee Lauder Cos., Inc., Class A	7,500	605,250
Inter Parfums, Inc.	1,357	25,579
Kao Corp.	5,600	150,915
Procter & Gamble Co.	11,604	746,485
Revlon, Inc., Class A†	1,590	15,646
		1,543,875
Data Processing/Management — 0.4%
Acxiom Corp.†	1,579	27,080
Broadridge Financial Solutions, Inc.	16,300	357,459
CSG Systems International, Inc.†	3,719	70,438
Dun & Bradstreet Corp.	4,600	377,614
Fair Isaac Corp.	1,100	25,707
		858,298
Dental Supplies & Equipment — 0.0%
Sirona Dental Systems, Inc.†	542	22,645
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	533	2,681
Cepheid, Inc.†	266	6,052
Gen-Probe, Inc.†	146	8,519
		17,252
Diagnostic Kits — 0.0%
OraSure Technologies, Inc.†	4,485	25,789
QIAGEN NV†	373	7,292
		33,081
Distribution/Wholesale — 0.7%
Core-Mark Holding Co., Inc.†	817	29,077
Genuine Parts Co.	7,100	364,514
Hitachi High-Technologies Corp.	1,600	37,404
Wolseley PLC†	15,103	481,773
WW Grainger, Inc.	3,900	538,629
		1,451,397
Diversified Banking Institutions — 1.5%
Bank of America Corp.	31,214	416,395
Barclays PLC	128,257	523,209
BNP Paribas	8,380	533,146
Citigroup, Inc.†	44,086	208,527
Credit Suisse Group AG	6,587	265,382
Goldman Sachs Group, Inc.	1,104	185,649
HSBC Holdings PLC	25,315	256,980
JPMorgan Chase & Co.	13,089	555,235
Mitsubishi UFJ Financial Group, Inc.	4,700	25,413
Societe Generale	1,045	56,164
UniCredit SpA	123,506	255,484
		3,281,584
Diversified Financial Services — 0.1%
First Financial Holding Co., Ltd.	71,000	65,384
KB Financial Group, Inc.†	1,484	78,456
		143,840
Diversified Manufacturing Operations — 1.7%
3M Co.	1,030	88,889
A.O. Smith Corp.	1,987	75,665
AZZ, Inc.	797	31,888
Cookson Group PLC†	3,064	31,457
Dover Corp.	9,690	566,380
EnPro Industries, Inc.†	702	29,175
General Electric Co.	41,562	760,169
Honeywell International, Inc.	13,900	738,924
Koppers Holdings, Inc.	2,350	84,083
LSB Industries, Inc.†	1,318	31,975
Parker Hannifin Corp.	7,300	629,990
Pentair, Inc.	1,151	42,023
Siemens AG	540	66,892
Smiths Group PLC	1,200	23,293
SPX Corp.	5,006	357,879
Standex International Corp.	803	24,018
		3,582,700
Diversified Minerals — 0.6%
African Rainbow Minerals, Ltd.	3,770	120,239
AMCOL International Corp.	930	28,830
Arafura Resources, Ltd.†	7,186	10,878
Avalon Rare Metals, Inc.†	2,312	14,440
BHP Billiton, Ltd.	9,407	435,372
Borneo Lumbung Energi & Metal Tbk PT†	329,500	49,004
Canada Lithium Corp.†	8,413	16,838
China Rare Earth Holdings, Ltd.†	18,000	8,406
Extract Resources, Ltd.†	468	4,500
Galaxy Resources, Ltd.†	3,617	5,364
Great Western Minerals Group, Ltd.†	11,500	6,708
Lynas Corp., Ltd.†	10,539	22,205
Orocobre, Ltd.†	2,227	7,494
Teck Resources, Ltd. Class B	2,391	148,587
Vale SA ADR	7,604	262,870

Xstrata PLC	6,589	154,659
		1,296,394
Diversified Operations — 0.3%
Guangdong Investment, Ltd.	116,000	60,292
Imperial Holdings, Ltd.	3,429	66,357
LG Corp.†	335	25,769
Swire Pacific, Ltd., Class A	29,500	485,038
		637,456
Diversified Operations/Commercial Services — 0.0%
Bunzl PLC	7,794	87,370
Drug Detection Systems — 0.0%
Caliper Life Sciences, Inc.†	521	3,303
E-Commerce/Products — 0.1%
Amazon.com, Inc.†	436	78,480
E-Commerce China Dangdang, Inc. ADR†	711	19,247
		97,727
E-Commerce/Services — 0.3%
Alibaba.com, Ltd.	11,500	20,713
Ctrip.com International, Ltd. ADR†	714	28,882
Expedia, Inc.	11,000	275,990
IAC/InterActive Corp.†	14,600	419,020
		744,605
E-Marketing/Info — 0.0%
CyberAgent, Inc.	23	50,142
ValueClick, Inc.†	2,335	37,430
		87,572
E-Services/Consulting — 0.0%
Websense, Inc.†	1,247	25,252
Electric Products-Misc. — 1.0%
Emerson Electric Co.	12,355	706,335
GrafTech International, Ltd.†	1,416	28,094
Harbin Electric, Inc.†	1,120	19,432
Hitachi, Ltd.	91,000	485,318
Legrand SA	3,459	140,863
Mitsubishi Electric Corp.	65,000	682,104
		2,062,146
Electric-Distribution — 0.0%
EnerNOC, Inc.†	322	7,699
Electric-Generation — 0.0%
CEZ AS	970	40,524
Energy Development Corp.	106,700	14,296
Huaneng Power International, Inc.	10,000	5,301
		60,121
Electric-Integrated — 1.6%
Alliant Energy Corp.	3,582	131,710
Ameren Corp.	3,500	98,665
Ameresco, Inc., Class A†	713	10,239
ATCO, Ltd., Class I	775	46,104
BKW FMB Energie AG	174	13,157
Chubu Electric Power Co., Inc.	2,500	61,461
CMS Energy Corp.	6,900	128,340
DPL, Inc.	7,475	192,182
EDF SA	338	13,864
EDP-Energias de Portugal SA	106,321	353,913
Enel SpA	90,887	454,231
Entergy Corp.	3,485	246,842
Exelon Corp.	13,798	574,549
FirstEnergy Corp.	12,405	459,233
Fortum Oyj	1,815	54,644
GDF Suez	803	28,811
Hokkaido Electric Power Co., Inc.	400	8,178
Hokuriku Electric Power Co.	300	7,372
Kansai Electric Power Co., Inc.	600	14,810
Kyushu Electric Power Co., Inc.	600	13,450
NextEra Energy, Inc.	619	32,182
Public Power Corp. SA	4,063	58,529
Shikoku Electric Power Co., Inc.	400	11,765
TECO Energy, Inc.	21,300	379,140
Tokyo Electric Power Co., Inc.	400	9,770
Westar Energy, Inc.	4,887	122,957
		3,526,098
Electric-Transmission — 0.2%
Red Electrica Corp. SA	9,080	427,103
Electronic Components-Misc. — 0.4%
Asustek Computer, Inc.	5,000	47,502
AU Optronics Corp.†	75,000	77,942
Hon Hai Precision Industry Co., Ltd.	63,320	255,178
LG Display Co., Ltd.	3,850	135,016
NVE Corp.†	395	22,843
Pegatron Corp.†	52,000	74,906
Radiant Opto-Electronics Corp.	54,390	108,196
Venture Corp., Ltd.	7,000	50,509
		772,092
Electronic Components-Semiconductors — 1.2%
Advanced Micro Devices, Inc.†	23,400	191,412
Amkor Technology, Inc.†	2,460	18,180
Cavium Networks, Inc.†	1,622	61,117
Entropic Communications, Inc.†	3,206	38,729
Fairchild Semiconductor International, Inc.†	6,035	94,206
Hynix Semiconductor, Inc.†	3,480	73,593
Integrated Silicon Solution, Inc.†	1,013	8,134
Intel Corp.	19,204	403,860
MediaTek, Inc.	5,000	71,596
MEMC Electronic Materials, Inc.†	950	10,697
Motech Industries, Inc.	2,029	7,481
ON Semiconductor Corp.†	61,600	608,608
QLogic Corp.†	22,908	389,894
Renesola, Ltd. ADR†	900	7,866
Rohm Co., Ltd.	600	39,167
Samsung Electronics Co., Ltd.	503	420,607
Silicon Laboratories, Inc.†	3,050	140,361
Skyworks Solutions, Inc.†	1,459	41,771
Solarworld AG	343	3,422
		2,630,701
Electronic Connectors — 0.0%
Thomas & Betts Corp.†	1,540	74,382
Electronic Design Automation — 0.0%
Magma Design Automation, Inc.†	5,038	25,240

Electronic Forms — 0.0%
Adobe Systems, Inc.†	2,288	70,425
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	228	9,446
Badger Meter, Inc.	588	26,001
Itron, Inc.†	688	38,150
		73,597
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	2,020	88,920
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	6,200	437,038
Energy-Alternate Sources — 0.4%
Amyris, Inc.†	322	8,591
Areva SA	280	13,657
Ballard Power System, Inc.†	3,644	5,466
China Longyuan Power Group Corp.†	22,000	20,152
China Power New Energy Development Co., Ltd.†	1,522,000	131,193
China Sunergy Co., Ltd. ADR†	709	2,964
China WindPower Group, Ltd.†	1,570,000	157,549
Covanta Holding Corp.	1,080	18,565
EDF Energies Nouvelles SA	145	6,135
EDP Renovaveis SA†	1,250	7,245
Enel Green Power SpA†	4,687	9,902
Fersa Energias Renovables SA	2,720	4,380
First Solar, Inc.†	769	100,078
FuelCell Energy, Inc.†	4,106	9,485
GCL Poly Energy Holdings, Ltd.†	47,000	17,233
Gintech Energy Corp.	2,019	5,782
Green Plains Renewable Energy, Inc.†	3,490	39,297
Gushan Environmental Energy, Ltd. ADR†	1,207	6,699
Headwaters, Inc.†	1,815	8,313
Iberdrola Renovables SA	2,855	10,133
Infigen Energy	13,119	7,179
Innergex Renewable Energy, Inc.	900	8,988
JA Solar Holdings Co., Ltd. ADR†	1,221	8,449
JinkoSolar Holding Co., Ltd.†	313	6,298
LDK Solar Co., Ltd. ADR†	944	9,553
Magma Energy Corp.†	4,816	7,120
Nordex SE†	571	4,201
Quantum Fuel Systems Technologies Worldwide, Inc.†	11,287	5,079
Ram Power Corp.†	3,360	7,502
Solarfun Power Holdings Co., Ltd. ADR†	625	5,106
Trina Solar, Ltd. ADR†	443	10,375
Woongjin Energy Co., Ltd.†	7,390	122,418
		785,087
Engineering/R&D Services — 0.3%
Abengoa SA	235	5,771
EMCOR Group, Inc.†	1,798	52,106
KEPCO Engineering & Construction Co., Inc.†	1,224	97,605
SembCorp Industries, Ltd.	37,000	148,190
Shaw Group, Inc.†	9,000	308,070
Singapore Technologies Engineering, Ltd.	38,000	101,266
		713,008
Enterprise Software/Service — 0.5%
Autonomy Corp. PLC†	577	13,539
CA, Inc.	10,400	254,176
Concur Technologies, Inc.†	1,759	91,345
Informatica Corp.†	1,374	60,497
Lawson Software, Inc.†	6,276	58,053
ManTech International Corp., Class A†	499	20,624
MedAssets, Inc.†	1,524	30,769
MicroStrategy, Inc., Class A†	646	55,214
Open Text Corp.†	500	23,030
Oracle Corp.	11,250	352,125
SAP AG	678	34,519
		993,891
Entertainment Software — 0.0%
Shanda Games, Ltd. ADR†	4,500	28,980
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	1,329	33,305
Filtration/Separation Products — 0.0%
Pall Corp.	901	44,672
Polypore International, Inc.†	761	30,995
		75,667
Finance-Consumer Loans — 0.4%
African Bank Investments, Ltd.	20,437	120,218
Nelnet, Inc., Class A	3,568	84,526
SLM Corp.†	39,900	502,341
World Acceptance Corp.†	800	42,240
		749,325
Finance-Credit Card — 0.3%
American Express Co.	15,400	660,968
Finance-Investment Banker/Broker — 0.0%
Cowen Group, Inc., Class A†	3,006	14,008
E*Trade Financial Corp.†	3,297	52,752
Evercore Partners, Inc., Class A	678	23,052
		89,812
Finance-Leasing Companies — 0.1%
ORIX Corp.	1,220	120,062
Finance-Other Services — 0.2%
NASDAQ OMX Group, Inc.†	21,300	505,023
Warsaw Stock Exchange†	677	11,206
		516,229
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	6,490	114,873
Fisheries — 0.1%
Austevoll Seafood ASA	4,133	35,132
Cermaq ASA†	2,954	45,563
HQ Sustainable Maritime Industries, Inc.†	1,178	5,619
Leroy Seafood Group ASA	746	25,378
Marine Harvest ASA	82,220	86,940
Pescanova SA	699	22,978

Toyo Suisan Kaisha, Ltd.	3,000	66,769
		288,379
Food-Catering — 0.1%
Compass Group PLC	13,916	126,056
Food-Confectionery — 0.2%
Hershey Co.	9,600	452,640
Food-Meat Products — 0.1%
BRF - Brasil Foods SA	2,070	34,093
Nippon Meat Packers, Inc.	14,000	182,953
		217,046
Food-Misc. — 0.6%
Associated British Foods PLC	12,974	238,890
Kerry Group PLC	6,256	208,328
MEIJI Holdings Co., Ltd.	2,000	90,405
Nestle SA	4,443	260,165
Nutreco Holding NV	199	15,102
SunOpta, Inc.†	1,547	12,098
Unilever NV	17,147	533,885
Unilever PLC	1,001	30,636
		1,389,509
Food-Retail — 0.5%
Koninklijke Ahold NV	31,508	415,821
Metro AG	845	60,840
Safeway, Inc.	23,354	525,231
SUPERVALU, Inc.	4,057	39,069
Tesco PLC	6,310	41,811
		1,082,772
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	1,176	93,774
Iconix Brand Group, Inc.†	1,497	28,907
Steven Madden, Ltd.†	2,000	83,440
		206,121
Gambling (Non-Hotel) — 0.1%
OPAP SA	7,723	133,647
Garden Products — 0.0%
Toro Co.	439	27,060
Gas-Distribution — 0.1%
Centrica PLC	14,387	74,380
Toho Gas Co., Ltd.	13,000	65,008
Tokyo Gas Co., Ltd.	10,000	44,341
		183,729
Gold Mining — 0.1%
AngloGold Ashanti, Ltd.	1,565	77,662
Golden Star Resources, Ltd.†	4,817	22,110
		99,772
Hazardous Waste Disposal — 0.0%
EnergySolutions, Inc.	1,386	7,720
Home Furnishings — 0.0%
La-Z-Boy, Inc.†	3,649	32,914
Select Comfort Corp.†	2,811	25,664
		58,578
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc.†	1,726	72,285
Human Resources — 0.1%
AMN Healthcare Services, Inc.†	3,172	19,476
Emergency Medical Services Corp., Class A†	379	24,487
Heidrick & Struggles International, Inc.	804	23,035
On Assignment, Inc.†	2,728	22,233
Randstad Holding NV†	715	37,741
		126,972
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	3,070	63,088
Import/Export — 0.3%
Marubeni Corp.	5,000	35,164
Mitsui & Co., Ltd.	39,200	647,459
		682,623
Independent Power Producers — 0.1%
NRG Energy, Inc.†	7,400	144,596
Ormat Technologies, Inc.	281	8,312
		152,908
Instruments-Controls — 0.0%
Elster Group SE†	1,587	26,820
Mettler-Toledo International, Inc.†	72	10,887
Spectrum Control, Inc.†	1,347	20,192
Watts Water Technologies, Inc., Class A	900	32,931
		90,830
Instruments-Scientific — 0.3%
FEI Co.†	6,818	180,063
PerkinElmer, Inc.	290	7,488
Thermo Fisher Scientific, Inc.†	133	7,363
Waters Corp.†	6,391	496,645
		691,559
Insurance-Life/Health — 0.3%
American Equity Investment Life Holding Co.	7,229	90,724
CNO Financial Group, Inc.†	4,233	28,700
Protective Life Corp.	1,272	33,886
Prudential PLC	10,959	114,135
Swiss Life Holding AG†	1,943	280,956
Symetra Financial Corp.	2,702	37,017
		585,418
Insurance-Multi-line — 0.7%
ACE, Ltd.	853	53,099
Ageas	28,190	64,416
Allianz SE	550	65,361
American Financial Group, Inc.	962	31,063
Assicurazioni Generali SpA	18,073	343,185
Assurant, Inc.	8,500	327,420
AXA SA	6,470	107,641
Hartford Financial Services Group, Inc.	9,400	249,006
ING Groep NV†	6,360	61,872
Ping An Insurance Group Co. of China Ltd.	15,500	172,891
		1,475,954

Insurance-Property/Casualty — 0.3%
American Safety Insurance Holdings, Ltd.†	2,041	43,636
Arch Capital Group, Ltd.†	992	87,346
CNA Surety Corp.†	519	12,290
Tokio Marine Holdings, Inc.	13,400	400,564
Universal Insurance Holdings, Inc.	3,853	18,764
		562,600
Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	1,367	39,124
Berkshire Hathaway, Inc., Class B†	5,400	432,594
Endurance Specialty Holdings, Ltd.	6,700	308,669
Flagstone Reinsurance Holdings SA	2,986	37,624
Maiden Holdings, Ltd.	2,711	21,308
Platinum Underwriters Holdings, Ltd.	402	18,078
RenaissanceRe Holdings, Ltd.	1,919	122,221
		979,618
Internet Application Software — 0.0%
Tencent Holdings, Ltd.	1,800	39,600
Internet Content-Entertainment — 0.0%
Youku.com, Inc. ADR†	731	25,592
Internet Content-Information/News — 0.0%
Baidu, Inc. ADR†	384	37,068
WebMD Health Corp.†	318	16,237
		53,305
Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	2,201	103,557
AsiaInfo-Linkage, Inc.†	5,942	98,459
F5 Networks, Inc.†	1,109	144,347
TeleCommunication Systems, Inc., Class A†	5,780	26,993
TIBCO Software, Inc.†	8,455	166,648
		540,004
Internet Security — 0.1%
Blue Coat Systems, Inc.†	2,103	62,817
Sourcefire, Inc.†	2,152	55,801
Symantec Corp.†	3,820	63,947
Trend Micro, Inc.†	1,600	52,834
VeriSign, Inc.	1,528	49,920
Zix Corp.†	2,930	12,511
		297,830
Internet Telephone — 0.0%
j2 Global Communications, Inc.†	1,032	29,876
Intimate Apparel — 0.0%
Warnaco Group, Inc.†	1,281	70,545
Investment Companies — 0.2%
Ares Capital Corp.	799	13,168
Blackrock Kelso Capital Corp.	2,462	27,230
Delek Group, Ltd.	395	101,742
Harris & Harris Group, Inc.†	11,766	51,535
Kinnevik Investment AB	8,971	182,737
MCG Capital Corp.	11,921	83,089
NGP Capital Resources Co.	3,262	30,010
Resolution, Ltd.	2,348	8,570
		498,081
Investment Management/Advisor Services — 0.3%
Affiliated Managers Group, Inc.†	6,500	644,930
Linen Supply & Related Items — 0.0%
UniFirst Corp.	561	30,883
Machinery-Construction & Mining — 0.1%
China National Materials Co., Ltd.	115,000	92,766
Joy Global, Inc.	67	5,812
		98,578
Machinery-Electrical — 0.2%
Franklin Electric Co., Inc.	962	37,441
Regal-Beloit Corp.	4,700	313,772
		351,213
Machinery-Farming — 0.0%
Alamo Group, Inc.	1,753	48,768
Lindsay Corp.	392	23,297
		72,065
Machinery-General Industrial — 0.2%
Altra Holdings, Inc.†	2,896	57,515
Amada Co., Ltd.	6,000	48,848
Applied Industrial Technologies, Inc.	2,293	74,477
China High Precision Automation Group, Ltd.	51,000	40,287
Doosan Heavy Industries and Construction Co., Ltd.†	1,380	104,330
DXP Enterprises, Inc.†	1,451	34,824
GLV, Inc., Class A†	503	3,829
Rheinmetall AG	407	32,725
Sumitomo Heavy Industries, Ltd.	4,000	25,717
Wabtec Corp.	1,599	84,571
		507,123
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	176	19,073
Machinery-Pumps — 0.0%
China Valves Technology, Inc.†	1,470	15,406
Flowserve Corp.	387	46,138
Gorman-Rupp Co.	167	5,397
		66,941
Machinery-Thermal Process — 0.0%
BHI Co., Ltd.†	3,701	68,319
Raser Technologies, Inc.†	11,126	1,836
		70,155
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.	5,088	37,499
Medical Instruments — 0.1%
Beckman Coulter, Inc.	62	4,664
Bruker Corp.†	2,177	36,138
Genomic Health, Inc.†	218	4,663
Kensey Nash Corp.†	1,241	34,537
Techne Corp.	103	6,764
Young Innovations, Inc.	837	26,793
		113,559

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	3,400	298,928
Medical Products — 0.4%
Coloplast A/S	670	91,046
Cooper Cos., Inc.	940	52,959
Covidien PLC	1,215	55,477
Greatbatch, Inc.†	554	13,379
Johnson & Johnson	10,887	673,361
Luminex Corp.†	235	4,296
Orthovita, Inc.†	4,606	9,258
West Pharmaceutical Services, Inc.	493	20,312
		920,088
Medical Sterilization Products — 0.0%
STERIS Corp.	1,509	55,018
Medical-Biomedical/Gene — 0.4%
AMAG Pharmaceuticals, Inc.†	926	16,761
Amylin Pharmaceuticals, Inc.†	984	14,475
Bio-Rad Laboratories, Inc., Class A†	67	6,958
BioInvent International AB†	862	3,806
Celera Corp.†	625	3,937
Charles River Laboratories International, Inc.†	151	5,367
Complete Genomics, Inc.†	500	3,735
Compugen, Ltd.†	851	4,187
Cubist Pharmaceuticals, Inc.†	1,010	21,614
Dendreon Corp.†	700	24,444
Enzo Biochem, Inc.†	692	3,654
Enzon Pharmaceuticals, Inc.†	2,854	34,733
Gilead Sciences, Inc.†	16,300	590,712
Harvard Bioscience, Inc.†	1,072	4,384
Human Genome Sciences, Inc.†	606	14,477
Illumina, Inc.†	211	13,365
Life Technologies Corp.†	209	11,599
Martek Biosciences Corp.†	532	16,652
Momenta Pharmaceuticals, Inc.†	777	11,632
Nanosphere, Inc.†	947	4,129
Pacific Biosciences Of Califoria, Inc.†	274	4,359
Sequenom, Inc.†	4,077	32,698
United Therapeutics Corp.†	640	40,461
		888,139
Medical-Drugs — 2.6%
Abbott Laboratories	3,600	172,476
Akorn, Inc.†	3,960	24,037
Allergan, Inc.	7,600	521,892
Astellas Pharma, Inc.	3,100	118,173
AstraZeneca PLC	12,543	571,420
Auxilium Pharmaceuticals, Inc.†	1,053	22,218
Cephalon, Inc.†	6,467	399,143
Endo Pharmaceuticals Holdings, Inc.†	2,633	94,025
Forest Laboratories, Inc.†	15,146	484,369
GlaxoSmithKline PLC	27,210	526,046
Hi-Tech Pharmacal Co., Inc.†	1,458	36,377
Ironwood Pharmaceuticals, Inc.†	1,247	12,907
Medicis Pharmaceutical Corp., Class A	2,387	63,948
Merck & Co., Inc.	10,176	366,743
Miraca Holdings, Inc.	1,500	60,414
Mitsubishi Tanabe Pharma Corp.	4,000	67,545
Nippon Shinyaku Co., Ltd.	4,000	57,249
Novartis AG	8,275	486,322
Orion Oyj	3,745	81,923
Pfizer, Inc.	28,923	506,442
Roche Holding AG	842	123,373
Salix Pharmaceuticals, Ltd.†	720	33,811
Sanofi-Aventis SA	10,417	666,083
Sciclone Pharmaceuticals, Inc.†	3,728	15,583
UCB SA	1,343	46,069
Vanda Pharmaceuticals, Inc.†	2,053	19,421
Viropharma, Inc.†	3,827	66,284
		5,644,293
Medical-Generic Drugs — 0.4%
Impax Laboratories, Inc.†	1,011	20,331
Par Pharmaceutical Cos., Inc.†	3,549	136,672
Perrigo Co.	6,300	398,979
Teva Pharmaceutical Industries, Ltd. ADR	3,777	196,895
		752,877
Medical-HMO — 0.7%
Aetna, Inc.	11,705	357,120
Health Net, Inc.†	5,800	158,282
Healthspring, Inc.†	1,776	47,117
Humana, Inc.†	5,400	295,596
Magellan Health Services, Inc.†	1,632	77,161
UnitedHealth Group, Inc.	15,963	576,424
WellCare Health Plans, Inc.†	965	29,162
		1,540,862
Medical-Hospitals — 0.0%
Health Management Associates, Inc., Class A†	6,777	64,653
Select Medical Holdings Corp.†	4,321	31,586
		96,239
Medical-Nursing Homes — 0.0%
Kindred Healthcare, Inc.†	1,491	27,390
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	877	29,379
Amsurg Corp.†	1,038	21,746
Continucare Corp.†	4,427	20,718
Gentiva Health Services, Inc.†	1,356	36,070
LHC Group, Inc.†	631	18,930
Lincare Holdings, Inc.	2,102	56,397
		183,240
Medical-Wholesale Drug Distribution — 0.4%
Alapis Holding Industrial	19,521	13,565
AmerisourceBergen Corp.	9,200	313,904
Cardinal Health, Inc.	10,300	394,593
Medipal Holdings Corp.	1,200	13,228
Suzuken Co., Ltd.	3,200	97,746
		833,036
Metal Processors & Fabrication — 0.2%
SKF AB, Class B	15,724	447,945
Timken Co.	785	37,468
		485,413

Metal Products-Distribution — 0.0%
Kloeckner & Co., SE†	1,192	33,458
Metal-Aluminum — 0.0%
Century Aluminum Co.†	1,135	17,627
Metal-Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	7,400	888,666
Sterlite Industries India, Ltd. ADR	8,371	138,456
		1,027,122
Metal-Diversified — 0.8%
Contango ORE, Inc.†	63	662
Elementos, Ltd.†	551	200
Mitsui Mining & Smelting Co., Ltd.	45,000	148,540
Molycorp, Inc.†	1,343	67,016
Quest Rare Minerals, Ltd.†	1,716	9,544
Rio Tinto PLC	8,222	575,121
Rio Tinto, Ltd.	8,980	785,020
Tantalus Rare Earths AG†	43	1,436
Tasman Metals, Ltd.†	2,200	9,735
Vedanta Resources PLC	1,855	72,795
Western Lithium USA Corp.†	3,061	4,402
		1,674,471
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.†	3,927	26,268
Mining — 0.0%
Real Gold Mining, Ltd.†	49,000	85,231
Miscellaneous Manufacturing — 0.1%
John Bean Technologies Corp.	1,942	39,092
Trimas Corp.†	3,270	66,904
Xinjiang Goldwind Science & Technology Co., Ltd.†	11,000	23,181
		129,177
MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†	3,080	13,059
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	907	27,446
Multimedia — 0.6%
News Corp., Class A	39,700	578,032
Time Warner, Inc.	17,286	556,091
Vivendi SA	830	22,404
Walt Disney Co.	3,200	120,032
WPP PLC	8,201	100,947
		1,377,506
Networking Products — 0.4%
Anixter International, Inc.	1,352	80,755
Black Box Corp.	1,169	44,761
Cisco Systems, Inc.†	28,086	568,180
Ixia†	2,506	42,051
Netgear, Inc.†	817	27,516
Polycom, Inc.†	2,261	88,134
		851,397
Non-Ferrous Metals — 0.1%
Cameco Corp.	401	16,192
Denison Mines Corp.†	1,550	5,316
Energy Resources of Australia, Ltd.	580	6,603
Grupo Mexico SA de CV, Class B	27,281	112,305
Horsehead Holding Corp†	5,000	65,200
Lithium Corp.†	3,377	861
Paladin Energy, Ltd.†	1,559	7,861
Rare Element Resources, Ltd.†	799	12,833
Ucore Rare Metals, Inc.†	8,900	5,997
Uex Corp.†	1,407	3,184
Uranium One, Inc.	1,326	6,348
USEC, Inc.†	849	5,111
		247,811
Non-Hazardous Waste Disposal — 0.0%
China Water Affairs Group, Ltd.	30,000	11,926
Office Automation & Equipment — 0.2%
Canon, Inc.	7,800	404,459
Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	3,209	27,340
Societe BIC SA	1,409	121,105
		148,445
Oil & Gas Drilling — 0.3%
Athabasca Oil Sands Corp.†	1,016	15,419
Atwood Oceanics, Inc.†	885	33,072
Patterson-UTI Energy, Inc.	22,400	482,720
Unit Corp.†	747	34,721
		565,932
Oil Companies-Exploration & Production — 1.0%
Cairn Energy PLC†	32,092	210,145
Canadian Oil Sands Trust†	667	17,743
Cimarex Energy Co.	6,600	584,298
CNOOC, Ltd.	53,000	126,418
Connacher Oil and Gas, Ltd.†	4,742	6,343
Contango Oil & Gas Co.†	634	36,728
Gazprom OAO	19,196	119,975
Gazprom OAO ADR	5,884	149,689
Nexen, Inc.	4,792	109,884
Occidental Petroleum Corp.	1,189	116,641
OGX Petroleo e Gas Participacoes SA†	12,900	155,422
Oilsands Quest, Inc.†	4,066	1,708
OPTI Canada, Inc.†	4,948	3,334
Petroleum Development Corp.†	2,945	124,309
Petroquest Energy, Inc.†	1,514	11,400
Rosetta Resources, Inc.†	1,931	72,683
Stone Energy Corp.†	3,522	78,505
Swift Energy Co.†	1,199	46,941
Tullow Oil PLC	7,470	146,862
Vaalco Energy, Inc.†	4,371	31,296
W&T Offshore, Inc.	2,115	37,795
		2,188,119
Oil Companies-Integrated — 2.8%
BG Group PLC	5,996	121,155
BP PLC	39,548	287,055
Chevron Corp.	7,743	706,549
ConocoPhillips	3,640	247,884
ENI SpA	24,444	533,738
Exxon Mobil Corp.	23,593	1,725,120
LUKOIL OAO ADR	4,246	239,899

Murphy Oil Corp.	8,400	626,220
Petroleo Brasileiro SA ADR	10,215	386,536
Royal Dutch Shell PLC, Class B	14,035	462,803
Sasol, Ltd. ADR	679	35,342
Statoil ASA	24,764	588,220
Suncor Energy, Inc.	556	21,289
Total SA	1,184	62,733
		6,044,543
Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	12,200	618,906
Complete Production Services, Inc.†	2,158	63,769
		682,675
Oil Refining & Marketing — 0.7%
Caltex Australia, Ltd.	12,556	184,544
SK Energy Co., Ltd.	710	121,367
Sunoco, Inc.	11,600	467,596
Valero Energy Corp.	27,700	640,424
		1,413,931
Oil-Field Services — 1.1%
Cal Dive International, Inc.†	3,178	18,019
Eurasia Drilling Co, Ltd.†*(14)	2,027	65,877
Halliburton Co.	19,090	779,445
Helix Energy Solutions Group, Inc.†	4,376	53,125
Oceaneering International, Inc.†	6,900	508,047
Oil States International, Inc.†	623	39,928
Petrofac, Ltd.	4,762	117,826
Saipem SpA	7,902	389,010
Schlumberger, Ltd.	2,100	175,350
Stallion Oilfield Services, Ltd.(2)	203	5,887
Technip SA	935	86,336
Tetra Technologies, Inc.†	2,257	26,791
		2,265,641
Optical Supplies — 0.0%
STAAR Surgical Co.†	4,102	25,022
Paper & Related Products — 0.4%
Boise, Inc.	4,521	35,851
Clearwater Paper Corp.†	471	36,879
KapStone Paper and Packaging Corp.†	3,809	58,278
MeadWestvaco Corp.	9,836	257,310
Neenah Paper, Inc.	773	15,213
Rayonier, Inc.	8,200	430,664
		834,195
Petrochemicals — 0.3%
Formosa Chemicals & Fibre Corp.	23,000	77,465
Mexichem SAB de CV	22,100	79,095
Mitsui Chemicals, Inc.	122,000	437,270
Petronas Chemicals Group Bhd†	65,200	116,719
		710,549
Pharmacy Services — 0.3%
Medco Health Solutions, Inc.†	9,100	557,557
Photo Equipment & Supplies — 0.0%
Altek Corp.	13,282	20,158
Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp.†	2,046	42,373
Physicians Practice Management — 0.0%
Healthways, Inc.†	1,583	17,666
Pollution Control — 0.0%
Fuel Tech, Inc.†	854	8,292
Met-Pro Corp.	566	6,685
		14,977
Power Converter/Supply Equipment — 0.2%
Canadian Solar, Inc.†	390	4,832
Capstone Turbine Corp.†	7,733	7,422
China High Speed Transmission Equipment Group Co., Ltd.	48,000	74,105
China Ming Yang Wind Power Group, Ltd. ADR†	1,133	13,029
E-Ton Solar Tech Co., Ltd.†	3,000	4,918
Energy Conversion Devices, Inc.†	993	4,568
Evergreen Solar, Inc.†	5,490	3,201
Gamesa Corp. Tecnologica SA†	1,022	7,801
Powell Industries, Inc.†	696	22,884
SatCon Technology Corp.†	2,600	11,700
Schneider Electric SA	161	24,096
SeenTec Co., Ltd.†	7,732	77,327
SMA Solar Technology AG	56	5,201
SunPower Corp., Class A†	795	10,200
Trony Solar Holdings Co., Ltd.†	12,000	8,723
Yingli Green Energy Holding Co., Ltd. ADR†	6,032	59,596
		339,603
Precious Metals — 0.0%
Coeur d'Alene Mines Corp.†	1,098	29,998
Umicore	1,271	66,103
		96,101
Printing-Commercial — 0.2%
Deluxe Corp.	2,314	53,268
R.R. Donnelley & Sons Co.	19,700	344,159
		397,427
Private Equity — 0.0%
KKR & Co LP	6,082	86,364
Protection/Safety — 0.0%
Landauer, Inc.	140	8,396
Publishing-Books — 0.0%
Reed Elsevier PLC	2,498	21,090
Scholastic Corp.	934	27,590
		48,680
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	1,980	29,878
Publishing-Periodicals — 0.0%
United Business Media, Ltd.	1,738	18,697
Real Estate Investment Trusts — 0.8%
Agree Realty Corp.	1,306	34,204
American Capital Agency Corp.	996	28,625
Annaly Capital Management, Inc.	24,300	435,456
Anworth Mortgage Asset Corp.	3,475	24,325
Ashford Hospitality Trust, Inc.†	5,540	53,461
CBL & Associates Properties, Inc.	3,349	58,608

CFS Retail Property Trust	13,602	24,485
CommonWealth REIT	5,652	144,183
Dexus Property Group	22,625	18,397
First Industrial Realty Trust, Inc.†	2,271	19,894
Glimcher Realty Trust	4,682	39,329
Host Hotels & Resorts, Inc.	12,700	226,949
Invesco Mortgage Capital, Inc.	1,242	27,125
Japan Retail Fund Investment Corp.	20	38,354
Lexington Realty Trust	4,866	38,685
Liberty Property Trust	4,629	147,758
LTC Properties, Inc.	1,856	52,116
National Health Investors, Inc.	1,953	87,924
Newcastle Investment Corp.†	3,125	20,938
Omega Healthcare Investors, Inc.	1,394	31,281
PS Business Parks, Inc.	872	48,588
Saul Centers, Inc.	675	31,961
Universal Health Realty Income Trust	437	15,964
Urstadt Biddle Properties, Inc., Class A	1,381	26,860
		1,675,470
Real Estate Management/Services — 0.1%
E-House China Holdings, Ltd. ADR	1,400	20,944
Immofinanz AG†	40,928	174,413
		195,357
Real Estate Operations & Development — 0.5%
Cheung Kong Holdings, Ltd.	6,000	92,476
Hang Lung Group, Ltd.	10,000	65,871
Huaku Development Co., Ltd.	48,000	145,532
JHSF Participacoes SA	53,419	112,630
LSR Group OJSC GDR†	16,382	150,878
PDG Realty SA Empreendimentos e Participacoes	33,612	205,722
Rossi Residencial SA	9,339	83,207
Soho China, Ltd.	33,000	24,370
St. Joe Co.†	2,437	53,248
Starwood Property Trust, Inc.	948	20,363
Wheelock & Co., Ltd.	20,000	80,795
		1,035,092
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	8,611	133,987
Research & Development — 0.0%
Silex Systems, Ltd.†	563	3,340
Retail-Apparel/Shoe — 0.9%
Aeropostale, Inc.†	2,144	52,828
AnnTaylor Stores Corp.†	2,293	62,805
Ascena Retail Group, Inc.†	1,384	36,565
Children's Place Retail Stores, Inc.†	492	24,423
DSW, Inc., Class A†	2,148	83,987
Foot Locker, Inc.	14,000	274,680
Genesco, Inc.†	1,221	45,775
Inditex SA	1,940	145,254
JOS. A. Bank Clothiers, Inc.†	1,320	53,222
Kenneth Cole Productions, Inc., Class A†	1,182	14,763
Limited Brands, Inc.	12,000	368,760
Next PLC	12,899	397,189
Phillips-Van Heusen Corp.	383	24,133
Point, Inc.	670	29,419
Ross Stores, Inc.	5,600	354,200
		1,968,003
Retail-Appliances — 0.1%
M Video OJSC	11,768	102,852
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	4,600	304,290
Retail-Automobile — 0.1%
Sonic Automotive, Inc., Class A	8,197	108,528
Retail-Building Products — 0.1%
Kingfisher PLC	29,044	119,274
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	11,718	268,108
Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	12,000	411,480
JB Hi-Fi, Ltd.	857	15,690
RadioShack Corp.	818	15,125
		442,295
Retail-Discount — 0.9%
Costco Wholesale Corp.	10,200	736,542
HSN, Inc.†	1,052	32,233
Shinsegae Co. Ltd.	226	122,270
Wal-Mart Stores, Inc.	19,525	1,052,983
		1,944,028
Retail-Gardening Products — 0.0%
Tractor Supply Co.	759	36,804
Retail-Hair Salons — 0.0%
Regis Corp.	1,162	19,289
Retail-Home Furnishings — 0.1%
JD Group, Ltd.	13,448	118,404
Kirkland's, Inc.†	1,183	16,597
		135,001
Retail-Jewelry — 0.1%
Pandora A/S†	1,419	85,475
Signet Jewelers, Ltd.†	525	22,785
Zale Corp.†	4,069	17,334
		125,594
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	7,300	260,537
Retail-Major Department Stores — 0.3%
Hyundai Department Store Co., Ltd.†	1,204	147,994
Myer Holdings, Ltd.	3,129	11,361
Parkson Holdings Bhd	20,005	34,969
PPR	489	77,761
TJX Cos., Inc.	10,300	457,217
		729,302
Retail-Misc./Diversified — 0.1%
AerCap Holdings NV†	10,196	143,968
Retail-Office Supplies — 0.0%
OfficeMax, Inc.†	3,478	61,561
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	705	26,036

EzCorp, Inc., Class A†	2,856	77,483
		103,519
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	774	27,988
Retail-Regional Department Stores — 0.1%
PCD Stores, Ltd.	386,000	115,709
Stage Stores, Inc.	2,027	35,148
		150,857
Retail-Restaurants — 0.3%
AFC Enterprises, Inc.†	6,792	94,409
CEC Entertainment, Inc.†	768	29,821
DineEquity, Inc.†	723	35,702
Domino’s Pizza, Inc.†	8,298	132,353
McDonald’s Corp.	2,569	197,196
Papa John’s International, Inc.†	1,464	40,553
Ruth’s Hospitality Group, Inc.†	1,514	7,010
		537,044
Rubber & Vinyl — 0.1%
TSRC Corp.	80,000	185,207
Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	1,965	46,335
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	5,512	137,635
Iridium Communications, Inc.†	5,973	49,277
Loral Space & Communications, Inc.†	439	33,583
		220,495
Savings & Loans/Thrifts — 0.2%
Flushing Financial Corp.	3,013	42,182
Hudson City Bancorp, Inc.	33,700	429,338
		471,520
Schools — 0.1%
Career Education Corp.†	2,296	47,596
ITT Educational Services, Inc.†	733	46,685
Lincoln Educational Services Corp.	2,065	32,028
		126,309
Sector Fund - Technology — 0.0%
Uranium Participation Corp.†	624	4,970
Seismic Data Collection — 0.1%
Cie Generale de Geophysique-Veritas†	10,158	309,151
Semiconductor Components-Integrated Circuits — 0.5%
Advanced Semiconductor Engineering, Inc.	76,000	87,973
Analog Devices, Inc.	6,800	256,156
Cirrus Logic, Inc.†	1,794	28,668
Cypress Semiconductor Corp.†	25,054	465,503
Macronix International	126,000	88,159
Taiwan Semiconductor Manufacturing Co., Ltd.	73,039	177,860
		1,104,319
Semiconductor Equipment — 0.5%
Applied Materials, Inc.	48,800	685,640
Entegris, Inc.†	5,903	44,095
Formfactor, Inc.†	3,888	34,526
Jusung Engineering Co., Ltd.†	6,460	113,843
LTX-Credence Corp.†	1,961	14,511
Novellus Systems, Inc.†	800	25,856
Teradyne, Inc.†	14,500	203,580
Ultratech, Inc.†	1,261	25,069
		1,147,120
Shipbuilding — 0.1%
Samsung Heavy Industries Co., Ltd.†	4,030	146,300
Silver Mining — 0.0%
Hecla Mining Co.†	3,051	34,354
Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC	9,828	540,130
Software Tools — 0.3%
VMware, Inc., Class A†	6,904	613,835
Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	6,626	27,630
Northwest Pipe Co.†	360	8,651
Vallourec SA	681	71,528
Valmont Industries, Inc.	760	67,435
		175,244
Steel-Producers — 0.2%
Ezz Steel†	3,897	13,158
Mechel ADR	2,534	74,069
Reliance Steel & Aluminum Co.	692	35,361
Voestalpine AG	5,261	250,629
		373,217
Sugar — 0.1%
Cosan SA Industria e Comercio	7,191	119,604
Cosan, Ltd., Class A	1,343	18,292
Suedzucker AG	1,242	33,069
		170,965
Telecom Services — 0.4%
Amdocs, Ltd.†	6,915	189,955
BCE, Inc.	1,497	53,207
Knology, Inc.†	1,609	25,149
NeuStar, Inc., Class A†	1,809	47,124
Tele2 AB, Class B	6,715	139,379
Telecity Group PLC†	2,589	18,988
Telecom Corp. of New Zealand, Ltd.	125,118	211,557
Telenet Group Holding NV†	1,086	42,782
USA Mobility, Inc.	1,862	33,088
		761,229
Telecommunication Equipment — 0.3%
ADTRAN, Inc.	2,364	85,600
Harris Corp.	11,535	522,536
Plantronics, Inc.	1,613	60,036
		668,172
Telephone-Integrated — 1.3%
AT&T, Inc.	18,188	534,363
Atlantic Tele-Network, Inc.	519	19,899
BT Group PLC	160,968	453,745
France Telecom SA	11,565	241,010
Koninklijke KPN NV	895	13,060
Nippon Telegraph & Telephone Corp.	13,400	606,540

Verizon Communications, Inc.	23,582	843,764
		2,712,381
Television — 0.2%
Mediaset SpA	71,693	433,750
Metropole Television SA	2,932	70,916
Sinclair Broadcast Group, Inc., Class A	2,171	17,759
		522,425
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,115	30,629
Theaters — 0.0%
National CineMedia, Inc.	1,036	20,627
Therapeutics — 0.0%
BioMarin Pharmaceutical, Inc.†	907	24,426
Questcor Pharmaceuticals, Inc.†	2,958	43,571
		67,997
Tobacco — 0.6%
Imperial Tobacco Group PLC	2,107	64,649
Japan Tobacco, Inc.	96	355,315
Lorillard, Inc.	6,500	533,390
Philip Morris International, Inc.	5,388	315,360
		1,268,714
Toys — 0.0%
Nintendo Co., Ltd.	200	58,702
Transactional Software — 0.1%
Longtop Financial Technologies, Ltd. ADR†	984	35,601
Synchronoss Technologies, Inc.†	1,053	28,125
VeriFone Systems, Inc.†	1,037	39,987
		103,713
Transport-Equipment & Leasing — 0.0%
TAL International Group, Inc.	1,616	49,886
Transport-Marine — 0.1%
CAI International, Inc.†	4,690	91,924
Tidewater, Inc.	1,077	57,986
		149,910
Transport-Rail — 0.2%
Central Japan Railway Co.	62	519,276
Transport-Services — 0.1%
ComfortDelgro Corp., Ltd.	58,000	70,051
Deutsche Post AG	2,009	34,095
Hub Group, Inc., Class A†	1,217	42,765
TNT NV	694	18,316
		165,227
Travel Services — 0.0%
TUI Travel PLC	24,838	95,341
Venture Capital — 0.0%
3i Group PLC	18,653	95,534
Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	340	14,773
Water — 0.0%
China Water Industry Group, Ltd.†	288,000	5,039
Cia de Saneamento Basico do Estado de Sao Paulo ADR	640	33,844
Manila Water Co., Inc.	17,700	7,749
Severn Trent PLC	1,338	30,832
		77,464
Water Treatment Systems — 0.2%
Beijing Enterprises Water Group, Ltd.†	46,000	17,222
Bio-Treat Technology, Ltd.†	86,000	3,015
BWT AG	149	4,380
Duoyuan Global Water, Inc. ADR†	1,788	22,833
Energy Recovery, Inc.†	2,765	10,120
Hyflux, Ltd.	12,000	21,693
Kurita Water Industries, Ltd.	1,400	44,109
Nalco Holding Co.	9,564	305,474
Sinomem Technology, Ltd.	11,000	4,286
Sound Global, Ltd.†	33,000	21,342
Tianjin Capital Environmental Protection Co., Ltd.	20,000	7,359
Tri-Tech Holding, Inc.†	838	9,017
Xinjiang Tianye Water Saving Irrigation System Co., Ltd.†	26,000	3,914
		474,764
Web Portals/ISP — 0.4%
Bitauto Holdings, Ltd. ADR†	1,212	10,714
Google, Inc., Class A†	1,193	708,606
InfoSpace, Inc.†	4,283	35,549
NetEase.com, Inc. ADR†	554	20,027
Pacific Online, Ltd.	9,000	3,972
SINA Corp.†	341	23,468
Sohu.com, Inc.†	276	17,523
		819,859
Wire & Cable Products — 0.0%
LS Corp.†	244	22,897
Wireless Equipment — 0.3%
American Tower Corp., Class A†	5,700	294,348
Aruba Networks, Inc.†	1,221	25,494
InterDigital, Inc.	829	34,520
Nokia Oyj	3,324	34,380
QUALCOMM, Inc.	3,093	153,073
RF Micro Devices, Inc.†	1,972	14,494
		556,309
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	3,503	40,460
Total Common Stock (cost $117,460,862)		137,863,851
CONVERTIBLE PREFERRED STOCK — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co., Series B 4.75%	703	38,039
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. 7.25%†	26	11
Oil Companies-Exploration & Production — 0.0%
Apache Corp. 6.00%	536	35,515

Total CONVERTIBLE PREFERRED STOCK (cost $86,457)		73,565
PREFERRED STOCK — 0.7%
Auto-Cars/Light Trucks — 0.1%
Porsche Automobil Holding SE	853	68,004
Volkswagen AG	526	85,331
		153,335
Banks-Commercial — 0.2%
Banco Bradesco SA ADR	21,704	440,374
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*(14)	63	59,541
Diversified Minerals — 0.2%
Vale SA ADR	10,692	323,112
Medical-Biomedical/Gene — 0.0%
Biotest AG	782	48,425
Oil Companies-Integrated — 0.2%
Petroleo Brasileiro SA ADR	11,676	398,969
Real Estate Investment Trusts — 0.0%
Entertainment Properties Trust 5.75%	995	19,174
Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA	1,519	94,459
Total Preferred Stock (cost $1,254,896)		1,537,389
ASSET BACKED SECURITIES — 2.5%
Diversified Financial Services — 2.5%
Banc of America Commercial Mtg., Inc. VRS
Series 2005-1, Class XW
0.08% due 11/10/42*(3)(4)	$4,076,678	4,463
Banc of America Commercial Mtg., Inc. VRS Series 2004-5, Class XC 0.27% due 11/10/41*(3)(4)	1,079,349	14,633
Banc of America Commercial Mtg., Inc., Series 2006-5, Class A2 5.32% due 09/10/47(4)	310,000	318,819
Banc of America Commercial Mtg., Inc. VRS Series 2007-2, Class A2 5.63% due 04/10/49(4)	29,000	30,068
Bay View Auto Trust, Series 2005-LJ2, Class C 4.92% due 02/25/14	4,440	4,443
Bayview Commercial Asset Trust FRS Series 2005-1A, Class A1 0.56% due 04/25/35*(4)(14)	18,504	14,971
Bayview Commercial Asset Trust, Series 2005-3A, Class IO 2.87% due 11/25/35*(1)(3)(4)(14)	330,383	14,768
Bayview Financial Acquisition Trust FRS Series 2004-D, Class A 0.85% due 08/28/44	18,106	17,346
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2005-PW10, Class X1 0.06% due 12/11/40*(1)(3)(4)	6,051,467	13,253
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A2 5.12% due 12/11/38(4)	30,000	30,607
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A2 5.67% due 06/11/40(4)	31,000	32,698
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class XC 0.12% due 12/11/49*(3)(4)	1,490,539	13,487
Commercial Mtg. Acceptance Corp. VRS Series 1998-C2, Class F 5.44% due 09/15/30*(4)(14)	688,000	707,518
Commercial Mtg. Pass Through Certs. VRS Series 2005-C6, Class XC 0.06% due 06/10/44*(3)(4)	3,671,672	20,489
Commercial Mtg. Pass Through Certs. VRS Series 2006-C8, Class XS 0.14% due 12/10/46*(3)(4)	2,952,207	33,149
Commercial Mtg. Pass Through Certs. VRS Series 2005-LP5, Class XC 0.17% due 05/10/43*(3)(4)	1,175,898	11,555
Conseco Finance Securitizations Corp. FRS Series 2002-1, Class M1A 2.31% due 12/01/33	118,000	96,294

Conseco Finance Securitizations Corp., Series 2001-1, Class A5 6.99% due 07/01/31	189,266	192,810
Conseco Finance Securitizations Corp. VRS Series 2002-2, Class M1 7.42% due 03/01/33	4,000	3,541
Conseco Finance Securitizations Corp., Series 2000-5, Class A6 7.96% due 02/01/32(1)	18,694	16,077

Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 2A5 0.65% due 11/25/34	2,764	2,436
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2006-R2, Class AS 5.50% due 07/25/36*(3)(5)(14)	58,584	8,072
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-R2, Class 2A3 8.00% due 06/25/35*(5)(14)	31,711	28,246
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-TF2A, Class J 1.21% due 11/15/19*(4)(14)	50,000	47,394
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.07% due 02/15/40*(3)(4)	849,758	6,005
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.15% due 09/15/39*(3)(4)	485,980	7,459
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C5, Class AX 0.20% due 12/15/39(3)(4)	1,360,970	21,864
Credit Suisse Mtg. Capital Certs., Series 2007-C1, Class AAB 5.34% due 02/15/40(4)	56,000	58,211
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/49(4)	181,000	184,539
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C3, Class A2 5.72% due 06/15/39(4)	58,725	60,432
CS First Boston Mtg. Securities Corp. FRS Series 2004-TF2A, Class H 0.96% due 11/15/19*(4)	50,000	48,313
CS First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.73% due 05/15/38*(3)(4)	972,698	31,778
CS First Boston Mtg. Securities Corp. VRS Series 1998-C2, Class F 6.75% due 11/15/30*(4)(14)	44,000	46,731
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.07% due 07/10/45*(3)(4)	8,479,071	41,731
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class XC 0.07% due 11/10/45*(3)(4)	9,288,987	52,020
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.38% due 05/10/43*(3)(4)(14)	2,059,387	26,074
GMAC Commercial Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.32% due 07/15/29(3)(4)	286,419	10,698
Green Tree Financial Corp., Series 1999-1, Class A6 6.37% due 07/01/25	3,472	3,501
Green Tree Financial Corp., Series 1999-3, Class A7 6.74% due 02/01/31	6,216	6,279
Green Tree Financial Corp. VRS Series 1997-6, Class M1 7.21% due 01/15/29	27,000	22,694
Green Tree Financial Corp. VRS Series 1997-6, Class A9 7.55% due 01/15/29	28,683	30,269
Green Tree Financial Corp. VRS Series 1999-5, Class A5 7.86% due 03/01/30	127,870	113,910
Greenpoint Manufactured Housing VRS Series 2000-3, Class IA 8.45% due 06/20/31	33,721	35,124
Greenwich Capital Commercial Funding Corp. VRS Series 2005-GG5, Class XC 0.12% due 04/10/37*(3)(4)	5,142,588	12,996
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 4.57% due 08/10/42(4)	26,000	26,597
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2 5.38% due 03/10/39(4)	39,527	40,607
GS Mtg. Securities Corp. II VRS Series 2004-C1, Class X1 0.65% due 10/10/28*(3)(4)	332,133	68
GS Mtg. Securities Corp. II VRS Series 2003-C1, Class X1 0.84% due 01/10/40*(3)(4)	976,135	12,339
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A2 7.50% due 03/25/35*(5)(14)	21,955	20,363
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A2 7.50% due 09/25/35*(5)(14)	25,388	23,548
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A3 8.00% due 03/25/35*(5)(14)	19,718	18,092
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A3 8.00% due 09/25/35*(5)(14)	33,636	31,197
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A4 8.50% due 09/25/35*(5)(14)	9,627	9,332
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class X1 0.15% due 09/12/37*(3)(4)	2,070,851	16,015

JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP9, Class X 0.45% due 05/15/47(3)(4)	1,227,729	23,639
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5, Class A2 5.20% due 12/15/44(4)	145,000	151,485
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP8, Class A2 5.29% due 05/15/45(4)	220,139	226,811
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class A2S 5.30% due 05/15/47(4)	110,000	111,952
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB17, Class A3 5.45% due 12/12/43(4)	56,000	57,933
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP8, Class A3B 5.45% due 05/15/45(4)	63,000	65,652
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A3B 5.58% due 05/12/45(4)	171,000	177,923
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP7, Class A2 5.86% due 04/15/45(4)	36,851	37,268
JP Morgan Commercial Mtg. Finance Corp., Series 2000-C9, Class G 6.25% due 10/15/32*(4)(14)	20,987	20,963
JP Morgan Commercial Mtg. Finance Corp., Series 1997-C5, Class F 7.56% due 09/15/29(4)	21,148	22,188
LB Commercial Conduit Mtg. Trust VRS Series 2007-C3, Class A2 5.84% due 07/15/44(4)	164,000	170,799
LB-UBS Commercial Mtg. Trust VRS Series 2006-C1, Class XCL 0.09% due 02/15/41*(3)(4)	4,677,272	46,235
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.11% due 11/15/40*(3)(4)	4,357,309	30,858
LB-UBS Commercial Mtg. Trust VRS Series 2005-C5, Class XCL 0.19% due 09/15/40*(3)(4)	2,375,948	32,532
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.22% due 04/15/40*(3)(4)	3,458,999	30,910
LB-UBS Commercial Mtg. Trust VRS Series 2005-C3, Class XCL 0.30% due 07/15/40*(3)(4)	1,318,380	24,760
LB-UBS Commercial Mtg. Trust VRS Series 2003-C5, Class XCL 0.76% due 04/15/37*(3)(4)	82,359	1,345
LB-UBS Commercial Mtg. Trust, Series 2007-C7, Class A2 5.59% due 09/15/45(4)	88,000	90,695
Master Reperforming Loan Trust, Series 2005-1, Class 1A4 7.50% due 08/25/34*(5)(14)	29,385	28,901
Master Reperforming Loan Trust, Series 2005-2, Class 1A3 7.50% due 05/25/35*(5)(14)	31,777	29,791
Merit Securities Corp. FRS Series 11-PA, Class 3A1 0.88% due 04/28/27*(5)(14)	54,531	50,586
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.19% due 06/12/43*(3)(4)	1,844,365	21,970
Merrill Lynch Mtg. Trust, Series 2005-MKB2, Class A2 4.81% due 09/12/42(4)	29,355	29,338
Merrill Lynch Mtg. Investors, Inc. VRS Series 2004-WMC3, Class B3 5.00% due 01/25/35	441	13
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A2 5.61% due 05/12/39(4)	83,714	86,291
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A2 5.72% due 06/12/50(4)	69,000	71,759
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2006-4, Class XC 0.24% due 12/12/49*(3)(4)	2,829,983	35,262
Merrill Lynch/Countrywide Commercial Mtg. Trust FRS Series 2006-4, Class A2FL 0.38% due 12/12/49(4)	48,628	47,300
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-7, Class ASB 5.74% due 06/12/50(4)	31,000	32,509
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 4.15% due 07/15/45*(1)(3)(4)(14)	238,381	25,030
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 5.73% due 05/15/44*(1)(3)(4)(14)	161,245	12,900
Mid-State Trust, Series 11, Class B 8.22% due 07/15/38	7,667	7,180
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A 4.88% due 08/13/42(4)	119,695	121,383
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.61% due 04/15/49(4)	54,000	56,182
Morgan Stanley Capital I VRS Series 2007-IQ15, Class A2 5.84% due 06/11/49(4)	132,000	137,199

Morgan Stanley Capital I VRS Series 1998-CF1, Class D 7.35% due 07/15/32(4)	13,520	13,678
New Century Home Equity Loan Trust VRS Series 2003-5, Class AI7 5.15% due 11/25/33	19,600	19,772
Nomura Asset Acceptance Corp. VRS Series 2004-R3, Class PT 7.49% due 02/25/35*(5)(14)	32,051	30,637
Oakwood Mtg. Investors, Inc., Series 2002-C, Class A1 5.41% due 11/15/32	70,924	67,546
Oakwood Mtg. Investors, Inc., Series 2001-E, Class A4 6.81% due 12/15/31(1)	55,436	47,952
Oakwood Mtg. Investors, Inc. VRS Series 2000-A, Class A3 7.95% due 03/15/22	32,798	22,974
Structured Asset Securities Corp. FRS Series 2004-NP2, Class A 0.61% due 06/25/34*(5)(14)	30,056	24,471
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.14% due 04/15/42*(3)(4)	4,744,617	42,461
Wachovia Bank Commercial Mtg. Trust, Series 2006-C29, Class A2 5.28% due 11/15/48(4)	44,000	44,852
Wachovia Bank Commercial Mtg. Trust, Series 2006-C27, Class A2 5.62% due 07/15/45(4)	141,509	143,599
Wachovia Bank Commercial Mtg. Trust VRS Series 2007-C32, Class A2 5.74% due 06/15/49(4)	137,000	143,950
Total Asset Backed Securities (cost $5,906,882)		5,415,357
CONVERTIBLE BONDS & NOTES — 0.1%
Aerospace/Defense-Equipment — 0.1%
Alliant Techsystems, Inc. Company Guar. Notes 3.00% due 08/15/24	30,000	33,750
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.25% due 11/15/16	13,000	25,984
Electronic Components-Semiconductors — 0.0%
Advanced Micro Devices, Inc. Senior Notes 6.00% due 05/01/15	24,000	24,180
Real Estate Investment Trusts — 0.0%
Digital Realty Trust LP Company Guar. Notes 5.50% due 04/15/29*	10,000	13,425
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 06/15/14	10,000	12,675
Wire & Cable Products — 0.0%
General Cable Corp. VRS Sub. Notes 4.50% due 11/15/29	28,000	33,285
Total Convertible Bonds & Notes (cost $121,141)		143,299
U.S. CORPORATE BONDS & NOTES — 10.4%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Senior Notes 4.45% due 08/15/20	20,000	19,571
Omnicom Group, Inc. Senior Notes 5.90% due 04/15/16	15,000	16,717
		36,288
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. 7.88% due 04/15/18	10,000	10,625
Advertising Services — 0.0%
Vertis, Inc. Company Guar. Notes 13.50% due 04/01/14†(2)(6)(10)	37,902	1,895
Aerospace/Defense — 0.0%
Kratos Defense & Security Solutions, Inc. Senior Sec. Notes 10.00% due 06/01/17	40,000	44,300
Raytheon Co. Senior Notes 3.13% due 10/15/20	5,000	4,610
Raytheon Co. Senior Notes 4.88% due 10/15/40	15,000	14,050
		62,960
Aerospace/Defense-Equipment — 0.1%
Alliant Techsystems, Inc. Company Guar. Notes 6.88% due 09/15/20	10,000	10,287
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	30,000	30,975
TransDigm, Inc. Senior Sub. Notes 7.75% due 12/15/18*(14)	40,000	41,400

United Technologies Corp. Senior Notes 5.70% due 04/15/40	5,000		5,451
United Technologies Corp. Senior Notes 6.13% due 07/15/38	25,000		28,787
			116,900
Agricultural Chemicals — 0.0%
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	45,000		48,421
Airlines — 0.1%
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	10,000		10,400
Continental Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.56% due 08/15/13	15,000		15,431
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	22,283		23,230
Continental Airlines, Inc. Pass Through Certs. Series 1997-4, Class A 6.90% due 07/02/19	5,666		6,020
Delta Air Lines, Inc. Pass Through Certs. Series 2010-1A 6.20% due 07/02/18	5,000		5,313
Northwest Airlines, Inc. Pass Through Certs. Series 2000-1, Class G 7.15% due 04/01/21	24,897		24,648
United Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/24	13,033		13,228
			98,270
Alternative Waste Technology — 0.0%
Darling International, Inc. Company Guar. Notes 8.50% due 12/15/18*(14)	10,000		10,425
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/20*	35,000		33,250
Levi Strauss & Co. Senior Notes 8.88% due 04/01/16	50,000		52,750
			86,000
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Bonds 5.75% due 09/08/11	90,000		92,995
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	5,000		5,660
Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/15*	50,000		51,917
			150,572
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	50,000		53,750
Auto/Truck Parts & Equipment-Original — 0.2%
American Axle & Manufacturing, Inc. Company Guar. Notes 5.25% due 02/11/14	75,000		73,687
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	10,000		10,700
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	55,000		59,812
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/20*(14)	25,000		25,563
Tenneco, Inc. Senior Notes 7.75% due 08/15/18*	15,000		15,900
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	20,000		21,200
TRW Automotive, Inc. Company Guar. Notes 6.38% due 03/15/14*(14)	EUR	80,000	110,646
			317,508
Auto/Truck Parts & Equipment-Replacement — 0.1%
Affinia Group Holdings, Inc. Senior Sub. Notes 9.00% due 11/30/14*(14)	15,000		15,412
Affinia Group Holdings, Inc. Senior Sec. Notes 10.75% due 08/15/16*	14,000		15,540
Allison Transmission, Inc. Company Guar. Notes 11.00% due 11/01/15*	35,000		38,150
Allison Transmission, Inc. Company Guar. Notes 11.25% due 11/01/15*(7)	42,100		45,889
			114,991
Banks-Commercial — 0.2%
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	20,000		20,200

CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	50,000	50,125
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	85,000	85,319
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	180,000	180,450
Wachovia Capital Trust V Ltd. Guar. Notes 7.97% due 06/01/27*(14)	100,000	98,498
		434,592
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.30% due 06/01/67	105,000	78,795
Banks-Money Center — 0.0%
BankAmerica Capital III FRS Ltd. Guar. Notes 0.86% due 01/15/27	35,000	24,882
Banks-Mortgage — 0.0%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*(14)	20,000	20,750
Banks-Super Regional — 0.1%
Bank of America Corp. FRS Bank Guar. Notes 1.30% due 12/18/28	45,000	31,407
Wachovia Corp. Senior Notes 5.50% due 05/01/13	95,000	103,379
Wachovia Corp. Senior Notes 5.75% due 06/15/17	50,000	55,352
Wells Fargo Capital XV FRS Ltd. Guar. Notes 9.75% due 09/26/13(8)	25,000	27,719
		217,857
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	45,000	47,700
Diageo Investment Corp. Company Guar. Debentures 8.00% due 09/15/22	45,000	56,312
		104,012
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	54,000	67,195
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	61,000	82,752
		149,947
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	30,000	26,850
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 12/15/17	115,000	125,925
XM Satellite Radio Holdings, Inc. Company Guar. Notes 13.00% due 08/01/14*	60,000	71,400
XM Satellite Radio, Inc. Company Guar. Notes 7.63% due 11/01/18*	40,000	41,300
		265,475
Building & Construction Products-Misc. — 0.2%
Associated Materials LLC Senior Sec. Notes 9.13% due 11/01/17*	35,000	36,575
Building Materials Corp. of America Senior Notes 6.88% due 08/15/18*(14)	15,000	14,850
Building Materials Corp. of America Senior Sec. Notes 7.00% due 02/15/20*(14)	15,000	15,413
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/20*	30,000	30,525
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/18*	20,000	20,650
Nortek, Inc. Senior Sec. Notes 11.00% due 12/01/13	40,044	42,647
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/19	110,000	129,051
Roofing Supply Group LLC / Roofing Supply Finance, Inc. Senior Sec. Notes 8.63% due 12/01/17*(14)	30,000	30,900
USG Corp. Company Guar. Notes 8.38% due 10/15/18*	15,000	14,700
		335,311
Building-Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Company Guar. Notes 6.88% due 07/15/15	35,000	33,863
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 06/15/18	20,000	19,400

Beazer Homes USA, Inc. Senior Notes 9.13% due 05/15/19*	20,000	19,000
DR Horton, Inc. Company Guar. Notes 7.88% due 08/15/11	10,000	10,350
Lennar Corp. Company Guar. Notes 6.95% due 06/01/18	50,000	47,500
M/I Homes Inc Senior Notes 8.63% due 11/15/18*	50,000	50,500
Meritage Homes Corp. Company Guar. Notes 6.25% due 03/15/15	10,000	10,050
Meritage Homes Corp. Company Guar. Notes 7.15% due 04/15/20	5,000	4,975
Standard Pacific Corp. Company Guar. Notes 7.00% due 08/15/15	5,000	5,250
Standard Pacific Corp. Company Guar. Notes 8.38% due 01/15/21*(14)	25,000	24,250
Standard Pacific Corp. Company Guar. Notes 10.75% due 09/15/16	45,000	51,862
		277,000
Cable/Satellite TV — 0.3%
Bresnan Broadband Holdings LLC Company Guar. Notes 8.00% due 12/15/18*(14)	15,000	15,450
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/18	20,000	20,950
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/20	10,000	10,700
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/17	65,000	70,769
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 13.50% due 11/30/16	123,576	147,364
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18	15,000	15,525
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*(14)	60,000	62,700
Comcast Cable Communications LLC Company Guar. Notes 8.88% due 05/01/17	40,000	49,975
Comcast Corp. Company Guar. Bonds 6.55% due 07/01/39	25,000	27,188
Comcast Corp. Company Guar. Notes 6.95% due 08/15/37	10,000	11,311
CSC Holdings, Inc. Senior Notes 6.75% due 04/15/12	14,000	14,543
DIRECTV Holdings LLC Company Guar. Notes 6.35% due 03/15/40	20,000	21,039
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	50,000	54,342
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	5,000	5,544
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/19	45,000	47,025
Echostar DBS Corp. Company Guar. Notes 6.38% due 10/01/11	10,000	10,300
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	15,000	15,563
Echostar DBS Corp. Company Guar. Notes 7.00% due 10/01/13	30,000	32,025
Mediacom LLC / Mediacom Capital Corp. Notes 9.13% due 08/15/19	20,000	20,400
TCI Communications, Inc. Senior Notes 7.88% due 02/15/26	5,000	5,915
Tele-Communications, Inc. Company Guar. Debentures 9.80% due 02/01/12	10,000	10,884
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/18	5,000	5,828
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	10,000	11,045
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	20,000	23,386
Time Warner Cable, Inc. Company Guar. Notes 7.50% due 04/01/14	25,000	28,670
		738,441
Casino Hotels — 0.2%
Ameristar Casinos, Inc. Company Guar. Notes 9.25% due 06/01/14	40,000	42,800

Harrah’s Operating Co., Inc.
Senior Sec. Notes
11.25% due 06/01/17	170,000	191,250
MGM Mirage, Inc.
Company Guar. Notes
6.63% due 07/15/15	15,000	13,744
MGM Mirage, Inc.
Senior Sec. Notes
9.00% due 03/15/20*	10,000	11,000
MGM Mirage, Inc.
Senior Sec. Notes
10.38% due 05/15/14	5,000	5,613
MTR Gaming Group, Inc.
Senior Sec. Notes
12.63% due 07/15/14	45,000	46,687
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.
1st. Mtg. Notes
7.75% due 08/15/20	20,000	21,650
		332,744
Casino Services — 0.0%
American Casino & Entertainment Properties LLC Senior Sec. Notes 11.00% due 06/15/14	35,000	35,525
Cellular Telecom — 0.2%
Buccaneer Merger Sub, Inc. Senior Notes 9.13% due 01/15/19*(14)	30,000	30,975
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20*	85,000	80,962
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	5,000	5,356
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/20	15,000	14,288
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	65,000	67,438
NII Capital Corp. Company Guar. Notes 10.00% due 08/15/16	70,000	77,525
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/17	80,000	85,800
		362,344
Chemicals-Diversified — 0.2%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18*	15,000	15,487
Lyondell Chemical Co. Senior Sec. Notes 8.00% due 11/01/17*	100,000	110,625
Lyondell Chemical Co. Senior Sec. Notes 11.00% due 05/01/18	100,000	113,250
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21*	55,000	58,025
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14	15,000	16,744
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	20,000	21,400
Solutia, Inc. Company Guar. Notes 8.75% due 11/01/17	35,000	38,325
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15	20,000	22,144
The Dow Chemical Co. Senior Notes 8.55% due 05/15/19	75,000	93,994
		489,994
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	10,000	10,688
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20*	15,000	15,862
		26,550
Chemicals-Specialty — 0.1%
Chemtura Corp. Company Guar. Notes 7.88% due 09/01/18*	10,000	10,625
Ferro Corp. Senior Notes 7.88% due 08/15/18	50,000	52,750
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/20	20,000	21,750
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	15,000	16,200
Nalco Co. Senior Notes 6.63% due 01/15/19*(14)	15,000	15,337
Omnova Solutions, Inc. Company Guar. Notes 7.88% due 11/01/18*	10,000	10,075
Vertellus Specialties, Inc. Senior Sec. Notes 9.38% due 10/01/15*(14)	20,000	21,200
		147,937

Coal — 0.2%
Arch Coal, Inc. Company Guar. Notes 7.25% due 10/01/20	35,000	36,925
Arch Western Finance LLC Company Guar. Notes 6.75% due 07/01/13	43,000	43,430
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17*	40,000	42,600
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	70,000	75,600
International Coal Group, Inc. Senior Sec. Notes 9.13% due 04/01/18	35,000	37,975
Massey Energy Co. Company Guar. Notes 6.88% due 12/15/13	80,000	81,000
Peabody Energy Corp. Company Guar. Notes 5.88% due 04/15/16	15,000	15,075
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	25,000	26,687
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	95,000	105,450
		464,742
Commercial Services — 0.1%
Brickman Group Holdings, Inc. Senior Notes 9.13% due 11/01/18*(14)	10,000	10,125
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	40,000	39,600
Ceridian Corp. Company Guar. Notes 12.25% due 11/15/15(7)	50,000	50,500
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	85,000	85,319
Iron Mountain, Inc. Company Guar. Notes 8.00% due 06/15/20	20,000	21,000
PHH Corp. Senior Notes 9.25% due 03/01/16*	20,000	21,100
		227,644
Commercial Services-Finance — 0.1%
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/18*	45,000	49,275
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	73,000	74,825
		124,100
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*(14)	30,000	32,250
Computer Sciences Corp. Senior Notes 6.50% due 03/15/18	35,000	38,105
SunGard Data Systems, Inc. Senior Notes 7.63% due 11/15/20*	45,000	45,563
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	24,000	25,230
Unisys Corp. Senior Sec. Notes 14.25% due 09/15/15*	75,000	89,437
		230,585
Computers — 0.0%
Dell, Inc. Senior Notes 5.88% due 06/15/19	5,000	5,471
Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.63% due 01/15/18	5,000	5,263
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/20	30,000	31,950
		37,213
Consumer Products-Misc. — 0.2%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/18	40,000	40,900
Fortune Brands, Inc. Senior Notes 3.00% due 06/01/12	50,000	50,750
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	95,000	100,106
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/18	25,000	25,875
Scotts Miracle-Gro Co. Senior Notes 6.63% due 12/15/20*(14)	30,000	30,000
Spectrum Brands, Inc. Senior Sec. Notes 9.50% due 06/15/18*(14)	20,000	21,975
Spectrum Brands, Inc. Company Guar. Notes 12.00% due 08/28/19(7)	18,781	20,964

Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	60,000	62,400
		352,970
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Senior Sec. Notes 9.75% due 01/15/21*	40,000	39,600
Graham Packaging Co., LP/GPC Capital Corp. I Company Guar. Notes 8.25% due 10/01/18	5,000	5,250
Graphic Packaging International, Inc. Company Guar. Notes 7.88% due 10/01/18	10,000	10,475
Jefferson Smurfit Corp. Escrow Notes 8.25% due 10/01/12†(14)(18)	15,000	487
Sealed Air Corp. Senior Notes 5.63% due 07/15/13*	14,000	14,794
Sealed Air Corp. Senior Notes 6.88% due 07/15/33*	20,000	18,753
Sealed Air Corp. Senior Notes 7.88% due 06/15/17	15,000	16,495
Smurfit-Stone Container Enterprises, Inc. Escrow Notes 8.38% due 07/01/12†(1)(14)(18)	10,000	0
		105,854
Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc. Company Guar. Notes 7.75% due 01/15/14	60,000	60,862
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	70,000	74,025
		134,887
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	20,000	21,050
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/20*	10,000	10,575
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(10)	221,656	210,019
First Data Corp. Senior Notes 12.63% due 01/15/21*(14)	15,000	14,325
		255,969
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.38% due 11/01/18	25,000	24,875
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	10,000	9,900
		34,775
Direct Marketing — 0.1%
Affinion Group Holdings, Inc. Company Guar. Notes 11.63% due 11/15/15*	35,000	36,312
Affinion Group, Inc. Senior Notes 7.88% due 12/15/18*	40,000	39,000
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/15	40,000	41,600
		116,912
Diversified Banking Institutions — 0.3%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/17*	25,000	25,000
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/20*	15,000	15,731
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	20,000	21,850
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/15	20,000	22,000
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	30,000	31,034
Citigroup, Inc. Sub. Notes 5.63% due 08/27/12	35,000	36,727
Citigroup, Inc. Sub. Notes 6.63% due 06/15/32	54,000	54,039
GMAC LLC FRS Company Guar. Notes 2.50% due 12/01/14	21,000	19,539
GMAC LLC Senior Notes 6.75% due 12/01/14	82,000	85,921
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	25,000	25,560
JP Morgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/77	138,000	106,417
JP Morgan Chase Capital XVIII Ltd. Guar. Bonds 6.95% due 08/01/66	37,000	37,126

JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	25,000	28,456
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	25,000	27,530
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	45,000	52,470
		589,400
Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS Senior Notes 0.42% due 11/01/12	20,000	19,894
General Electric Capital Corp. FRS Senior Notes 0.49% due 05/11/16	45,000	42,318
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	140,000	161,792
		224,004
Diversified Manufacturing Operations — 0.1%
GE Capital Trust I FRS Sub. Notes 6.38% due 11/15/67	90,000	88,875
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/38	15,000	17,021
		105,896
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 7.13% due 03/15/17	40,000	41,200
Leucadia National Corp. Senior Notes 8.13% due 09/15/15	15,000	16,350
		57,550
E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20	35,000	35,175
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	50,000	54,750
		89,925
Electric-Distribution — 0.0%
Aquila, Inc. Senior Notes 11.88% due 07/01/12	45,000	51,044
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	110,000	116,325
Bruce Mansfield Unit 1 Pass Through Certs. Series 2001-2 6.85% due 06/01/34	19,622	20,826
Edison Mission Energy Senior Notes 7.20% due 05/15/19	40,000	30,900
Edison Mission Energy Senior Notes 7.50% due 06/15/13	10,000	9,800
Edison Mission Energy Senior Notes 7.75% due 06/15/16	15,000	12,900
		190,751
Electric-Integrated — 0.5%
AEP Texas North Co. Senior Notes 5.50% due 03/01/13	10,000	10,747
Ameren Illinois Co. Senior Sec. Notes 9.75% due 11/15/18	15,000	19,326
Appalachian Power Co. Senior Notes 5.80% due 10/01/35	20,000	19,995
CMS Energy Corp. FRS Senior Notes 1.24% due 01/15/13	25,000	24,531
CMS Energy Corp. Senior Notes 8.50% due 04/15/11	56,000	57,082
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	10,000	11,213
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/33	25,000	25,796
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/17	25,000	28,306
Dominion Resources, Inc. FRS Jr. Sub Notes 6.30% due 09/30/66	105,000	102,375
Edison International Senior Notes 3.75% due 09/15/17	25,000	24,824
Energy Future Holdings Corp. Senior Sec. Notes 9.75% due 10/15/19	19,000	19,048
Energy Future Holdings Corp. Senior Sec. Notes 10.25% due 01/15/20*	15,000	15,432
Energy Future Holdings Corp. Company Guar. Notes 11.25% due 11/01/17(7)	8,586	5,152

Energy Future Intermediate Holding Co. LLC Senior Sec. Notes 9.75% due 10/15/19	36,000	36,090
Energy Future Intermediate Holding Co. LLC Senior Sec. Notes 10.00% due 12/01/20	16,000	16,500
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	2,000	2,081
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	35,000	37,362
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/21	12,487	13,604
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	25,000	27,005
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/37	5,000	5,656
MidAmerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	10,000	11,566
Nevada Power Co. General Refunding Mtg. Notes 6.50% due 08/01/18	10,000	11,546
NiSource Finance Corp. Company Guar. Notes 10.75% due 03/15/16	20,000	26,748
NV Energy, Inc. Senior Notes 6.25% due 11/15/20	20,000	20,100
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	20,000	21,196
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/38	10,000	11,327
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/37	15,000	16,999
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/16*	20,000	22,022
PPL Energy Supply LLC Senior Notes 5.70% due 10/15/35	10,000	10,945
Puget Sound Energy, Inc. FRS Jr. Sub. Bonds 6.97% due 06/01/67	40,000	39,463
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	22,000	22,703
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	5,000	5,664
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.50% due 11/01/16(7)	61,360	30,680
Texas Competitive Electric Holdings Co., LLC / TCEH Finance, Inc. Senior Sec. Notes 15.00% due 04/01/21*	25,000	21,875
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/19*(14)	55,000	70,027
Union Electric Co. Senior Sec. Notes 6.70% due 02/01/19	20,000	23,313
Wisconsin Energy Corp. FRS Jr. Sub. Notes 6.25% due 05/15/67	125,000	123,125
		991,424
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/16*(14)	20,000	22,359
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	15,000	16,486
		38,845
Electronic Components-Semiconductors — 0.1%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/20*	10,000	10,375
Advanced Micro Devices, Inc. Senior Notes 8.13% due 12/15/17	5,000	5,300
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	38,000	39,710
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(7)	6,517	6,810
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	40,000	44,000
Freescale Semiconductor, Inc. Company Guar. Notes 10.13% due 12/15/16	10,000	10,525
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	20,000	22,500
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/20*(14)	35,000	38,150
		177,370

Electronic Connectors — 0.0%
Amphenol Corp. Senior Notes 4.75% due 11/15/14	35,000	37,391
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/20	30,000	30,600
Filtration/Separation Products — 0.0%
Polypore International, Inc. Company Guar. Notes 7.50% due 11/15/17*	20,000	20,400
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX FRS Ltd. Guar. Bonds 5.91% due 11/30/35	100,000	92,000
SLM Corp. Senior Notes 5.00% due 10/01/13	90,000	90,233
SLM Corp. Senior Notes 8.00% due 03/25/20	30,000	30,417
		212,650
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/19	85,000	105,758
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	15,000	15,000
		120,758
Finance-Investment Banker/Broker — 0.2%
E*Trade Financial Corp. Senior Notes 12.50% due 11/30/17(7)	55,000	64,625
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	65,000	68,723
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	60,000	65,662
TD Ameritrade Holding Corp. Company Guar. Notes 5.60% due 12/01/19	30,000	31,416
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	60,000	68,402
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	40,000	47,402
		346,230
Finance-Mortgage Loan/Banker — 0.0%
Residential Capital LLC Sec. Notes 9.63% due 05/15/15	40,000	40,400
Finance-Other Services — 0.1%
Beaver Valley Funding Corp. Senior Sec. Notes 9.00% due 06/01/17	27,000	29,358
ERAC USA Finance LLC Company Guar. Notes 5.25% due 10/01/20*(14)	15,000	15,253
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 7.75% due 01/15/16	20,000	20,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 8.00% due 01/15/18	75,000	75,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 9.25% due 04/01/15	60,000	62,475
		202,086
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	40,000	36,700
Food-Meat Products — 0.1% JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 11.63% due 05/01/14	40,000	46,800
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	65,000	74,912
Tyson Foods, Inc. Senior Notes 8.25% due 10/01/11	20,000	20,900
Tyson Foods, Inc. Company Guar. Notes 10.50% due 03/01/14	35,000	41,388
		184,000
Food-Misc. — 0.1%
Bumble Bee Acquisition Corp. Senior Sec. Notes 9.00% due 12/15/17*(14)	30,000	31,200
Campbell Soup Co. Senior Debentures 8.88% due 05/01/21	15,000	20,669
Dole Food Co., Inc. Senior Sec. Notes 8.00% due 10/01/16*	20,000	21,100
Dole Food Co., Inc. Senior Sec. Notes 13.88% due 03/15/14	19,000	23,228
General Mills, Inc. Senior Notes 5.65% due 02/15/19	5,000	5,566
HJ Heinz Co. Senior Notes 5.35% due 07/15/13	20,000	21,928

HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	5,000	5,880
Kraft Foods, Inc. Senior Notes 6.13% due 08/23/18	20,000	22,868
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	113,000	126,631
Michael Foods, Inc. Senior Notes 9.75% due 07/15/18*(14)	20,000	21,850
		300,920
Food-Retail — 0.0%
SUPERVALU, Inc. Senior Notes 7.50% due 11/15/14	35,000	33,775
The Kroger Co. Company Guar. Notes 6.15% due 01/15/20	15,000	16,998
The Kroger Co. Company Guar. Notes 6.75% due 04/15/12	10,000	10,675
		61,448
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 6.75% due 04/01/16	85,000	86,487
Service Corp. International Senior Notes 7.00% due 05/15/19	15,000	15,000
		101,487
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc. Company Guar. Notes 7.00% due 03/01/14	40,000	39,200
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/15*(6)	50,000	6,563
Pinnacle Entertainment, Inc. Company Guar. Notes 7.50% due 06/15/15	35,000	35,087
Pinnacle Entertainment, Inc. Company Guar. Notes 8.63% due 08/01/17	10,000	10,900
		91,750
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	20,000	22,046
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	10,000	12,518
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	15,000	16,310
National Fuel Gas Co. Senior Notes 5.25% due 03/01/13	10,000	10,603
		61,477
Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	100,000	93,750
Home Furnishings — 0.0%
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14	20,000	20,450
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*	36,000	40,680
		61,130
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/20	25,000	24,276
Housewares — 0.0% Libbey Glass, Inc. Senior Sec. Notes 10.00% due 02/15/15*	20,000	21,500
Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 7.25% due 10/15/17*	80,000	80,000
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	30,000	30,375
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	105,000	70,087
GenOn Escrow Corp. Senior Notes 9.50% due 10/15/18*	10,000	9,938
GenOn Escrow Corp. Senior Notes 9.88% due 10/15/20*	55,000	54,588
Mirant North America LLC Company Guar. Notes 7.38% due 12/31/13	135,000	137,543
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	145,000	148,625
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,600
		551,756
Insurance Brokers — 0.0%
HUB International Holdings, Inc. Senior Notes 9.00% due 12/15/14*	5,000	5,063
HUB International Holdings, Inc. Senior Sub. Notes 10.25% due 06/15/15*	25,000	25,062
USI Holdings Corp. FRS Company Guar. Notes 4.16% due 11/15/14*(14)	5,000	4,375
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	5,000	5,138
		39,638

Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.90% due 12/17/39	15,000	16,110
CNO Financial Group, Inc. Senior Sec. Notes 9.00% due 01/15/18*(14)	10,000	10,400
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/15	10,000	10,096
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/33*(14)	20,000	17,465
Prudential Financial, Inc. Senior Notes 5.10% due 09/20/14	45,000	48,338
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	15,000	16,542
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	15,000	17,686
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/39*	45,000	52,650
		189,287
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Notes 8.13% due 06/15/68	50,000	53,125
Loews Corp. Senior Notes 5.25% due 03/15/16	15,000	16,265
MetLife, Inc. Junior. Sub. Notes 6.40% due 12/15/66	45,000	42,300
MetLife, Inc. Senior Notes 6.75% due 06/01/16	55,000	63,798
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/31*(14)	15,000	15,422
		190,910
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*(14)	35,000	31,008
Liberty Mutual Group, Inc. FRS Company Guar. Bonds 10.75% due 06/15/88*(14)	20,000	24,200
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	30,000	40,153
		95,361
Insurance-Property/Casualty — 0.1%
The Progressive Corp. FRS Jr. Sub. Notes 6.70% due 06/15/67	120,000	123,300
Investment Management/Advisor Services — 0.0%
Nuveen Investments, Inc. Company Guar. Notes 10.50% due 11/15/15	40,000	40,900
Machine Tools & Related Products — 0.0%
Thermadyne Holdings Corp. Senior Sec. Notes 9.00% due 12/15/17*	30,000	30,938
Machinery-Construction & Mining — 0.0%
Terex Corp. Senior Sub. Notes 8.00% due 11/15/17	55,000	55,550
Machinery-Electrical — 0.0%
Baldor Electric Co. Company Guar. Notes 8.63% due 02/15/17	20,000	22,400
Machinery-Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	25,000	27,313
Machinery-General Industrial — 0.0%
Altra Holdings, Inc. Senior Sec. Notes 8.13% due 12/01/16	55,000	58,300
Machinery-Thermal Process — 0.0%
Cleaver-Brooks, Inc. Senior Sec. Notes 12.25% due 05/01/16*(14)	30,000	31,838
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/20	8,000	7,913
Quest Diagnostics, Inc. Company Guar. Notes 5.75% due 01/30/40	12,000	11,431
		19,344
Medical Products — 0.0%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	65,000	71,013
Medical-Biomedical/Gene — 0.0%
Talecris Biotherapeutics Holdings Corp. Company Guar. Notes 7.75% due 11/15/16	5,000	5,425
Medical-Drugs — 0.0%
Quintiles Transnational Corp. Senior Notes 9.50% due 12/30/14*(7)	35,000	35,875
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 10/01/17*	5,000	4,975
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/18*	15,000	14,887
Valeant Pharmaceuticals International Company Guar. Notes 7.00% due 10/01/20*	5,000	4,938
		60,675

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 6.00% due 06/15/16	10,000	11,403
Aetna, Inc. Senior Notes 6.50% due 09/15/18	15,000	17,278
Multiplan, Inc. Company Guar. Notes 9.88% due 09/01/18*(14)	30,000	31,875
UnitedHealth Group, Inc. Senior Notes 5.80% due 03/15/36	5,000	5,073
UnitedHealth Group, Inc. Senior Notes 6.50% due 06/15/37	25,000	27,604
WellPoint, Inc. Senior Notes 7.00% due 02/15/19	35,000	41,200
		134,433
Medical-Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	35,000	37,100
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	55,000	57,750
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/21*	35,000	35,000
HCA, Inc. Sec. Notes 9.13% due 11/15/14	115,000	120,606
HCA, Inc. Sec. Notes 9.25% due 11/15/16	35,000	37,341
HCA, Inc. Sec. Notes 9.63% due 11/15/16(7)	42,000	44,993
Health Management Associates, Inc. Senior Sec. Notes 6.13% due 04/15/16	45,000	45,450
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	65,000	66,706
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	20,000	20,000
Tenet Healthcare Corp. Senior Notes 8.00% due 08/01/20*	35,000	35,525
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15	105,000	116,550
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/18	8,000	9,320
United Surgical Partners Company Guar. Notes 8.88% due 05/01/17	15,000	15,450
		641,791
Medical-Outpatient/Home Medical — 0.0%
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/15*(7)(14)	16,477	16,642
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/17*(14)	15,000	15,225
		31,867
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	179,000	198,019
Metal-Iron — 0.0%
Atkore International, Inc. Senior Sec. Notes 9.88% due 01/01/18*(14)	35,000	36,400
Miscellaneous Manufacturing — 0.0%
Reddy Ice Corp. Senior Sec. Notes 11.25% due 03/15/15	30,000	30,675
Multimedia — 0.1%
NBC Universal, Inc. Senior Notes 5.15% due 04/30/20*	20,000	20,732
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	20,000	21,239
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/24	20,000	23,582
News America Holdings, Inc. Company Guar. Debentures 7.75% due 12/01/45	10,000	11,885
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	35,000	41,933
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/23	10,000	13,123
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	25,000	31,391
Time Warner, Inc. Company Guar. Notes 4.70% due 01/15/21	10,000	10,182
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/32	45,000	54,931
		228,998
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	55,000	58,988
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	30,000	33,000
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/19	15,000	16,358
		49,358

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15	25,000	28,125
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Senior Sec. Notes 10.50% due 10/15/17*	20,000	16,550
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	20,000	21,486
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/17	35,000	38,126
ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15*	15,000	14,179
Brigham Exploration Co. Company Guar. Notes 8.75% due 10/01/18*	25,000	27,000
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18*	40,000	41,200
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	60,000	60,900
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/20*	25,000	26,375
Chesapeake Energy Corp. Company Guar. Notes 7.63% due 07/15/13	20,000	21,675
Denbury Resources, Inc. Company Guar. Notes 7.50% due 12/15/15	40,000	41,400
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/20	45,000	48,825
EOG Resources, Inc. Senior Notes 5.63% due 06/01/19	15,000	16,564
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/18	80,000	78,200
Forest Oil Corp. Company Guar. Notes 8.00% due 12/15/11	80,000	83,600
Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	69,000	70,380
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	45,000	50,400
Plains Exploration & Production Co. Company Guar. Notes 7.00% due 03/15/17	85,000	87,337
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	10,000	9,575
Quicksilver Resources, Inc. Company Guar. Notes 11.75% due 01/01/16	45,000	52,425
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	15,000	15,469
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18	40,000	43,200
SandRidge Energy, Inc. Company Guar. Notes 8.00% due 06/01/18*	15,000	15,225
Whiting Petroleum Corp. Company Guar. Notes 7.00% due 02/01/14	50,000	52,500
		916,041
Oil Field Machinery & Equipment — 0.1%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	50,000	51,750
Thermon Industries, Inc. Senior Sec. Notes 9.50% due 05/01/17*	40,000	42,600
		94,350
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*(14)	5,000	5,291
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/40*(14)	20,000	23,245
		28,536
Oil-Field Services — 0.1%
Frac Tech Services LLC/Frac Tech Finance, Inc. Company Guar. Notes 7.13% due 11/15/18*	35,000	35,525
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	85,000	87,337
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	55,000	58,025
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	5,000	5,549
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37	5,000	5,253
		191,689
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*(14)	45,000	44,491
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*(14)	5,000	5,187
Georgia-Pacific LLC Senior Bonds 8.13% due 05/15/11	30,000	30,975
International Paper Co. Senior Notes 7.95% due 06/15/18	11,000	13,090
International Paper Co. Senior Notes 9.38% due 05/15/19	76,000	97,758
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14	50,000	47,000

Verso Paper Holdings LLC / Verso Paper, Inc. Sec. Notes 9.13% due 08/01/14	15,000	15,450
Verso Paper Holdings LLC / Verso Paper, Inc. Company Guar. Notes 11.38% due 08/01/16	25,000	25,062
Verso Paper Holdings LLC / Verso Paper, Inc. FRS Sec. Notes 4.04% due 08/01/14	20,000	18,000
		297,013
Petrochemicals — 0.0%
TPC Group LLC Senior Sec. Notes 8.25% due 10/01/17*(14)	30,000	31,425
Pharmacy Services — 0.0%
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	18,000	20,123
Express Scripts, Inc. Company Guar. Notes 7.25% due 06/15/19	7,000	8,286
Omnicare, Inc. Company Guar. Notes 6.13% due 06/01/13	35,000	35,175
Omnicare, Inc. Company Guar. Notes 6.88% due 12/15/15	10,000	10,175
		73,759
Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16	30,000	32,325
Physicians Practice Management — 0.0%
US Oncology Holdings, Inc. FRS Senior Notes 6.74% due 03/15/12(7)	55,000	55,413
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	20,000	20,150
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/18	45,000	48,206
DCP Midstream LLC Senior Notes 5.35% due 03/15/20*	20,000	20,729
Duke Capital Corp. Senior Notes 8.00% due 10/01/19	15,000	18,274
El Paso Corp. Senior Notes 7.00% due 06/15/17	85,000	89,702
El Paso Corp. Notes 7.75% due 01/15/32	35,000	34,816
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	30,000	35,286
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	10,000	10,492
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	25,000	25,750
Spectra Energy Capital LLC Company Guar. Notes 5.65% due 03/01/20	5,000	5,311
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/15/18	10,000	11,107
The Williams Cos., Inc. Senior Bonds 7.75% due 06/15/31	22,000	24,813
The Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	15,000	17,705
		362,341
Poultry — 0.0%
Simmons Foods, Inc. Senior Sec. Notes 10.50% due 11/01/17*(14)	25,000	26,688
Printing-Commercial — 0.0%
Cenveo Corp. Senior Sec. Notes 8.88% due 02/01/18	30,000	29,025
Cenveo Corp. Company Guar. Notes 10.50% due 08/15/16*	10,000	9,825
		38,850
Private Corrections — 0.1%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	91,000	96,574
Property Trust — 0.0%
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/19*(14)	60,000	66,841
WEA Finance LLC Company Guar. Notes 7.13% due 04/15/18*	20,000	23,008
		89,849
Publishing-Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	50,000	51,625
Publishing-Newspapers — 0.0%
The McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17	35,000	39,331
Publishing-Periodicals — 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/18*	25,000	25,875
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(16)	90,000	94,500
		120,375

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/19	50,000	54,500
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Sub. Notes 8.75% due 08/15/19	20,000	22,050
Yonkers Racing Corp. Senior Sec. Notes 11.38% due 07/15/16*(14)	54,000	59,467
		81,517
Radio — 0.0%
Citadel Broadcasting Corp. Company Guar. Notes 7.75% due 12/15/18*(14)	10,000	10,350
Real Estate Investment Trusts — 0.2%
Duke Realty LP Senior Notes 6.25% due 05/15/13	5,000	5,373
Duke Realty LP Senior Notes 6.50% due 01/15/18	10,000	10,670
Felcor Lodging LP Senior Sec. Notes 10.00% due 10/01/14	60,000	67,200
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	20,000	20,918
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/17	20,000	20,590
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	25,000	26,815
Nationwide Health Properties, Inc. Senior Notes 6.50% due 07/15/11	10,000	10,274
Omega Healthcare Investors, Inc. Company Guar. Notes 6.75% due 10/15/22*(14)	84,000	83,265
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18*	20,000	20,650
Simon Property Group LP Senior Notes 4.38% due 03/01/21	25,000	24,706
Simon Property Group LP Senior Notes 5.65% due 02/01/20	53,000	57,332
Simon Property Group LP Senior Notes 6.13% due 05/30/18	20,000	22,479
Tanger Properties LP Senior Notes 6.13% due 06/01/20	15,000	16,101
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	60,000	62,868
Vornado Realty LP Senior Notes 4.25% due 04/01/15	35,000	35,333
		484,574
Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc. Company Guar. Notes 6.63% due 10/15/20*	10,000	10,000
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	35,000	40,556
Realogy Corp. Company Guar. 11.50% due 04/15/17*	115,000	101,503
		152,059
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(14)	50,000	225
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
Company Guar. Notes 7.63% due 05/15/14	35,000	35,875
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. Company Guar. Notes 7.75% due 05/15/16	30,000	30,600
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	10,000	10,775
Hertz Corp. Company Guar. Notes 7.50% due 10/15/18*	15,000	15,562
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Sec. Notes 10.00% due 07/15/17*	20,000	22,450
The Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	50,000	51,125
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	15,000	15,263
		181,650
Resorts/Theme Parks — 0.0%
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/18*	5,000	5,381
Universal City Development Partners, Ltd./ UCDP Finance, Inc. Company Guar. Notes 8.88% due 11/15/15	75,000	79,688
		85,069
Retail-Apparel/Shoe — 0.0%
Burlington Coat Factory Warehouse Corp. Company Guar. Notes 11.13% due 04/15/14	40,000	41,300
Giraffe Acquisition Corp. Senior Notes 9.13% due 12/01/18*	15,000	15,637

Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	15,000	15,825
		72,762
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	30,000	32,700
Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 5.75% due 05/01/20	25,000	26,116
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/18	25,000	25,750
United Auto Group Company Guar. Notes 7.75% due 12/15/16	50,000	51,000
		76,750
Retail-Drug Store — 0.1%
CVS Caremark Corp. FRS Jr. Sub. Notes 6.30% due 06/01/62	30,000	28,912
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	78,741	89,469
Rite Aid Corp. Senior Sec. Notes 7.50% due 03/01/17	35,000	33,644
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20	10,000	10,412
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17	80,000	68,000
		230,437
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.38% due 10/15/20*	20,000	20,950
Retail-Major Department Stores — 0.0%
Sears Holdings Corp. Senior Sec. Notes 6.63% due 10/15/18*	46,000	42,895
Retail-Office Supplies — 0.0%
Staples, Inc. Company Guar. Notes 9.75% due 01/15/14	25,000	30,296
Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/18*(14)	20,000	21,075
Retail-Propane Distribution — 0.1%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21*	15,000	14,625
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 12/15/14	90,000	91,350
		105,975
Retail-Regional Department Stores — 0.1%
Federated Ratail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	30,000	32,025
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.63% due 04/01/11	15,000	15,188
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15(7)	105,000	109,987
The Bon-Ton Stores, Inc. Company Guar. Notes 10.25% due 03/15/14	50,000	51,000
		208,200
Retail-Restaurants — 0.2%
Blue Acquisition Sub, Inc. Company Guar. Notes 9.88% due 10/15/18*	25,000	26,625
CKE Restaurants, Inc. Senior Sec. Notes 11.38% due 07/15/18	50,000	55,375
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	35,000	38,412
DineEquity, Inc. Senior Notes 9.50% due 10/30/18*	30,000	31,800
Dunkin Finance Corp. Senior Notes 9.63% due 12/01/18*	15,000	15,150
Landry’s Restaurants, Inc. Senior Sec. Notes 11.63% due 12/01/15*(14)	15,000	16,013
McDonald’s Corp. Senior Notes 5.70% due 02/01/39	18,000	19,602
McDonald’s Corp. Senior Notes 6.30% due 10/15/37	22,000	25,938
Roadhouse Financing, Inc. Senior Sec. Notes 10.75% due 10/15/17*(14)	20,000	21,600
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	70,000	75,950
		326,465
Retail-Toy Stores — 0.1%
Toys R Us - Delaware, Inc. Senior Sec. Notes 7.38% due 09/01/16*	10,000	10,500
Toys R Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/17	100,000	114,000
		124,500
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	65,000	74,100
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Company Guar. Notes 8.00% due 06/30/15*(2)(14)	23,000	21,160

Special Purpose Entities — 0.1%
Capital One Capital IV FRS Ltd. Guar. Notes 6.75% due 02/05/82	20,000	19,750
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39	60,000	64,200
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/40*	45,000	43,248
Deutsche Bank Capital Funding Trust VII FRS Jr. Sub. Notes 5.63% due 01/19/16*(8)	15,000	13,425
Fund American Companies, Inc. Company Guar. Notes 5.88% due 05/15/13	35,000	36,267
Power Receivable Finance LLC Senior Sec. Notes 6.29% due 01/01/12*	51,431	51,459
		228,349
Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	25,000	24,125
Steel-Producers — 0.1%
Ryerson Holding Corp. Sec. Notes 14.50% due 02/01/15	30,000	13,425
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	70,000	73,325
Steel Dynamics, Inc. Company Guar. Notes 7.38% due 11/01/12	30,000	31,650
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	20,000	21,050
		139,450
Steel-Specialty — 0.0%
Tube City IMS Corp. Company Guar. Notes 9.75% due 02/01/15	35,000	36,225
Telecom Services — 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	85,000	91,587
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/17*(14)	5,000	5,175
PAETEC Escrow Corp. Senior Notes 9.88% due 12/01/18*(14)	30,000	30,825
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	30,000	32,025
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	15,000	15,525
Qwest Corp. Senior Notes 8.88% due 03/15/12	35,000	37,844
SBA Telecommunications, Inc. Company Guar. Notes 8.00% due 08/15/16	60,000	64,950
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	5,000	5,463
SBA Tower Trust Sec. Notes 5.10% due 04/15/17*	55,000	57,181
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	62,028
West Corp. Company Guar. Notes 7.88% due 01/15/19*(14)	25,000	25,437
West Corp. Company Guar. Notes 8.63% due 10/01/18*	20,000	21,200
		449,240
Telecommunication Equipment — 0.0%
Avaya, Inc. Company Guar. Notes 9.75% due 11/01/15	40,000	40,700
Lucent Technologies, Inc. Senior Notes 6.45% due 03/15/29	25,000	19,750
		60,450
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 5.35% due 09/01/40*	18,000	16,928
AT&T, Inc. Senior Notes 5.50% due 02/01/18	65,000	72,207
AT&T, Inc. Senior Notes 6.30% due 01/15/38	50,000	52,747
Bellsouth Capital Funding Corp. Senior Notes 7.88% due 02/15/30	5,000	6,024
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	15,000	14,888
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/18	40,000	37,500
Frontier Communications Corp. Senior Notes 7.88% due 04/15/15	5,000	5,463
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	25,000	27,438
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	75,000	81,937
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	110,000	109,175
New Jersey Bell Telephone Senior Debentures 8.00% due 06/01/22	25,000	29,534
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	60,000	60,750

Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	155,000	135,625
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	15,000	19,587
Verizon New England, Inc. Senior Notes 4.75% due 10/01/13	20,000	21,351
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	25,000	26,404
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	45,000	47,306
Windstream Corp. Company Guar. Notes 8.13% due 08/01/13	5,000	5,500
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	10,000	10,500
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	55,000	57,888
		838,752
Television — 0.1%
Belo Corp. Senior Notes 8.00% due 11/15/16	10,000	10,775
Gray Television, Inc. Senior Sec. Notes 10.50% due 06/29/15	40,000	40,300
Sinclair Television Group, Inc. Senior Notes 8.38% due 10/15/18*	10,000	10,325
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(7)	62,617	67,627
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/30	50,000	59,034
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(2)(14)	30,000	0
		188,061
Theaters — 0.0%
AMC Entertainment Holdings, Inc. Senior Sub. Notes 9.75% due 12/01/20*(14)	50,000	52,000
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/19	20,000	21,650
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/18	10,000	10,650
		84,300
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	30,000	39,151
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	30,000	39,577
		78,728
Transport-Air Freight — 0.0%
AMGH Merger Sub, Inc. Company Guar. Notes 9.25% due 11/01/18*(14)	25,000	26,250
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.75% due 10/01/12	10,000	10,475
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.70% due 10/01/19	10,000	10,451
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 03/15/18	15,000	16,901
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/40	15,000	15,519
Burlington Northern Santa Fe LLC Senior Notes 7.00% due 02/01/14	10,000	11,428
RailAmerica, Inc. Senior Sec. Notes 9.25% due 07/01/17	49,000	53,839
Union Pacific Railroad Co. Pass Through Certs. Series 2004-2 5.21% due 09/30/14*(14)	10,000	10,747
		118,885
Transport-Truck — 0.0%
Swift Services Holdings, Inc. Senior Sec. Notes 10.00% due 11/15/18*(14)	40,000	41,900
Travel Services — 0.1%
Sabre Holdings Corp. Senior Notes 8.35% due 03/15/16	45,000	43,200
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	35,000	34,081
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	10,000	9,825
Travelport LLC/Travelport, Inc. Company Guar. Notes 9.00% due 03/01/16	15,000	14,531
		101,637
Wireless Equipment — 0.0%
American Tower Corp. Senior Notes 7.00% due 10/15/17	25,000	28,101
American Tower Corp. Senior Notes 7.25% due 05/15/19	51,000	57,632
		85,733
Total U.S. CORPORATE BONDS & NOTES (cost $21,558,050)		22,399,266
FOREIGN CORPORATE BONDS & NOTES — 1.3%
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/21*	80,000	99,621

Commonwealth Bank of Australia Senior Notes 3.75% due 10/15/14*	5,000		5,168
Westpac Banking Corp. Senior Notes 4.88% due 11/19/19	50,000		52,540
			157,329
Banks-Special Purpose — 0.2%
International Bank for Reconstruction & Development Senior Notes 5.50% due 11/25/13	150,000		168,027
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.00% due 01/27/20	170,000		176,241
			344,268
Brewery — 0.0%
SABMiller PLC Senior Notes 6.50% due 07/15/18*	30,000		35,063
Casino Services — 0.0%
Gateway Casinos & Entertainment, Ltd. Senior Sec. Notes 8.88% due 11/15/17*(14)	CAD	10,000	10,472
Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 6.38% due 03/01/14	30,000		33,708
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	25,000		30,057
			63,765
Commercial Services-Finance — 0.0%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/16	30,000		32,400
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18*(14)	35,000		35,438
Consumer Products-Misc. — 0.0%
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/18*	15,000		15,525
Containers-Paper/Plastic — 0.0%
Clondalkin Acquisition BV FRS Senior Sec. Notes 2.30% due 12/15/13*(14)	75,000		71,813
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	100,000		104,724
Diversified Manufacturing Operations — 0.0%
Tyco Electronics Group SA Company Guar. Notes 4.88% due 01/15/21	10,000		10,112
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 02/01/18*(14)	40,000		39,800
FMG Resources August 2006 Pty Ltd Senior Notes 7.00% due 11/01/15*(14)	25,000		25,625
Teck Resources, Ltd. Senior Sec. Notes 9.75% due 05/15/14	3,000		3,754
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	34,000		42,075
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	36,000		46,800
			158,054
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/25	96,000		112,366
Electric-Integrated — 0.1%
Electricite de France Senior Notes 6.95% due 01/26/39*	35,000		41,415
TransAlta Corp. Senior Notes 4.75% due 01/15/15	20,000		21,154
TransAlta Corp. Senior Notes 5.75% due 12/15/13	10,000		10,909
TransAlta Corp. Senior Notes 6.50% due 03/15/40	20,000		20,418
			93,896
Electronic Components-Misc. — 0.0%
NXP BV / NXP Funding LLC Senior Sec. Notes 7.88% due 10/15/14	80,000		83,200
Finance-Investment Banker/Broker — 0.0%
Credit Suisse Guernsey, Ltd. FRS Jr. Sub. 5.86% due 05/15/17(8)	30,000		28,350
Finance-Other Services — 0.0%
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 11/10/14*	20,000		21,021
Investment Companies — 0.0%
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15*	25,000		27,125
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	15,000		16,454
			43,579
Marine Services — 0.0%
Trico Shipping AS Sec. Notes 13.88% due 11/01/14*†(6)(16)	25,000		20,250
Metal-Aluminum — 0.1%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15(16)	35,000		35,919

Novelis, Inc. Company Guar. Notes 8.75% due 12/15/20*(14)		55,000	57,062
			92,981
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.20% due 11/02/40		15,000	14,707
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/19		25,000	33,576
			48,283
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. 7.50% due 05/01/31		50,000	55,287
Compton Petroleum Finance Corp. Company Guar. Notes 10.00% due 09/15/17		30,217	24,929
Connacher Oil and Gas, Ltd. Sec. Notes 10.25% due 12/15/15*		95,000	95,475
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14		75,000	52,969
OPTI Canada, Inc. Senior Sec. Notes 8.25% due 12/15/14		35,000	24,937
OPTI Canada, Inc. Senior Sec. Notes 9.00% due 12/15/12*		5,000	5,013
OPTI Canada, Inc. Senior Sec. Notes 9.75% due 08/15/13*		10,000	10,000
			268,610
Oil Companies-Integrated — 0.0%
Statoil ASA Company Guar. Notes 5.10% due 08/17/40		30,000	29,994
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 5.50% due 02/15/16		10,000	10,611
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36		15,000	15,320
Weatherford International, Ltd. Company Guar. Notes 9.63% due 03/01/19		35,000	44,912
			70,843
Paper & Related Products — 0.1%
JSG Funding PLC Senior Sub. Notes 7.75% due 04/01/15		75,000	76,875
Smurfit Kappa Funding PLC Senior Sub. Notes 7.75% due 04/01/15	EUR	5,000	6,782
			83,657
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67		60,000	59,246
Satellite Telecom — 0.2%
Intelsat Bermuda, Ltd. Company Guar. Notes 11.25% due 02/04/17		140,000	152,600
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15(16)		10,000	10,200
Intelsat Jackson Holdings SA Senior Notes 7.25% due 10/15/20*		40,000	40,400
Intelsat Jackson Holdings SA Company Guar. Notes 11.25% due 06/15/16		55,000	59,263
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(7)		35,000	38,675
			301,138
Special Purpose Entity — 0.0%
Bosphorus Financial Services, Ltd. FRS Senior Sec. Notes 2.09% due 02/15/12*		31,250	30,798
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 10/15/39		30,000	31,133
ArcelorMittal Senior Notes 9.85% due 06/01/19		25,000	31,596
			62,729
Telecom Services — 0.1%
Virgin Media Secured Financed PLC Senior Sec. Notes 7.00% due 01/15/18	GBP	55,000	90,896
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/17*		100,000	112,750
			203,646
Telephone-Integrated — 0.0%
France Telecom SA Senior Notes 8.50% due 03/01/31		25,000	33,986
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17		25,000	26,885
			60,871
Total Foreign Corporate Bonds & Notes (cost $2,634,568)			2,754,421
LOANS(11)(12) — 0.0%
Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC 3.79% due 10/10/14 (cost $80,369)		94,028	72,727
MUNICIPAL BONDS & NOTES — 0.1%
Municipal Bonds — 0.1%
North Texas Tollway Authority Revenue Bonds 6.72% due 01/01/49		25,000	24,475
Ohio State University Revenue Bonds 4.91% due 06/01/40		15,000	13,580
State of California General Obligations Bonds 7.50% due 04/01/34		30,000	31,042
State of Illinois General Obligation Bonds 4.07% due 01/01/14		35,000	35,236
State of Illinois General Obligation Bonds 4.42% due 01/01/15		10,000	10,015
Texas State Transportation Commission Bonds Series B Revenue Bonds 5.18% due 04/01/30		25,000	24,767
Total Municipal Bonds & Notes (cost $140,215)			139,115
U.S. GOVERNMENT AGENCIES — 2.9%
Federal Home Loan Mtg. Corp. — 0.2%
5.50% due 04/01/20		126,015	135,447
5.50% due 06/01/35		35,832	38,442
7.50% due 10/01/29		18,792	21,458
Federal Home Loan Mtg. Corp., REMIC
Series 3485, Class SI
6.29% due 07/15/36(1)(3)(5)(9)		119,506	18,116
Series 3287, Class SE
6.44% due 03/15/37(1)(3)(5)(9)		66,187	10,072
Series 2990, Class LB
16.28% due 06/15/34(9)		55,873	70,693
Series 3065, Class DC
19.08% due 03/15/35(1)(9)		63,297	82,919

Federal Home Loan Mtg. Corp., REMIC FRS Series 3003, Class XF zero coupon due 07/15/35(5)	15,228	14,609
Federal Home Loan Mtg. Corp., Structured Pass-Through Series T-56, Class 2ASI 7.84% due 05/25/43(1)(3)(5)(9)	10,655	2,224
Federal Home Loan Mtg. Corp., Structured Pass-Through VRS
Series T-56, Class 1IO
zero coupon due 05/25/43(1)(3)(5)	180,353	169
Series T-56, Class 2IO
zero coupon due 05/25/43(3)(5)	163,473	14
Series T-56, Class 3IO
0.02% due 05/25/43(1)(3)(5)	134,446	42
Series T-51, Class 1AIO
0.12% due 09/25/43(3)(5)	88,914	380
Series T-56, Class AIO
0.52% due 05/25/43(1)(3)(5)	283,528	5,405
		399,990
Federal National Mtg. Assoc. — 1.7%
4.00% due 05/01/19	361,699	377,128
4.00% due 09/01/20	75,553	78,398
4.50% due January TBA	2,000,000	2,052,812
4.50% due 04/01/18	19,755	20,928
4.50% due 03/01/20	29,442	31,061
4.50% due 04/01/20	49,759	52,496
4.50% due 09/01/20	53,017	55,932
4.50% due 11/01/20	36,710	38,729
5.00% due 03/01/21	12,946	13,830
5.50% due 03/01/18	18,687	20,150
6.00% due 06/01/36	21,616	23,643
6.50% due 01/01/36	6,472	7,221
6.50% due 06/01/36	146,595	163,551
6.50% due 07/01/36	41,663	46,455
6.50% due 09/01/36	168,135	187,477
6.50% due 11/01/36	71,311	79,827
7.00% due 06/01/33	26,032	29,657
7.00% due 04/01/35	29,130	33,201
7.50% due 04/01/24	24,658	28,033
Federal National Mtg. Assoc. VRS Series 2003-W6, Class PT1 9.92% due 09/25/42(5)	16,519	19,574
Federal National Mtg. Assoc., REMIC
Series 2005-75, Class GS
19.47% due 08/25/35(5)(9)	48,513	62,774
Series 2005-122, Class SE
22.19% due 11/25/35(5)(9)	50,627	70,087
Series 3072, Class SM
22.84% due 11/15/35(5)(9)	58,228	81,487
Series 2005-74, Class DM
23.43% due 07/25/35(5)(9)	50,871	72,693
Series 2006-8, Class HP
23.61% due 03/25/36(5)(9)	56,740	82,106
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.40% due 10/25/41(3)(5)	308,371	3,981
		3,733,231
Government National Mtg. Assoc. — 1.0%
4.00% due January TBA	1,000,000	1,005,789
4.50% due January TBA	1,000,000	1,038,125
6.50% due 08/20/37	107,920	121,284
6.50% due 09/20/37	26,897	30,228
Government National Mtg. Assoc., REMIC FRS Series 2007-35, Class UF 0.00% due 06/16/37(5)	1,504	1,449
		2,196,875
Total U.S. Government Agencies (cost $6,172,226)		6,330,096
U.S. GOVERNMENT TREASURIES — 0.4%
United States Treasury Bonds — 0.1%
United States Treasury Bonds 4.25% due 05/15/39	300,000	295,547
United States Treasury Notes — 0.3%
United States Treasury Notes 4.25% due 11/15/17	600,000	661,453
Total U.S. Government Treasuries (cost $973,488)		957,000
EXCHANGE-TRADED FUNDS — 1.8%
Financial Select Sector SPDR Fund	33,900	540,705
SPDR S&P 500 ETF Trust, Series 1	24,524	3,084,629
iPath MSCI India Index ETN†	993	77,116
iShares Russell 2000 Growth Index Fund	1,194	104,380
iShares Russell 2000 Value Index Fund	1,795	127,606
Total EXCHANGE-TRADED FUNDS (cost $3,715,894)		3,934,436
EQUITY CERTIFICATES — 0.1%
Banks-Commercial — 0.1%
UBS AG - Bank of Baroda(1)(14)	1,680	33,690
UBS AG - ICICI Bank, Ltd.(1)(14)	4,567	116,956
		150,646
Independent Power Producers — 0.0%
UBS AG London -Lanco Infratech, Ltd.(2)(14)	55,532	78,799
Power Converter/Supply Equipment — 0.0%
UBS AG - Suzlon Energy, Ltd.(1)(14)	8,835	10,808
Total Equity Certificates (cost $223,311)		240,253

WARRANTS — 0.0%
Energy-Alternate Sources — 0.0%
Aventine Renewable Energy Holdings Expires 03/15/15 (Strike price $0.06)(2)	61	0
Finance-Investment Banker/Broker — 0.0%
Vertis Holding, Inc. Expires 10/15/18 (Strike price $0.01)(2)(14)	88	0
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/30/15 (Strike price $0.18)(2)(14)	6,345	1,523
Total Warrants (cost $1,115)		1,523
Total Long-Term Investment Securities (cost $160,329,474)		181,862,298

SHORT-TERM INVESTMENT SECURITIES — 16.6%
U.S. Government Treasuries — 16.6%
United States Treasury Bills 0.03% due 01/06/11	3,000,000	2,999,989
0.10% due 01/13/11(17)	5,000,000	4,999,842
0.11% due 02/17/11	5,000,000	4,999,314
0.12% due 02/10/11	3,000,000	2,999,592
0.12% due 02/17/11	7,500,000	7,498,854
0.13% due 02/10/11	7,500,000	7,498,942
0.14% due 01/13/11(17)	5,000,000	4,999,775
Total Short-Term Investment Securities (cost $35,996,308)		35,996,308
REPURCHASE AGREEMENT — 0.7%
Repurchase Agreement — 0.7%
Agreement with Bank of America Securities LLC, bearing interest at 0.09% dated 12/31/10 to be repurchased 01/03/11 in the amount of $1,423,011 and collateralized by $1,448,000 of United States Treasury Notes, bearing interest at 0.63%, due 06/30/12 and having an approximate value of $1,452,054 (cost $1,423,000)	1,423,000	1,423,000
TOTAL INVESTMENTS (cost $197,748,782)(15)	101.3%	219,281,606
Liabilities in excess of other assets	(1.3)	(2,918,564)
NET ASSETS	100.0%	$216,363,042

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2010, the aggregate value of these securities was $8,227,440 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Interest Only
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Bond in default
(7)	Income may be received in cash or additional shares at the discretion of the issuer.
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2010.
(10)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(11)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(12)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)	Denominated in United States Dollar unless otherwise indicated.
(14)	Illiquid security. At December 31, 2010, the aggregate value of these securities was $4,041,213 representing 1.9% of net assets.
(15)	See Note 4 for cost of investments on a tax basis.
(16)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(18)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2010, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

		Acquisition	Principal	Acquisition		Value	% of
Name		Date	Amount	Cost	Value	Per Share	Net Assets

Jefferson Smurfit Corp.
Escrow Notes
8.25% due 10/01/12		11/15/2010	$15,000	$0	$487	$3	0.00%
Smurfit-Stone Container Enterprises, Inc.
Escrow Notes
8.38% due 07/01/12		11/15/2010	10,000	0	0	0	0.00%
					$487		0.00%

ADR	—	American Depository Receipt
CVA	—	Certification Van Aandelen (Dutch Cert.)
GDR	—	Global Depository Receipt
REMIC	—	Real Estate Mortgage Investment Conduit
RSP	—	Risparmio Savings Shares
TBA	—	Securities purchased on a forward commitment basis with an approximateprincipal amount and no definite maturity date. The actual principal andmaturity date will be determined upon settlement date.
FRS	—	Floating Rate Security
VRS	—	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2010. The dates shown on debt obligations are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2010	Unrealized Appreciation (Depreciation)
13	Long	E-Mini MSCI EAFE Index	March 2011	$1,055,171	$1,079,650	$24,479
53	Long	Euro STOXX 50	March 2011	2,029,836	1,981,781	(48,055)
178	Short	Euro STOXX 50	March 2011	6,815,834	6,655,794	160,040
75	Short	FTSE 100 Index	March 2011	6,782,164	6,861,662	(79,498)
11	Short	MSCI Singapore Index	January 2011	642,730	648,955	(6,225)
40	Short	NASDAQ 100 E-Mini Index	March 2011	1,759,160	1,772,800	(13,640)
81	Short	OMXS 30 Index	January 2011	1,388,030	1,396,843	(8,813)
11	Long	Russell 2000 Mini Index	March 2011	867,776	860,530	(7,246)
21	Short	Russell 2000 Mini Index	March 2011	1,603,308	1,642,830	(39,522)
121	Long	S&P Mid 400 E-Mini Index	March 2011	10,753,513	10,954,130	200,617
11	Long	S&P/TSX 60 Index	March 2011	1,691,760	1,692,698	938
586	Long	S&P 500 E-Mini Index	March 2011	35,855,582	36,712,900	857,318
235	Short	S&P 500 E-Mini Index	March 2011	14,485,395	14,722,750	(237,355)
25	Short	SPI 200 Index	March 2011	3,035,731	3,009,758	25,973
47	Long	TOPIX Index	March 2011	5,117,088	5,179,186	62,098
42	Short	TOPIX Index	March 2011	4,536,032	4,628,209	(92,177)
84	Long	U.S. Treasury 10 YR Notes	March 2011	10,485,658	10,116,750	(368,908)
27	Long	U.S. Treasury 2 YR Notes	March 2011	5,912,004	5,910,469	(1,535)
42	Short	U.S. Treasury 2 YR Notes	March 2011	9,201,858	9,194,063	7,795
52	Short	U.S. Treasury 5 YR Notes	March 2011	6,237,190	6,121,375	115,815
3	Long	U.S. Ultra Bond	March 2011	391,974	381,281	(10,693)

						$541,406

Total Return Swap Contracts(1)(14)

	Notional
	Amount	Termination	Fixed Payments Received	Total Return Received or	Gross Unrealized
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	Paid by Portfolio	Appreciation

Citibank, N.A.	$2,186	10/17/2011	(3 Month USD LIBOR-BBA minus 8 bps)	iShares MSCI Emerging Market Index	$42,031

Credit Suisse International	132	7/12/2011	(3 Month USD LIBOR-BBA plus 100 bps)	Credit Suisse Equity Custom Basket	525

Credit Suisse International	927	7/12/2011	(3 Month USD LIBOR-BBA plus 100 bps)	Middle East Custom Basket	34,517

Credit Suisse International	4,679	8/22/2011	(3 Month USD LIBOR-BBA minus 20 bps)	iShares MSCI Emerging Market Index	114,062

				Goldman Sachs
Goldman Sachs International	16	9/26/2011	(1 Month USD LIBOR-BBA plus 60 bps)	Custom International Mining	65

Goldman Sachs International	1,084	11/23/2011	(3 Month USD LIBOR-BBA plus 75 bps)	Goldman Sachs GCC Custom Basket	46,117

JP Morgan Chase Bank, N.A.	6,065	10/20/2011	(3 Month USD LIBOR-BBA plus 5 bps)	iShares MSCI Emerging Market Index	212,226

	Net Unrealized Appreciation				$449,543

BBA - British Banker’s Association

LIBOR- London Interbank Offered Rate

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	3,360,800	USD	4,390,280	1/19/2011	$—	$(100,643)
	SEK	6,699,300	USD	968,331	1/19/2011	—	(27,260)
	USD	72,957	AUD	76,100	1/19/2011	4,743	—
	USD	394,547	CAD	402,300	1/19/2011	9,945	—
	USD	21,138	CHF	21,200	1/19/2011	1,540	—
	USD	132,614	GBP	85,300	1/19/2011	363	—
	USD	9,999	NOK	60,900	1/19/2011	430	—
						17,021	(127,903)
Barclays Bank Plc	JPY	20,037,900	USD	238,234	1/19/2011	—	(8,605)
	USD	4,987	AUD	5,200	1/19/2011	322	—
	USD	51,564	CHF	51,700	1/19/2011	3,740	—
	USD	189,624	EUR	145,100	1/19/2011	4,268	—
	USD	82,891	GBP	53,300	1/19/2011	200	—
	USD	9,942	NOK	60,500	1/19/2011	418	—
	USD	35,499	SEK	245,300	1/19/2011	956	—
						9,904	(8,605)
Citibank N.A.	AUD	31,000	USD	29,710	1/19/2011	—	(1,942)
	CAD	525,800	USD	515,301	1/19/2011	—	(13,364)
	EUR	91,600	USD	119,685	1/19/2011	—	(2,716)
	HKD	952,700	USD	122,756	1/19/2011	172	—
	SEK	34,800	USD	5,036	1/19/2011	—	(136)
	SGD	856,300	USD	657,105	1/19/2011	—	(10,147)
	USD	58,342	CHF	58,500	1/19/2011	4,236	—
	USD	96,604	DKK	542,300	1/19/2011	613	—
	USD	460,043	GBP	296,000	1/19/2011	1,403	—
	USD	4,344	JPY	365,600	1/19/2011	160	—
						6,584	(28,305)
Credit Suisse AG	AUD	64,200	USD	61,522	1/19/2011	—	(4,028)
	CAD	571,600	USD	560,299	1/19/2011	—	(14,416)
	JPY	21,591,300	USD	256,520	1/19/2011	—	(9,455)
	USD	56,135	CHF	56,300	1/19/2011	4,090	—
	USD	511,715	EUR	391,600	1/19/2011	11,567	—
	USD	584,095	GBP	375,700	1/19/2011	1,598	—
	USD	181,408	NOK	1,104,900	1/19/2011	7,809	—
						25,064	(27,899)
Deutsche Bank AG	AUD	60,200	USD	57,699	1/19/2011	—	(3,767)
	CAD	22,900	USD	22,442	1/19/2011	—	(584)
	SEK	163,500	USD	23,638	1/19/2011	—	(660)
	USD	30,020	CHF	30,100	1/19/2011	2,179	—
	USD	1,201,534	EUR	919,300	1/19/2011	26,895	—
						29,074	(5,011)
Goldman Sachs International	GBP	446,600	USD	693,994	1/19/2011	—	(2,228)
	JPY	193,918,700	USD	2,303,045	1/19/2011	—	(85,769)
	SEK	66,600	USD	9,637	1/19/2011	—	(261)
	USD	19,466	AUD	20,300	1/19/2011	1,261	—
	USD	480,100	EUR	367,400	1/19/2011	10,844	—
	USD	47,414	NOK	288,700	1/19/2011	2,027	—
						14,132	(88,258)
Hsbc Bank Usa, N.A.	AUD	719,000	USD	689,471	1/19/2011	—	(44,648)
	EUR	6,200	USD	8,099	1/19/2011	—	(186)
	GBP	998,500	USD	1,552,308	1/19/2011	—	(4,291)
	HKD	6,544,500	USD	843,342	1/19/2011	1,257	—
	USD	400,231	CHF	401,600	1/19/2011	29,368	—
	USD	640,086	HKD	4,974,300	1/19/2011	—	(40)
	USD	839,025	JPY	70,614,400	1/19/2011	30,849	—
	USD	10,345	NOK	63,000	1/19/2011	444	—
	USD	723,888	SGD	942,900	1/19/2011	10,844	—
						72,762	(49,165)
JPMorgan Chase Bank, N.A.	CAD	126,800	USD	124,228	1/19/2011	—	(3,262)
	CHF	26,600	USD	26,527	1/19/2011	—	(1,927)
	EUR	641,300	USD	837,878	1/19/2011	—	(19,070)
	USD	148,417	AUD	155,000	1/19/2011	9,842	—
	USD	1,162,356	GBP	747,900	1/19/2011	3,573	—
	USD	125,620	HKD	974,800	1/19/2011	—	(193)
	USD	32,227	JPY	2,712,200	1/19/2011	1,184	—
	USD	292,531	NOK	1,779,000	1/19/2011	12,127	—
	USD	1,098,435	SEK	7,585,900	1/19/2011	28,915	—
	USD	85,122	SGD	110,800	1/19/2011	1,216	—
						56,857	(24,452)
Royal Bank of Scotland Plc	AUD	52,700	USD	50,396	1/19/2011	—	(3,412)
	CAD	55,700	USD	54,565	1/19/2011	—	(1,439)
	USD	56,032	CHF	56,200	1/19/2011	4,086	—
	USD	167,518	EUR	128,100	1/19/2011	3,658	—
	USD	74,962	GBP	48,200	1/19/2011	179	—
	USD	284,747	JPY	23,957,200	1/19/2011	10,373	—
						18,296	(4,851)
State Street Bank & Trust Co.	CAD	102,000	USD	99,982	1/19/2011	—	(2,573)
	NOK	15,900	USD	2,611	1/19/2011	—	(113)
	USD	651,671	EUR	498,700	1/19/2011	14,725	—
	USD	12,092	ILS	43,900	1/19/2011	276	—
	USD	20,701	SEK	143,100	1/19/2011	565	—
						15,566	(2,686)
Ubs AG	GBP	1,015,800	USD	1,583,155	1/19/2011	—	(414)
	NOK	6,034,900	USD	990,955	1/19/2011	—	(42,538)
	USD	48,848	AUD	50,300	1/19/2011	2,510	—
	USD	251,485	CAD	252,700	1/19/2011	2,592	—
	USD	122,952	CHF	121,900	1/19/2011	7,446	—
	USD	1,514,005	EUR	1,146,800	1/19/2011	18,425	—
	USD	14,192	JPY	1,188,700	1/19/2011	451	—
						31,424	(42,952)
Westpac Banking Corp.	EUR	1,975,700	USD	2,581,756	1/19/2011	—	(58,305)
	GBP	19,200	USD	29,828	1/19/2011	—	(103)
	JPY	47,080,300	USD	559,627	1/19/2011	—	(20,339)
	USD	30,669	AUD	32,000	1/19/2011	2,004	—
	USD	59,221	CAD	60,400	1/19/2011	1,508	—
						3,512	(78,747)
Net Unrealized Appreciation/(Depreciation)						$300,196	$(488,834)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$137,857,771	$—	$6,080	$137,863,851
Convertible Preferred Stock	73,565	—	—	73,565
Preferred Stock	1,537,389	—	—	1,537,389
Asset Backed Securities	—	5,415,357	—	5,415,357
Convertible Bonds & Notes	—	143,299	—	143,299
U.S. Corporate Bonds & Notes	—	22,331,248	68,018	22,399,266
Foreign Corporate Bonds & Notes	—	2,754,421	—	2,754,421
Loans	—	72,727	—	72,727
Municipal Bonds & Notes	—	139,115	—	139,115
U.S. Government Agencies	—	6,330,096	—	6,330,096
U.S. Treasuries	—	957,000	—	957,000
Exchange Traded Funds	3,934,436	—	—	3,934,436
Equity Certificates	240,253	—	—	240,253
Warrants	—	—	1,523	1,523
Short-Term Investment Securities:
U.S. Treasuries	—	35,996,308	—	35,996,308
Repurchase Agreement	—	1,423,000	—	1,423,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	1,455,073	—	—	1,455,073
Total Return Swaps - Appreciation	—	449,543	—	449,543
Open Forward Foreign Currency Contracts - Appreciation	—	300,196	—	300,196
Total Assets	145,098,487	76,312,310	75,621	221,486,418
LIABILITIES:
Other Financial Instruments+
Open Futures Contracts - Depreciation	(913,667)	—	—	(913,667)
Open Forward Foreign Currency Contracts - Depreciation	—	(488,834)	—	(488,834)
Total Liabilities	(913,667)	(488,834)	—	(1,402,501)
Total	$144,184,820	$75,823,476	$75,621	$220,083,917

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Asset Backed Securities	U.S. Corporate Bonds & Notes	Warrants
Balance as of 3/31/2010	$2,431	$1	$38,285	$0
Accrued discounts/premiums	—	—	408	—
Realized gain(loss)	(29,239)	(15,523)	3	—
Change in unrealized appreciation(depreciation)(1)	29,502	15,544	5,965	408
Net purchases(sales)	3,386	(22)	21,462	1,115
Transfers in and/or out of Level 3(2)	—	—	1,895	—
Balance as of 12/31/2010	$6,080	$—	$68,018	$1,523

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at December 31, 2010 includes:

Common Stock	Asset Backed Securities	U.S. Corporate Bonds & Notes	Warrants
$362	$—	$5,965	$408

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

STOCK PORTFOLIO

Portfolio of Investments — December 31, 2010

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK — 98.9%
Agricultural Chemicals — 0.6%
Mosaic Co.	14,000	$1,069,040
Apparel Manufacturers — 1.3%
Coach, Inc.	40,900	2,262,179
Applications Software — 0.0%
Salesforce.com, Inc.†	500	66,000
Athletic Footwear — 1.0%
NIKE, Inc., Class B	20,700	1,768,194
Auto-Cars/Light Trucks — 0.4%
General Motors Co.†	17,200	633,992
Auto-Heavy Duty Trucks — 0.7%
PACCAR, Inc.	20,900	1,200,078
Banks-Fiduciary — 0.6%
Northern Trust Corp.	19,400	1,074,954
Banks-Super Regional — 0.6%
US Bancorp	38,100	1,027,557
Beverages-Non-alcoholic — 0.6%
PepsiCo, Inc.	16,900	1,104,077
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class A†	17,400	725,580
Casino Hotels — 0.7%
Las Vegas Sands Corp.†	20,500	941,975
MGM Resorts International†	16,800	249,480
		1,191,455
Coal — 0.7%
Peabody Energy Corp.	19,500	1,247,610
Commercial Services-Finance — 3.7%
Mastercard, Inc., Class A	8,900	1,994,579
Visa, Inc., Class A	46,100	3,244,518
Western Union Co.	56,200	1,043,634
		6,282,731
Computer Aided Design — 0.1%
Autodesk, Inc.†	6,300	240,660
Computer Services — 1.0%
Accenture PLC, Class A	35,300	1,711,697
Computers — 7.4%
Apple, Inc.†	39,600	12,773,376
Computers-Memory Devices — 0.9%
EMC Corp.†	24,300	556,470
NetApp, Inc.†	18,800	1,033,248
		1,589,718
Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	5,800	466,146
Procter & Gamble Co.	18,892	1,215,322
		1,681,468
Cruise Lines — 0.7%
Carnival PLC	25,200	1,171,607
Distribution/Wholesale — 1.6%
Fastenal Co.	28,600	1,713,426
WW Grainger, Inc.	7,300	1,008,203
		2,721,629
Diversified Banking Institutions — 1.3%
JPMorgan Chase & Co.	51,600	2,188,872
Diversified Manufacturing Operations — 3.8%
3M Co.	16,800	1,449,840
Danaher Corp.	108,300	5,108,511
		6,558,351
Diversified Minerals — 1.1%
BHP Billiton, Ltd.	40,800	1,888,294
E-Commerce/Products — 4.2%
Amazon.com, Inc.†	39,900	7,182,000
E-Commerce/Services — 3.1%
Ctrip.com International, Ltd. ADR†	23,000	930,350
eBay, Inc.†	56,200	1,564,046
Liberty Media Corp. - Interactive, Class A†	74,200	1,170,134
NetFlix, Inc.†	1,000	175,700
priceline.com, Inc.†	3,900	1,558,245
		5,398,475
Electric Products-Misc. — 1.0%
Emerson Electric Co.	28,600	1,635,062
Electronic Components-Semiconductors — 2.0%
Broadcom Corp., Class A	42,400	1,846,520
Rovi Corp.†	15,700	973,557
Samsung Electronics Co., Ltd.	765	639,691
		3,459,768
Engineering/R&D Services — 0.4%
McDermott International, Inc.†	32,700	676,563
Engines-Internal Combustion — 0.5%
Cummins, Inc.	7,000	770,070
Enterprise Software/Service — 0.2%
Autonomy Corp. PLC†	13,500	316,770
Finance-Credit Card — 1.7%
American Express Co.	51,300	2,201,796
Discover Financial Services	37,000	685,610
		2,887,406
Finance-Other Services — 0.8%
IntercontinentalExchange, Inc.†	12,000	1,429,800
Gold Mining — 0.4%
Agnico-Eagle Mines, Ltd.	8,000	613,600
Hotels/Motels — 2.0%
Marriott International, Inc., Class A	47,442	1,970,741
Starwood Hotels & Resorts Worldwide, Inc.	23,700	1,440,486
		3,411,227
Industrial Audio & Video Products — 1.0%
Dolby Laboratories, Inc., Class A†	25,600	1,707,520
Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	12,300	882,033
Industrial Gases — 2.7%
Air Products & Chemicals, Inc.	9,700	882,215
Praxair, Inc.	39,600	3,780,612
		4,662,827
Internet Application Software — 0.9%
Tencent Holdings, Ltd.	69,200	1,522,386

1

Internet Content-Information/News — 1.9%
Baidu, Inc. ADR†	33,200	3,204,796
Internet Infrastructure Software — 0.7%
Akamai Technologies, Inc.†	25,800	1,213,890
Investment Management/Advisor Services — 2.3%
Franklin Resources, Inc.	21,700	2,413,257
Invesco, Ltd.	67,100	1,614,426
		4,027,683
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	6,700	627,522
Joy Global, Inc.	7,000	607,250
		1,234,772
Machinery-Farming — 0.5%
Deere & Co.	10,300	855,415
Machinery-General Industrial — 0.2%
Babcock & Wilcox Co.†	16,350	418,396
Medical Instruments — 0.5%
Edwards Lifesciences Corp.†	10,000	808,400
Medical Products — 0.6%
Stryker Corp.	19,500	1,047,150
Medical-Biomedical/Gene — 1.6%
Celgene Corp.†	16,200	958,068
Human Genome Sciences, Inc.†	23,200	554,248
Illumina, Inc.†	18,500	1,171,790
		2,684,106
Medical-Drugs — 0.6%
Allergan, Inc.	15,100	1,036,917
Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	24,400	1,717,272
Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	14,800	2,060,308
Metal-Copper — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	11,300	1,357,017
Multimedia — 0.9%
Walt Disney Co.	42,700	1,601,677
Networking Products — 1.4%
Juniper Networks, Inc.†	63,000	2,325,960
Oil Companies-Exploration & Production — 2.1%
EOG Resources, Inc.	17,600	1,608,816
Occidental Petroleum Corp.	20,100	1,971,810
		3,580,626
Oil Companies-Integrated — 1.7%
Murphy Oil Corp.	15,100	1,125,705
Suncor Energy, Inc.	46,400	1,776,656
		2,902,361
Oil Field Machinery & Equipment — 1.6%
Cameron International Corp.†	27,500	1,395,075
FMC Technologies, Inc.†	15,000	1,333,650
		2,728,725
Oil-Field Services — 1.8%
Schlumberger, Ltd.	37,200	3,106,200
Pharmacy Services — 1.8%
Express Scripts, Inc.†	56,700	3,064,635
Retail-Apparel/Shoe — 0.3%
Ross Stores, Inc.	9,100	575,575
Retail-Auto Parts — 1.2%
AutoZone, Inc.†	3,500	954,065
O’Reilly Automotive, Inc.†	17,600	1,063,392
		2,017,457
Retail-Automobile — 0.7%
CarMax, Inc.†	36,400	1,160,432
Retail-Building Products — 0.6%
Lowe’s Cos., Inc.	38,300	960,564
Retail-Discount — 1.2%
Costco Wholesale Corp.	18,500	1,335,885
Dollar General Corp.†	25,300	775,951
		2,111,836
Retail-Restaurants — 1.8%
Chipotle Mexican Grill, Inc.†	3,000	637,980
Starbucks Corp.	77,800	2,499,714
		3,137,694
Semiconductor Components-Integrated Circuits — 0.2%
Marvell Technology Group, Ltd.†	14,300	265,265
Semiconductor Equipment — 0.5%
ASML Holding NV	22,400	858,816
Telecom Equipment-Fiber Optics — 1.3%
Corning, Inc.	118,800	2,295,216
Transport-Rail — 1.0%
Union Pacific Corp.	17,600	1,630,816
Transport-Services — 3.6%
Expeditors International of Washington, Inc.	27,000	1,474,200
FedEx Corp.	33,100	3,078,631
United Parcel Service, Inc., Class B	22,900	1,662,082
		6,214,913
Web Portals/ISP — 5.2%
Google, Inc., Class A†	15,000	8,909,550
Mail.ru Group, Ltd. GDR†*(2)	1,200	43,200
		8,952,750
Wireless Equipment — 5.8%
American Tower Corp., Class A†	53,900	2,783,396
Crown Castle International Corp.†	85,800	3,760,614
QUALCOMM, Inc.	70,000	3,464,300
		10,008,310
Total Common Stock
(cost $122,887,985)		169,900,576
PREFERRED STOCK — 0.4%
Oil Companies-Integrated — 0.4%
Petroleo Brasileiro SA ADR (cost $568,248)	19,900	679,983
Total Long-Term Investment Securities
(cost $123,456,233)		170,580,559

2

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
T. Rowe Price Reserve Investment Fund
(cost $946,806)	946,806	946,806
TOTAL INVESTMENTS
(cost $124,403,039) (1)	99.9%	171,527,365
Other assets less liabilities	0.1	189,891
NET ASSETS	100.0%	$171,717,256

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2010, the aggregate value of these securities was $43,200 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Illiquid security. At December 31, 2010 the aggregate value of these securities was $43,200 representing 0.0% of net assets.
ADR	— American Depository Receipt
GDR	— Global Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Computers	$12,773,376	$—	$—	$12,773,376
Web Portals/ISP	8,952,750	—	—	8,952,750
Wireless Equipment	10,008,310	—	—	10,008,310
Other Industries*	138,166,140	—	—	138,166,140
Preferred Stock	679,983	—	—	679,983
Short-Term Investment Securities:
Registered Investment Companies	—	946,806	—	946,806
Total	$170,580,559	$946,806	$—	$171,527,365

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments.

3

SEASONS SERIES TRUST

LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2010

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.5%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	8,134	$86,383
Omnicom Group, Inc.	3,108	142,346
		228,729
Aerospace/Defense — 0.6%
Boeing Co.	7,326	478,095
General Dynamics Corp.	3,521	249,850
Raytheon Co.	16,537	766,324
Rockwell Collins, Inc.	2,611	152,117
		1,646,386
Aerospace/Defense-Equipment — 0.3%
Goodrich Corp.	2,087	183,802
United Technologies Corp.	9,990	786,413
		970,215
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	1,184	160,018
Monsanto Co.	4,910	341,932
Syngenta AG	216	63,183
		565,133
Airlines — 0.0%
Southwest Airlines Co.	6,342	82,319
Apparel Manufacturers — 0.4%
Coach, Inc.	4,933	272,844
Polo Ralph Lauren Corp.	6,301	698,907
VF Corp.	838	72,219
		1,043,970
Applications Software — 2.2%
Citrix Systems, Inc.†	3,125	213,781
Compuware Corp.†	2,370	27,658
Intuit, Inc.†	4,653	229,393
Microsoft Corp.	201,580	5,628,113
Red Hat, Inc.†	3,172	144,802
Salesforce.com, Inc.†	1,968	259,776
		6,503,523
Athletic Footwear — 0.9%
NIKE, Inc., Class B	29,654	2,533,045
Audio/Video Products — 0.0%
Harman International Industries, Inc.†	672	31,114
Auto-Cars/Light Trucks — 1.6%
Ford Motor Co.†	208,936	3,508,036
General Motors Co.†	36,090	1,330,277
		4,838,313
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,610	149,866
Banks-Commercial — 0.6%
Standard Chartered PLC	64,702	1,740,630
Banks-Fiduciary — 0.6%
Northern Trust Corp.	30,658	1,698,760
Banks-Super Regional — 0.5%
Huntington Bancshares, Inc.	5,363	36,844
KeyCorp.	3,077	27,231
Wells Fargo & Co.	42,805	1,326,527
		1,390,602
Beverages-Non-alcoholic — 3.2%
Coca-Cola Co.	56,030	3,685,093
Coca-Cola Enterprises, Inc.	5,639	141,144
Dr Pepper Snapple Group, Inc.	3,780	132,905
PepsiCo, Inc.	81,435	5,320,149
		9,279,291
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,727	120,234
Brewery — 0.7%
Anheuser-Busch InBev NV	36,069	2,062,917
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	4,732	197,325
Scripps Networks Interactive Inc., Class A	1,499	77,573
		274,898
Building-Residential/Commercial — 0.0%
Lennar Corp., Class A	1,324	24,825
Cable/Satellite TV — 0.7%
Cablevision Systems Corp., Class A	3,995	135,191
Comcast Corp., Class A	46,437	1,020,221
DIRECTV, Class A†	13,876	554,069
Time Warner Cable, Inc.	3,848	254,083
		1,963,564
Casino Hotels — 0.0%
Wynn Resorts, Ltd.	1,258	130,631
Casino Services — 0.0%
International Game Technology	2,134	37,750
Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	11,715	671,738
MetroPCS Communications, Inc.†	4,365	55,130
		726,868
Chemicals-Diversified — 0.6%
E.I. du Pont de Nemours & Co.	8,964	447,124
FMC Corp.	1,207	96,427
Israel Chemicals, Ltd.	62,321	1,068,335
PPG Industries, Inc.	1,628	136,866
		1,748,752
Chemicals-Specialty — 0.5%
Eastman Chemical Co.	612	51,457
Ecolab, Inc.	25,592	1,290,349
International Flavors & Fragrances, Inc.	1,331	73,990
Sigma-Aldrich Corp.	2,019	134,385
		1,550,181
Coal — 0.2%
CONSOL Energy, Inc.	3,759	183,214
Massey Energy Co.	1,700	91,205
Peabody Energy Corp.	4,488	287,142
		561,561
Coatings/Paint — 0.0%
Sherwin-Williams Co.	760	63,650
Commercial Services — 0.5%
Iron Mountain, Inc.	58,083	1,452,656
Commercial Services-Finance — 1.8%
Automatic Data Processing, Inc.	5,254	243,155
Equifax, Inc.	1,232	43,859

1

Global Payments, Inc.	20,850	963,478
Mastercard, Inc., Class A	6,788	1,521,259
Moody’s Corp.	1,831	48,595
Paychex, Inc.	3,054	94,399
The Western Union Co.	65,762	1,221,200
Total System Services, Inc.	1,005	15,457
Visa, Inc., Class A	16,033	1,128,403
		5,279,805
Computer Aided Design — 0.1%
Autodesk, Inc.†	3,785	144,587
Computer Services — 1.4%
Cognizant Technology Solutions Corp., Class A†	14,215	1,041,817
International Business Machines Corp.	20,677	3,034,557
		4,076,374
Computers — 8.6%
Apple, Inc.†	76,226	24,587,459
Hewlett-Packard Co.	20,381	858,040
		25,445,499
Computers-Integrated Systems — 0.0%
Teradata Corp.†	2,788	114,754
Computers-Memory Devices — 0.7%
EMC Corp.†	34,292	785,287
NetApp, Inc.†	19,418	1,067,213
SanDisk Corp.†	3,903	194,604
Western Digital Corp.†	3,825	129,667
		2,176,771
Consulting Services — 0.0%
SAIC, Inc.†	2,248	35,653
Consumer Products-Misc. — 0.1%
Clorox Co.	1,439	91,060
Kimberly-Clark Corp.	4,140	260,985
		352,045
Containers-Metal/Glass — 0.0%
Ball Corp.	1,470	100,033
Cosmetics & Toiletries — 2.4%
Avon Products, Inc.	61,551	1,788,672
Colgate-Palmolive Co.	23,409	1,881,381
Estee Lauder Cos., Inc., Class A	1,890	152,523
Procter & Gamble Co.	50,753	3,264,941
		7,087,517
Cruise Lines — 0.1%
Carnival Corp.	3,656	168,578
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	829	68,053
Fiserv, Inc.†	1,411	82,628
		150,681
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,443	49,308
Patterson Cos., Inc.	1,610	49,314
		98,622
Dialysis Centers — 0.0%
DaVita, Inc.†	1,618	112,435
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,546	141,876
Distribution/Wholesale — 0.1%
Fastenal Co.	2,454	147,019
WW Grainger, Inc.	966	133,414
		280,433
Diversified Banking Institutions — 2.7%
Bank of America Corp.	314,527	4,195,790
Goldman Sachs Group, Inc.	4,995	839,959
JPMorgan Chase & Co.	48,125	2,041,463
Morgan Stanley	37,269	1,014,089
		8,091,301
Diversified Manufacturing Operations — 1.0%
3M Co.	6,544	564,747
Danaher Corp.	17,055	804,484
Dover Corp.	1,679	98,138
Eaton Corp.	1,345	136,531
Honeywell International, Inc.	8,310	441,760
Illinois Tool Works, Inc.	4,375	233,625
Ingersoll-Rand PLC	5,393	253,956
ITT Corp.	1,620	84,418
Parker Hannifin Corp.	1,584	136,699
Tyco International, Ltd.	3,829	158,674
		2,913,032
Diversified Operations — 0.0%
Leucadia National Corp.	1,968	57,426
E-Commerce/Products — 0.4%
Amazon.com, Inc.†	5,901	1,062,180
E-Commerce/Services — 1.9%
eBay, Inc.†	178,875	4,978,091
Expedia, Inc.	3,366	84,453
NetFlix, Inc.†	722	126,856
priceline.com, Inc.†	817	326,432
		5,515,832
Electric Products-Misc. — 0.1%
Emerson Electric Co.	6,890	393,901
Molex, Inc.	851	19,335
		413,236
Electric-Integrated — 0.2%
Dominion Resources, Inc.	4,155	177,501
Southern Co.	5,444	208,124
Wisconsin Energy Corp.	895	52,680
		438,305
Electronic Components-Misc. — 0.7%
Tyco Electronics, Ltd.	58,420	2,068,068
Electronic Components-Semiconductors — 1.9%
Advanced Micro Devices, Inc.†	9,531	77,964
Altera Corp.	5,202	185,087
Broadcom Corp., Class A	32,393	1,410,715
Intel Corp.	53,846	1,132,381
LSI Corp.†	4,412	26,428
Microchip Technology, Inc.	3,109	106,359
Micron Technology, Inc.†	14,260	114,365

2

National Semiconductor Corp.	1,954	26,887
NVIDIA Corp.†	5,512	84,885
QLogic Corp.†	1,758	29,921
Texas Instruments, Inc.	19,542	635,115
Xilinx, Inc.	65,807	1,907,087
		5,737,194
Electronic Connectors — 0.9%
Amphenol Corp., Class A	52,803	2,786,942
Electronic Forms — 0.5%
Adobe Systems, Inc.†	48,978	1,507,543
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	5,765	238,844
FLIR Systems, Inc.†	2,640	78,540
		317,384
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	899	116,996
Engineering/R&D Services — 0.0%
Fluor Corp.	1,696	112,377
McDermott International, Inc.†	60	1,241
		113,618
Engines-Internal Combustion — 0.1%
Cummins, Inc.	3,292	362,153
Enterprise Software/Service — 3.8%
BMC Software, Inc.†	2,957	139,393
CA, Inc.	4,279	104,579
Oracle Corp.	347,760	10,884,888
		11,128,860
Entertainment Software — 0.0%
Electronic Arts, Inc.†	2,320	38,002
Filtration/Separation Products — 0.0%
Pall Corp.	1,917	95,045
Finance-Consumer Loans — 0.4%
SLM Corp.†	95,013	1,196,214
Finance-Credit Card — 0.1%
American Express Co.	9,587	411,474
Finance-Investment Banker/Broker — 1.1%
Charles Schwab Corp.	183,837	3,145,451
Finance-Other Services — 1.5%
CME Group, Inc.	12,847	4,133,522
IntercontinentalExchange, Inc.†	1,217	145,006
		4,278,528
Food-Confectionery — 0.0%
Hershey Co.	1,519	71,621
Food-Meat Products — 0.0%
Hormel Foods Corp.	703	36,036
Food-Misc. — 0.7%
Campbell Soup Co.	1,689	58,693
General Mills, Inc.	6,714	238,951
H.J. Heinz Co.	3,417	169,005
Kellogg Co.	2,579	131,735
Kraft Foods, Inc., Class A	41,381	1,303,915
McCormick & Co., Inc.	1,350	62,816
Sara Lee Corp.	5,639	98,739
		2,063,854
Food-Retail — 0.0%
Whole Foods Market, Inc.†	2,447	123,794
Forestry — 0.0%
Plum Creek Timber Co., Inc.	1,237	46,326
Gold Mining — 0.2%
Newmont Mining Corp.	8,206	504,095
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,424	115,230
Hotels/Motels — 0.2%
Marriott International, Inc., Class A	4,792	199,060
Starwood Hotels & Resorts Worldwide, Inc.	3,173	192,855
Wyndham Worldwide Corp.	2,912	87,243
		479,158
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,125	26,584
Robert Half International, Inc.	1,053	32,222
		58,806
Industrial Automated/Robotic — 0.8%
FANUC Corp.	14,500	2,227,060
Rockwell Automation, Inc.	2,360	169,236
		2,396,296
Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	1,961	178,353
Airgas, Inc.	822	51,342
Praxair, Inc.	17,897	1,708,627
		1,938,322
Instruments-Scientific — 0.8%
PerkinElmer, Inc.	1,081	27,911
Thermo Fisher Scientific, Inc.†	40,132	2,221,708
Waters Corp.†	1,520	118,119
		2,367,738
Insurance-Life/Health — 0.9%
Aflac, Inc.	4,785	270,017
Prudential PLC	213,550	2,224,077
		2,494,094
Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	3,035	142,797
F5 Networks, Inc.†	1,346	175,195
		317,992
Internet Security — 0.1%
McAfee, Inc.†	2,566	118,831
Symantec Corp.†	12,920	216,281
VeriSign, Inc.†	1,574	51,423
		386,535
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	4,127	237,509
Federated Investors, Inc., Class B	976	25,542
Franklin Resources, Inc.	1,551	172,486
Invesco, Ltd.	3,614	86,953
Janus Capital Group, Inc.	1,468	19,040

3

T. Rowe Price Group, Inc.	4,268	275,457
		816,987
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	5,704	534,237
Machinery-Farming — 0.2%
Deere & Co.	7,055	585,918
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	1,576	120,454
Machinery-Pumps — 0.0%
Flowserve Corp.	929	110,755
Medical Information Systems — 0.0%
Cerner Corp.†	1,186	112,362
Medical Instruments — 1.0%
Intuitive Surgical, Inc.†	654	168,568
Medtronic, Inc.	11,503	426,646
St. Jude Medical, Inc.†	52,521	2,245,273
		2,840,487
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,693	148,848
Quest Diagnostics, Inc.	1,177	63,523
		212,371
Medical Products — 2.5%
Baxter International, Inc.	49,047	2,482,759
Becton, Dickinson and Co.	2,450	207,074
Hospira, Inc.†	2,781	154,874
Johnson & Johnson	66,293	4,100,222
Stryker Corp.	5,684	305,231
Varian Medical Systems, Inc.†	1,980	137,174
Zimmer Holdings, Inc.†	2,070	111,118
		7,498,452
Medical-Biomedical/Gene — 3.9%
Amgen, Inc.†	25,737	1,412,961
Biogen Idec, Inc.†	12,309	825,319
Celgene Corp.†	104,008	6,151,033
Genzyme Corp.†	4,311	306,943
Gilead Sciences, Inc.†	46,283	1,677,296
Life Technologies Corp.†	3,108	172,494
Vertex Pharmaceuticals, Inc.†	28,227	988,792
		11,534,838
Medical-Drugs — 1.6%
Abbott Laboratories	25,728	1,232,629
Allergan, Inc.	5,118	351,453
Bristol-Myers Squibb Co.	15,384	407,368
Cephalon, Inc.†	501	30,922
Eli Lilly & Co.	16,889	591,791
Forest Laboratories, Inc.†	3,137	100,321
Merck & Co., Inc.	53,635	1,933,005
		4,647,489
Medical-Generic Drugs — 0.4%
Mylan, Inc.†	7,244	153,066
Teva Pharmaceutical Industries, Ltd. ADR	18,858	983,067
Watson Pharmaceuticals, Inc.†	2,086	107,742
		1,243,875
Medical-HMO — 0.1%
CIGNA Corp.	4,509	165,300
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	8,081	54,062
Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	2,346	80,045
Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	13,454	1,872,931
Metal-Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	7,837	941,145
Metal-Diversified — 1.2%
Ivanhoe Mines, Ltd.†	158,480	3,632,362
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	2,255	175,913
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,725	59,806
Multimedia — 1.3%
McGraw-Hill Cos., Inc.	2,912	106,026
Meredith Corp.	255	8,836
News Corp., Class A	82,860	1,206,441
Viacom, Inc., Class B	44,832	1,775,795
Walt Disney Co.	17,019	638,383
		3,735,481
Networking Products — 2.7%
Cisco Systems, Inc.†	376,834	7,623,352
Juniper Networks, Inc.†	8,708	321,499
		7,944,851
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	630	10,823
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	2,814	84,026
Waste Management, Inc.	3,088	113,855
		197,881
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	683	28,918
Oil & Gas Drilling — 0.0%
Diamond Offshore Drilling, Inc.	1,157	77,368
Helmerich & Payne, Inc.	970	47,026
		124,394
Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	2,969	226,119
Apache Corp.	3,117	371,640
Cabot Oil & Gas Corp.	744	28,160
Chesapeake Energy Corp.	4,136	107,164
Denbury Resources, Inc.†	6,652	126,987
Devon Energy Corp.	2,660	208,837
EOG Resources, Inc.	1,945	177,792
EQT Corp.	1,117	50,086
Newfield Exploration Co.†	2,228	160,661
Noble Energy, Inc.	1,311	112,851
Occidental Petroleum Corp.	17,727	1,739,019

4

Pioneer Natural Resources Co.	1,932	167,736
Range Resources Corp.	1,305	58,699
Southwestern Energy Co.†	51,289	1,919,747
		5,455,498
Oil Companies-Integrated — 0.7%
BG Group PLC	47,078	951,255
Murphy Oil Corp.	1,601	119,354
Petroleo Brasileiro SA ADR	27,240	1,030,762
Suncor Energy, Inc.	2,300	88,067
		2,189,438
Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	4,037	204,797
FMC Technologies, Inc.†	1,992	177,109
National Oilwell Varco, Inc.	6,984	469,674
		851,580
Oil-Field Services — 2.9%
Baker Hughes, Inc.	3,158	180,543
Halliburton Co.	57,344	2,341,355
Schlumberger, Ltd.	73,364	6,125,894
		8,647,792
Pharmacy Services — 1.0%
Express Scripts, Inc.†	8,772	474,127
Medco Health Solutions, Inc.†	38,909	2,383,954
		2,858,081
Pipelines — 0.1%
El Paso Corp.	6,797	93,527
Spectra Energy Corp.	5,394	134,796
		228,323
Real Estate Investment Trusts — 0.6%
Apartment Investment & Management Co., Class A	1,052	27,184
AvalonBay Communities, Inc.	1,419	159,708
Boston Properties, Inc.	1,096	94,366
Equity Residential	4,734	245,931
HCP, Inc.	3,990	146,792
Health Care REIT, Inc.	1,039	49,498
Host Hotels & Resorts, Inc.	4,877	87,152
Kimco Realty Corp.	2,095	37,794
Public Storage	1,395	141,481
Simon Property Group, Inc.	4,875	485,014
Ventas, Inc.	2,615	137,235
Vornado Realty Trust	1,245	103,746
		1,715,901
Real Estate Management/Services — 0.7%
CB Richard Ellis Group, Inc., Class A†	95,731	1,960,571
Real Estate Operations & Development — 0.3%
Hang Lung Properties, Ltd.	177,000	823,198
Retail-Apparel/Shoe — 1.0%
Abercrombie & Fitch Co., Class A	848	48,870
Gap, Inc.	4,095	90,663
Limited Brands, Inc.	80,087	2,461,074
Ross Stores, Inc.	2,005	126,816
Urban Outfitters, Inc.†	2,143	76,741
		2,804,164
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	453	123,483
O’Reilly Automotive, Inc.†	2,324	140,416
		263,899
Retail-Automobile — 0.0%
CarMax, Inc.†	3,742	119,295
Retail-Bedding — 0.5%
Bed Bath & Beyond, Inc.†	27,475	1,350,396
Retail-Building Products — 0.8%
Lowe’s Cos., Inc.	94,642	2,373,621
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	3,133	107,431
Retail-Discount — 1.6%
Big Lots, Inc.†	717	21,840
Costco Wholesale Corp.	33,737	2,436,149
Family Dollar Stores, Inc.	2,095	104,142
Target Corp.	36,864	2,216,632
		4,778,763
Retail-Jewelry — 0.0%
Tiffany & Co.	2,104	131,016
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,801	118,707
TJX Cos., Inc.	6,588	292,441
		411,148
Retail-Office Supplies — 0.8%
Staples, Inc.	107,235	2,441,741
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	2,920	158,673
Macy’s, Inc.	4,370	110,561
		269,234
Retail-Restaurants — 1.4%
Darden Restaurants, Inc.	2,304	106,998
McDonald’s Corp.	34,025	2,611,759
Starbucks Corp.	12,335	396,323
Yum! Brands, Inc.	17,641	865,291
		3,980,371
Savings & Loans/Thrifts — 0.3%
Hudson City Bancorp, Inc.	4,821	61,420
People’s United Financial, Inc.	67,208	941,584
		1,003,004
Schools — 0.1%
Apollo Group, Inc., Class A†	2,116	83,561
DeVry, Inc.	1,038	49,803
		133,364
Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc.	4,971	187,257
Linear Technology Corp.	3,752	129,782
		317,039
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	8,672	121,842

5

KLA-Tencor Corp.	1,335	51,584
Novellus Systems, Inc.†	736	23,787
Teradyne, Inc.†	1,721	24,163
		221,376
Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC	16,349	898,512
Steel-Producers — 0.0%
United States Steel Corp.	574	33,533
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	656	36,198
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	16,387	316,597
JDS Uniphase Corp.†	3,706	53,663
		370,260
Telecommunication Equipment — 0.0%
Harris Corp.	1,174	53,182
Telephone-Integrated — 0.8%
AT&T, Inc.	41,313	1,213,776
CenturyLink, Inc.	2,524	116,533
Frontier Communications Corp.	7,775	75,651
Qwest Communications International, Inc.	29,005	220,728
Verizon Communications, Inc.	18,819	673,344
Windstream Corp.	4,830	67,330
		2,367,362
Tobacco — 0.8%
Altria Group, Inc.	12,162	299,429
Lorillard, Inc.	1,121	91,989
Philip Morris International, Inc.	30,198	1,767,489
Reynolds American, Inc.	2,870	93,619
		2,252,526
Tools-Hand Held — 0.0%
Snap-On, Inc.	436	24,669
Stanley Black & Decker, Inc.	1,381	92,347
		117,016
Toys — 0.1%
Hasbro, Inc.	2,267	106,957
Mattel, Inc.	3,762	95,668
		202,625
Transport-Rail — 0.3%
CSX Corp.	3,737	241,447
Norfolk Southern Corp.	2,480	155,794
Union Pacific Corp.	5,007	463,949
		861,190
Transport-Services — 1.9%
C.H. Robinson Worldwide, Inc.	17,724	1,421,288
Expeditors International of Washington, Inc.	1,979	108,053
United Parcel Service, Inc., Class B	55,159	4,003,440
		5,532,781
Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	29,425	1,831,706
Web Hosting/Design — 0.4%
Equinix, Inc.†	14,220	1,155,517
Web Portals/ISP — 3.6%
Google, Inc., Class A†	14,354	8,525,845
Yahoo!, Inc.†	118,222	1,966,032
		10,491,877
Wireless Equipment — 4.2%
American Tower Corp., Class A†	60,254	3,111,517
Crown Castle International Corp.†	81,268	3,561,976
QUALCOMM, Inc.	112,271	5,556,292
		12,229,785
Total Common Stock
(cost $230,745,618)		287,533,178
EXCHANGE-TRADED FUNDS — 0.8%
iShares S&P 500 Growth Index Fund
(cost $2,502,836)	39,200	2,573,088
RIGHTS — 0.1%
Metal-Diversified — 0.1%
Ivanhoe Mines, Ltd. Expires 01/26/11† (cost $0)	158,480	221,872
Total Long-Term Investment Securities
(cost $233,248,454)		290,328,138
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.14% due 03/17/11(1)
(cost $60,983)	$61,000	60,987
REPURCHASE AGREEMENTS — 0.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/10, to be repurchased 01/03/11 in the amount of $928,001 and collateralized by $915,000 of United States Treasury Notes, bearing interest at 2.50% due 04/30/15 and having an approximate value of $949,313	928,000	928,000
State Street Bank & Trust Co., Joint Repurchase Agreement(2)	509,000	509,000
Total Repurchase Agreements (cost $1,437,000)		1,437,000
TOTAL INVESTMENTS
(cost $234,746,437)(3)	98.9%	291,826,125
Other assets less liabilities	1.1	3,153,799
NET ASSETS	100.0%	$294,979,924

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2010	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	March 2011	$647,970	$657,100	$9,130

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Computers	$25,445,499	$—	$—	$25,445,499
Other Industries*	262,087,679	—	—	262,087,679
Exchange Traded Funds	2,573,088	—	—	2,573,088
Rights	221,872	—	—	221,872
Short-Term Investment Securities:
U.S. Government Treasuries	—	60,987	—	60,987
Repurchase Agreements	—	1,437,000	—	1,437,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	9,130	—	—	9,130
Total	$290,337,268	$1,497,987	$—	$291,835,255

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

6

Seasons Series Trust

Large Cap Value Portfolio

Portfolio of Investments — December 31, 2010

(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCK — 96.9%
Advertising Agencies — 0.0%
Omnicom Group, Inc.	2,089	$95,676
Aerospace/Defense — 0.9%
Boeing Co.	19,856	1,295,802
General Dynamics Corp.	3,034	215,293
Lockheed Martin Corp.	13,390	936,095
Northrop Grumman Corp.	5,329	345,213
Raytheon Co.	3,460	160,336
		2,952,739
Aerospace/Defense-Equipment — 0.5%
European Aeronautic Defence and Space Co. NV ADR†	53,000	1,242,850
United Technologies Corp.	5,899	464,369
		1,707,219
Agricultural Chemicals — 0.9%
Monsanto Co.	22,805	1,588,140
Mosaic Co.	18,700	1,427,932
		3,016,072
Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	58,661	1,764,523
Airlines — 0.0%
Southwest Airlines Co.	6,681	86,719
Apparel Manufacturers — 0.0%
VF Corp.	665	57,310
Appliances — 0.4%
Whirlpool Corp.	15,387	1,366,827
Applications Software — 0.9%
Compuware Corp.†	1,399	16,326
Microsoft Corp.	101,000	2,819,920
		2,836,246
Audio/Video Products — 0.0%
Harman International Industries, Inc.†	533	24,678
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.†	28,036	470,724
General Motors Co.†	44,100	1,625,526
		2,096,250
Auto-Heavy Duty Trucks — 0.5%
PACCAR, Inc.	27,094	1,555,737
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	12,308	470,166
Banks-Commercial — 0.5%
BB&T Corp.	12,662	332,884
First Horizon National Corp.†	5,244	61,774
M&T Bank Corp.	2,179	189,682
Marshall & Ilsley Corp.	37,336	258,365
Regions Financial Corp.	78,225	547,575
Zions Bancorporation	3,248	78,699
		1,468,979
Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	92,670	2,798,634
Northern Trust Corp.	2,873	159,193
State Street Corp.	9,163	424,613
		3,382,440
Banks-Super Regional — 5.2%
Capital One Financial Corp.	23,839	1,014,588
Comerica, Inc.	3,221	136,055
Fifth Third Bancorp	14,533	213,344
Huntington Bancshares, Inc.	13,088	89,915
KeyCorp	62,895	556,621
PNC Financial Services Group, Inc.	51,996	3,157,197
SunTrust Banks, Inc.	36,725	1,083,755
US Bancorp	97,312	2,624,505
Wells Fargo & Co.	263,156	8,155,204
		17,031,184
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc., Class A†	3,254	72,076
Brewery — 0.4%
Molson Coors Brewing Co., Class B	28,387	1,424,744
Building & Construction Products-Misc. — 0.1%
USG Corp.†	15,900	267,597
Building Products-Wood — 0.2%
Masco Corp.	50,543	639,874
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	18,422	219,775
Lennar Corp., Class A	1,451	27,206
Pulte Group, Inc.†	6,139	46,165
		293,146
Cable/Satellite TV — 1.0%
Cablevision Systems Corp., Class A	25,300	856,152
Comcast Corp., Class A	107,850	2,369,465
Time Warner Cable, Inc.	2,272	150,020
		3,375,637
Casino Hotels — 0.1%
MGM Resorts International†	14,500	215,325
Casino Services — 0.0%
International Game Technology	3,102	54,874
Cellular Telecom — 0.2%
Sprint Nextel Corp.†	54,517	230,607
Vodafone Group PLC	166,700	430,917
		661,524
Chemicals-Diversified — 1.2%
Dow Chemical Co.	73,485	2,508,778
E.I. du Pont de Nemours & Co.	27,531	1,373,246
PPG Industries, Inc.	1,190	100,043
		3,982,067
Chemicals-Specialty — 0.3%
Eastman Chemical Co.	645	54,232
International Flavors & Fragrances, Inc.	16,500	917,235
		971,467
Coatings/Paint — 0.0%
Sherwin-Williams Co.	801	67,084
Commercial Services — 0.0%
Iron Mountain, Inc.	1,680	42,017
Quanta Services, Inc.†	3,933	78,345
		120,362
Commercial Services-Finance — 0.2%
Automatic Data Processing, Inc.	3,241	149,993
Equifax, Inc.	901	32,076
H&R Block, Inc.	22,131	263,580
Moody’s Corp.	1,711	45,410

1

Paychex, Inc.	2,526	78,079
Total System Services, Inc.	1,877	28,868
		598,006
Computer Services — 0.3%
Computer Sciences Corp.	20,020	992,992
Computers — 1.1%
Dell, Inc.†	63,750	863,812
Hewlett-Packard Co.	65,339	2,750,772
		3,614,584
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,434	49,932
Consulting Services — 0.0%
SAIC, Inc.†	2,894	45,899
Consumer Products-Misc. — 0.9%
Clorox Co.	2,267	143,456
Fortune Brands, Inc.	28,415	1,712,004
Kimberly-Clark Corp.	19,103	1,204,253
		3,059,713
Containers-Metal/Glass — 0.4%
Owens-Illinois, Inc.†	2,987	91,701
Rexam PLC ADR	44,900	1,158,869
		1,250,570
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	1,975	64,504
Sealed Air Corp.	2,914	74,161
		138,665
Cosmetics & Toiletries — 0.5%
Procter & Gamble Co.	26,566	1,708,991
Cruise Lines — 0.1%
Carnival Corp.	3,852	177,616
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	4,834	132,403
Fiserv, Inc.†	1,167	68,340
		200,743
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,011	34,546
Distribution/Wholesale — 0.2%
Genuine Parts Co.	13,475	691,807
Diversified Banking Institutions — 7.7%
Bank of America Corp.	490,566	6,544,150
Citigroup, Inc.†	530,204	2,507,865
Credit Suisse Group AG ADR	35,700	1,442,637
Goldman Sachs Group, Inc.	18,831	3,166,621
JPMorgan Chase & Co.	245,360	10,408,171
Morgan Stanley	41,012	1,115,937
		25,185,381
Diversified Manufacturing Operations — 8.1%
3M Co.	38,371	3,311,417
Cooper Industries PLC	13,800	804,402
Danaher Corp.	3,817	180,048
Dover Corp.	1,568	91,650
Eaton Corp.	6,397	649,359
General Electric Co.	531,663	9,724,116
Harsco Corp.	66,900	1,894,608
Honeywell International, Inc.	29,326	1,558,970
Illinois Tool Works, Inc.	31,454	1,679,644
Ingersoll-Rand PLC	41,800	1,968,362
ITT Corp.	17,875	931,466
Leggett & Platt, Inc.	2,673	60,838
Parker Hannifin Corp.	1,207	104,164
Textron, Inc.	57,117	1,350,246
Tyco International, Ltd.	50,234	2,081,697
		26,390,987
Diversified Operations — 0.0%
Leucadia National Corp.	1,439	41,990
E-Commerce/Services — 0.5%
eBay, Inc.†	55,600	1,547,348
Electric Products-Misc. — 0.3%
Emerson Electric Co.	14,282	816,502
Molex, Inc.	1,589	36,102
		852,604
Electric-Generation — 0.1%
AES Corp.†	12,082	147,159
Electric-Integrated — 4.7%
Allegheny Energy, Inc.	3,102	75,192
Ameren Corp.	4,377	123,388
American Electric Power Co., Inc.	8,766	315,401
CMS Energy Corp.	4,464	83,030
Consolidated Edison, Inc.	5,303	262,870
Constellation Energy Group, Inc.	21,647	663,048
Dominion Resources, Inc.	6,039	257,986
DTE Energy Co.	3,087	139,903
Duke Energy Corp.	61,425	1,093,979
Edison International	38,346	1,480,156
Entergy Corp.	35,502	2,514,607
Exelon Corp.	39,672	1,651,942
FirstEnergy Corp.	17,864	661,325
Integrys Energy Group, Inc.	1,416	68,690
NextEra Energy, Inc.	7,590	394,604
Northeast Utilities	3,218	102,590
Pepco Holdings, Inc.	4,097	74,770
PG&E Corp.	20,456	978,615
Pinnacle West Capital Corp.	15,084	625,232
PPL Corp.	29,021	763,833
Progress Energy, Inc.	22,747	989,040
Public Service Enterprise Group, Inc.	9,234	293,733
SCANA Corp.	2,067	83,920
Southern Co.	9,337	356,953
TECO Energy, Inc.	16,619	295,818
Wisconsin Energy Corp.	1,152	67,807
Xcel Energy, Inc.	40,298	949,018
		15,367,450
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	3,578	71,882
Electronic Components-Semiconductors — 1.4%
Intel Corp.	110,058	2,314,520
LSI Corp.†	6,414	38,420

2

MEMC Electronic Materials, Inc.†	4,151	46,740
National Semiconductor Corp.	2,230	30,685
NVIDIA Corp.†	4,560	70,224
Texas Instruments, Inc.	8,100	263,250
Xilinx, Inc.	57,800	1,675,044
		4,438,883
Electronic Forms — 0.0%
Adobe Systems, Inc.†	4,457	137,186
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	2,066	145,632
Engineering/R&D Services — 0.1%
Fluor Corp.	1,403	92,963
Jacobs Engineering Group, Inc.†	2,302	105,546
		198,509
Enterprise Software/Service — 0.0%
CA, Inc.	2,311	56,481
Novell, Inc.†	6,417	37,988
		94,469
Entertainment Software — 0.1%
Electronic Arts, Inc.†	23,913	391,695
Finance-Consumer Loans — 0.2%
SLM Corp.†	59,863	753,675
Finance-Credit Card — 0.8%
American Express Co.	57,701	2,476,527
Discover Financial Services	9,939	184,170
		2,660,697
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	9,955	170,330
E*Trade Financial Corp.†	3,627	58,032
		228,362
Finance-Other Services — 0.4%
CME Group, Inc.	1,223	393,500
NASDAQ OMX Group, Inc.†	2,716	64,396
NYSE Euronext	23,764	712,445
		1,170,341
Food-Confectionery — 0.5%
Hershey Co.	32,157	1,516,202
J.M. Smucker Co.	2,181	143,183
		1,659,385
Food-Dairy Products — 0.0%
Dean Foods Co.†	3,325	29,393
Food-Meat Products — 0.0%
Hormel Foods Corp.	493	25,271
Tyson Foods, Inc., Class A	5,439	93,660
		118,931
Food-Misc. — 1.1%
Campbell Soup Co.	14,843	515,794
ConAgra Foods, Inc.	24,125	544,743
General Mills, Inc.	35,924	1,278,535
H.J. Heinz Co.	2,107	104,212
Kellogg Co.	1,808	92,353
Kraft Foods, Inc., Class A	16,578	522,373
McCormick & Co., Inc.	10,946	509,317
Sara Lee Corp.	5,484	96,025
		3,663,352
Food-Retail — 0.1%
Kroger Co.	11,639	260,248
Safeway, Inc.	6,804	153,022
SUPERVALU, Inc.	3,872	37,287
		450,557
Food-Wholesale/Distribution — 0.5%
Sysco Corp.	58,979	1,733,983
Forestry — 0.0%
Plum Creek Timber Co., Inc.	1,593	59,658
Gas-Distribution — 0.5%
CenterPoint Energy, Inc.	24,724	388,661
Nicor, Inc.	831	41,484
NiSource, Inc.	61,079	1,076,212
Sempra Energy	4,381	229,915
		1,736,272
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	5,298	96,318
Hotel/Motels — 0.3%
Marriott International, Inc., Class A	21,804	905,738
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,139	26,914
Robert Half International, Inc.	1,531	46,849
		73,763
Independent Power Producers — 0.1%
NRG Energy, Inc.†	16,312	318,736
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,760	160,072
Airgas, Inc.	464	28,981
		189,053
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	970	25,045
Thermo Fisher Scientific, Inc.†	2,902	160,655
		185,700
Insurance Brokers — 0.9%
AON Corp.	6,021	277,026
Marsh & McLennan Cos., Inc.	94,619	2,586,884
		2,863,910
Insurance-Life/Health — 1.5%
Aflac, Inc.	3,354	189,266
Lincoln National Corp.	32,857	913,753
Principal Financial Group, Inc.	46,847	1,525,338
Prudential Financial, Inc.	8,858	520,053
Sun Life Financial, Inc.	21,600	650,160
Torchmark Corp.	1,461	87,280
Unum Group	46,588	1,128,362
		5,014,212
Insurance-Multi-line — 1.3%
ACE, Ltd.	20,394	1,269,527
Allstate Corp.	35,323	1,126,097
American International Group, Inc.†(1)	2,556	147,277

3

Assurant, Inc.	1,945	74,921
Cincinnati Financial Corp.	2,970	94,119
Genworth Financial, Inc., Class A†	8,936	117,419
Hartford Financial Services Group, Inc.	8,113	214,913
Loews Corp.	5,773	224,628
MetLife, Inc.	16,541	735,082
XL Group PLC	5,899	128,716
		4,132,699
Insurance-Property/Casualty — 0.5%
Chubb Corp.	13,465	803,053
Progressive Corp.	12,110	240,626
Travelers Cos., Inc.	8,378	466,738
		1,510,417
Insurance-Reinsurance — 0.8%
Berkshire Hathaway, Inc., Class B†	31,582	2,530,034
Internet Security — 0.0%
VeriSign, Inc.	1,413	46,163
Investment Management/Advisor Services — 1.3%
BlackRock, Inc.	6,500	1,238,770
Federated Investors, Inc., Class B	602	15,754
Franklin Resources, Inc.	957	106,428
Invesco, Ltd.	71,870	1,729,192
Janus Capital Group, Inc.	1,744	22,620
Legg Mason, Inc.	30,792	1,116,826
		4,229,590
Linen Supply & Related Items — 0.0%
Cintas Corp.	2,307	64,504
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	5,329	499,114
Medical Instruments — 0.3%
Beckman Coulter, Inc.	6,400	481,472
Boston Scientific Corp.†	27,743	210,014
Medtronic, Inc.	7,095	263,154
		954,640
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	1,291	69,675
Medical Products — 1.6%
Baxter International, Inc.	29,429	1,489,696
Becton, Dickinson and Co.	1,511	127,710
CareFusion Corp.†	4,069	104,573
Johnson & Johnson	38,849	2,402,811
Zimmer Holdings, Inc.†	20,033	1,075,371
		5,200,161
Medical-Biomedical/Gene — 0.7%
Amgen, Inc.†	41,632	2,285,597
Medical-Drugs — 4.3%
Abbott Laboratories	29,700	1,422,927
Bristol-Myers Squibb Co.	45,771	1,212,016
Cephalon, Inc.†	824	50,857
Eli Lilly & Co.	19,100	669,264
Forest Laboratories, Inc.†	1,772	56,669
King Pharmaceuticals, Inc.†	4,424	62,157
Merck & Co., Inc.	99,773	3,595,819
Pfizer, Inc.	404,260	7,078,593
		14,148,302
Medical-Generic Drugs — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	36,700	1,913,171
Medical-HMO — 0.9%
Aetna, Inc.	7,302	222,784
Coventry Health Care, Inc.†	2,710	71,544
Humana, Inc.†	3,072	168,162
UnitedHealth Group, Inc.	54,175	1,956,259
WellPoint, Inc.†	7,184	408,482
		2,827,231
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	2,471	84,311
Cardinal Health, Inc.	6,369	243,996
McKesson Corp.	4,619	325,085
		653,392
Metal-Aluminum — 0.1%
Alcoa, Inc.	18,643	286,916
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	17,507	606,968
Multimedia — 1.8%
McGraw-Hill Cos., Inc.	32,109	1,169,089
Meredith Corp.	386	13,375
News Corp., Class A	17,506	254,887
Time Warner, Inc.	66,446	2,137,568
Walt Disney Co.	49,598	1,860,421
WPP PLC	28,700	353,271
		5,788,611
Networking Products — 0.9%
Cisco Systems, Inc.†	148,900	3,012,247
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	954	16,390
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	2,525	75,397
Waste Management, Inc.	5,297	195,300
		270,697
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,711	89,732
Xerox Corp.	25,318	291,663
		381,395
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	17,922	758,817
Oil & Gas Drilling — 0.4%
Helmerich & Payne, Inc.	870	42,177
Nabors Industries, Ltd.†	5,209	122,203
Noble Corp.	31,900	1,141,063
Rowan Cos., Inc.†	2,304	80,433
		1,385,876
Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp.	22,989	1,750,842
Apache Corp.	3,557	424,101
Cabot Oil & Gas Corp.	1,082	40,954

4

Chesapeake Energy Corp.	7,400	191,734
Devon Energy Corp.	4,966	389,881
EOG Resources, Inc.	2,504	228,891
EQT Corp.	1,497	67,125
Noble Energy, Inc.	1,758	151,329
Occidental Petroleum Corp.	33,215	3,258,391
QEP Resources, Inc.	3,205	116,374
Range Resources Corp.	1,490	67,020
Southwestern Energy Co.†	40,900	1,530,887
		8,217,529
Oil Companies-Integrated — 8.6%
BP PLC ADR	20,904	923,330
Chevron Corp.	105,697	9,644,851
ConocoPhillips	54,215	3,692,042
Exxon Mobil Corp.	124,545	9,106,730
Hess Corp.	5,476	419,133
Marathon Oil Corp.	12,957	479,798
Murphy Oil Corp.	24,455	1,823,120
Royal Dutch Shell PLC ADR	31,400	2,096,892
		28,185,896
Oil Refining & Marketing — 0.3%
Sunoco, Inc.	18,501	745,775
Tesoro Corp.†	2,613	48,445
Valero Energy Corp.	10,334	238,922
		1,033,142
Oil-Field Services — 1.6%
Baker Hughes, Inc.	40,208	2,298,691
Halliburton Co.	7,968	325,334
Schlumberger, Ltd.	18,500	1,544,750
Weatherford International, Ltd.†	49,200	1,121,760
		5,290,535
Paper & Related Products — 0.7%
International Paper Co.	54,872	1,494,713
MeadWestvaco Corp.	24,671	645,394
		2,140,107
Pipelines — 0.3%
El Paso Corp.	5,398	74,276
Oneok, Inc.	1,944	107,834
Spectra Energy Corp.	25,790	644,492
The Williams Cos., Inc.	10,673	263,837
		1,090,439
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,765	65,775
Professional Sports — 0.1%
Madison Square Garden, Inc.†	6,825	175,949
Publishing-Newspapers — 0.1%
Washington Post Co., Class B	100	43,950
Gannett Co., Inc.	4,361	65,807
New York Times Co., Class A†	36,900	361,620
		471,377
Quarrying — 0.3%
Vulcan Materials Co.	21,743	964,519
Real Estate Investment Trusts — 0.5%
Apartment Investment & Management Co., Class A	983	25,401
Boston Properties, Inc.	1,355	116,666
HCP, Inc.	3,438	126,484
Health Care REIT, Inc.	1,510	71,936
Host Hotels & Resorts, Inc.	6,806	121,623
Kimco Realty Corp.	5,112	92,221
ProLogis	10,386	149,974
Public Storage	1,020	103,448
Vornado Realty Trust	1,602	133,495
Weyerhaeuser Co.	29,139	551,601
		1,492,849
Retail-Apparel/Shoe — 0.0%
Abercrombie & Fitch Co., Class A	673	38,785
Gap, Inc.	3,529	78,132
		116,917
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,161	32,740
Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.†	20,800	1,022,320
Retail-Building Products — 1.5%
Home Depot, Inc.	81,411	2,854,270
Lowe’s Cos., Inc.	77,987	1,955,914
		4,810,184
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	2,763	63,217
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	2,591	88,845
RadioShack Corp.	2,077	38,404
		127,249
Retail-Discount — 1.3%
Big Lots, Inc.†	593	18,063
Costco Wholesale Corp.	7,891	569,809
Target Corp.	28,257	1,699,093
Wal-Mart Stores, Inc.	35,756	1,928,321
		4,215,286
Retail-Drug Store — 0.9%
CVS Caremark Corp.	63,400	2,204,418
Walgreen Co.	16,896	658,268
		2,862,686
Retail-Jewelry — 0.2%
Tiffany & Co.	8,600	535,522
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	4,315	139,418
Sears Holdings Corp.†	803	59,221
		198,639
Retail-Office Supplies — 0.5%
Staples, Inc.	75,000	1,707,750
Retail-Regional Department Stores — 0.7%
Kohl’s Corp.†	32,234	1,751,596
Macy’s, Inc.	21,437	542,356
		2,293,952

5

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	4,433	52,531
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	4,325	55,101
People’s United Financial, Inc.	6,734	94,343
		149,444
Semiconductor Components-Integrated Circuits — 1.5%
Analog Devices, Inc.	59,900	2,256,433
Maxim Integrated Products, Inc.	55,100	1,301,462
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	113,000	1,417,020
		4,974,915
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	73,475	1,032,324
KLA-Tencor Corp.	1,586	61,283
Novellus Systems, Inc.†	839	27,116
Teradyne, Inc.†	1,424	19,993
		1,140,716
Steel-Producers — 1.5%
AK Steel Holding Corp.	2,008	32,871
Nucor Corp.	70,362	3,083,263
Steel Dynamics, Inc.	83,800	1,533,540
United States Steel Corp.	1,992	116,372
		4,766,046
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,080	59,594
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	10,554	203,903
Telecommunication Equipment — 0.0%
Harris Corp.	1,054	47,746
Tellabs, Inc.	6,733	45,650
		93,396
Telephone-Integrated — 3.0%
AT&T, Inc.	222,280	6,530,587
CenturyLink, Inc.	2,767	127,752
Frontier Communications Corp.	9,614	93,544
Qwest Communications International, Inc.	122,400	931,464
Verizon Communications, Inc.	57,898	2,071,591
Windstream Corp.	3,531	49,222
		9,804,160
Television — 0.7%
CBS Corp., Class B	118,227	2,252,224
Tobacco — 0.6%
Altria Group, Inc.	24,769	609,813
Lorillard, Inc.	1,502	123,254
Philip Morris International, Inc.	17,600	1,030,128
Reynolds American, Inc.	3,024	98,643
		1,861,838
Tools-Hand Held — 0.5%
Snap-On, Inc.	584	33,043
Stanley Black & Decker, Inc.	21,814	1,458,702
		1,491,745
Toys — 0.7%
Mattel, Inc.	83,223	2,116,361
Transport-Rail — 0.2%
CSX Corp.	2,732	176,514
Norfolk Southern Corp.	3,913	245,815
Union Pacific Corp.	3,510	325,237
		747,566
Transport-Services — 0.8%
Expeditors International of Washington, Inc.	1,705	93,093
FedEx Corp.	5,743	534,157
Ryder System, Inc.	944	49,692
United Parcel Service, Inc., Class B	25,264	1,833,661
		2,510,603
Web Portals/ISP — 0.1%
Yahoo!, Inc.†	12,609	209,688
Wireless Equipment — 0.1%
Motorola, Inc.†	42,879	388,913
Total Common Stock (cost $296,761,842)		317,056,646
CONVERTIBLE PREFERRED STOCK — 0.2%
Auto-Cars/Light Trucks — 0.2%
General Motors Co., Series B 4.75% (cost $593,676)	11,700	633,087
EXCHANGE-TRADED FUNDS — 0.9%
iShares S&P 500 Value Index Fund (cost $2,990,168)	52,700	3,140,393
Total Long-Term Investment Securities (cost $300,345,686)		320,830,126

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
T. Rowe Price Reserve Investment Fund	4,527,428	4,527,428
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.14% due 03/17/11(2)	$60,000	59,987
Total Short-Term Investment Securities (cost $4,587,412)		4,587,415
REPURCHASE AGREEMENTS — 1.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	328,000	328,000
Bank of America Securities Joint Repurchase Agreement(3)	1,745,000	1,745,000
UBS Securities LLC Joint Repurchase Agreement(3)	1,950,000	1,950,000
Total Repurchase Agreements (cost $4,023,000)		4,023,000
TOTAL INVESTMENTS (cost $308,956,098)(4)	100.6%	329,440,541
Liabilities in excess of other assets	(0.6)	(2,116,420)
NET ASSETS	100.0%	$327,324,121

†	Non-income producing security

6

(1)	Security represents an investment in an affiliated company; See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR -	American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2010	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	March 2011	$571,220	$587,700	$16,480

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Banks - Super Regional	$17,031,184	$—	$—	$17,031,184
Diversified Banking Institutions	25,185,381	—	—	25,185,381
Diversified Manufactoring Operations	26,390,987	—	—	26,390,987
Oil Companies-Integrated	28,185,896	—	—	28,185,896
Other Industries*	220,263,198	—	—	220,263,198
Convertible Preferred Stock	633,087	—	—	633,087
Exchange Traded Funds	3,140,393	—	—	3,140,393
Short-Term Investment Securities:
Registered Investment Companies	—	4,527,428	—	4,527,428
U.S. Government Treasuries	—	59,987	—	59,987
Repurchase Agreements	—	4,023,000	—	4,023,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	16,480	—	—	16,480
Total	$320,846,606	$8,610,415	$—	$329,457,021

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

7

Seasons Series Trust

Mid Cap Growth Portfolio

Portfolio of Investments — December 31, 2010

(Unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCK — 99.1%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.†	8,256	$87,679
Omnicom Group, Inc.	3,100	141,980
		229,659
Advertising Sales — 0.0%
Lamar Advertising Co., Class A†	204	8,127
Aerospace/Defense — 0.4%
Embraer SA ADR	2,000	58,800
Rockwell Collins, Inc.	3,297	192,083
Spirit Aerosystems Holdings, Inc., Class A†	270	5,619
TransDigm Group, Inc.†	1,731	124,649
		381,151
Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc.	517	38,480
Elbit Systems, Ltd.	1,000	52,920
Goodrich Corp.	2,293	201,945
		293,345
Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	4,064	549,250
Intrepid Potash, Inc.†	2,300	85,767
		635,017
Airlines — 1.1%
AMR Corp.†	1,813	14,123
Copa Holdings SA, Class A	330	19,417
Delta Air Lines, Inc.†	13,326	167,908
JetBlue Airways Corp.†	44,280	292,691
Skywest, Inc.	5,500	85,910
Southwest Airlines Co.	12,571	163,171
United Continental Holdings, Inc.†	14,801	352,560
		1,095,780
Apparel Manufacturers — 2.3%
Coach, Inc.	20,208	1,117,705
Columbia Sportswear Co.	5,700	343,710
Hanesbrands, Inc.†	17,688	449,275
Polo Ralph Lauren Corp.	944	104,708
Under Armour, Inc., Class A†	5,800	318,072
		2,333,470
Appliances — 0.1%
Whirlpool Corp.	542	48,146
Applications Software — 2.1%
Check Point Software Technologies, Ltd.†	3,500	161,910
Citrix Systems, Inc.†	7,824	535,240
Compuware Corp.†	2,145	25,032
Emdeon, Inc., Class A†	440	5,957
Intuit, Inc.†	8,833	435,467
Nuance Communications, Inc.†	15,138	275,209
Red Hat, Inc.†	6,383	291,384
Salesforce.com, Inc.†	2,833	373,956
		2,104,155
Auction Houses/Art Dealers — 0.1%
KAR Auction Services, Inc.†	68	938
Ritchie Bros. Auctioneers, Inc.	3,100	71,455
		72,393
Audio/Video Products — 0.0%
Harman International Industries, Inc.†	558	25,835
Auto-Cars/Light Trucks — 0.0%
Tesla Motors, Inc.†	180	4,793
Auto-Heavy Duty Trucks — 0.6%
Navistar International Corp.†	8,550	495,130
Oshkosh Corp.†	1,515	53,389
PACCAR, Inc.	1,600	91,872
		640,391
Auto/Truck Parts & Equipment-Original — 0.4%
Autoliv, Inc.	490	38,681
BorgWarner, Inc.†	1,831	132,491
Federal-Mogul Corp.†	76	1,569
Lear Corp.†	250	24,678
TRW Automotive Holdings Corp.†	897	47,272
WABCO Holdings, Inc.†	2,086	127,100
		371,791
Banks-Commercial — 0.5%
Bank of Hawaii Corp.	260	12,275
City National Corp.	1,000	61,360
First Horizon National Corp.†	5,154	60,719
Marshall & Ilsley Corp.	8,800	60,896
Popular, Inc.†	21,666	68,031
Regions Financial Corp.	7,100	49,700
SVB Financial Group†	1,100	58,355
TCF Financial Corp.	4,300	63,683
Zions Bancorporation	2,200	53,306
		488,325
Banks-Fiduciary — 0.1%
Northern Trust Corp.	2,300	127,443
Banks-Super Regional — 0.1%
Fifth Third Bancorp	4,500	66,060
KeyCorp.	7,300	64,605
		130,665
Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc.	3,504	87,705
Dr Pepper Snapple Group, Inc.	1,172	41,208
Hansen Natural Corp.†	944	49,352
		178,265
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	3,196	222,506
Broadcast Services/Program — 0.5%
Discovery Communications, Inc., Class A†	3,507	146,242
Discovery Communications, Inc., Class C†	5,500	201,795
Liberty Media Corp.-Starz, Series A†	900	59,832
Scripps Networks Interactive Inc., Class A	1,511	78,194
		486,063
Building & Construction Products-Misc. — 0.0%
Armstrong World Industries, Inc.	28	1,204
Owens Corning†	1,071	33,361
USG Corp.†	466	7,843
		42,408

1

Building Products-Air & Heating — 0.2%
Lennox International, Inc.	5,053	238,956
Building Products-Cement — 0.1%
Eagle Materials, Inc.	740	20,905
Martin Marietta Materials, Inc.	767	70,748
		91,653
Building Products-Wood — 0.0%
Masco Corp.	1,816	22,991
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co.†	690	22,701
Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	3,565	121,067
Building-Residential/Commercial — 0.4%
Lennar Corp., Class A	2,400	45,000
MRV Engenharia e Participacoes SA	19,080	179,421
NVR, Inc.†	99	68,411
Pulte Group, Inc.†	4,060	30,531
Toll Brothers, Inc.†	1,900	36,100
		359,463
Cable/Satellite TV — 0.1%
Cablevision Systems Corp., Class A	3,000	101,520
Casino Hotels — 0.3%
MGM Resorts International†	812	12,058
Wynn Resorts, Ltd.	2,773	287,949
		300,007
Casino Services — 0.2%
Bally Technologies, Inc.†	932	39,321
International Game Technology	10,030	177,431
		216,752
Cellular Telecom — 0.6%
MetroPCS Communications, Inc.†	29,928	377,990
NII Holdings, Inc.†	5,030	224,640
		602,630
Chemicals-Diversified — 0.4%
Celanese Corp., Series A	2,643	108,812
FMC Corp.	839	67,028
PPG Industries, Inc.	460	38,672
Sociedad Quimica y Minera de Chile SA ADR	3,600	210,312
		424,824
Chemicals-Specialty — 1.2%
Albemarle Corp.	2,542	141,793
Ashland, Inc.	118	6,002
Eastman Chemical Co.	253	21,272
Ecolab, Inc.	5,938	299,394
International Flavors & Fragrances, Inc.	1,342	74,602
Lubrizol Corp.	1,151	123,019
Methanex Corp.	9,200	279,680
Sigma-Aldrich Corp.	3,590	238,950
		1,184,712
Coal — 1.2%
Alpha Natural Resources, Inc.†	272	16,328
Arch Coal, Inc.	5,819	204,014
CONSOL Energy, Inc.	10,448	509,236
Peabody Energy Corp.	2,900	185,542
Walter Energy, Inc.	2,412	308,350
		1,223,470
Coatings/Paint — 0.2%
RPM International, Inc.	1,094	24,178
Sherwin-Williams Co.	2,360	197,650
Valspar Corp.	169	5,827
		227,655
Coffee — 0.7%
Green Mountain Coffee Roasters, Inc.†	21,515	706,983
Commercial Services — 0.3%
Alliance Data Systems Corp.†	900	63,927
Iron Mountain, Inc.	5,271	131,828
Quanta Services, Inc.†	2,700	53,784
Weight Watchers International, Inc.	561	21,032
		270,571
Commercial Services-Finance — 2.4%
Equifax, Inc.	1,600	56,960
Global Payments, Inc.	3,077	142,188
Green Dot Corp., Class A†	1,365	77,450
H&R Block, Inc.	2,150	25,607
Lender Processing Services, Inc.	1,600	47,232
Moody’s Corp.	9,363	248,494
Morningstar, Inc.	372	19,746
Paychex, Inc.	11,696	361,523
SEI Investments Co.	18,724	445,444
Verisk Analytics, Inc., Class A†	4,243	144,602
Western Union Co.	44,841	832,697
		2,401,943
Computer Aided Design — 0.5%
ANSYS, Inc.†	4,427	230,514
Autodesk, Inc.†	8,068	308,197
		538,711
Computer Data Security — 0.2%
Fortinet, Inc.†	7,300	236,155
Computer Services — 0.5%
Cognizant Technology Solutions Corp., Class A†	4,710	345,196
Computer Sciences Corp.	1,200	59,520
DST Systems, Inc.	598	26,521
IHS, Inc., Class A†	817	65,679
		496,916
Computers-Integrated Systems — 1.0%
Diebold, Inc.	239	7,660
MICROS Systems, Inc.†	3,855	169,080
NCR Corp.†	2,705	41,576
Riverbed Technology, Inc.†	6,840	240,563
Teradata Corp.†	13,116	539,854
		998,733
Computers-Memory Devices — 1.0%
NetApp, Inc.†	9,815	539,432
SanDisk Corp.†	3,880	193,457
Seagate Technology PLC†	14,438	217,003

2

Western Digital Corp.†	885	30,002
		979,894
Computers-Periphery Equipment — 0.1%
Logitech International SA†	3,200	59,360
Consulting Services — 0.6%
Booz Allen Hamilton Holding Corp.†	177	3,439
Corporate Executive Board Co.	1,500	56,325
FTI Consulting, Inc.†	640	23,859
Gartner, Inc.†	1,233	40,936
Genpact, Ltd.†	22,811	346,727
SAIC, Inc.†	5,219	82,773
Towers Watson & Co., Class A	110	5,727
		559,786
Consumer Products-Misc. — 0.7%
Clorox Co.	4,039	255,588
Fortune Brands, Inc.	311	18,738
Jarden Corp.	12,280	379,083
Scotts Miracle-Gro Co., Class A	775	39,347
Tupperware Brands Corp.	1,066	50,816
		743,572
Containers-Metal/Glass — 0.1%
Ball Corp.	327	22,252
Crown Holdings, Inc.†	2,733	91,228
Owens-Illinois, Inc.†	860	26,402
		139,882
Containers-Paper/Plastic — 0.0%
Temple-Inland, Inc.	336	7,137
Cosmetics & Toiletries — 0.6%
Alberto-Culver Co.	322	11,927
Avon Products, Inc.	15,928	462,868
Estee Lauder Cos., Inc., Class A	1,860	150,102
		624,897
Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd.†	3,765	176,955
Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	1,948	42,720
Dun & Bradstreet Corp.	1,650	135,448
Fidelity National Information Services, Inc.	1,222	33,471
Fiserv, Inc.†	3,267	191,315
		402,954
Decision Support Software — 0.2%
MSCI, Inc., Class A†	5,158	200,956
Dental Supplies & Equipment — 0.3%
DENTSPLY International, Inc.	4,969	169,791
Patterson Cos., Inc.	3,923	120,161
		289,952
Diagnostic Equipment — 0.3%
Gen-Probe, Inc.†	5,837	340,589
Diagnostic Kits — 0.3%
Alere, Inc.†	414	15,152
IDEXX Laboratories, Inc.†	3,173	219,635
QIAGEN NV†	2,800	54,740
		289,527
Dialysis Centers — 0.3%
DaVita, Inc.†	3,740	259,893
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	3,805	349,185
Distribution/Wholesale — 1.2%
Fastenal Co.	5,034	301,587
Fossil, Inc.†	888	62,586
Ingram Micro, Inc., Class A†	153	2,921
LKQ Corp.†	20,710	470,531
WESCO International, Inc.†	232	12,250
WW Grainger, Inc.	2,489	343,756
		1,193,631
Diversified Financial Services — 0.1%
CBOE Holdings, Inc.	4,793	109,568
Diversified Manufacturing Operations — 1.2%
Carlisle Cos., Inc.	73	2,901
Cooper Industries PLC	5,927	345,485
Dover Corp.	1,991	116,374
Eaton Corp.	738	74,914
Harsco Corp.	2,102	59,529
Ingersoll-Rand PLC	8,590	404,503
Leggett & Platt, Inc.	1,477	33,616
Parker Hannifin Corp.	769	66,365
Pentair, Inc.	866	31,618
SPX Corp.	163	11,653
Textron, Inc.	2,375	56,145
		1,203,103
E-Commerce/Services — 1.6%
Ctrip.com International, Ltd. ADR†	1,600	64,720
Expedia, Inc.	4,326	108,539
IAC/InterActive Corp.†	475	13,633
Liberty Media Corp. - Interactive, Class A†	10,400	164,008
NetFlix, Inc.†	674	118,422
priceline.com, Inc.†	2,810	1,122,735
		1,592,057
E-Services/Consulting — 0.3%
GSI Commerce, Inc.†	11,200	259,840
Electric Products-Misc. — 0.2%
AMETEK, Inc.	6,291	246,922
Electric-Transmission — 0.0%
ITC Holdings Corp.	744	46,113
Electronic Components-Misc. — 1.4%
AAC Acoustic Technologies Holdings, Inc.	70,000	186,869
AVX Corp.	62	957
Garmin, Ltd.	116	3,595
Gentex Corp.	19,953	589,811
Jabil Circuit, Inc.	31,168	626,165
		1,407,397
Electronic Components-Semiconductors — 4.8%
Advanced Micro Devices, Inc.†	3,881	31,746
Altera Corp.	10,390	369,676

3

Avago Technologies, Ltd.	1,791	50,990
Broadcom Corp., Class A	9,820	427,661
Cavium Networks, Inc.†	7,700	290,136
Cree, Inc.†	1,814	119,524
Fairchild Semiconductor International, Inc.†	3,300	51,513
GT Solar International, Inc.†	8,900	81,168
Intersil Corp., Class A	4,314	65,875
LSI Corp.†	44,300	265,357
MEMC Electronic Materials, Inc.†	7,500	84,450
Microchip Technology, Inc.	7,058	241,454
National Semiconductor Corp.	12,951	178,206
NVIDIA Corp.†	20,954	322,692
OmniVision Technologies, Inc.†	12,900	381,969
ON Semiconductor Corp.†	15,150	149,682
PMC - Sierra, Inc.†	205	1,761
QLogic Corp.†	6,782	115,430
Rambus, Inc.†	1,771	36,270
Rovi Corp.†	5,022	311,414
Silicon Laboratories, Inc.†	2,876	132,353
Skyworks Solutions, Inc.†	26,463	757,636
Xilinx, Inc.	12,067	349,702
		4,816,665
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,928	312,880
Thomas & Betts Corp.†	155	7,486
		320,366
Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†	48,960	404,409
Synopsys, Inc.†	2,357	63,427
		467,836
Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,400	104,652
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.†	5,874	243,360
FLIR Systems, Inc.†	2,587	76,963
Itron, Inc.†	1,331	73,804
National Instruments Corp.	3,126	117,662
Trimble Navigation, Ltd.†	6,347	253,436
		765,225
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	225	7,706
Electronics-Military — 0.4%
Safran SA	9,918	351,216
Energy-Alternate Sources — 0.3%
Covanta Holding Corp.	127	2,183
First Solar, Inc.†	1,935	251,821
		254,004
Engineering/R&D Services — 1.5%
Aecom Technology Corp.†	19,527	546,170
Fluor Corp.	7,931	525,508
Foster Wheeler AG†	3,000	103,560
Jacobs Engineering Group, Inc.†	1,274	58,413
KBR, Inc.	148	4,509
McDermott International, Inc.†	9,781	202,369
Shaw Group, Inc.†	820	28,069
		1,468,598
Engines-Internal Combustion — 0.7%
Cummins, Inc.	6,784	746,308
Enterprise Software/Service — 1.3%
Ariba, Inc.†	7,300	171,477
BMC Software, Inc.†	6,163	290,524
CA, Inc.	11,643	284,555
Concur Technologies, Inc.†	5,750	298,598
Informatica Corp.†	5,049	222,307
		1,267,461
Entertainment Software — 0.1%
Electronic Arts, Inc.†	8,929	146,257
Filtration/Separation Products — 0.4%
CLARCOR, Inc.	1,200	51,468
Donaldson Co., Inc.	3,201	186,554
Pall Corp.	3,873	192,024
		430,046
Finance-Consumer Loans — 0.1%
SLM Corp.†	5,000	62,950
Finance-Investment Banker/Broker — 0.5%
Greenhill & Co., Inc.	497	40,595
Interactive Brokers Group, Inc., Class A	178	3,172
Lazard, Ltd., Class A	4,552	179,758
LPL Investment Holdings, Inc.†	62	2,255
optionsXpress Holdings, Inc.	3,400	53,278
TD Ameritrade Holding Corp.	12,535	238,040
		517,098
Finance-Other Services — 0.7%
Higher One Holdings, Inc.†	5,000	101,150
IntercontinentalExchange, Inc.†	3,148	375,084
NASDAQ OMX Group, Inc.†	224	5,311
NYSE Euronext	5,951	178,411
		659,956
Food-Baking — 0.0%
Flowers Foods, Inc.	480	12,917
Food-Confectionery — 0.2%
Hershey Co.	3,616	170,494
J.M. Smucker Co.	900	59,085
		229,579
Food-Misc. — 0.5%
Campbell Soup Co.	3,660	127,185
ConAgra Foods, Inc.	759	17,138
H.J. Heinz Co.	2,188	108,219
McCormick & Co., Inc.	3,115	144,941
Sara Lee Corp.	7,955	139,292
		536,775
Food-Retail — 0.9%
Fresh Market, Inc.†	7,100	292,520
Whole Foods Market, Inc.	11,860	599,997
		892,517

4

Footwear & Related Apparel — 0.3%
CROCS, Inc.†	17,300	296,176
Forestry — 0.0%
Plum Creek Timber Co., Inc.	1,169	43,779
Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	1,051	21,871
Garden Products — 0.0%
Toro Co.	528	32,546
Gold Mining — 0.2%
Agnico-Eagle Mines, Ltd.	1,500	115,050
Eldorado Gold Corp.	5,000	92,850
Royal Gold, Inc.	141	7,703
		215,603
Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†	2,428	196,474
Heart Monitors — 0.3%
HeartWare International, Inc.†	3,200	280,224
Home Furnishings — 0.6%
Tempur-Pedic International, Inc.†	15,570	623,734
Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	898	35,354
Kinetic Concepts, Inc.†	93	3,895
		39,249
Hotels/Motels — 1.4%
Accor SA	7,692	342,285
Choice Hotels International, Inc.	3,333	127,554
Hyatt Hotels Corp., Class A†	1,400	64,064
Marriott International, Inc., Class A	10,545	438,039
Starwood Hotels & Resorts Worldwide, Inc.	7,597	461,746
		1,433,688
Human Resources — 1.0%
Emergency Medical Services Corp., Class A†	501	32,370
Manpower, Inc.	6,400	401,664
Monster Worldwide, Inc.†	1,055	24,930
Robert Half International, Inc.	5,831	178,428
SuccessFactors, Inc.†	11,100	321,456
		958,848
Independent Power Producers — 0.2%
Calpine Corp.†	11,639	155,264
NRG Energy, Inc.†	3,500	68,390
Ormat Technologies, Inc.	169	4,999
		228,653
Industrial Audio & Video Products — 0.2%
Dolby Laboratories, Inc., Class A†	3,703	246,990
Industrial Automated/Robotic — 0.3%
Rockwell Automation, Inc.	4,806	344,638
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,400	127,330
Airgas, Inc.	1,408	87,944
		215,274
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	568	85,887
Instruments-Scientific — 0.6%
PerkinElmer, Inc.	904	23,341
Waters Corp.†	7,668	595,881
		619,222
Insurance Brokers — 0.3%
AON Corp.	998	45,918
Arthur J. Gallagher & Co.	439	12,766
Brown & Brown, Inc.	1,018	24,371
Erie Indemnity Co., Class A	348	22,783
Marsh & McLennan Cos., Inc.	8,420	230,203
		336,041
Insurance-Life/Health — 0.1%
Principal Financial Group, Inc.	1,800	58,608
Insurance-Multi-line — 0.1%
Assurant, Inc.	1,700	65,484
Genworth Financial, Inc., Class A†	1,527	20,065
Hartford Financial Services Group, Inc.	629	16,662
		102,211
Insurance-Property/Casualty — 0.2%
Arch Capital Group, Ltd.†	749	65,949
HCC Insurance Holdings, Inc.	2,300	66,562
WR Berkley Corp.	2,100	57,498
		190,009
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	2,175	78,039
Endurance Specialty Holdings, Ltd.	75	3,455
RenaissanceRe Holdings, Ltd.	900	57,321
Validus Holdings, Ltd.	136	4,163
		142,978
Internet Content-Information/News — 0.1%
WebMD Health Corp.†	1,402	71,586
Internet Infrastructure Software — 0.9%
Akamai Technologies, Inc.†	5,964	280,606
F5 Networks, Inc.†	2,152	280,105
TIBCO Software, Inc.†	15,500	305,505
		866,216
Internet Security — 0.3%
McAfee, Inc.†	2,632	121,888
VeriSign, Inc.	4,902	160,148
		282,036
Investment Companies — 0.2%
Vallar PLC†	9,921	172,466
Investment Management/Advisor Services — 1.6%
Affiliated Managers Group, Inc.†	862	85,527
Ameriprise Financial, Inc.	6,003	345,473
Eaton Vance Corp.	5,591	169,016
Federated Investors, Inc., Class B	1,022	26,746
Invesco, Ltd.	20,263	487,528
Janus Capital Group, Inc.	5,482	71,101
T. Rowe Price Group, Inc.	4,379	282,621
Waddell & Reed Financial, Inc., Class A	3,158	111,446
		1,579,458

5

Lasers-System/Components — 0.1%
Cymer, Inc.†	1,200	54,084
II-VI, Inc.†	1,400	64,904
		118,988
Leisure Products — 0.6%
Brunswick Corp.	19,500	365,430
WMS Industries, Inc.†	4,878	220,681
		586,111
Machine Tools & Related Products — 0.1%
Kennametal, Inc.	1,032	40,723
Lincoln Electric Holdings, Inc.	719	46,929
		87,652
Machinery-Construction & Mining — 0.5%
Bucyrus International, Inc.	1,268	113,359
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.†	17,600	39,761
Joy Global, Inc.	3,837	332,860
Terex Corp.†	1,700	52,768
		538,748
Machinery-Electrical — 0.0%
Regal-Beloit Corp.	544	36,317
Machinery-Farming — 0.0%
CNH Global NV†	74	3,533
Machinery-General Industrial — 1.1%
Babcock & Wilcox Co.†	6,340	162,241
FLSmidth & Co. A/S	3,728	355,554
Gardner Denver, Inc.	836	57,533
IDEX Corp.	2,782	108,832
Manitowoc Co., Inc.	2,215	29,039
Roper Industries, Inc.	3,085	235,786
Wabtec Corp.	3,026	160,045
		1,109,030
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	2,257	85,743
Machinery-Pumps — 0.3%
Flowserve Corp.	1,604	191,229
Graco, Inc.	3,223	127,147
		318,376
Medical Information Systems — 0.7%
Allscripts Healthcare Solutions, Inc.†	23,159	446,274
Cerner Corp.†	2,961	280,525
		726,799
Medical Instruments — 1.4%
Arthrocare Corp.†	1,100	34,166
Bruker Corp.†	4,900	81,340
Edwards Lifesciences Corp.†	9,352	756,016
Intuitive Surgical, Inc.†	961	247,698
St. Jude Medical, Inc.†	1,500	64,125
Techne Corp.	1,529	100,409
Thoratec Corp.†	2,767	78,361
		1,362,115
Medical Labs & Testing Services — 0.7%
Covance, Inc.†	2,191	112,639
Laboratory Corp. of America Holdings†	3,761	330,667
Quest Diagnostics, Inc.	4,812	259,704
		703,010
Medical Products — 0.8%
American Medical Systems Holdings, Inc.†	2,600	49,036
CareFusion Corp.†	665	17,090
Cooper Cos., Inc.	146	8,226
Henry Schein, Inc.†	3,842	235,860
Hospira, Inc.†	2,799	155,876
Teleflex, Inc.	105	5,650
Varian Medical Systems, Inc.†	3,584	248,300
Zimmer Holdings, Inc.†	1,100	59,048
		779,086
Medical-Biomedical/Gene — 2.1%
Alexion Pharmaceuticals, Inc.†	3,512	282,892
Amylin Pharmaceuticals, Inc.†	6,683	98,307
Charles River Laboratories International, Inc.†	1,832	65,109
Dendreon Corp.†	4,929	172,121
Human Genome Sciences, Inc.†	8,161	194,966
Illumina, Inc.†	4,355	275,846
Life Technologies Corp.†	5,781	320,845
Myriad Genetics, Inc.†	4,058	92,685
Regeneron Pharmaceuticals, Inc.†	9,083	298,195
Talecris Biotherapeutics Holdings Corp.†	865	20,154
United Therapeutics Corp.†	836	52,852
Vertex Pharmaceuticals, Inc.†	7,270	254,668
		2,128,640
Medical-Drugs — 0.7%
Auxilium Pharmaceuticals, Inc.†	10,100	213,110
Cephalon, Inc.†	900	55,548
Salix Pharmaceuticals, Ltd.†	5,770	270,959
Valeant Pharmaceuticals International, Inc.	4,800	135,792
		675,409
Medical-Generic Drugs — 0.8%
Mylan, Inc.†	19,973	422,029
Perrigo Co.	1,363	86,319
Watson Pharmaceuticals, Inc.†	5,700	294,405
		802,753
Medical-HMO — 0.1%
CIGNA Corp.	1,700	62,322
Humana, Inc.†	1,000	54,740
		117,062
Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	3,609	134,868
Health Management Associates, Inc., Class A†	4,224	40,297
Tenet Healthcare Corp.†	5,898	39,458
Universal Health Services, Inc., Class B	2,002	86,927
		301,550

6

Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings, Inc.	1,677	44,994
Medical-Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	11,367	387,842
Cardinal Health, Inc.	8,900	340,959
		728,801
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	1,600	222,736
Timken Co.	1,075	51,310
		274,046
Metal-Copper — 0.3%
First Quantum Minerals, Ltd.	2,400	260,686
Metal-Diversified — 0.6%
HudBay Minerals, Inc.	8,400	153,300
Vedanta Resources PLC	11,305	443,637
		596,937
Metal-Iron — 0.7%
Cliffs Natural Resources, Inc.	4,385	342,074
Consolidated Thompson Iron Mines, Ltd.†	25,700	364,189
		706,263
Motion Pictures & Services — 0.4%
DreamWorks Animation SKG, Inc., Class A†	12,581	370,762
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,973	137,744
Multimedia — 0.5%
FactSet Research Systems, Inc.	1,837	172,237
McGraw-Hill Cos., Inc.	9,737	354,524
Meredith Corp.	258	8,940
		535,701
Networking Products — 1.5%
Acme Packet, Inc.†	8,100	430,596
Atheros Communications, Inc.†	3,680	132,186
Juniper Networks, Inc.†	5,300	195,676
Polycom, Inc.†	18,038	703,121
		1,461,579
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	1,442	24,774
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	5,389	160,915
Waste Connections, Inc.	3,654	100,595
		261,510
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	2,504	60,547
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	106	4,488
Oil & Gas Drilling — 0.6%
Atwood Oceanics, Inc.†	191	7,138
Diamond Offshore Drilling, Inc.	1,677	112,141
Ensco PLC ADR	6,000	320,280
Nabors Industries, Ltd.†	4,620	108,385
Pride International, Inc.†	1,173	38,709
Rowan Cos., Inc.†	268	9,356
		596,009
Oil Companies-Exploration & Production — 2.1%
Atlas Energy, Inc.†	966	42,475
Cimarex Energy Co.	1,415	125,270
Cobalt International Energy, Inc.†	3,400	41,514
Concho Resources, Inc.†	4,734	415,030
Continental Resources, Inc.†	3,171	186,613
EQT Corp.	2,338	104,836
EXCO Resources, Inc.	2,477	48,103
Forest Oil Corp.†	2,320	88,091
Karoon Gas Australia, Ltd.†	12,077	90,790
Newfield Exploration Co.†	800	57,688
Nexen, Inc.	4,100	93,890
Petrohawk Energy Corp.†	3,620	66,065
Quicksilver Resources, Inc.†	123	1,813
Range Resources Corp.	5,990	269,430
SandRidge Energy, Inc.†	3,559	26,052
SM Energy Co.	1,920	113,146
Southwestern Energy Co.†	1,700	63,631
Ultra Petroleum Corp.†	4,968	237,321
Whiting Petroleum Corp.†	70	8,203
		2,079,961
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	1,281	95,499
Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	6,753	342,580
Dresser-Rand Group, Inc.†	2,657	113,162
Dril-Quip, Inc.†	800	62,176
FMC Technologies, Inc.†	5,552	493,628
		1,011,546
Oil Refining & Marketing — 0.0%
Holly Corp.	509	20,752
Oil-Field Services — 0.5%
Core Laboratories NV	2,353	209,535
Exterran Holdings, Inc.†	110	2,634
Oceaneering International, Inc.†	1,600	117,808
Oil States International, Inc.†	53	3,397
Superior Energy Services, Inc.†	95	3,324
Tetra Technologies, Inc.†	5,600	66,472
Weatherford International, Ltd.†	5,034	114,775
		517,945
Paper & Related Products — 0.2%
International Paper Co.	5,731	156,112
Rayonier, Inc.	402	21,113
		177,225
Patient Monitoring Equipment — 0.0%
Masimo Corp.	1,500	43,605
Pharmacy Services — 0.6%
Omnicare, Inc.	199	5,053
SXC Health Solutions Corp.†	13,753	589,453
		594,506
Physicians Practice Management — 0.1%
Mednax, Inc.†	749	50,400

7

Pipelines — 0.0%
El Paso Corp.	2,185	30,066
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	407	24,473
SunPower Corp., Class A†	643	8,250
		32,723
Printing-Commercial — 0.4%
American Reprographics Co.†	7,800	59,202
R.R. Donnelley & Sons Co.	184	3,214
VistaPrint NV†	7,728	355,488
		417,904
Private Corrections — 0.7%
Corrections Corp. of America†	16,506	413,640
Geo Group, Inc.†	12,100	298,386
		712,026
Professional Sports — 0.1%
Madison Square Garden, Inc.†	3,053	78,706
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	702	31,758
Quarrying — 0.4%
Compass Minerals International, Inc.	3,452	308,160
Vulcan Materials Co.	2,800	124,208
		432,368
Racetracks — 0.0%
International Speedway Corp., Class A	176	4,606
Radio — 0.1%
Sirius XM Radio, Inc.†	65,560	107,518
Real Estate Investment Trusts — 0.5%
AMB Property Corp.	264	8,371
Apartment Investment & Management Co., Class A	972	25,116
Digital Realty Trust, Inc.	1,390	71,641
Equity Residential	306	15,897
Essex Property Trust, Inc.	198	22,615
Federal Realty Investment Trust	1,519	118,376
General Growth Properties, Inc.†	5,635	87,230
ProLogis	5,195	75,016
UDR, Inc.	203	4,774
Ventas, Inc.	720	37,786
Vornado Realty Trust	245	20,416
		487,238
Real Estate Management/Services — 0.2%
CB Richard Ellis Group, Inc., Class A†	4,810	98,509
Jones Lang LaSalle, Inc.	709	59,499
		158,008
Real Estate Operations & Development — 0.4%
Forest City Enterprises, Inc., Class A†	5,500	91,795
Howard Hughes Corp.†	405	22,040
PDG Realty SA Empreendimentos e Participacoes	46,700	285,827
St. Joe Co.†	1,404	30,677
		430,339
Rental Auto/Equipment — 0.9%
Aaron’s, Inc.	685	13,967
Hertz Global Holdings, Inc.†	9,988	144,726
Localiza Rent a Car SA†	25,010	405,283
United Rentals, Inc.†	12,900	293,475
		857,451
Research & Development — 0.5%
Pharmaceutical Product Development, Inc.	19,280	523,259
Respiratory Products — 0.2%
ResMed, Inc.†	4,359	150,996
Retail-Apparel/Shoe — 1.6%
Abercrombie & Fitch Co., Class A	1,137	65,525
Aeropostale, Inc.†	1,484	36,566
American Eagle Outfitters, Inc.	815	11,923
Chico’s FAS, Inc.	3,015	36,271
Gap, Inc.	3,800	84,132
Guess?, Inc.	1,090	51,579
J Crew Group, Inc.†	930	40,120
Limited Brands, Inc.	4,507	138,500
Men’s Wearhouse, Inc.	2,350	58,703
Phillips-Van Heusen Corp.	953	60,049
Ross Stores, Inc.	12,645	799,796
Urban Outfitters, Inc.†	6,158	220,518
		1,603,682
Retail-Auto Parts — 1.0%
Advance Auto Parts, Inc.	7,232	478,397
AutoZone, Inc.†	844	230,066
O’Reilly Automotive, Inc.†	4,730	285,786
		994,249
Retail-Automobile — 0.4%
AutoNation, Inc.†	378	10,659
CarMax, Inc.†	9,973	317,939
Copart, Inc.†	3,019	112,760
		441,358
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	9,142	449,329
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Class A	737	47,677
Retail-Discount — 0.9%
Big Lots, Inc.†	11,875	361,712
BJ’s Wholesale Club, Inc.†	75	3,592
Dollar General Corp.†	4,379	134,304
Dollar Tree, Inc.†	4,097	229,760
Family Dollar Stores, Inc.	4,132	205,402
		934,770
Retail-Gardening Products — 0.1%
Tractor Supply Co.	2,726	132,184
Retail-Jewelry — 0.6%
Pandora A/S†	5,722	344,671
Tiffany & Co.	4,832	300,889
		645,560
Retail-Mail Order — 0.5%
Williams-Sonoma, Inc.	12,724	454,120

8

Retail-Major Department Stores — 0.2%
J.C. Penney Co., Inc.	1,296	41,874
Nordstrom, Inc.	2,821	119,554
		161,428
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	469	2,533
Staples, Inc.	2,700	61,479
		64,012
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	4,097	163,143
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	705	17,837
Retail-Restaurants — 0.9%
Brinker International, Inc.	1,357	28,334
Cheesecake Factory, Inc.†	7,096	217,563
Chipotle Mexican Grill, Inc.†	1,031	219,252
Darden Restaurants, Inc.	2,372	110,156
Domino’s Pizza UK & IRL PLC	6,831	58,736
Panera Bread Co., Class A†	1,689	170,944
Tim Hortons, Inc.	2,500	103,075
Wendy’s/Arby’s Group, Inc., Class A	2,132	9,850
		917,910
Retail-Sporting Goods — 0.6%
Dick’s Sporting Goods, Inc.†	15,710	589,125
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	198	4,239
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.†	4,099	48,573
Savings & Loans/Thrifts — 0.0%
Capitol Federal Financial, Inc.	52	619
Hudson City Bancorp, Inc.	669	8,523
		9,142
Schools — 1.1%
Anhanguera Educacional Participacoes SA	15,600	375,904
Apollo Group, Inc., Class A†	3,904	154,169
Career Education Corp.†	1,102	22,844
DeVry, Inc.	2,175	104,356
Education Management Corp.†	402	7,276
ITT Educational Services, Inc.†	1,239	78,912
New Oriental Education & Technology Group ADR†	600	63,138
Strayer Education, Inc.	635	96,660
Xueda Education Group ADR†	21,300	240,051
		1,143,310
Semiconductor Components-Integrated Circuits — 1.6%
Analog Devices, Inc.	9,028	340,085
Atmel Corp.†	6,957	85,710
Cypress Semiconductor Corp.†	13,312	247,337
Linear Technology Corp.	8,982	310,687
Marvell Technology Group, Ltd.†	20,134	373,486
Maxim Integrated Products, Inc.	8,447	199,518
		1,556,823
Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	1,758	67,929
Lam Research Corp.†	3,835	198,576
Novellus Systems, Inc.†	1,350	43,632
Teradyne, Inc.†	3,041	42,696
Varian Semiconductor Equipment Associates, Inc.†	4,459	164,849
		517,682
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	3,096	213,686
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,374	121,915
Steel-Producers — 0.3%
AK Steel Holding Corp.	276	4,518
Carpenter Technology Corp.	3,142	126,434
Reliance Steel & Aluminum Co.	141	7,205
Schnitzer Steel Industries, Inc., Class A	75	4,980
United States Steel Corp.	2,155	125,895
		269,032
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	1,663	91,764
Telecom Equipment-Fiber Optics — 0.6%
Ciena Corp.†	4,962	104,450
Finisar Corp.†	12,300	365,187
JDS Uniphase Corp.†	7,841	113,538
		583,175
Telecom Services — 0.1%
Amdocs, Ltd.†	912	25,053
Clearwire Corp., Class A†	1,956	10,073
NeuStar, Inc., Class A†	1,265	32,953
tw telecom, Inc.†	2,560	43,648
		111,727
Telecommunication Equipment — 0.6%
ADTRAN, Inc.	12,500	452,625
Harris Corp.	2,191	99,252
		551,877
Telephone-Integrated — 0.1%
Frontier Communications Corp.	6,389	62,165
Windstream Corp.	3,384	47,173
		109,338
Television — 0.2%
CBS Corp., Class B	1,365	26,003
Central European Media Enterprises, Ltd., Class A†	2,200	44,770
CTC Media, Inc.	3,800	89,034
		159,807
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	113	6,414
Theaters — 0.0%
Regal Entertainment Group, Class A	314	3,686
Therapeutics — 0.1%
BioMarin Pharmaceutical, Inc.†	3,615	97,352

9

Warner Chilcott PLC, Class A	1,519	34,269
		131,621
Tobacco — 0.1%
Lorillard, Inc.	1,200	98,472
Toys — 0.4%
Hasbro, Inc.	2,061	97,238
Mattel, Inc.	11,269	286,571
		383,809
Transactional Software — 0.2%
Solera Holdings, Inc.	3,081	158,117
Transport-Equipment & Leasing — 0.0%
GATX Corp.	216	7,620
Transport-Marine — 0.0%
Frontline, Ltd.	716	18,165
Kirby Corp.†	59	2,599
		20,764
Transport-Rail — 0.1%
Kansas City Southern†	2,818	134,869
Transport-Services — 1.3%
C.H. Robinson Worldwide, Inc.	5,899	473,041
Expeditors International of Washington, Inc.	13,582	741,577
Ryder System, Inc.	473	24,899
UTI Worldwide, Inc.	1,436	30,443
		1,269,960
Transport-Truck — 0.6%
Con-way, Inc.	73	2,670
J.B. Hunt Transport Services, Inc.	9,538	389,246
Landstar System, Inc.	3,946	161,549
		553,465
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	1,450	33,771
Virtual Reality Products — 0.2%
RealD, Inc.†	9,100	235,872
Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	1,012	69,191
Mead Johnson Nutrition Co.	1,473	91,694
		160,885
Water Treatment Systems — 0.1%
Nalco Holding Co.	2,186	69,821
Web Hosting/Design — 0.3%
Equinix, Inc.†	2,264	183,973
Rackspace Hosting, Inc.†	3,500	109,935
		293,908
Web Portals/ISP — 0.1%
Level 3 Communications, Inc.†	10,788	10,572
SINA Corp.†	1,700	116,994
		127,566
Wire & Cable Products — 0.1%
General Cable Corp.†	2,815	98,778
Wireless Equipment — 0.9%
Aruba Networks, Inc.†	18,600	388,368
Crown Castle International Corp.†	4,900	214,767
SBA Communications Corp., Class A†	6,474	265,046
		868,181
X-Ray Equipment — 0.4%
Hologic, Inc.†	22,400	421,568
Total Common Stock (cost $79,244,259)		99,713,697
EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell Midcap Growth Index Fund (cost $2,345,591)	19,100	1,082,397
RIGHTS — 0.0%
Medical-Drugs — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. Expires 12/31/10† (cost $574)	574	24
Total Long-Term Investment Securities (cost $81,590,424)		100,796,118

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.1%
T. Rowe Price Reserve Investment Fund	107,228	107,228
U.S. Government Treasury — 0.1%
United States Treasury Bills 0.13% due 03/17/11(1)	80,000	79,982
Total Short-Term Investment Securities (cost $187,205)		187,210
REPURCHASE AGREEMENTS — 0.8%
Bank of America Joint Repurchase Agreement(2)	25,000	25,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	733,000	733,000
UBS Securities LLC Joint Repurchase Agreement(2)	35,000	35,000
Total Repurchase Agreements (cost $793,000)		793,000
TOTAL INVESTMENTS (cost $82,570,629)(3)	101.2%	101,776,328
Liabilities in excess of other assets	(1.2)	(1,187,771)
NET ASSETS	100.0%	$100,588,557

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2010	Unrealized Appreciation (Depreciation)
10	Long	S&P Midcap 400 E-Mini Index	March 2011	$887,368	$905,300	$17,932

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$99,713,697	$—	$—	$99,713,697
Exchange Traded Funds	1,082,397	—	—	1,082,397
Rights	24	—	—	24
Short-Term Investment Securities:
Registered Investment Companies	—	107,228	—	107,228
U.S. Government Treasuries	—	79,982	—	79,982
Repurchase Agreements	—	793,000	—	793,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	17,932	—	—	17,932
Total	$100,814,050	$980,210	$—	$101,794,260

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

10

Seasons Series Trust

Mid Cap Value Portfolio

Portfolio of Investments — December 31, 2010

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 96.8%
Advertising Agencies — 1.7%
Interpublic Group of Cos., Inc.†	146,100	$1,551,582
Omnicom Group, Inc.	28,500	1,305,300
		2,856,882
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	982	13,787
Lamar Advertising Co., Class A†	1,128	44,940
		58,727
Aerospace/Defense — 0.1%
Rockwell Collins, Inc.	1,852	107,897
Spirit Aerosystems Holdings, Inc., Class A†	2,237	46,552
		154,449
Aerospace/Defense-Equipment — 0.4%
Alliant Techsystems, Inc.†	58	4,317
BE Aerospace, Inc.†	14,138	523,530
Goodrich Corp.	2,234	196,748
		724,595
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	492	66,494
Intrepid Potash, Inc.†	1,079	40,236
		106,730
Agricultural Operations — 0.8%
Bunge, Ltd.	19,179	1,256,608
Airlines — 0.7%
AMR Corp.†	5,592	43,562
Copa Holdings SA, Class A	268	15,769
JetBlue Airways Corp.†	48,163	318,357
Southwest Airlines Co.	52,723	684,345
United Continental Holdings, Inc.†	1,021	24,320
		1,086,353
Apparel Manufacturers — 0.3%
VF Corp.	5,687	490,106
Appliances — 0.1%
Whirlpool Corp.	1,067	94,782
Applications Software — 0.6%
Check Point Software Technologies, Ltd.†	6,281	290,559
Compuware Corp.†	2,369	27,646
Emdeon, Inc., Class A†	58	786
Intuit, Inc.†	9,900	488,070
Quest Software, Inc.†	6,026	167,161
		974,222
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.†	573	7,907
Audio/Video Products — 0.0%
Harman International Industries, Inc.†	904	41,855
Auto-Cars/Light Trucks — 0.0%
Tesla Motors, Inc.†	112	2,983
Auto-Heavy Duty Trucks — 0.2%
Oshkosh Corp.†	7,800	274,872
Auto/Truck Parts & Equipment-Original — 1.8%
Autoliv, Inc.	1,399	110,437
BorgWarner, Inc.†	222	16,064
Federal-Mogul Corp.†	364	7,517
Lear Corp.†	13,227	1,305,637
TRW Automotive Holdings Corp.†	11,442	602,993
WABCO Holdings, Inc.†	14,500	883,485
		2,926,133
Banks-Commercial — 4.5%
Associated Banc-Corp.	4,293	65,039
BancorpSouth, Inc.	2,020	32,219
Bank of Hawaii Corp.	810	38,240
BOK Financial Corp.	611	32,627
CapitalSource, Inc.	8,009	56,864
CIT Group, Inc.†	21,037	990,843
City National Corp.	16,629	1,020,355
Commerce Bancshares, Inc.	15,097	599,804
Cullen/Frost Bankers, Inc.	11,102	678,554
East West Bancorp, Inc.	3,673	71,807
First Citizens BancShares, Inc., Class A	131	24,766
First Horizon National Corp.†	6,364	74,963
First Republic Bank†	4,148	120,790
Fulton Financial Corp.	4,925	50,924
Hancock Holding Co.	4,100	142,926
M&T Bank Corp.	11,618	1,011,347
Marshall & Ilsley Corp.	13,089	90,576
Popular, Inc.†	25,389	79,721
Regions Financial Corp.	31,179	218,253
Signature Bank†	8,700	435,000
Synovus Financial Corp.	19,441	51,324
TCF Financial Corp.	50,184	743,225
UMB Financial Corp.	5,800	240,236
Valley National Bancorp.	3,996	57,143
Zions Bancorporation	16,103	390,176
		7,317,722
Banks-Fiduciary — 0.0%
Wilmington Trust Corp.	2,207	9,578
Banks-Super Regional — 2.8%
Comerica, Inc.	31,026	1,310,538
Fifth Third Bancorp	78,317	1,149,694
Huntington Bancshares, Inc.	17,789	122,211
KeyCorp	86,026	761,330
SunTrust Banks, Inc.	40,877	1,206,280
		4,550,053
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.†	5,419	395,045
Beverages-Non-alcoholic — 0.3%
Coca-Cola Enterprises, Inc.	3,255	81,473
Dr Pepper Snapple Group, Inc.	3,913	137,581
Hansen Natural Corp.†	4,848	253,453
		472,507
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	653	45,462
Central European Distribution Corp.†	1,710	39,159
Constellation Brands, Inc., Class A†	4,555	100,893
		185,514
Brewery — 0.1%
Molson Coors Brewing Co., Class B	3,272	164,222

1

Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†	1,899	79,188
Liberty Global, Inc., Class A†	5,874	207,822
Liberty Media Corp.- Capital, Series A†	1,824	114,110
Liberty Media Corp.-Starz, Series A†	1,273	84,629
		485,749
Building & Construction Products-Misc. — 0.0%
Armstrong World Industries, Inc.	446	19,178
Owens Corning†	1,259	39,218
USG Corp.†	969	16,308
		74,704
Building Products-Wood — 0.3%
Masco Corp.	38,507	487,499
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co., NV†	1,492	49,087
Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.	6,912	82,460
KB Home	1,860	25,091
Lennar Corp., Class A	3,953	74,119
MDC Holdings, Inc.	914	26,296
NVR, Inc.†	530	366,241
Pulte Group, Inc.†	8,368	62,927
Toll Brothers, Inc.†	3,587	68,153
		705,287
Cable/Satellite TV — 0.7%
Cablevision Systems Corp., Class A	5,844	197,761
DISH Network Corp., Class A†	45,544	895,395
		1,093,156
Casino Hotels — 0.1%
MGM Resorts International†	6,229	92,501
Cellular Telecom — 0.6%
Leap Wireless International, Inc.†	1,476	18,096
MetroPCS Communications, Inc.†	3,259	41,161
NII Holdings, Inc.†	850	37,961
Sprint Nextel Corp.†	186,887	790,532
U.S. Cellular Corp.†	374	18,677
		906,427
Chemicals-Diversified — 1.6%
Celanese Corp., Series A	11,881	489,141
FMC Corp.	570	45,537
Huntsman Corp.	68,572	1,070,409
LyondellBasell Industries NV, Class A†	10,800	371,520
Olin Corp.	20,900	428,868
PPG Industries, Inc.	3,452	290,210
		2,695,685
Chemicals-Specialty — 0.6%
Ashland, Inc.	6,875	349,662
Cabot Corp.	1,623	61,106
Cytec Industries, Inc.	1,216	64,521
Eastman Chemical Co.	6,024	506,498
Sigma-Aldrich Corp.	226	15,043
		996,830
Coal — 1.0%
Alpha Natural Resources, Inc.†	13,462	808,124
Arch Coal, Inc.	1,182	41,441
CONSOL Energy, Inc.	3,031	147,731
Massey Energy Co.	2,556	137,129
Peabody Energy Corp.	6,673	426,939
Walter Energy, Inc.	278	35,539
		1,596,903
Coatings/Paint — 0.1%
RPM International, Inc.	1,569	34,675
Sherwin-Williams Co.	876	73,365
Valspar Corp.	2,215	76,373
		184,413
Commercial Services — 0.1%
Convergys Corp.†	2,406	31,687
Quanta Services, Inc.†	5,221	104,002
		135,689
Commercial Services-Finance — 0.5%
Equifax, Inc.	3,143	111,891
Green Dot Corp., Class A†	33	1,873
H&R Block, Inc.	4,496	53,547
Total System Services, Inc.	4,087	62,858
Western Union Co.	31,900	592,383
		822,552
Computer Aided Design — 0.3%
Parametric Technology Corp.†	19,801	446,117
Computer Services — 0.1%
Computer Sciences Corp.	3,829	189,918
Computers-Integrated Systems — 0.3%
Brocade Communications Systems, Inc.†	11,023	58,312
Diebold, Inc.	12,085	387,324
		445,636
Computers-Memory Devices — 0.1%
Seagate Technology PLC†	3,364	50,561
Western Digital Corp.†	4,387	148,719
		199,280
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,949	67,864
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.†	85	1,651
CoreLogic, Inc.	2,903	53,764
FTI Consulting, Inc.†	219	8,164
Towers Watson & Co., Class A	900	46,854
		110,433
Consumer Products-Misc. — 0.7%
Clorox Co.	198	12,530
Fortune Brands, Inc.	13,224	796,746
Jarden Corp.	2,289	70,661
Tupperware Brands Corp.	5,900	281,253
		1,161,190
Containers-Metal/Glass — 0.9%
Ball Corp.	6,811	463,488
Greif, Inc., Class A	9,860	610,334

2

Owens-Illinois, Inc.†	15,337	470,846
		1,544,668
Containers-Paper/Plastic — 0.5%
Bemis Co., Inc.	2,708	88,443
Packaging Corp. of America	2,561	66,176
Sealed Air Corp.	3,959	100,757
Sonoco Products Co.	2,492	83,906
Temple-Inland, Inc.	21,591	458,593
		797,875
Cosmetics & Toiletries — 0.0%
Alberto-Culver Co.	1,651	61,153
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.†	1,999	93,953
Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	273	5,987
Fidelity National Information Services, Inc.	6,553	179,486
Fiserv, Inc.†	17,562	1,028,431
		1,213,904
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	5,500	168,465
Diagnostic Kits — 0.0%
Alere, Inc.†	1,477	54,058
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	5,332	489,318
Distribution/Wholesale — 0.2%
Genuine Parts Co.	3,942	202,382
Ingram Micro, Inc., Class A†	3,664	69,946
WESCO International, Inc.†	694	36,643
		308,971
Diversified Financial Services — 0.0%
CBOE Holdings, Inc.	192	4,389
Diversified Manufacturing Operations — 4.7%
Carlisle Cos., Inc.	1,404	55,795
Cooper Industries PLC	7,088	413,159
Crane Co.	1,225	50,311
Dover Corp.	8,306	485,486
Eaton Corp.	15,073	1,530,060
Harsco Corp.	1,849	52,364
Ingersoll-Rand PLC	22,491	1,059,101
ITT Corp.	4,555	237,361
Leggett & Platt, Inc.	1,466	33,366
Parker Hannifin Corp.	15,262	1,317,111
Pentair, Inc.	20,249	739,291
SPX Corp.	998	71,347
Textron, Inc.	24,129	570,410
Trinity Industries, Inc.	25,268	672,381
Tyco International, Ltd.	9,594	397,575
		7,685,118
Diversified Operations — 0.1%
Leucadia National Corp.	4,838	141,173
E-Commerce/Services — 0.6%
Expedia, Inc.	2,994	75,120
IAC/InterActive Corp.†	1,052	30,192
Liberty Media Corp. - Interactive, Class A†	56,512	891,194
		996,506
Electric Products-Misc. — 0.3%
AMETEK, Inc.	9,150	359,137
Molex, Inc.	3,305	75,090
		434,227
Electric-Generation — 0.1%
AES Corp.†	16,626	202,505
Electric-Integrated — 6.6%
Allegheny Energy, Inc.	4,210	102,050
Alliant Energy Corp.	5,632	207,089
Ameren Corp.	5,916	166,772
CMS Energy Corp.	75,303	1,400,636
Consolidated Edison, Inc.	7,000	346,990
Constellation Energy Group, Inc.	4,586	140,469
DPL, Inc.	8,993	231,210
DTE Energy Co.	4,181	189,483
Edison International	18,683	721,164
FirstEnergy Corp.	12,831	475,004
Great Plains Energy, Inc.	3,365	65,247
Hawaiian Electric Industries, Inc.	2,313	52,713
Integrys Energy Group, Inc.	1,912	92,751
MDU Resources Group, Inc.	4,670	94,661
Northeast Utilities	30,825	982,701
NSTAR	2,652	111,888
NV Energy, Inc.	36,088	507,036
OGE Energy Corp.	2,413	109,888
Pepco Holdings, Inc.	5,541	101,123
Pinnacle West Capital Corp.	10,294	426,686
PPL Corp.	48,642	1,280,258
Progress Energy, Inc.	11,856	515,499
SCANA Corp.	18,880	766,528
TECO Energy, Inc.	5,311	94,536
Westar Energy, Inc.	8,683	218,464
Wisconsin Energy Corp.	2,902	170,812
Xcel Energy, Inc.	49,714	1,170,765
		10,742,423
Electric-Transmission — 0.0%
ITC Holdings Corp.	147	9,111
Electronic Components-Misc. — 0.5%
AVX Corp.	1,077	16,618
Garmin, Ltd.	2,619	81,163
Gentex Corp.	6,800	201,008
Jabil Circuit, Inc.	1,277	25,655
Tyco Electronics, Ltd.	11,400	403,560
Vishay Intertechnology, Inc.†	3,779	55,476
Vishay Precision Group, Inc.†	298	5,614
		789,094
Electronic Components-Semiconductors — 1.2%
Advanced Micro Devices, Inc.†	9,200	75,256
Fairchild Semiconductor International, Inc.†	3,118	48,672
International Rectifier Corp.†	1,754	52,076
Intersil Corp., Class A	1,970	30,082

3

LSI Corp.†	15,306	91,683
MEMC Electronic Materials, Inc.†	3,209	36,133
Micron Technology, Inc.†	68,242	547,301
National Semiconductor Corp.	13,824	190,218
ON Semiconductor Corp.†	52,043	514,185
PMC - Sierra, Inc.†	5,391	46,309
Xilinx, Inc.	9,617	278,701
		1,910,616
Electronic Connectors — 0.3%
Amphenol Corp., Class A	7,746	408,834
Thomas & Betts Corp.†	1,083	52,309
		461,143
Electronic Design Automation — 0.1%
Synopsys, Inc.†	3,488	93,862
Electronic Forms — 0.7%
Adobe Systems, Inc.†	39,238	1,207,746
Electronic Measurement Instruments — 0.0%
Itron, Inc.†	70	3,882
Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	2,683	91,893
Avnet, Inc.†	3,769	124,490
Tech Data Corp.†	1,157	50,931
		267,314
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	2,873	202,518
Energy-Alternate Sources — 0.0%
Covanta Holding Corp.	3,028	52,051
Engineering/R&D Services — 0.4%
Aecom Technology Corp.†	1,744	48,780
Fluor Corp.	4,171	276,370
Jacobs Engineering Group, Inc.†	1,229	56,350
KBR, Inc.	3,530	107,559
McDermott International, Inc.†	1,175	24,311
Shaw Group, Inc.†	865	29,609
URS Corp.†	2,056	85,550
		628,529
Enterprise Software/Service — 0.4%
BMC Software, Inc.†	11,544	544,184
CA, Inc.	1,797	43,919
Novell, Inc.†	8,648	51,196
		639,299
Entertainment Software — 0.0%
Electronic Arts, Inc.†	479	7,846
Filtration/Separation Products — 0.3%
Pall Corp.	10,600	525,548
Finance-Consumer Loans — 0.5%
SLM Corp.†	68,836	866,645
Finance-Credit Card — 0.2%
Discover Financial Services	13,501	250,174
Finance-Investment Banker/Broker — 1.4%
E*Trade Financial Corp.†	5,462	87,392
Interactive Brokers Group, Inc., Class A	621	11,066
Jefferies Group, Inc.	2,894	77,067
Lazard, Ltd., Class A	43,122	1,702,888
LPL Investment Holdings, Inc.†	8,628	313,800
Raymond James Financial, Inc.	2,464	80,573
		2,272,786
Finance-Other Services — 0.1%
NASDAQ OMX Group, Inc.†	3,031	71,865
NYSE Euronext	5,080	152,298
		224,163
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	4,577	81,013
MBIA, Inc.†	3,711	44,495
		125,508
Food-Baking — 0.0%
Flowers Foods, Inc.	1,152	31,000
Food-Canned — 0.1%
Del Monte Foods Co.	4,930	92,684
Food-Confectionery — 0.7%
Hershey Co.	1,589	74,921
J.M. Smucker Co.	16,189	1,062,808
		1,137,729
Food-Dairy Products — 0.0%
Dean Foods Co.†	4,393	38,834
Food-Meat Products — 0.2%
Hormel Foods Corp.	1,715	87,911
Smithfield Foods, Inc.†	3,413	70,410
Tyson Foods, Inc., Class A	7,412	127,635
		285,956
Food-Misc. — 1.4%
Campbell Soup Co.	1,825	63,419
ConAgra Foods, Inc.	33,210	749,882
Corn Products International, Inc.	1,868	85,928
H.J. Heinz Co.	14,449	714,647
McCormick & Co., Inc.	1,648	76,681
RalCorp Holdings, Inc.†	1,363	88,609
Sara Lee Corp.	25,294	442,898
		2,222,064
Food-Retail — 0.2%
Safeway, Inc.	9,647	216,961
SUPERVALU, Inc.	5,269	50,740
		267,701
Forestry — 0.1%
Plum Creek Timber Co., Inc.	2,326	87,109
Funeral Services & Related Items — 0.0%
Service Corp. International	6,326	52,190
Gas-Distribution — 1.2%
AGL Resources, Inc.	1,933	69,298
Atmos Energy Corp.	2,312	72,134
CenterPoint Energy, Inc.	10,444	164,180
Energen Corp.	1,785	86,144
National Fuel Gas Co.	1,826	119,822
NiSource, Inc.	6,880	121,226
Questar Corp.	16,347	284,601
Sempra Energy	16,705	876,679

4

Southern Union Co.	3,090	74,376
UGI Corp.	2,710	85,582
Vectren Corp.	2,016	51,166
		2,005,208
Gold Mining — 0.8%
Agnico-Eagle Mines, Ltd.	7,300	559,910
IAMGOLD Corp.	30,100	535,780
Royal Gold, Inc.	5,222	285,278
		1,380,968
Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	43,076	783,122
Hospital Beds/Equipment — 0.8%
Hill-Rom Holdings, Inc.	240	9,449
Kinetic Concepts, Inc.†	29,025	1,215,567
		1,225,016
Hotels/Motels — 0.5%
Choice Hotels International, Inc.	625	23,919
Hyatt Hotels Corp., Class A†	1,083	49,558
Marriott International, Inc., Class A	5,439	225,936
Wyndham Worldwide Corp.	17,807	533,498
		832,911
Human Resources — 0.1%
Manpower, Inc.	2,033	127,591
Monster Worldwide, Inc.†	1,538	36,343
		163,934
Independent Power Producers — 0.2%
Calpine Corp.†	4,638	61,871
GenOn Energy, Inc.†	19,011	72,432
NRG Energy, Inc.†	6,338	123,844
Ormat Technologies, Inc.	231	6,833
		264,980
Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	5,500	500,225
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,594	41,157
Insurance Brokers — 1.0%
AON Corp.	19,390	892,134
Arthur J. Gallagher & Co.	1,930	56,124
Brown & Brown, Inc.	1,279	30,619
Erie Indemnity Co., Class A	192	12,570
Marsh & McLennan Cos., Inc.	22,649	619,224
		1,610,671
Insurance-Life/Health — 1.5%
Lincoln National Corp.	7,509	208,825
Principal Financial Group, Inc.	44,405	1,445,827
Protective Life Corp.	2,125	56,610
StanCorp Financial Group, Inc.	1,176	53,085
Symetra Financial Corp.	846	11,590
Torchmark Corp.	2,049	122,407
Unum Group	25,241	611,337
		2,509,681
Insurance-Multi-line — 2.1%
ACE, Ltd.	4,700	292,575
American Financial Group, Inc.	2,131	68,810
American International Group, Inc.†(4)	3,001	172,918
American National Insurance Co.	169	14,470
Assurant, Inc.	2,776	106,931
Cincinnati Financial Corp.	3,628	114,971
CNA Financial Corp.†	638	17,258
Genworth Financial, Inc., Class A†	54,983	722,477
Hartford Financial Services Group, Inc.	40,375	1,069,534
Old Republic International Corp.	6,424	87,559
Unitrin, Inc.	1,232	30,233
XL Group PLC	33,141	723,137
		3,420,873
Insurance-Property/Casualty — 1.3%
Alleghany Corp.†	166	50,857
Arch Capital Group, Ltd.†	1,161	102,226
Fidelity National Financial, Inc., Class A	5,702	78,003
Hanover Insurance Group, Inc.	1,113	51,999
HCC Insurance Holdings, Inc.	2,855	82,624
Markel Corp.†	643	243,138
Mercury General Corp.	647	27,828
OneBeacon Insurance Group, Ltd.	557	8,444
Progressive Corp.	30,836	612,711
Wesco Financial Corp.	33	12,158
White Mountains Insurance Group, Ltd.	189	63,428
WR Berkley Corp.	31,542	863,620
		2,197,036
Insurance-Reinsurance — 1.5%
Allied World Assurance Co Holdings, Ltd.	1,058	62,888
Aspen Insurance Holdings, Ltd.	1,919	54,922
Axis Capital Holdings, Ltd.	2,133	76,532
Endurance Specialty Holdings, Ltd.	917	42,246
Everest Re Group, Ltd.	11,967	1,015,041
PartnerRe, Ltd.	11,143	895,340
Reinsurance Group of America, Inc.	1,816	97,537
RenaissanceRe Holdings, Ltd.	1,362	86,746
Transatlantic Holdings, Inc.	1,597	82,437
Validus Holdings, Ltd.	1,631	49,925
		2,463,614
Investment Companies — 0.0%
Ares Capital Corp.	4,759	78,428
Investment Management/Advisor Services — 2.1%
Affiliated Managers Group, Inc.†	5,800	575,476
Ameriprise Financial, Inc.	5,108	293,965
Federated Investors, Inc., Class B	687	17,979
Invesco, Ltd.	65,666	1,579,924
Janus Capital Group, Inc.	35,654	462,432
Legg Mason, Inc.	15,335	556,201
		3,485,977
Linen Supply & Related Items — 0.1%
Cintas Corp.	3,298	92,212
Machine Tools & Related Products — 0.3%
Kennametal, Inc.	13,898	548,415
Machinery-Construction & Mining — 0.1%
Terex Corp.†	2,699	83,777

5

Machinery-Electrical — 0.0%
Regal-Beloit Corp.	151	10,081
Machinery-Farming — 0.1%
AGCO Corp.†	2,309	116,974
CNH Global NV†	515	24,586
		141,560
Machinery-General Industrial — 0.1%
Babcock & Wilcox Co.†	587	15,021
Gardner Denver, Inc.	70	4,817
IDEX Corp.	342	13,379
Wabtec Corp.	1,005	53,155
		86,372
Machinery-Print Trade — 0.0%
Zebra Technologies Corp., Class A†	598	22,718
Machinery-Pumps — 0.0%
Flowserve Corp.	204	24,321
Medical Instruments — 0.8%
Beckman Coulter, Inc.	5,340	401,728
Boston Scientific Corp.†	76,245	577,175
St. Jude Medical, Inc.†	6,300	269,325
		1,248,228
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	462	24,934
Medical Products — 0.6%
CareFusion Corp.†	3,509	90,182
Cooper Cos., Inc.	6,812	383,788
Teleflex, Inc.	836	44,985
Zimmer Holdings, Inc.†	8,300	445,544
		964,499
Medical-Biomedical/Gene — 0.6%
Bio-Rad Laboratories, Inc., Class A†	484	50,263
Biogen Idec, Inc.†	11,950	801,247
Charles River Laboratories International, Inc.†	1,064	37,815
Life Technologies Corp.†	1,324	73,482
		962,807
Medical-Drugs — 0.3%
Cephalon, Inc.†	1,867	115,231
Endo Pharmaceuticals Holdings, Inc.†	2,886	103,059
Forest Laboratories, Inc.†	7,089	226,706
King Pharmaceuticals, Inc.†	6,197	87,068
		532,064
Medical-Generic Drugs — 1.1%
Mylan, Inc.†	50,264	1,062,078
Par Pharmaceutical Cos., Inc.†	6,900	265,719
Watson Pharmaceuticals, Inc.†	8,374	432,517
		1,760,314
Medical-HMO — 1.1%
Aetna, Inc.	24,223	739,044
CIGNA Corp.	6,869	251,818
Coventry Health Care, Inc.†	11,873	313,447
Health Net, Inc.†	2,467	67,324
Humana, Inc.†	9,025	494,028
		1,865,661
Medical-Hospitals — 0.4%
Community Health Systems, Inc.†	705	26,346
LifePoint Hospitals, Inc.†	1,372	50,421
Tenet Healthcare Corp.†	3,258	21,796
Universal Health Services, Inc., Class B	13,881	602,713
		701,276
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	4,300	146,716
McKesson Corp.	7,700	541,926
		688,642
Metal Processors & Fabrication — 0.0%
Commercial Metals Co.	2,835	47,033
Timken Co.	550	26,251
		73,284
Metal-Iron — 0.2%
Cliffs Natural Resources, Inc.	3,935	306,969
Miscellaneous Manufacturing — 0.1%
Aptargroup, Inc.	1,685	80,155
Multimedia — 0.4%
McGraw-Hill Cos., Inc.	2,334	84,981
Meredith Corp.	16,499	571,690
		656,671
Networking Products — 0.2%
Polycom, Inc.†	7,155	278,902
Non-Ferrous Metals — 0.1%
Thompson Creek Metals Co., Inc.†	15,541	228,764
Non-Hazardous Waste Disposal — 0.8%
Republic Services, Inc.	40,939	1,222,439
Waste Connections, Inc.	589	16,215
		1,238,654
Office Automation & Equipment — 0.3%
Pitney Bowes, Inc.	1,431	34,602
Xerox Corp.	34,235	394,387
		428,989
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,585	109,449
Oil & Gas Drilling — 0.8%
Atwood Oceanics, Inc.†	1,113	41,593
Diamond Offshore Drilling, Inc.	1,157	77,369
Helmerich & Payne, Inc.	8,036	389,585
Nabors Industries, Ltd.†	4,255	99,822
Patterson-UTI Energy, Inc.	3,820	82,321
Pride International, Inc.†	13,133	433,389
Rowan Cos., Inc.†	2,739	95,618
Unit Corp.†	999	46,434
		1,266,131
Oil Companies-Exploration & Production — 5.0%
Atlas Energy, Inc.†	510	22,425
Cabot Oil & Gas Corp.	11,580	438,303
Cobalt International Energy, Inc.†	1,778	21,709
Comstock Resources, Inc.†	1,143	28,072

6

Continental Resources, Inc.†	69	4,061
Denbury Resources, Inc.†	9,912	189,220
EQT Corp.	20,041	898,638
Forest Oil Corp.†	28,904	1,097,485
Newfield Exploration Co.†	24,707	1,781,622
Noble Energy, Inc.	4,335	373,157
Petrohawk Energy Corp.†	2,121	38,708
Pioneer Natural Resources Co.	2,878	249,868
Plains Exploration & Production Co.†	3,478	111,783
QEP Resources, Inc.	44,929	1,631,372
Quicksilver Resources, Inc.†	2,748	40,506
Range Resources Corp.	20,748	933,245
SandRidge Energy, Inc.†	3,606	26,396
SM Energy Co.	489	28,817
Southwestern Energy Co.†	2,700	101,061
Whiting Petroleum Corp.†	1,350	158,206
		8,174,654
Oil Companies-Integrated — 0.5%
Murphy Oil Corp.	10,093	752,433
Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	15,906	806,911
Dresser-Rand Group, Inc.†	194	8,263
		815,174
Oil Refining & Marketing — 0.4%
Frontier Oil Corp.†	2,626	47,294
Holly Corp.	348	14,188
Sunoco, Inc.	2,993	120,648
Tesoro Corp.†	3,506	65,001
Valero Energy Corp.	14,038	324,559
		571,690
Oil-Field Services — 2.5%
Exterran Holdings, Inc.†	1,371	32,835
Halliburton Co.	16,861	688,435
Key Energy Services, Inc.†	19,971	259,224
Oceaneering International, Inc.†	1,369	100,799
Oil States International, Inc.†	1,166	74,729
SEACOR Holdings, Inc.	527	53,274
Superior Energy Services, Inc.†	16,110	563,689
Weatherford International, Ltd.†	99,922	2,278,222
		4,051,207
Paper & Related Products — 0.2%
Domtar Corp.	1,046	79,412
International Paper Co.	2,406	65,539
MeadWestvaco Corp.	4,241	110,945
Rayonier, Inc.	1,399	73,476
		329,372
Pharmacy Services — 0.0%
Omnicare, Inc.	2,692	68,350
Physical Therapy/Rehabilitation Centers — 0.3%
Healthsouth Corp.†	19,900	412,129
Physicians Practice Management — 0.0%
Mednax, Inc.†	65	4,374
Pipelines — 1.1%
El Paso Corp.	81,556	1,122,211
Oneok, Inc.	2,639	146,385
Spectra Energy Corp.	16,087	402,014
Williams Cos., Inc.	6,600	163,152
		1,833,762
Platinum — 0.2%
Stillwater Mining Co.†	14,165	302,423
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	891	53,576
SunPower Corp., Class A†	1,436	18,424
		72,000
Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	4,850	84,729
Private Corrections — 0.0%
Corrections Corp. of America†	2,329	58,365
Professional Sports — 0.0%
Madison Square Garden, Inc.†	990	25,522
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	80	3,619
Publishing-Newspapers — 0.1%
Washington Post Co., Class B	139	61,090
Gannett Co., Inc.	5,913	89,227
New York Times Co., Class A†	3,281	32,154
		182,471
Quarrying — 0.1%
Vulcan Materials Co.	3,170	140,621
Racetracks — 0.2%
International Speedway Corp., Class A	471	12,326
Penn National Gaming, Inc.†	9,588	337,018
		349,344
Real Estate Investment Trusts — 6.0%
Alexandria Real Estate Equities, Inc.	11,891	871,135
AMB Property Corp.	3,787	120,086
Annaly Capital Management, Inc.	15,386	275,717
Apartment Investment & Management Co., Class A	1,434	37,055
AvalonBay Communities, Inc.	2,060	231,853
Boston Properties, Inc.	10,193	877,617
Brandywine Realty Trust	3,180	37,047
BRE Properties, Inc.	1,583	68,861
Camden Property Trust	1,635	88,257
Chimera Investment Corp.	25,028	102,865
CommonWealth REIT	1,790	45,663
Corporate Office Properties Trust	1,660	58,017
Developers Diversified Realty Corp.	4,947	69,703
Digital Realty Trust, Inc.	114	5,876
Douglas Emmett, Inc.	21,402	355,273
Duke Realty Corp.	12,042	150,043
Equity Residential	24,517	1,273,658
Essex Property Trust, Inc.	457	52,199
Federal Realty Investment Trust	612	47,693
General Growth Properties, Inc.†	1,817	28,127
HCP, Inc.	7,698	283,209
Health Care REIT, Inc.	3,637	173,267
Hospitality Properties Trust	3,063	70,572
Host Hotels & Resorts, Inc.	48,543	867,463

7

Kimco Realty Corp.	10,070	181,663
Liberty Property Trust	2,810	89,695
Macerich Co.	3,221	152,579
Mack-Cali Realty Corp.	1,968	65,062
MFA Financial, Inc.	61,062	498,266
Nationwide Health Properties, Inc.	3,134	114,015
Piedmont Office Realty Trust, Inc.	1,265	25,477
ProLogis	13,251	191,344
Realty Income Corp.	2,931	100,240
Regency Centers Corp.	2,031	85,789
Senior Housing Properties Trust	3,522	77,273
SL Green Realty Corp.	1,935	130,632
Tanger Factory Outlet Centers	7,827	400,664
Taubman Centers, Inc.	1,355	68,400
UDR, Inc.	4,218	99,207
Ventas, Inc.	14,097	739,811
Vornado Realty Trust	3,649	304,071
Weingarten Realty Investors	2,984	70,900
Weyerhaeuser Co.	13,291	251,599
		9,837,943
Real Estate Operations & Development — 0.0%
Forest City Enterprises, Inc., Class A†	3,163	52,790
Howard Hughes Corp.†	129	7,020
St. Joe Co.†	229	5,004
		64,814
Rental Auto/Equipment — 0.0%
Aaron’s, Inc.	775	15,802
Hertz Global Holdings, Inc.†	684	9,911
		25,713
Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A	504	29,045
American Eagle Outfitters, Inc.	3,655	53,473
Foot Locker, Inc.	3,888	76,283
Guess?, Inc.	14,396	681,219
Urban Outfitters, Inc.†	6,804	243,651
		1,083,671
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,056	29,779
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	3,795	86,830
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	2,826	52,253
Retail-Discount — 0.0%
BJ’s Wholesale Club, Inc.†	1,225	58,677
Retail-Home Furnishings — 0.4%
Pier 1 Imports, Inc.†	61,400	644,700
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.†	2,123	92,138
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	3,960	127,948
Sears Holdings Corp.†	1,126	83,042
		210,990
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	5,994	32,368
Retail-Pet Food & Supplies — 0.3%
PetSmart, Inc.	10,600	422,092
Retail-Regional Department Stores — 0.2%
Macy’s, Inc.	14,141	357,767
Retail-Restaurants — 0.0%
Brinker International, Inc.	288	6,014
Wendy’s/Arby’s Group, Inc., Class A	4,905	22,661
		28,675
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	1,788	38,281
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	898	22,423
Savings & Loans/Thrifts — 0.4%
Capitol Federal Financial, Inc.	1,018	12,124
First Niagara Financial Group, Inc.	5,189	72,542
Hudson City Bancorp, Inc.	10,741	136,840
New York Community Bancorp, Inc.	10,810	203,769
People’s United Financial, Inc.	9,277	129,971
TFS Financial Corp.	1,933	17,436
Washington Federal, Inc.	2,792	47,241
		619,923
Schools — 0.0%
Education Management Corp.†	453	8,199
Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc.	4,400	165,748
Atmel Corp.†	1,171	14,427
		180,175
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	3,988	154,096
Novellus Systems, Inc.†	247	7,983
		162,079
Steel-Producers — 1.1%
AK Steel Holding Corp.	2,264	37,062
Reliance Steel & Aluminum Co.	19,634	1,003,297
Schnitzer Steel Industries, Inc., Class A	423	28,083
Steel Dynamics, Inc.	14,932	273,255
United States Steel Corp.	7,990	466,776
		1,808,473
Telecom Services — 0.3%
Amdocs, Ltd.†	3,451	94,799
Clearwire Corp., Class A†	39,881	205,387
Virgin Media, Inc.	8,241	224,485
		524,671
Telecommunication Equipment — 0.1%
CommScope, Inc.†	2,345	73,211
Tellabs, Inc.	9,565	64,851
		138,062
Telephone-Integrated — 1.6%
CenturyLink, Inc.	42,771	1,974,737
Frontier Communications Corp.	15,081	146,738
Level 3 Communications, Inc.†	24,613	24,121

8

Qwest Communications International, Inc.	43,103	328,014
Telephone and Data Systems, Inc.	2,097	76,645
Windstream Corp.	7,019	97,845
		2,648,100
Television — 0.8%
CBS Corp., Class B	65,174	1,241,565
Central European Media Enterprises, Ltd., Class A†	912	18,559
		1,260,124
Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	5,998	340,446
Theaters — 0.0%
Regal Entertainment Group, Class A	1,499	17,598
Therapeutics — 0.3%
Warner Chilcott PLC, Class A	22,000	496,320
Tobacco — 0.2%
Lorillard, Inc.	3,795	311,418
Tools-Hand Held — 0.2%
Snap-On, Inc.	1,435	81,192
Stanley Black & Decker, Inc.	3,982	266,277
		347,469
Toys — 0.2%
Hasbro, Inc.	5,757	271,615
Mattel, Inc.	3,803	96,711
		368,326
Transactional Software — 0.5%
VeriFone Systems, Inc.†	21,702	836,829
Transport-Equipment & Leasing — 0.0%
GATX Corp.	810	28,577
Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	1,021	40,870
Frontline, Ltd.	221	5,607
Kirby Corp.†	1,254	55,239
Teekay Corp.	1,026	33,940
Tidewater, Inc.	1,287	69,292
		204,948
Transport-Rail — 0.5%
Kansas City Southern†	18,705	895,221
Transport-Services — 0.2%
Ryder System, Inc.	6,472	340,686
UTi Worldwide, Inc.	398	8,438
		349,124
Transport-Truck — 0.1%
Con-way, Inc.	1,229	44,945
Heartland Express, Inc.	8,600	137,772
		182,717
Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	4,382	272,779
Water — 0.1%
American Water Works Co., Inc.	4,337	109,683
Aqua America, Inc.	3,400	76,432
		186,115
Web Portals/ISP — 0.0%
AOL, Inc.†	2,649	62,808
Wire & Cable Products — 0.0%
General Cable Corp.†	809	28,388
X-Ray Equipment — 0.4%
Hologic, Inc.†	32,214	606,267
Total Common Stock (cost $134,204,555)		158,386,732
RIGHTS† — 0.0%
Medical-Drugs — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc.
Expires 12/31/10 (cost $92)	92	4
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell Midcap Value Index Fund (cost $1,695,678)	37,800	1,701,378
Total Long-Term Investment Securities
(cost $135,900,325)		160,088,114

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.14% due 03/17/11 (cost $79,977)(2)	$80,000	79,982
REPURCHASE AGREEMENTS — 3.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/10, to be repurchased 01/03/11 in the amount of $2,299,002 and collateralized by $2,265,000 of United States Treasury Notes, bearing interest at 2.50% due 04/30/15 and having an approximate value of $2,349,938 (cost $2,299,000)	2,299,000	2,299,000

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/10, to be repurchased 01/03/11 in the amount of $2,352,002 and collateralized by $2,400,000 of United States Treasury Notes, bearing interest at 2.75% due 12/30/17 and having an approximate value of $2,403,000

(cost $2,352,000)	2,352,000	2,352,000
Agreement with State Street Bank & Trust Co. Joint Repurchase Agreement(1)
(cost $1,158,000)	1,158,000	1,158,000
Total Repurchase Agreements (cost $5,809,000)		5,809,000

9

TOTAL INVESTMENTS
(cost $141,789,302)(3)	101.4%	165,977,096
Liabilities in excess of other assets	(1.4)	(2,325,017)
NET ASSETS	100.0%	$163,652,079

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Security represents an investment in an affiliated company; See Note 3.

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2010	(Depreciation)
10	Long	S&P MidCap 400 E-Mini Index	March 2011	$887,368	$905,300	$17,932

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Electric-Intergrated	$10,742,423	$—	$—	$10,742,423
Oil Companies - Exploration & Production	8,174,654	—	—	8,174,654
Real Estate Investment Trusts	9,837,943	—	—	9,837,943
Other Industries*	129,631,712	—	—	129,631,712
Rights	4	—	—	4
Exchange Traded Funds	1,701,378	—	—	1,701,378
Short-Term Investment Securities:
U.S. Government Treasuries	—	79,982	—	79,982
Repurchase Agreements	—	5,809,000	—	5,809,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	17,932	—	—	17,932
Total	$160,106,046	$5,888,982	$—	$165,995,028

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO

Portfolio of Investments — December 31, 2010
(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCK — 94.9%
Advanced Materials — 0.7%
Ceradyne, Inc.†	3,182	$100,329
Hexcel Corp.†	65,368	1,182,507
STR Holdings, Inc.†	5,284	105,680
		1,388,516
Aerospace/Defense — 0.6%
Aerovironment, Inc.†	1,920	51,514
Cubic Corp.	2,016	95,054
Esterline Technologies Corp.†	3,843	263,591
National Presto Industries, Inc.	667	86,717
Spirit Aerosystems Holdings, Inc., Class A†	21,430	445,958
Teledyne Technologies, Inc.†	4,638	203,933
		1,146,767
Aerospace/Defense-Equipment — 1.1%
AAR Corp.†	5,017	137,817
BE Aerospace, Inc.†	31,504	1,166,593
Curtiss-Wright Corp.	5,891	195,581
GenCorp, Inc.†	7,539	38,977
Kaman Corp.	3,321	96,542
Moog, Inc., Class A†	5,802	230,920
Orbital Sciences Corp.†	7,411	126,950
Triumph Group, Inc.	2,103	188,029
		2,181,409
Agricultural Operations — 0.0%
Andersons, Inc.	2,351	85,459
Airlines — 0.1%
Allegiant Travel Co.	1,919	94,492
Skywest, Inc.	7,033	109,855
		204,347
Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†	7,196	108,804
Darling International, Inc.†	10,537	139,931
		248,735
Apparel Manufacturers — 0.7%
Carter’s, Inc.†	7,347	216,810
Hanesbrands, Inc.†	28,760	730,504
Maidenform Brands, Inc.†	2,985	70,954
Oxford Industries, Inc.	1,777	45,509
Quiksilver, Inc.†	16,549	83,903
True Religion Apparel, Inc.†	3,253	72,412
Volcom, Inc.	2,183	41,193
		1,261,285
Applications Software — 1.0%
Ebix, Inc.†	4,444	105,189
EPIQ Systems, Inc.	17,953	246,495
Nuance Communications, Inc.†	68,793	1,250,657
Progress Software Corp.†	5,531	234,072
		1,836,413
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†	3,469	43,258
Auction House/Art Dealers — 0.1%
Sotheby’s	3,370	151,650
Audio/Video Products — 0.1%
Audiovox Corp., Class A†	2,373	20,479
DTS, Inc.†	2,190	107,419
Universal Electronics, Inc.†	1,896	53,790
		181,688
Auto Repair Centers — 0.1%
Midas, Inc.†	1,814	14,711
Monro Muffler Brake, Inc.	3,859	133,483
		148,194
Auto-Heavy Duty Trucks — 0.1%
Oshkosh Corp.†	3,067	108,081
Auto/Truck Parts & Equipment-Original — 1.4%
Spartan Motors, Inc.	4,164	25,359
Superior Industries International, Inc.	21,391	453,917
Titan International, Inc.	74,937	1,464,269
WABCO Holdings, Inc.†	13,720	835,959
		2,779,504
Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	2,489	34,099
Banks-Commercial — 7.2%
Bancorp, Inc.†	99,326	1,010,145
Bank Mutual Corp.	5,845	27,939
Bank of the Ozarks, Inc.	1,672	72,481
City Holding Co.	1,980	71,735
Columbia Banking System, Inc.	5,026	105,848
Community Bank System, Inc.	4,238	117,689
Cullen/Frost Bankers, Inc.	9,790	598,365
East West Bancorp, Inc.	82,574	1,614,322
First BanCorp.†	40,831	18,782
First Commonwealth Financial Corp.	12,055	85,349
First Financial Bancorp	7,418	137,085
First Financial Bankshares, Inc.	2,664	136,343
First Midwest Bancorp, Inc.	9,462	109,002
First Republic Bank†	3,200	93,184
First Security Group, Inc.†	71,808	65,345
FirstMerit Corp.	33,910	671,079
Glacier Bancorp, Inc.	9,189	138,846
Hancock Holding Co.	3,771	131,457
Hanmi Financial Corp.†	19,319	22,217
Home Bancshares, Inc.	2,798	61,640
IBERIABANK Corp.	13,810	816,585
Independent Bank Corp.	2,709	73,278
Nara Bancorp., Inc.†	4,851	47,637
National Penn Bancshares, Inc.	16,112	129,379
NBT Bancorp, Inc.	4,404	106,357
Old National Bancorp	12,107	143,952
Pinnacle Financial Partners, Inc.†	4,301	58,408
PrivateBancorp, Inc.	7,479	107,548
S&T Bancorp, Inc.	3,167	71,543
Signature Bank†	67,577	3,378,850
Simmons First National Corp., Class A	2,202	62,757
Sterling Bancorp	3,430	35,912
Sterling Bancshares, Inc.	13,027	91,450
Susquehanna Bancshares, Inc.	16,584	160,533
SVB Financial Group†	17,190	911,929
Texas Capital Bancshares, Inc.†	4,699	99,948
Tompkins Financial Corp.	6,441	252,230
Trustco Bank Corp. NY	9,855	62,481
UMB Financial Corp.	3,821	158,266
Umpqua Holdings Corp.	55,184	672,141
United Bankshares, Inc.	4,903	143,168
United Community Banks, Inc.†	12,074	23,544

1

Whitney Holding Corp.	12,348	174,724
Wilshire Bancorp, Inc.	2,487	18,951
Wintrust Financial Corp.	23,921	790,111
		13,880,535
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	9,772	64,007
Wilmington Trust Corp.	11,689	50,730
		114,737
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	1,163	110,590
Broadcast Services/Program — 0.1%
DG FastChannel, Inc.†	3,103	89,615
Building & Construction Products-Misc. — 1.0%
Drew Industries, Inc.	2,443	55,505
Gibraltar Industries, Inc.†	49,471	671,321
Louisiana-Pacific Corp.†	55,780	527,679
NCI Building Systems, Inc.†	2,150	30,078
Quanex Building Products Corp.	4,806	91,170
Simpson Manufacturing Co., Inc.	14,482	447,639
		1,823,392
Building & Construction-Misc. — 0.1%
Dycom Industries, Inc.†	4,489	66,213
Insituform Technologies, Inc., Class A†	5,012	132,868
		199,081
Building Products-Air & Heating — 0.1%
AAON, Inc.	1,520	42,879
Comfort Systems USA, Inc.	4,838	63,717
		106,596
Building Products-Cement — 0.2%
Eagle Materials, Inc.	5,645	159,471
Texas Industries, Inc.	3,553	162,657
		322,128
Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	3,591	48,371
Building Products-Wood — 0.1%
Universal Forest Products, Inc.	2,465	95,888
Building-Heavy Construction — 0.4%
Granite Construction, Inc.	3,560	97,651
Orion Marine Group, Inc.†	3,437	39,869
Tutor Perini Corp.	28,570	611,684
		749,204
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	6,005	157,931
Building-Mobile Home/Manufactured Housing — 0.0%
Skyline Corp.	879	22,924
Winnebago Industries, Inc.†	3,720	56,544
		79,468
Building-Residential/Commercial — 0.1%
M/I Homes, Inc.†	2,367	36,404
Meritage Homes Corp.†	4,105	91,131
Standard Pacific Corp.†	12,693	58,388
		185,923
Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	1,443	18,037
Casino Services — 0.0%
Shuffle Master, Inc.†	6,853	78,467
Chemicals-Other — 0.0%
American Vanguard Corp.	2,736	23,365
Chemicals-Plastics — 0.4%
A. Schulman, Inc.	16,993	388,970
PolyOne Corp.†	33,673	420,576
		809,546
Chemicals-Specialty — 0.6%
Arch Chemicals, Inc.	3,211	121,793
Balchem Corp.	3,644	123,204
Ferro Corp.†	31,720	464,381
H.B. Fuller Co.	6,258	128,414
OM Group, Inc.†	3,944	151,883
Penford Corp.†	1,452	8,872
Quaker Chemical Corp.	1,454	60,588
Stepan Co.	988	75,355
Zep, Inc.	2,780	55,266
		1,189,756
Circuit Boards — 0.4%
Park Electrochemical Corp.	23,661	709,830
TTM Technologies, Inc.†	5,525	82,378
		792,208
Coal — 0.6%
International Coal Group, Inc.†	147,600	1,142,424
Coffee — 0.0%
Peet’s Coffee & Tea, Inc.†	1,636	68,287
Collectibles — 0.0%
RC2 Corp.†	2,766	60,216
Commercial Services — 0.9%
Arbitron, Inc.	3,442	142,912
Healthcare Services Group, Inc.	8,421	137,010
HMS Holdings Corp.†	3,522	228,120
Live Nation Entertainment, Inc.†	19,073	217,814
Medifast, Inc.†	1,714	49,500
Pre-Paid Legal Services, Inc.†	1,248	75,192
StarTek, Inc.†	1,525	7,732
Steiner Leisure, Ltd.†	15,340	716,378
TeleTech Holdings, Inc.†	3,701	76,203
		1,650,861
Commercial Services-Finance — 0.7%
Cardtronics, Inc.†	60,900	1,077,930
Heartland Payment Systems, Inc.	4,884	75,311
Wright Express Corp.†	4,892	225,032
		1,378,273
Communications Software — 0.2%
Digi International, Inc.†	33,178	368,276
Smith Micro Software, Inc.†	3,854	60,662
		428,938

2

Computer Aided Design — 0.7%
Parametric Technology Corp.†	56,000	1,261,680
Computer Services — 0.3%
CACI International, Inc., Class A†	3,874	206,872
CIBER, Inc.†	8,917	41,732
iGate Corp.	3,712	73,163
Insight Enterprises, Inc.†	5,913	77,815
Manhattan Associates, Inc.†	2,800	85,512
SYKES Enterprises, Inc.†	5,208	105,514
		590,608
Computer Software — 0.1%
Avid Technology, Inc.†	3,703	64,655
Blackbaud, Inc.	5,608	145,247
		209,902
Computers-Integrated Systems — 0.3%
Agilysys, Inc.†	2,502	14,086
Integral Systems, Inc.†	2,245	22,248
Mercury Computer Systems, Inc.†	3,112	57,198
MTS Systems Corp.	1,955	73,234
NCI, Inc., Class A†	1,004	23,082
Netscout Systems, Inc.†	4,467	102,786
Radiant Systems, Inc.†	4,235	82,879
Radisys Corp.†	3,104	27,626
Stratasys, Inc.†	2,640	86,170
Super Micro Computer, Inc.†	3,207	37,009
		526,318
Computers-Memory Devices — 0.5%
Hutchinson Technology, Inc.†	2,986	11,078
Quantum Corp.†	273,200	1,016,304
		1,027,382
Computers-Periphery Equipment — 0.2%
Compellent Technologies, Inc.†	2,972	81,998
Rimage Corp.†	11,040	164,606
Synaptics, Inc.†	4,359	128,067
		374,671
Consulting Services — 0.1%
Forrester Research, Inc.	1,863	65,745
MAXIMUS, Inc.	2,199	144,211
		209,956
Consumer Products-Misc. — 1.0%
Blyth, Inc.	694	23,929
Central Garden and Pet Co., Class A†	46,974	464,103
Helen of Troy, Ltd.†	3,914	116,402
Jarden Corp.	36,350	1,122,125
Kid Brands, Inc.†	2,753	23,538
WD-40 Co.	2,138	86,119
		1,836,216
Data Processing/Management — 0.1%
CommVault Systems, Inc.†	5,502	157,467
CSG Systems International, Inc.†	4,355	82,484
		239,951
Decision Support Software — 0.0%
Interactive Intelligence, Inc.†	1,707	44,655
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	8,678	169,568
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	9,026	45,401
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	5,197	120,362
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,511	55,151
Merit Medical Systems, Inc.†	3,618	57,273
		112,424
Distribution/Wholesale — 1.0%
Brightpoint, Inc.†	8,617	75,226
Fossil, Inc.†	10,820	762,594
MWI Veterinary Supply, Inc.†	1,591	100,472
Pool Corp.	6,351	143,151
Scansource, Inc.†	3,415	108,938
School Specialty, Inc.†	2,049	28,543
United Stationers, Inc.†	10,248	653,925
		1,872,849
Diversified Manufacturing Operations — 0.8%
A.O. Smith Corp.	4,273	162,716
Actuant Corp., Class A	8,709	231,834
AZZ, Inc.	1,594	63,776
Barnes Group, Inc.	5,802	119,927
EnPro Industries, Inc.†	2,631	109,344
ESCO Technologies, Inc.	3,391	128,315
Federal Signal Corp.	7,949	54,530
Griffon Corp.†	5,953	75,841
Koppers Holdings, Inc.	14,110	504,856
LSB Industries, Inc.†	2,076	50,364
Lydall, Inc.†	2,182	17,565
Standex International Corp.	1,606	48,036
Tredegar Corp.	2,931	56,803
		1,623,907
Diversified Minerals — 0.1%
AMCOL International Corp.	3,220	99,820
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	2,912	184,941
Viad Corp.	2,580	65,712
Volt Information Sciences, Inc.†	1,518	13,131
		263,784
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	1,838	104,876
NutriSystem, Inc.	3,415	71,818
Stamps.com, Inc.	1,521	20,153
		196,847
E-Commerce/Services — 0.7%
IAC/InterActive Corp.†	46,600	1,337,420
United Online, Inc.	10,985	72,501
		1,409,921
E-Marketing/Info — 0.1%
comScore, Inc.†	3,252	72,552
Liquidity Services, Inc.†	2,194	30,826
		103,378

3

E-Services/Consulting — 0.1%
Perficient, Inc.†	3,797	47,462
Websense, Inc.†	5,336	108,054
		155,516
Electric Products-Misc. — 0.9%
AMETEK, Inc.	34,389	1,349,768
GrafTech International, Ltd.†	16,750	332,320
Littelfuse, Inc.	2,840	133,651
		1,815,739
Electric-Integrated — 1.2%
Allete, Inc.	3,980	148,295
Avista Corp.	7,230	162,820
Central Vermont Public Service Corp.	1,675	36,615
CH Energy Group, Inc.	2,022	98,856
Cleco Corp.	6,960	214,090
El Paso Electric Co.†	5,445	149,901
MGE Energy, Inc.	8,640	369,446
NorthWestern Corp.	4,626	133,367
Portland General Electric Co.	15,910	345,247
UIL Holdings Corp.	6,444	193,062
Unisource Energy Corp.	14,415	516,634
		2,368,333
Electronic Components-Misc. — 0.6%
AVX Corp.	21,060	324,956
Bel Fuse, Inc., Class B	8,625	206,137
Benchmark Electronics, Inc.†	7,784	141,357
CTS Corp.	4,368	48,310
Daktronics, Inc.	4,503	71,688
Methode Electronics, Inc.	4,703	60,998
OSI Systems, Inc.†	2,384	86,682
Plexus Corp.†	5,172	160,022
Pulse Electronics Corp.	5,302	28,207
Rogers Corp.†	2,022	77,342
		1,205,699
Electronic Components-Semiconductors — 2.5%
Ceva, Inc.†	2,812	57,646
Diodes, Inc.†	4,593	123,965
DSP Group, Inc.†	2,985	24,298
Entropic Communications, Inc.†	137,415	1,659,973
Intersil Corp., Class A	69,500	1,061,265
Kopin Corp.†	8,289	34,482
Microsemi Corp.†	10,674	244,435
Monolithic Power Systems, Inc.†	4,580	75,662
ON Semiconductor Corp.†	31,480	311,022
QLogic Corp.†	59,612	1,014,596
Supertex, Inc.†	1,664	40,236
Volterra Semiconductor Corp.†	3,434	79,531
		4,727,111
Electronic Measurement Instruments — 0.1%
Analogic Corp.	1,637	81,048
Badger Meter, Inc.	1,921	84,947
FARO Technologies, Inc.†	2,065	67,814
		233,809
Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	1,148	97,844
LoJack Corp.†	2,338	15,104
		112,948
Energy-Alternate Sources — 0.0%
Headwaters, Inc.†	7,729	35,399
Engineering/R&D Services — 0.5%
EMCOR Group, Inc.†	30,284	877,630
Exponent, Inc.†	1,773	66,541
		944,171
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	6,431	126,626
Enterprise Software/Service — 2.2%
Ariba, Inc.†	59,758	1,403,715
Epicor Software Corp.†	5,910	59,691
JDA Software Group, Inc.†	5,592	156,576
Lawson Software, Inc.†	117,410	1,086,043
MicroStrategy, Inc., Class A†	1,074	91,795
Omnicell, Inc.†	4,213	60,878
RightNow Technologies, Inc.†	3,017	71,412
SYNNEX Corp.†	3,016	94,099
Taleo Corp., Class A†	42,987	1,188,591
Tyler Technologies, Inc.†	3,215	66,743
		4,279,543
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	10,858	132,902
THQ, Inc.†	8,682	52,613
		185,515
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	7,891	197,748
Filtration/Separation Products — 0.1%
CLARCOR, Inc.	6,439	276,169
Finance-Consumer Loans — 0.1%
Portfolio Recovery Associates, Inc.†	2,180	163,936
World Acceptance Corp.†	2,000	105,600
		269,536
Finance-Investment Banker/Broker — 1.2%
Duff & Phelps Corp., Class A	21,810	367,717
Interactive Brokers Group, Inc., Class A	5,395	96,139
Investment Technology Group, Inc.†	5,350	87,579
LaBranche & Co., Inc.†	4,602	16,567
optionsXpress Holdings, Inc.	5,431	85,104
Piper Jaffray Cos., Inc.†	2,042	71,490
Raymond James Financial, Inc.	17,350	567,345
Stifel Financial Corp.†	16,179	1,003,745
SWS Group, Inc.	3,738	18,877
TradeStation Group, Inc.†	5,109	34,486
		2,349,049
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	2,405	36,772
Food-Canned — 0.1%
Seneca Foods Corp., Class A†	1,170	31,567
TreeHouse Foods, Inc.†	4,523	231,080
		262,647

4

Food-Misc. — 0.3%
Cal-Maine Foods, Inc.	1,707	53,907
Diamond Foods, Inc.	2,807	149,276
Hain Celestial Group, Inc.†	5,476	148,181
J & J Snack Foods Corp.	1,821	87,845
Snyders-Lance, Inc.	5,905	138,413
		577,622
Food-Retail — 0.2%
Weis Markets, Inc.	8,810	355,307
Food-Wholesale/Distribution — 0.2%
Calavo Growers, Inc.	1,536	35,405
Nash Finch Co.	1,555	66,103
Spartan Stores, Inc.	2,891	49,003
United Natural Foods, Inc.†	6,155	225,765
		376,276
Footwear & Related Apparel — 1.4%
CROCS, Inc.†	11,148	190,854
Iconix Brand Group, Inc.†	66,867	1,291,202
Skechers U.S.A., Inc., Class A†	4,321	86,420
Steven Madden, Ltd.†	2,942	122,740
Timberland Co., Class A†	32,270	793,519
Wolverine World Wide, Inc.	6,239	198,899
		2,683,634
Forestry — 0.0%
Deltic Timber Corp.	1,373	77,355
Funeral Services & Related Items — 0.1%
Hillenbrand, Inc.	7,958	165,606
Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	7,848	110,029
Garden Products — 0.1%
Toro Co.	4,001	246,622
Gas-Distribution — 1.1%
Laclede Group, Inc.	7,259	265,244
New Jersey Resources Corp.	11,346	489,126
Northwest Natural Gas Co.	10,659	495,324
Piedmont Natural Gas Co., Inc.	9,214	257,624
South Jersey Industries, Inc.	3,817	201,614
Southwest Gas Corp.	5,820	213,419
WGL Holdings, Inc.	3,930	140,576
		2,062,927
Golf — 0.4%
Callaway Golf Co.	101,672	820,493
Hazardous Waste Disposal — 0.1%
EnergySolutions, Inc.	48,257	268,791
Health Care Cost Containment — 0.2%
Corvel Corp.†	837	40,469
MedQuist, Inc.	34,380	297,387
		337,856
Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	3,671	73,457
La-Z-Boy, Inc.†	6,627	59,775
		133,232
Hotels/Motels — 0.1%
Marcus Corp.	2,763	36,665
Morgans Hotel Group Co.†	11,036	100,097
		136,762
Human Resources — 0.8%
Administaff, Inc.	2,856	83,681
AMN Healthcare Services, Inc.†	4,996	30,675
CDI Corp.	1,914	35,581
Cross Country Healthcare, Inc.†	20,344	172,314
Heidrick & Struggles International, Inc.	2,241	64,205
Hudson Highland Group, Inc.†	29,400	171,402
Kelly Services, Inc., Class A†	3,610	67,868
Korn/Ferry International†	8,440	195,048
On Assignment, Inc.†	4,672	38,077
SFN Group, Inc.†	6,759	65,968
TrueBlue, Inc.†	36,349	653,918
		1,578,737
Identification Systems — 0.2%
Brady Corp., Class A	6,717	219,042
Checkpoint Systems, Inc.†	5,066	104,106
		323,148
Industrial Audio & Video Products — 0.1%
Sonic Solutions, Inc.†	6,237	93,555
Industrial Automated/Robotic — 0.1%
Cognex Corp.	5,115	150,483
Gerber Scientific, Inc.†	3,211	25,271
Intermec, Inc.†	6,146	77,808
		253,562
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	3,738	136,773
Instruments-Scientific — 0.2%
Dionex Corp.†	2,226	262,690
FEI Co.†	4,885	129,013
		391,703
Insurance Brokers — 0.0%
eHealth, Inc.†	2,836	40,243
Insurance-Life/Health — 0.1%
Delphi Financial Group, Inc., Class A	6,941	200,178
Presidential Life Corp.	2,721	27,020
		227,198
Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	5,047	91,048
United Fire & Casualty Co.	2,715	60,599
		151,647
Insurance-Property/Casualty — 1.7%
AMERISAFE, Inc.†	2,356	41,230
Arch Capital Group, Ltd.†	5,790	509,809
CNA Surety Corp.†	26,587	629,580
EMC Insurance Group, Inc.	12,920	292,509
Employers Holdings, Inc.	5,089	88,956
Fidelity National Financial, Inc., Class A	4,770	65,254
Infinity Property & Casualty Corp.	1,599	98,818
Meadowbrook Insurance Group, Inc.	79,130	811,082
Navigators Group, Inc.†	1,592	80,157

5

ProAssurance Corp.†	3,925	237,855
RLI Corp.	2,115	111,186
Safety Insurance Group, Inc.	1,922	91,430
Selective Insurance Group, Inc.	6,837	124,092
Stewart Information Services Corp.	2,348	27,072
Tower Group, Inc.	5,306	135,727
		3,344,757
Internet Application Software — 0.1%
DealerTrack Holdings, Inc.†	5,188	104,123
eResearchTechnology, Inc.†	5,516	40,543
		144,666
Internet Connectivity Services — 0.0%
PC-Tel, Inc.†	2,360	14,160
Internet Content-Information/News — 0.0%
Knot, Inc.†	3,909	38,621
Internet Security — 0.1%
Blue Coat Systems, Inc.†	5,518	164,823
Sourcefire, Inc.†	3,579	92,803
		257,626
Internet Telephone — 0.1%
j2 Global Communications, Inc.†	5,827	168,692
Investment Management/Advisor Services — 2.1%
Affiliated Managers Group, Inc.†	26,286	2,608,097
Artio Global Investors, Inc.	56,980	840,455
Cohen & Steers, Inc.	3,680	96,048
National Financial Partners Corp.†	5,580	74,772
Teton Advisors, Inc., Class A	155	1,473
Waddell & Reed Financial, Inc., Class A	10,670	376,544
		3,997,389
Lasers-System/Components — 0.3%
Cymer, Inc.†	3,782	170,455
Electro Scientific Industries, Inc.†	3,049	48,875
II-VI, Inc.†	3,245	150,438
Newport Corp.†	4,696	81,570
Rofin-Sinar Technologies, Inc.†	3,629	128,612
		579,950
Leisure Products — 0.9%
Brunswick Corp.	11,328	212,287
Multimedia Games, Inc.†	3,529	19,692
WMS Industries, Inc.†	32,118	1,453,018
		1,684,997
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	2,388	73,813
UniFirst Corp.	1,875	103,219
		177,032
Machinery-Construction & Mining — 0.8%
Astec Industries, Inc.†	2,544	82,451
Terex Corp.†	49,442	1,534,680
		1,617,131
Machinery-Electrical — 0.4%
Regal-Beloit Corp.	12,450	831,162
Machinery-Farming — 0.1%
Lindsay Corp.	1,600	95,088
Machinery-General Industrial — 1.2%
Albany International Corp., Class A	31,312	741,781
Altra Holdings, Inc.†	56,750	1,127,055
Applied Industrial Technologies, Inc.	4,825	156,716
Intevac, Inc.†	2,867	40,167
Robbins & Myers, Inc.	4,212	150,705
		2,216,424
Machinery-Material Handling — 0.0%
Cascade Corp.	1,176	55,601
Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.	1,401	65,623
Quality Systems, Inc.	2,442	170,500
		236,123
Medical Instruments — 1.1%
Abaxis, Inc.†	2,856	76,683
CONMED Corp.†	3,593	94,963
CryoLife, Inc.†	3,595	19,485
Integra LifeSciences Holdings Corp.†	2,599	122,933
Kensey Nash Corp.†	1,086	30,223
Natus Medical, Inc.†	3,694	52,381
SurModics, Inc.†	2,224	26,399
Symmetry Medical, Inc.†	4,592	42,476
Volcano Corp.†	57,590	1,572,783
		2,038,326
Medical Labs & Testing Services — 0.1%
Bio-Reference Laboratories, Inc.†	3,129	69,401
Genoptix, Inc.†	2,250	42,795
		112,196
Medical Laser Systems — 0.0%
LCA-Vision, Inc.†	2,390	13,743
Palomar Medical Technologies, Inc.†	2,373	33,720
		47,463
Medical Products — 0.8%
American Medical Systems Holdings, Inc.†	9,771	184,281
Cantel Medical Corp.	1,633	38,212
Cooper Cos., Inc.	5,835	328,744
Cyberonics, Inc.†	3,079	95,511
Greatbatch, Inc.†	2,974	71,822
Haemonetics Corp.†	3,162	199,775
Hanger Orthopedic Group, Inc.†	4,150	87,939
Invacare Corp.	4,140	124,862
PSS World Medical, Inc.†	7,061	159,579
West Pharmaceutical Services, Inc.	4,255	175,306
Zoll Medical Corp.†	2,748	102,308
		1,568,339
Medical-Biomedical/Gene — 1.1%
Alexion Pharmaceuticals, Inc.†	17,028	1,371,605
Arqule, Inc.†	4,767	27,982
Cambrex Corp.†	3,760	19,439
Cubist Pharmaceuticals, Inc.†	7,577	162,148
Emergent Biosolutions, Inc.†	2,751	64,539
Enzo Biochem, Inc.†	21,219	112,036
Martek Biosciences Corp.†	4,278	133,901
Regeneron Pharmaceuticals, Inc.†	9,285	304,827
		2,196,477

6

Medical-Drugs — 0.4%
Hi-Tech Pharmacal Co., Inc.†	1,303	32,510
PharMerica Corp.†	3,746	42,892
Salix Pharmaceuticals, Ltd.†	7,403	347,645
Savient Pharmaceuticals, Inc.†	8,977	100,004
Viropharma, Inc.†	9,964	172,576
		695,627
Medical-Generic Drugs — 0.1%
Par Pharmaceutical Cos., Inc.†	4,548	175,143
Medical-HMO — 1.1%
AMERIGROUP Corp.†	6,334	278,189
Centene Corp.†	55,686	1,411,083
Healthspring, Inc.†	7,314	194,041
Magellan Health Services, Inc.†	4,286	202,642
Molina Healthcare, Inc.†	2,164	60,267
		2,146,222
Medical-Hospitals — 0.3%
LifePoint Hospitals, Inc.†	13,540	497,595
MedCath Corp.†	2,615	36,479
		534,074
Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	1,673	41,607
Medical-Outpatient/Home Medical — 0.3%
Air Methods Corp.†	1,426	80,241
Almost Family, Inc.†	1,051	40,380
Amedisys, Inc.†	3,709	124,252
Amsurg Corp.†	3,952	82,794
Gentiva Health Services, Inc.†	3,817	101,532
LHC Group, Inc.†	2,004	60,120
		489,319
Metal Processors & Fabrication — 1.7%
CIRCOR International, Inc.	2,185	92,382
Haynes International, Inc.	19,370	810,247
Kaydon Corp.	16,615	676,563
Mueller Industries, Inc.	16,190	529,413
RBC Bearings, Inc.†	20,493	800,867
RTI International Metals, Inc.†	14,028	378,475
		3,287,947
Metal Products-Distribution — 0.1%
A.M. Castle & Co.†	2,141	39,416
Lawson Products, Inc.	512	12,743
Olympic Steel, Inc.	6,029	172,912
		225,071
Metal-Aluminum — 0.1%
Century Aluminum Co.†	7,229	112,267
Kaiser Aluminum Corp.	1,891	94,720
		206,987
Miscellaneous Manufacturing — 0.3%
Aptargroup, Inc.	8,130	386,744
John Bean Technologies Corp.	3,608	72,629
Movado Group, Inc.†	2,211	35,686
		495,059
Multimedia — 0.0%
EW Scripps Co., Class A†	3,923	39,818
Networking Products — 1.1%
Anixter International, Inc.	3,600	215,028
Black Box Corp.	11,991	459,135
LogMeIn, Inc.†	2,088	92,582
Netgear, Inc.†	4,579	154,221
Polycom, Inc.†	32,300	1,259,054
		2,180,020
Non-Ferrous Metals — 0.2%
Brush Engineered Materials, Inc.†	2,582	99,768
Horsehead Holding Corp†	21,700	282,968
		382,736
Office Furnishings-Original — 0.1%
Interface, Inc. Class A	8,213	128,533
Office Supplies & Forms — 0.0%
Standard Register Co.	1,627	5,548
Oil & Gas Drilling — 0.0%
Pioneer Drilling Co.†	6,921	60,974
Seahawk Drilling, Inc.†	1,528	13,676
		74,650
Oil Companies-Exploration & Production — 3.5%
Approach Resources, Inc.†	45,900	1,060,290
Bill Barrett Corp.†	17,100	703,323
Carrizo Oil & Gas, Inc.†	18,250	629,442
Contango Oil & Gas Co.†	1,641	95,063
Denbury Resources, Inc.†	22,020	420,362
Gulfport Energy Corp.†	4,045	87,574
Kodiak Oil & Gas Corp.†	201,449	1,329,563
Penn Virginia Corp.	5,819	97,876
PetroCorp, Inc.†(1)(2)	154	0
Petrohawk Energy Corp.†	46,500	848,625
Petroleum Development Corp.†	2,992	126,292
Petroquest Energy, Inc.†	29,224	220,057
Rex Energy Corp†	25,661	350,273
SM Energy Co.	7,920	466,726
Stone Energy Corp.†	6,201	138,220
Swift Energy Co.†	5,320	208,278
		6,781,964
Oil Field Machinery & Equipment — 1.1%
Dril-Quip, Inc.†	15,482	1,203,261
Gulf Island Fabrication, Inc.	12,560	353,941
Lufkin Industries, Inc.	3,841	239,640
Natural Gas Services Group, Inc.†	18,400	347,944
		2,144,786
Oil Refining & Marketing — 0.1%
Holly Corp.	5,643	230,065
Oil-Field Services — 1.7%
Basic Energy Services, Inc.†	2,952	48,649
CARBO Ceramics, Inc.	2,421	250,671
Hornbeck Offshore Services, Inc.†	2,974	62,097
Key Energy Services, Inc.†	91,308	1,185,178
Matrix Service Co.†	55,604	677,257
Oil States International, Inc.†	6,459	413,957
SEACOR Holdings, Inc.	2,714	274,358

7

Tetra Technologies, Inc.†	34,144	405,289
		3,317,456
Paper & Related Products — 0.3%
Buckeye Technologies, Inc.	5,046	106,016
Clearwater Paper Corp.†	1,467	114,866
KapStone Paper and Packaging Corp.†	4,879	74,649
Neenah Paper, Inc.	1,886	37,117
Schweitzer-Mauduit International, Inc.	2,302	144,842
Wausau Paper Corp.	6,264	53,933
		531,423
Patient Monitoring Equipment — 0.7%
Insulet Corp.†	91,200	1,413,600
Pharmacy Services — 0.1%
Catalyst Health Solutions, Inc.†	4,993	232,125
Physical Therapy/Rehabilitation Centers — 0.4%
RehabCare Group, Inc.†	32,135	761,599
Physicians Practice Management — 0.6%
Healthways, Inc.†	4,384	48,926
IPC The Hospitalist Co., Inc.†	28,238	1,101,564
		1,150,490
Poultry — 0.1%
Sanderson Farms, Inc.	2,470	96,700
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	4,926	67,191
Powell Industries, Inc.†	1,133	37,253
Vicor Corp.	2,506	41,098
		145,542
Printing-Commercial — 0.7%
Consolidated Graphics, Inc.†	1,301	63,007
VistaPrint NV†	28,000	1,288,000
		1,351,007
Private Corrections — 0.1%
Geo Group, Inc.†	8,235	203,075
Protection/Safety — 0.0%
Landauer, Inc.	1,201	72,024
Publishing-Newspapers — 0.0%
Dolan Co.†	3,899	54,274
Real Estate Investment Trusts — 4.8%
Acadia Realty Trust	5,143	93,808
BioMed Realty Trust, Inc.	52,598	980,953
Campus Crest Communities, Inc.	22,600	316,852
Cedar Shopping Centers, Inc.	6,007	37,784
Cogdell Spencer, Inc.	42,430	246,094
Colonial Properties Trust	10,731	193,695
Corporate Office Properties Trust	7,370	257,582
Cousins Properties, Inc.	38,223	318,780
DiamondRock Hospitality Co.†	19,750	237,000
EastGroup Properties, Inc.	10,797	456,929
Entertainment Properties Trust	5,946	275,003
Extra Space Storage, Inc.	11,186	194,636
Franklin Street Properties Corp.	8,875	126,469
Healthcare Realty Trust, Inc.	8,232	174,271
Hersha Hospitality Trust	54,930	362,538
Home Properties, Inc.	4,808	266,796
Inland Real Estate Corp.	9,680	85,184
Kilroy Realty Corp.	6,689	243,948
Kite Realty Group Trust	8,093	43,783
LaSalle Hotel Properties	28,675	757,020
Lexington Realty Trust	15,933	126,667
LTC Properties, Inc.	3,351	94,096
Medical Properties Trust, Inc.	14,217	153,970
Mid-America Apartment Communities, Inc.	13,558	860,797
National Retail Properties, Inc.	10,667	282,675
Parkway Properties, Inc.	2,801	49,074
Pebblebrook Hotel Trust	32,320	656,742
Pennsylvania Real Estate Investment Trust	7,076	102,814
Post Properties, Inc.	6,232	226,222
PS Business Parks, Inc.	2,391	133,227
Saul Centers, Inc.	4,534	214,685
Senior Housing Properties Trust	5,330	116,940
Sovran Self Storage, Inc.	3,533	130,050
Tanger Factory Outlet Centers	5,173	264,806
Universal Health Realty Income Trust	1,596	58,302
Urstadt Biddle Properties, Inc., Class A	2,954	57,455
Washington Real Estate Investment Trust	3,700	114,663
		9,312,310
Real Estate Management/Services — 1.1%
CB Richard Ellis Group, Inc., Class A†	26,340	539,443
HFF, Inc., Class A†	65,530	633,020
Jones Lang LaSalle, Inc.	11,410	957,527
		2,129,990
Real Estate Operations & Development — 0.1%
Forestar Group, Inc.†	4,527	87,371
Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	1,560	22,838
Research & Development — 0.8%
Kendle International, Inc.†	1,907	20,767
Parexel International Corp.†	71,031	1,507,988
		1,528,755
Retail-Apparel/Shoe — 2.5%
Brown Shoe Co., Inc.	5,605	78,078
Buckle, Inc.	3,335	125,963
Cato Corp., Class A	29,027	795,630
Children’s Place Retail Stores, Inc.†	16,050	796,722
Christopher & Banks Corp.	4,580	28,167
Finish Line, Inc., Class A	63,875	1,098,011
Genesco, Inc.†	3,073	115,207
Guess?, Inc.	26,000	1,230,320
HOT Topic, Inc.	5,697	35,720
JOS. A. Bank Clothiers, Inc.†	3,529	142,289
Liz Claiborne, Inc.†	12,071	86,428
Men’s Wearhouse, Inc.	6,732	168,166
Stein Mart, Inc.	3,443	31,848
		4,732,549
Retail-Auto Parts — 0.1%
Pep Boys-Manny, Moe & Jack	6,711	90,129

8

Retail-Automobile — 0.1%
Group 1 Automotive, Inc.	3,032	126,616
Lithia Motors, Inc., Class A	2,775	39,655
Sonic Automotive, Inc., Class A	4,515	59,779
		226,050
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	2,978	74,182
Retail-Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	7,674	24,327
Retail-Convenience Store — 0.3%
Casey’s General Stores, Inc.	4,836	205,579
Pantry, Inc.†	17,112	339,844
		545,423
Retail-Discount — 0.1%
Fred’s, Inc. Class A	5,011	68,951
HSN, Inc.†	4,944	151,484
Tuesday Morning Corp.†	4,674	24,679
		245,114
Retail-Fabric Store — 0.1%
Jo-Ann Stores, Inc.†	3,365	202,640
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	2,372	30,789
Kirkland’s, Inc.†	2,007	28,158
		58,947
Retail-Jewelry — 0.0%
Zale Corp.†	2,954	12,584
Retail-Leisure Products — 0.2%
MarineMax, Inc.†	37,580	351,373
Retail-Office Supplies — 0.1%
OfficeMax, Inc.†	10,864	192,293
Retail-Pawn Shops — 0.2%
Cash America International, Inc.	3,779	139,559
EzCorp, Inc., Class A†	6,364	172,655
First Cash Financial Services, Inc.†	3,872	119,993
		432,207
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,911	51,845
Retail-Petroleum Products — 0.2%
World Fuel Services Corp.	8,830	319,293
Retail-Regional Department Stores — 0.0%
Stage Stores, Inc.	4,677	81,099
Retail-Restaurants — 1.5%
Biglari Holdings, Inc.†	183	75,069
BJ’s Restaurants, Inc.†	2,887	102,287
Brinker International, Inc.	7,740	161,611
Buffalo Wild Wings, Inc.†	2,324	101,907
California Pizza Kitchen, Inc.†	22,680	391,910
CEC Entertainment, Inc.†	2,624	101,890
Cracker Barrel Old Country Store, Inc.	2,982	163,324
DineEquity, Inc.†	1,980	97,772
Jack in the Box, Inc.†	6,760	142,839
O’Charley’s, Inc.†	2,420	17,424
Papa John’s International, Inc.†	2,569	71,161
PF Chang’s China Bistro, Inc.	2,934	142,182
Red Robin Gourmet Burgers, Inc.†	1,993	42,790
Ruby Tuesday, Inc.†	8,287	108,228
Ruth’s Hospitality Group, Inc.†	3,953	18,302
Sonic Corp.†	7,875	79,695
Texas Roadhouse, Inc.†	63,291	1,086,707
		2,905,098
Retail-Sporting Goods — 0.2%
Big 5 Sporting Goods Corp.	2,788	42,573
Cabela’s Inc.†	5,119	111,338
Hibbett Sports, Inc.†	3,571	131,770
Zumiez, Inc.†	2,659	71,447
		357,128
Retail-Video Rentals — 0.1%
Coinstar, Inc.†	4,047	228,413
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	19,530	460,517
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	4,512	43,947
Satellite Telecom — 0.6%
GeoEye, Inc.†	27,901	1,182,723
Savings & Loans/Thrifts — 0.4%
Brookline Bancorp, Inc.	7,548	81,896
Dime Community Bancshares	3,535	51,576
People’s United Financial, Inc.	18,980	265,910
Provident Financial Services, Inc.	6,632	100,342
Westfield Financial, Inc.	25,710	237,817
		737,541
Schools — 0.2%
American Public Education, Inc.†	2,296	85,503
Capella Education Co.†	2,113	140,684
Corinthian Colleges, Inc.†	10,782	56,174
Universal Technical Institute, Inc.	2,668	58,749
		341,110
Seismic Data Collection — 0.2%
ION Geophysical Corp.†	37,627	319,077
Semiconductor Components-Integrated Circuits — 0.9%
Cypress Semiconductor Corp.†	21,192	393,747
Exar Corp.†	59,748	417,041
Hittite Microwave Corp.†	3,150	192,276
Micrel, Inc.	6,349	82,474
Pericom Semiconductor Corp.†	3,181	34,927
Power Integrations, Inc.	3,571	143,340
Sigma Designs, Inc.†	3,528	49,992
Standard Microsystems Corp.†	2,893	83,405
TriQuint Semiconductor, Inc.†	20,324	237,588
		1,634,790
Semiconductor Equipment — 1.5%
ATMI, Inc.†	4,010	79,959
Brooks Automation, Inc.†	8,341	75,653
Cabot Microelectronics Corp.†	2,931	121,490
Cohu, Inc.	3,050	50,569
Kulicke & Soffa Industries, Inc.†	8,999	64,793
MKS Instruments, Inc.†	6,431	157,495
Rudolph Technologies, Inc.†	4,012	33,019

9

Tessera Technologies, Inc.†	6,448	142,823
Ultratech, Inc.†	3,120	62,026
Varian Semiconductor Equipment Associates, Inc.†	19,296	713,373
Veeco Instruments, Inc.†	24,642	1,058,620
Verigy, Ltd.†	26,420	343,989
		2,903,809
Steel Pipe & Tube — 0.2%
Mueller Water Products, Inc., Class A	108,810	453,738
Steel-Producers — 0.9%
Carpenter Technology Corp.	14,195	571,207
Steel Dynamics, Inc.	66,800	1,222,440
		1,793,647
Storage/Warehousing — 0.1%
Mobile Mini, Inc.†	4,655	91,657
Telecom Equipment-Fiber Optics — 0.8%
Finisar Corp.†	46,573	1,382,752
Harmonic, Inc.†	12,444	106,645
Oplink Communications, Inc.†	2,500	46,175
		1,535,572
Telecom Services — 0.1%
Advanced Radio Telecom Corp.† (1)(2)	200	0
Cbeyond, Inc.†	3,939	60,188
Neutral Tandem, Inc.†	4,232	61,110
NTELOS Holdings Corp.	3,785	72,104
USA Mobility, Inc.	2,820	50,112
		243,514
Telecommunication Equipment — 0.7%
Applied Signal Technology, Inc.	1,712	64,868
Arris Group, Inc.†	15,786	177,119
Comtech Telecommunications Corp.	3,533	97,970
Network Equipment Technologies, Inc.†	3,841	17,784
Plantronics, Inc.	20,580	765,987
Symmetricom, Inc.†	5,542	39,293
Tekelec†	8,763	104,367
Tollgrade Communications, Inc.†	1,340	12,435
		1,279,823
Telephone-Integrated — 0.1%
Atlantic Tele-Network, Inc.	1,159	44,436
General Communication, Inc., Class A†	4,979	63,034
		107,470
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,280	35,162
Tobacco — 0.0%
Alliance One International, Inc.†	11,127	47,178
Tools-Hand Held — 0.4%
Snap-On, Inc.	13,100	741,198
Toys — 0.0%
Jakks Pacific, Inc.†	3,529	64,298
Transactional Software — 0.7%
Bottomline Technologies, Inc.†	4,127	89,597
Synchronoss Technologies, Inc.†	3,064	81,839
VeriFone Systems, Inc.†	29,417	1,134,320
		1,305,756
Transport-Marine — 0.7%
Diana Shipping, Inc.†	20,050	241,001
Kirby Corp.†	14,510	639,166
Tidewater, Inc.	6,910	372,034
		1,252,201
Transport-Rail — 0.5%
Genesee & Wyoming, Inc., Class A†	16,340	865,203
Transport-Services — 0.2%
Bristow Group, Inc.†	4,629	219,183
HUB Group, Inc., Class A†	4,768	167,548
		386,731
Transport-Truck — 2.0%
Arkansas Best Corp.	3,235	88,704
Con-way, Inc.	9,570	349,975
Forward Air Corp.	3,707	105,205
Heartland Express, Inc.	6,489	103,954
J.B. Hunt Transport Services, Inc.	28,480	1,162,269
Knight Transportation, Inc.	7,910	150,290
Landstar System, Inc.	7,440	304,593
Old Dominion Freight Line, Inc.†	19,440	621,885
Swift Transporation Co.†	80,000	1,000,800
		3,887,675
Travel Services — 0.0%
Interval Leisure Group, Inc.†	5,178	83,573
Veterinary Diagnostics — 0.1%
Neogen Corp.†	2,900	118,987
Water — 0.0%
American States Water Co.	2,379	82,004
Web Hosting/Design — 0.5%
Equinix, Inc.†	11,117	903,367
Web Portals/ISP — 0.0%
InfoSpace, Inc.†	4,617	38,321
Wire & Cable Products — 0.2%
Belden, Inc.	5,997	220,809
Encore Wire Corp.	2,432	60,995
		281,804
Wireless Equipment — 1.7%
Aruba Networks, Inc.†	30,500	636,840
EMS Technologies, Inc.†	1,956	38,690
Novatel Wireless, Inc.†	4,043	38,611
RF Micro Devices, Inc.†	144,679	1,063,390
SBA Communications Corp., Class A†	31,921	1,306,846
Viasat, Inc.†	5,246	232,975
		3,317,352
Total Common Stock (cost $148,068,421)		182,642,664
EXCHANGE-TRADED FUNDS — 1.6%
iShares Nasdaq Biotechnology Index Fund	4,230	395,167
iShares Russell 2000 Index Fund	14,487	1,133,318

10

iShares S&P Small Cap 600 Index Fund	22,400	1,533,728
Total EXCHANGE-TRADED FUNDS (cost $2,734,909)		3,062,213
PREFERRED STOCK — 0.0%
Home Furnishings — 0.0%
O’Sullivan Industries Holdings, Inc. 12.00% (cost $274)†(1)(2)	183	0
WARRANTS† — 0.0%
Energy-Alternate Sources — 0.0%
GreenHunter Energy, Inc. Expires 09/14/11 (Strike price $27.50) (cost $0)	27	0
Total Long-Term Investment Securities (cost $150,803,604)		185,704,877

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.14% due 03/17/11 (cost $96,973)(3)	$97,000	96,978
REPURCHASE AGREEMENT — 4.6%
Agreement with State Street Bank and Trust Co., bearing interest of 0.01%, dated 12/31/10, to be repurchased 01/03/11 in the amount of $3,365,003 and collateralized by $3,300,000 of United States Treasury Notes, bearing interest at 3.12%, due 04/30/17 and having an approximate value of $3,434,970	3,365,000	3,365,000
State Street Bank and Trust Co., Joint Repurchase Agreement(4)	5,494,000	5,494,000
Total Repurchase Agreements (cost $8,859,000)		8,859,000
TOTAL INVESTMENTS (cost $159,759,577)(5)	101.2%	194,660,855
Liabilities in excess of other assets	(1.2)	(2,275,795)
NET ASSETS	100.0%	$192,385,060

†	Non-income producing security

(1)	Illiquid security. At December 31, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of			Expiration	Value at	Value as of	Unrealized Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2010	(Depreciation)
25	Long	S&P Small Cap 600 E-Mini Index	March 2011	$1,016,169	$1,037,500	$21,331

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Banks-Commercial	$13,880,535	$—	$—	$13,880,535
Other Industries*	168,762,129	—	0	168,762,129
Exchange Traded Funds	3,062,213	—	—	3,062,213
Preferred Stock	—	—	0	0
Warrants	—	0	—	0
Short-Term Investment Securities:
U.S. Government Treasuries	—	96,978	—	96,978
Repurchase Agreements	—	8,859,000	—	8,859,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	21,331	—	—	21,331
Total	$185,726,208	$8,955,978	$0	$194,682,186

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Preferred Stock
Balance as of 3/31/2010	$0	$0
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)(1)	—	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 12/31/2010	$0	$0

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at December 31, 2010 includes:

Common Stock	Preferred Stock
$—	$—

See Notes to Portfolio of Investments

11

SEASONS SERIES TRUST

INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2010

(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCK — 97.6%
Australia — 5.1%
AGL Energy, Ltd.	4,743	$73,883
Alumina, Ltd.	26,133	66,287
Amcor, Ltd.	11,752	81,135
AMP, Ltd.	20,075	108,618
Asciano, Ltd.†	56,724	92,538
ASX, Ltd.	1,755	67,636
Australia and New Zealand Banking Group, Ltd.	59,726	1,426,399
AXA Asia Pacific Holdings, Ltd.	9,679	62,467
Bendigo and Adelaide Bank, Ltd.	4,508	45,877
BGP Holdings PLC(1)(2)	98,723	0
BHP Billiton, Ltd.	94,335	4,365,985
BlueScope Steel, Ltd.	18,609	42,825
Boral, Ltd.	8,553	42,253
Brambles, Ltd.	14,133	102,921
Coca-Cola Amatil, Ltd.	5,861	65,102
Cochlear, Ltd.	679	55,843
Commonwealth Bank of Australia	14,053	729,738
Computershare, Ltd.	5,073	55,934
Crown, Ltd.	5,472	46,173
CSL, Ltd.	5,157	191,415
Dexus Property Group	51,944	42,237
Fairfax Media, Ltd.	24,197	34,648
Fortescue Metals Group, Ltd.†	12,173	81,427
Foster’s Group, Ltd.	19,414	112,786
Goodman Group	61,509	40,892
GPT Group	18,497	55,621
Incitec Pivot, Ltd.	16,444	66,603
Insurance Australia Group, Ltd.	21,791	86,477
Leighton Holdings, Ltd.	1,401	44,106
Lend Lease Group	6,259	55,247
Macquarie Group, Ltd.	3,221	121,927
Mirvac Group	35,788	44,840
Myer Holdings, Ltd.	306,912	1,114,379
National Australia Bank, Ltd.	19,489	472,420
Newcrest Mining, Ltd.	6,982	288,790
OneSteel, Ltd.	16,469	43,627
Orica, Ltd.	3,584	91,276
Origin Energy, Ltd.	8,505	144,924
OZ Minerals, Ltd.	33,890	59,620
Paladin Energy, Ltd.†	8,300	41,852
Qantas Airways, Ltd.†	13,745	35,708
QBE Insurance Group, Ltd.	9,692	179,921
QR National, Ltd.†	416,250	1,170,787
Rio Tinto, Ltd.	3,978	347,752
Santos, Ltd.	7,922	106,549
Sims Metal Management, Ltd.	1,763	38,895
Sonic Healthcare, Ltd.	4,354	51,658
Stockland	23,776	87,545
Suncorp Group, Ltd.†	12,546	110,484
TABCORP Holdings, Ltd.	8,082	58,773
Tatts Group, Ltd.	17,198	45,382
Telstra Corp., Ltd.	493,024	1,406,900
Toll Holdings, Ltd.	6,841	40,093
Transurban Group	13,220	69,230
Wesfarmers, Ltd.	10,519	344,283
Westfield Group	19,874	194,734
Westfield Retail Trust†	19,874	52,241
Westpac Banking Corp.	27,317	620,544
Woodside Petroleum, Ltd.	5,728	249,342
Woolworths, Ltd.	11,213	309,310
WorleyParsons, Ltd.	1,905	52,101
		16,338,960
Austria — 0.1%
Erste Group Bank AG	1,900	89,219
Immofinanz AG†	10,350	44,106
OMV AG	1,717	71,357
Raiffeisen Bank International AG	678	37,147
Telekom Austria AG	4,252	59,774
Voestalpine AG	1,458	69,458
		371,061
Belgium — 1.0%
Ageas	21,528	49,193
Anheuser-Busch InBev NV	48,734	2,787,275
Belgacom SA	1,763	59,192
Delhaize Group SA	1,075	79,396
Dexia SA†	6,186	21,492
Groupe Bruxelles Lambert SA	898	75,516
KBC Groep NV†	1,559	53,124
Solvay SA	624	66,500
UCB SA	1,245	42,707
Umicore SA	1,139	59,238
		3,293,633
Bermuda — 2.0%
Esprit Holdings, Ltd.	12,000	56,968
GOME Electrical Appliances Holdings, Ltd.†	2,494,000	904,832
Huabao International Holdings, Ltd.	1,170,000	1,926,719
Kerry Properties, Ltd.	9,000	46,663
Li & Fung, Ltd.	536,000	3,134,160
Noble Group, Ltd.	32,454	54,876
NWS Holdings, Ltd.	19,000	28,795
Seadrill, Ltd.	2,500	84,489
Shangri-La Asia, Ltd.	16,000	43,434
Yue Yuen Industrial Holdings, Ltd.	9,500	34,100
		6,315,036
Brazil — 3.8%
Banco do Brasil SA	145,420	2,752,468
Banco Santander Brasil SA	38,400	521,639
Banco Santander Brasil SA ADR	107,800	1,466,080
BM&FBovespa SA	127,300	1,006,897
BR Malls Participacoes SA	53,712	553,298
Cia de Saneamento Basico do Estado de Sao Paulo ADR	33,400	1,766,192
Cia Energetica de Sao Paulo	47,100	766,084
PDG Realty SA Empreendimentos e Participacoes	171,522	1,049,797
Petroleo Brasileiro SA ADR	61,570	2,329,809
		12,212,264
Canada — 2.0%
Bankers Petroleum, Ltd.†	145,070	1,108,852
Canadian National Railway Co.	19,378	1,293,101
Canadian Oil Sands Trust†	27,300	726,225
First Quantum Minerals, Ltd.	13,800	1,498,944
Questerre Energy Corp. (Oslo)†	104,000	210,493
Questerre Energy Corp. (Toronto)†	78,150	161,126
Research In Motion, Ltd.†	26,640	1,548,583
		6,547,324
Cayman Islands — 0.5%
Ctrip.com International, Ltd. ADR†	12,810	518,165
Hengdeli Holdings, Ltd.	1,564,000	931,623
Sands China Ltd.†	25,000	55,321

1

Wynn Macau, Ltd.	19,000	42,435
		1,547,544
China — 0.8%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.†	332,600	751,397
China Merchants Bank Co., Ltd.	365,500	926,352
Weichai Power Co., Ltd.	146,000	902,545
		2,580,294
Cyprus — 0.0%
Bank of Cyprus Public Co., Ltd.	8,892	30,657
Denmark — 0.6%
AP Moller - Maersk A/S, Series A	18	158,572
Carlsberg A/S	10,222	1,023,474
Coloplast A/S	292	39,680
Danske Bank A/S†	4,521	115,901
DSV A/S	2,346	51,857
Novo Nordisk A/S, Class B	3,853	434,477
Novozymes A/S	474	66,026
Vestas Wind Systems A/S†	1,996	63,014
		1,953,001
Finland — 0.7%
Elisa Oyj	1,974	42,918
Fortum Oyj	41,607	1,252,655
Kesko Oyj, Class B	860	40,142
Kone Oyj, Class B	1,476	82,051
Metso Oyj	1,286	71,833
Nokia Oyj	34,898	360,949
Nokian Renkaat Oyj	1,206	44,238
Sampo Oyj, Class A	4,242	113,655
Stora Enso Oyj, Class R	5,820	59,768
UPM-Kymmene Oyj	5,144	90,873
Wartsila Oyj	867	66,154
		2,225,236
France — 5.7%
Accor SA	1,514	67,371
Air France-KLM†	1,637	29,816
Air Liquide SA	2,595	328,183
Alcatel-Lucent†	23,621	68,811
Alstom SA	2,072	99,151
AXA SA	67,453	1,122,211
BNP Paribas	8,845	562,730
Bouygues SA	2,238	96,463
Bureau Veritas SA	599	45,401
Cap Gemini SA	1,583	73,890
Carrefour SA	5,569	229,581
Casino Guichard Perrachon SA	661	64,436
Christian Dior SA	636	90,853
Cie Generale d’Optique Essilor International SA	2,037	131,134
Cie Generale de Geophysique-Veritas†	1,570	47,782
Compagnie de St. Gobain	3,687	189,687
Compagnie Generale des Etablissements Michelin, Class B	1,684	120,843
Credit Agricole SA	8,856	112,473
Danone	30,721	1,930,287
Dassault Systemes SA	697	52,550
Edenred†	2,000	47,345
EDF SA	2,434	99,837
Eutelsat Communications	1,365	49,961
France Telecom SA	17,110	356,565
GDF Suez	11,329	406,481
Groupe Eurotunnel SA	4,850	42,645
Klepierre	1,141	41,160
L’Oreal SA	2,202	244,466
Lafarge SA	1,942	121,762
Lagardere SCA	1,444	59,490
Legrand SA	1,683	68,538
LVMH Moet Hennessy Louis Vuitton SA	2,240	368,477
Natixis†	8,662	40,513
Neopost SA	441	38,423
Pernod-Ricard SA	1,923	180,804
Peugeot SA†	1,633	61,996
PPR	7,442	1,183,425
Publicis Groupe SA	1,427	74,369
Renault SA†	1,841	107,016
Safran SA	36,034	1,276,034
Sanofi-Aventis SA	13,015	832,204
Sanofi-Aventis SA ADR	11,700	377,091
Schneider Electric SA	2,231	333,904
SCOR SE	2,150	54,588
Societe Generale	5,927	318,552
Sodexo	1,067	73,530
Suez Environnement SA	2,985	61,628
Technip SA	949	87,629
Total SA	39,173	2,075,554
Unibail-Rodamco SE	7,593	1,501,686
Vallourec SA	1,070	112,385
Veolia Environnement SA	3,466	101,293
Vinci SA	31,010	1,685,725
Vivendi SA	11,827	319,249
		18,267,978
Germany — 7.0%
Adidas AG	2,073	135,433
Allianz SE	4,189	497,809
BASF SE	8,467	675,473
Bayer AG	7,609	562,285
Bayerische Motoren Werke AG	3,256	256,056
Beiersdorf AG	1,069	59,319
Commerzbank AG†	7,088	52,606
Continental AG†	550	43,466
Daimler AG (OTC US)†	10,290	695,398
Daimler AG (Xetra)†	35,295	2,392,665
Deutsche Bank AG	8,598	449,240
Deutsche Boerse AG	1,928	133,457
Deutsche Lufthansa AG†	116,464	2,545,342
Deutsche Post AG	67,257	1,141,419
Deutsche Telekom AG	74,002	954,772
E.ON AG	16,622	509,432
Fresenius Medical Care AG & Co. KGaA	1,950	112,648
GEA Group AG	39,620	1,145,183
HeidelbergCement AG	1,429	89,559
Henkel AG & Co. KGaA	23,026	1,188,170
Hochtief AG	538	45,681
Infineon Technologies AG†	10,387	96,647
K+S AG	25,335	1,908,077
Kabel Deutschland Holding AG†	13,790	642,662
Lanxess AG	850	67,129
Linde AG	10,308	1,564,103
MAN SE	1,001	119,036
Merck KGaA	670	53,585
Metro AG	1,307	94,104
Muenchener Rueckversicherungs AG	1,753	265,760
RWE AG	4,157	277,139
Salzgitter AG	556	42,922

2

SAP AG	33,740	1,717,806
Siemens AG	14,101	1,746,761
ThyssenKrupp AG	3,324	137,631
Volkswagen AG	292	41,322
		22,460,097
Greece — 0.2%
Alpha Bank A.E.†	5,397	27,405
Coca-Cola Hellenic Bottling Co. SA	1,818	47,033
Hellenic Telecommunications Organization SA	2,823	23,049
National Bank of Greece SA†	9,096	73,538
OPAP SA	2,533	43,834
Public Power Corp. SA	39,878	574,455
		789,314
Guernsey — 0.0%
Resolution, Ltd.	14,945	54,547
Hong Kong — 2.7%
Bank of East Asia, Ltd.	17,600	74,496
BOC Hong Kong Holdings, Ltd.	35,000	119,777
Cathay Pacific Airways, Ltd.	15,000	41,394
Cheung Kong Holdings, Ltd.	13,000	200,365
CLP Holdings, Ltd.	19,000	154,732
Guangdong Investment, Ltd.	1,954,000	1,015,613
Hang Lung Group, Ltd.	10,000	65,871
Hang Lung Properties, Ltd.	495,000	2,302,163
Hang Seng Bank, Ltd.	7,600	124,763
Henderson Land Development Co., Ltd.	12,000	81,747
Hong Kong & China Gas Co., Ltd.	45,000	106,873
Hong Kong Exchanges and Clearing, Ltd.	56,100	1,272,441
Hongkong Electric Holdings, Ltd.	15,000	94,560
Hutchison Whampoa, Ltd.	20,000	206,361
Hysan Development Co., Ltd.	219,000	1,034,029
MTR Corp.	17,000	61,895
New World Development, Ltd.	29,000	54,547
Sino Land Co., Ltd.	28,000	52,449
Sun Hung Kai Properties, Ltd.	13,000	215,083
Swire Pacific, Ltd., Class A	8,000	131,536
The Link REIT	24,500	76,121
Wharf Holdings, Ltd.	149,000	1,146,331
Wheelock & Co., Ltd.	13,000	52,516
Wing Hang Bank, Ltd.	2,500	34,576
		8,720,239
India — 0.3%
Reliance Industries, Ltd. GDR*(5)	21,839	1,037,789
Indonesia — 0.7%
Bank Negara Indonesia Persero Tbk PT	1,709,375	735,164
Bumi Resources Tbk PT	2,563,800	860,765
Telekomunikasi Indonesia Tbk PT	875,833	772,794
		2,368,723
Ireland — 0.8%
Accenture PLC, Class A	29,711	1,440,686
CRH PLC	6,532	135,295
Elan Corp. PLC†	5,180	28,727
James Hardie Industries SE†	5,234	36,296
Kerry Group PLC	1,468	48,983
Ryanair Holdings PLC ADR	33,078	1,017,479
		2,707,466
Israel — 1.8%
Bank Hapoalim B.M.†	12,500	65,063
Bank Leumi Le-Israel	13,800	70,662
Bezeq Israeli Telecommunication Corp., Ltd.	22,500	68,606
Israel Chemicals, Ltd.	74,550	1,277,970
NICE Systems, Ltd.†	1,100	38,749
Teva Pharmaceutical Industries, Ltd.	8,900	466,507
Teva Pharmaceutical Industries, Ltd. ADR	70,285	3,663,957
		5,651,514
Italy — 1.9%
Assicurazioni Generali SpA	11,175	212,200
Atlantia SpA	2,853	58,216
Banco Popolare SC	6,903	31,271
Enel SpA	60,655	303,139
ENI SpA	24,012	524,305
Fiat SpA	7,186	148,169
Finmeccanica SpA	4,668	53,053
Intesa Sanpaolo SpA	370,556	1,005,203
Mediaset SpA	9,768	59,097
Mediobanca SpA	6,162	54,840
Parmalat SpA	22,597	61,903
Prysmian SpA	60,004	1,022,338
Saipem SpA	2,454	120,809
Snam Rete Gas SpA	14,480	71,981
Telecom Italia SpA	673,851	870,752
Terna Rete Elettrica Nazionale SpA	14,347	60,583
UniCredit SpA	740,974	1,532,773
Unione di Banche Italiane SCPA	6,710	58,731
		6,249,363
Japan — 17.1%
Advantest Corp.	1,800	40,727
Aeon Co., Ltd.	6,300	78,837
Aisin Seiki Co., Ltd.	2,000	70,772
Ajinomoto Co., Inc.	7,000	72,940
Amada Co., Ltd.	5,000	40,707
Asahi Breweries, Ltd.	4,200	81,372
Asahi Glass Co., Ltd.	10,000	116,886
Asahi Kasei Corp.	142,000	926,961
Astellas Pharma, Inc.	4,400	167,730
Bank of Kyoto, Ltd.	5,000	47,420
Benesse Holdings, Inc.	1,000	46,065
Bridgestone Corp.	89,000	1,719,929
Brother Industries, Ltd.	3,000	44,488
Canon, Inc.	10,400	539,278
Central Japan Railway Co.	15	125,631
Chubu Electric Power Co., Inc.	6,100	149,964
Chugai Pharmaceutical Co., Ltd.	2,500	45,880
Chuo Mitsui Trust Holdings, Inc.	11,000	45,658
Credit Saison Co., Ltd.	1,900	31,242
Dai Nippon Printing Co., Ltd.	6,000	81,734
Daihatsu Motor Co., Ltd.	2,000	30,693
Daiichi Sankyo Co., Ltd.	6,500	142,265
Daikin Industries, Ltd.	2,300	81,586
Daito Trust Construction Co., Ltd.	900	61,633
Daiwa House Industry Co., Ltd.	6,000	73,753
Daiwa Securities Group, Inc.	17,000	87,523
Dena Co., Ltd.	900	32,280
Denso Corp.	4,600	158,754
Dentsu, Inc.	2,100	65,206
East Japan Railway Co.	3,200	208,104

3

Eisai Co., Ltd.	2,600	94,150
Electric Power Development Co., Ltd.	1,600	50,193
Elpida Memory, Inc.†	1,900	22,115
FANUC Corp.	17,800	2,733,908
Fast Retailing Co., Ltd.	6,800	1,082,941
Fuji Heavy Industries, Ltd.	6,000	46,557
FUJIFILM Holdings Corp.	4,500	162,729
Fujitsu, Ltd.	18,000	125,262
Fukuoka Financial Group, Inc.	11,000	47,826
Furukawa Electric Co., Ltd.	7,000	31,469
GS Yuasa Corp.	4,000	27,688
Hankyu Hanshin Holdings, Inc.	15,000	69,651
Hirose Electric Co., Ltd.	17,600	1,983,495
Hisamitsu Pharmaceutical Co., Inc.	1,000	42,123
Hitachi, Ltd.	43,000	229,326
Hokkaido Electric Power Co., Inc.	2,500	51,115
Hokuhoku Financial Group, Inc.	21,000	42,678
Hokuriku Electric Power Co.	2,300	56,516
Honda Motor Co., Ltd.	57,200	2,265,033
Hoya Corp.	4,300	104,441
Ibiden Co., Ltd.	1,400	44,178
IHI Corp.	19,000	42,357
Inpex Corp.	21	122,989
Isetan Mitsukoshi Holdings, Ltd.	4,400	51,159
Isuzu Motors, Ltd.	577,000	2,622,404
ITOCHU Corp.	14,000	141,742
J Front Retailing Co., Ltd.	6,000	32,812
Japan Real Estate Investment Corp.	6	62,224
Japan Retail Fund Investment Corp.	23	44,108
Japan Tobacco, Inc.	601	2,224,418
JFE Holdings, Inc.	4,400	153,260
JGC Corp.	2,000	43,528
JS Group Corp.	2,800	61,628
JSR Corp.	2,200	41,052
JTEKT Corp.	2,800	33,039
Jupiter Telecommunications Co., Ltd.	941	989,794
JX Holdings, Inc.	186,720	1,267,185
Kao Corp.	5,200	140,135
Kawasaki Heavy Industries, Ltd.	17,000	57,162
Kawasaki Kisen Kaisha, Ltd.	8,000	35,177
KDDI Corp.	28	161,744
Keikyu Corp.	6,000	52,987
Keio Corp.	9,000	61,412
Keyence Corp.	7,500	2,172,681
Kintetsu Corp.	19,000	59,441
Kirin Holdings Co., Ltd.	8,000	112,231
Kobe Steel, Ltd.	28,000	71,043
Komatsu, Ltd.	8,700	263,282
Konica Minolta Holdings, Inc.	5,000	51,977
Kubota Corp.	11,000	104,188
Kuraray Co., Ltd.	4,000	57,347
Kurita Water Industries, Ltd.	1,400	44,109
Kyocera Corp.	1,500	153,159
Kyowa Hakko Kirin Co., Ltd.	4,000	41,187
Kyushu Electric Power Co., Inc.	3,800	85,183
Makita Corp.	1,300	53,159
Marubeni Corp.	16,000	112,526
Mazda Motor Corp.	17,000	48,787
MEIJI Holdings Co., Ltd.	1,000	45,203
Mitsubishi Chemical Holdings Corp.	12,500	84,832
Mitsubishi Corp.	12,500	338,404
Mitsubishi Electric Corp.	18,000	188,890
Mitsubishi Estate Co., Ltd.	70,000	1,298,436
Mitsubishi Gas Chemical Co., Inc.	5,000	35,534
Mitsubishi Heavy Industries, Ltd.	29,000	108,942
Mitsubishi Materials Corp.†	17,000	54,231
Mitsubishi Motors Corp.†	39,000	56,682
Mitsubishi Tanabe Pharma Corp.	3,000	50,659
Mitsubishi UFJ Financial Group, Inc.	117,100	633,168
Mitsui & Co., Ltd.	104,300	1,722,704
Mitsui Chemicals, Inc.	10,000	35,842
Mitsui Fudosan Co., Ltd.	8,000	159,527
Mitsui O.S.K. Lines, Ltd.	12,000	81,882
Mizuho Financial Group, Inc.	769,500	1,450,099
MS&AD Insurance Group Holdings	5,200	130,336
Murata Manufacturing Co., Ltd.	2,000	140,165
NEC Corp.	27,000	81,143
NGK Insulators, Ltd.	3,000	48,959
NGK Spark Plug Co., Ltd.	2,000	30,693
Nidec Corp.	1,000	101,121
Nikon Corp.	3,300	66,943
Nintendo Co., Ltd.	900	264,158
Nippon Building Fund, Inc.	6	61,559
Nippon Electric Glass Co., Ltd.	100,000	1,443,528
Nippon Express Co., Ltd.	12,000	54,095
Nippon Meat Packers, Inc.	3,000	39,204
Nippon Sheet Glass Co., Ltd.	11,000	29,671
Nippon Steel Corp.	51,000	183,422
Nippon Telegraph & Telephone Corp.	4,900	221,795
Nippon Yusen K.K.	16,000	70,945
Nissan Motor Co., Ltd.	23,100	219,932
Nisshin Seifun Group, Inc.	3,000	38,096
Nitori Holdings Co., Ltd.	500	43,725
Nitto Denko Corp.	1,700	80,090
NKSJ Holdings, Inc.†	14,000	103,116
Nomura Holdings, Inc.	33,100	209,958
Nomura Research Institute, Ltd.	1,400	31,176
NSK, Ltd.	157,000	1,419,362
NTT Data Corp.	14	48,471
NTT DoCoMo, Inc.	144	251,499
Obayashi Corp.	9,000	41,458
Odakyu Electric Railway Co., Ltd.	8,000	74,492
OJI Paper Co., Ltd.	11,000	53,245
Olympus Corp.	2,300	69,632
Omron Corp.	2,200	58,286
Ono Pharmaceutical Co., Ltd.	1,100	51,349
Oriental Land Co., Ltd.	600	55,573
ORIX Corp.	8,240	810,908
Osaka Gas Co., Ltd.	21,000	81,476
Panasonic Corp.	18,200	258,463
Rakuten, Inc.†	74	61,978
Resona Holdings, Inc.	6,700	40,188
Ricoh Co., Ltd.	7,000	102,599
Rohm Co., Ltd.	1,100	71,807
Sankyo Co., Ltd.	800	45,178
SBI Holdings, Inc.	249	37,784
Secom Co., Ltd.	2,200	104,188
Sega Sammy Holdings, Inc.	2,500	47,574
Seiko Epson Corp.	1,700	30,989
Sekisui Chemical Co., Ltd.	6,000	43,084
Sekisui House, Ltd.	7,000	70,785
Seven & I Holdings Co., Ltd.	7,200	192,437
Sharp Corp.	10,000	103,092
Shikoku Electric Power Co., Inc.	2,100	61,766
Shimano, Inc.	900	45,782
Shin-Etsu Chemical Co., Ltd.	3,800	205,937
Shionogi & Co., Ltd.	3,200	63,180
Shiseido Co., Ltd.	3,600	78,660
Showa Denko K.K.	17,000	38,318
SMC Corp.	500	85,663
Softbank Corp.	7,500	259,669
Sojitz Corp.	18,100	39,682

4

Sony Corp.	46,900	1,690,803
Sony Financial Holdings, Inc.	11	44,507
Stanley Electric Co., Ltd.	1,800	33,632
Sugi Pharmacy Co., Ltd.	23,400	563,456
Sumitomo Chemical Co., Ltd.	16,000	78,827
Sumitomo Corp.	134,400	1,902,027
Sumitomo Electric Industries, Ltd.	7,800	108,368
Sumitomo Heavy Industries, Ltd.	6,000	38,576
Sumitomo Metal Industries, Ltd.	37,000	91,144
Sumitomo Metal Mining Co., Ltd.	6,000	104,865
Sumitomo Mitsui Financial Group, Inc.	12,300	438,128
Sumitomo Realty & Development Co., Ltd.	4,000	95,529
Suzuki Motor Corp.	3,400	83,754
T&D Holdings, Inc.	2,850	72,312
Taisei Corp.	15,000	35,103
Takashimaya Co., Ltd.	4,000	34,290
Takeda Pharmaceutical Co., Ltd.	6,900	339,518
TDK Corp.	1,200	83,508
Teijin, Ltd.	12,000	51,287
Terumo Corp.	1,700	95,689
The Bank of Yokohama, Ltd.	233,000	1,208,191
The Chiba Bank, Ltd.	9,000	58,529
The Chugoku Electric Power Co.	3,600	73,162
The Dai-ichi Life Insurance Co., Ltd.	81	131,591
The Japan Steel Works, Ltd.	4,000	41,779
The Joyo Bank, Ltd.	10,000	43,971
The Kansai Electric Power Co., Inc.	7,000	172,780
The Shizuoka Bank, Ltd.	7,000	64,577
The Sumitomo Trust & Banking Co., Ltd.	14,000	88,287
THK Co., Ltd.	1,500	34,493
Tobu Railway Co., Ltd.	11,000	61,781
Tohoku Electric Power Co., Inc.	4,300	95,862
Tokio Marine Holdings, Inc.	6,900	206,261
Tokyo Electric Power Co., Inc.	12,900	315,072
Tokyo Electron, Ltd.	1,700	107,624
Tokyo Gas Co., Ltd.	25,000	110,851
Tokyu Corp.	14,000	64,146
TonenGeneral Sekiyu K.K.	5,000	54,687
Toppan Printing Co., Ltd.	7,000	63,973
Toray Industries, Inc.	15,000	89,605
Toshiba Corp.	37,000	201,429
Toyo Seikan Kaisha, Ltd.	2,200	41,865
Toyota Industries Corp.	2,000	62,101
Toyota Motor Corp.	25,400	1,007,365
Toyota Tsusho Corp.	2,800	49,316
Trend Micro, Inc.†	1,200	39,626
Ube Industries, Ltd.	12,000	36,064
Unicharm Corp.	1,200	47,740
West Japan Railway Co.	19	71,025
Yahoo! Japan Corp.	2,710	1,051,423
Yakult Honsha Co., Ltd.	1,300	37,452
Yamada Denki Co., Ltd.	24,890	1,698,369
Yamaha Motor Co., Ltd.†	2,800	45,626
Yamato Holdings Co., Ltd.	4,400	62,648
		55,270,041
Jersey — 1.1%
Experian PLC	9,979	124,155
Petrofac, Ltd.	2,413	59,705
Randgold Resources, Ltd.	852	70,070
Shire PLC	5,242	126,106
Wolseley PLC†	2,753	87,818
WPP PLC	244,101	3,004,661
		3,472,515
Luxembourg — 1.0%
ArcelorMittal	81,791	3,101,858
Millicom International Cellular SA SDR	786	75,495
SES SA FDR	3,272	77,894
Tenaris SA	4,531	111,105
		3,366,352
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	75,000	46,753
Netherlands — 3.3%
Aegon NV†	15,231	93,136
Akzo Nobel NV	2,139	132,870
ASML Holding NV	54,443	2,102,538
European Aeronautic Defence and Space Co. NV†	3,951	92,078
Fugro NV	694	57,035
Heineken Holding NV	1,278	55,546
Heineken NV	2,331	114,286
ING Groep NV†	297,859	2,897,651
Koninklijke Ahold NV	70,228	926,820
Koninklijke Boskalis Westminster NV	795	37,926
Koninklijke DSM NV	1,423	81,016
Koninklijke KPN NV	14,289	208,511
Koninklijke Philips Electronics NV	54,850	1,679,945
LyondellBasell Industries NV, Class A†	32,405	1,114,732
Qiagen NV†	2,602	50,869
Randstad Holding NV†	1,115	58,854
Reed Elsevier NV	7,271	89,943
SBM Offshore NV	1,955	43,798
STMicroelectronics NV	7,277	75,256
TNT NV	3,725	98,310
Unilever NV	14,787	460,405
Wolters Kluwer NV	3,407	74,666
		10,546,191
New Zealand — 0.0%
Telecom Corp. of New Zealand, Ltd.	32,976	55,758
Norway — 1.4%
Aker Solutions ASA	1,800	30,617
DnB NOR ASA	86,866	1,219,240
Norsk Hydro ASA	10,200	74,485
Orkla ASA	8,000	77,737
Statoil ASA	10,300	244,656
Statoil Fuel & Retail ASA†	97,889	894,162
Telenor ASA	8,000	129,973
Yara International ASA	33,688	1,948,518
		4,619,388
Portugal — 0.1%
Banco Comercial Portugues SA	41,383	32,184
EDP-Energias de Portugal SA	23,022	76,634
Galp Energia SGPS SA	2,706	51,854
Jeronimo Martins SGPS SA	2,822	42,990
Portugal Telecom SGPS SA	5,953	66,663
		270,325
Singapore — 2.5%
CapitaLand, Ltd.	26,000	75,163
CapitaMall Trust	28,000	42,545
City Developments, Ltd.	6,000	58,721
DBS Group Holdings, Ltd.	296,675	3,310,388

5

Fraser and Neave, Ltd.	12,000	59,937
Genting Singapore PLC†	59,000	100,682
Jardine Cycle & Carriage, Ltd.	1,000	28,519
Keppel Corp., Ltd.	140,000	1,234,893
Olam International, Ltd.	561,000	1,372,611
Oversea-Chinese Banking Corp., Ltd.	24,000	184,766
SembCorp Industries, Ltd.	13,000	52,067
SembCorp Marine, Ltd.	10,000	41,844
Singapore Airlines, Ltd.	74,000	882,222
Singapore Exchange, Ltd.	10,000	65,609
Singapore Press Holdings, Ltd.	20,000	62,025
Singapore Technologies Engineering, Ltd.	20,000	53,298
Singapore Telecommunications, Ltd.	75,000	178,244
United Overseas Bank, Ltd.	12,000	170,180
Wilmar International, Ltd.	18,000	78,965
		8,052,679
South Korea — 1.2%
Hyundai Mobis†	7,572	1,898,171
KT Corp.†	30,280	1,233,985
Samsung Electronics Co., Ltd.	848	709,095
		3,841,251
Spain — 1.8%
Abertis Infraestructuras SA	3,463	62,264
ACS Actividades de Construccion y Servicios SA	1,660	77,805
Amadeus IT Holding SA†	2,500	52,383
Banco Bilbao Vizcaya Argentaria SA	274,060	2,768,671
Banco de Sabadell SA	14,267	56,242
Banco Popular Espanol SA	10,370	53,212
Banco Santander SA	75,644	801,387
Criteria CaixaCorp SA	11,884	63,236
Enagas	2,509	50,007
Ferrovial SA	4,842	48,107
Gas Natural SDG SA	3,905	59,958
Iberdrola SA	37,996	292,865
Inditex SA	2,079	155,661
Red Electrica Corp. SA	1,368	64,348
Repsol YPF SA	7,181	200,076
Telefonica SA	37,616	852,767
		5,658,989
Sweden — 1.5%
Alfa Laval AB	3,660	77,111
Assa Abloy AB, Class B	3,025	85,232
Atlas Copco AB, Class A	9,209	232,359
Boliden AB	3,100	63,008
CDON Group AB†	596	2,756
Electrolux AB, Class B	2,487	70,628
Getinge AB, Class B	2,208	46,257
Hennes & Mauritz AB, Class B	9,492	316,134
Hexagon AB	2,600	55,745
Husqvarna AB, Class B	4,956	41,376
Investor AB, Class B	4,277	91,509
Kinnevik Investment AB	2,300	46,850
Modern Times Group AB, Class B	596	39,434
Nordea Bank AB	29,776	323,852
Sandvik AB	9,487	184,926
Scania AB, Class B	3,137	72,156
Skandinaviska Enskilda Banken AB, Class A	13,575	113,232
Skanska AB, Class B	4,068	80,626
SKF AB, Class B	3,781	107,713
Svenska Cellulosa AB, Class B	5,673	89,578
Svenska Handelsbanken AB, Class A	4,478	143,082
Swedbank AB, Class A†	6,693	93,345
Swedish Match AB	2,440	70,635
Tele2 AB, Class B	3,392	70,406
Telefonaktiebolaget LM Ericsson ADR	125,100	1,442,403
Telefonaktiebolaget LM Ericsson, Class B	28,417	330,197
TeliaSonera AB	20,457	162,119
Volvo AB, Class B†	12,383	218,178
		4,670,847
Switzerland — 6.5%
ABB, Ltd.†	20,103	447,856
Actelion, Ltd.†	1,056	57,826
Adecco SA	1,334	87,388
Aryzta AG†	965	44,535
Baloise Holding AG	591	57,520
Cie Financiere Richemont SA	4,824	283,765
Credit Suisse Group AG	45,822	1,846,112
GAM Holding AG†	2,553	42,186
Geberit AG	415	95,960
Givaudan SA	83	89,569
Holcim, Ltd.	2,329	175,983
Julius Baer Group, Ltd.	2,059	96,454
Kuehne & Nagel International AG	19,623	2,728,332
Lindt & Spruengli AG	2	64,385
Logitech International SA†	1,987	37,827
Lonza Group AG	501	40,160
Nestle SA	57,393	3,360,713
Novartis AG	48,866	2,871,857
Petroplus Holdings AG†	47,269	622,839
Roche Holding AG	6,422	940,978
Schindler Holding AG (Participation Certificate)	650	76,888
SGS SA	58	97,328
Sonova Holding AG	485	62,609
Swiss Life Holding AG†	348	50,320
Swiss Reinsurance Co., Ltd.	3,317	178,444
Swisscom AG	230	101,126
Syngenta AG	8,362	2,445,997
The Swatch Group AG, Class B	350	156,021
Transocean, Ltd.†	2,950	202,083
UBS AG†	90,705	1,489,114
Zurich Financial Services AG	7,997	2,071,522
		20,923,697
Taiwan — 0.3%
Wistron Corp.	525,839	1,071,282
Thailand — 0.4%
Bangkok Bank Public Co., Ltd.	253,300	1,281,415
Turkey — 0.6%
Ford Otomotiv Sanayi AS	85,317	721,105
Turk Telekomunikasyon AS	282,841	1,190,717
		1,911,822
United Kingdom — 21.0%
3i Group PLC	9,841	50,402
Admiral Group PLC	2,092	49,414
Aggreko PLC	48,976	1,131,632
AMEC PLC	104,004	1,864,754
Anglo American PLC	58,604	3,047,628
Antofagasta PLC	3,749	94,222
ARM Holdings PLC	167,977	1,108,592
Associated British Foods PLC	3,685	67,852
AstraZeneca PLC	12,984	591,511
Autonomy Corp. PLC†	24,841	582,880

6

Aviva PLC	138,615	849,330
BAE Systems PLC	31,307	161,075
Barclays PLC	439,237	1,791,816
BG Group PLC	187,636	3,791,359
BHP Billiton PLC	20,242	805,077
BP PLC	172,227	1,250,090
British Airways PLC†	244,597	1,039,182
British American Tobacco PLC	45,438	1,745,201
British Land Co. PLC	8,584	70,195
British Sky Broadcasting Group PLC	10,622	121,887
BT Group PLC	71,631	201,917
Bunzl PLC	3,770	42,261
Burberry Group PLC	4,119	72,183
Cable & Wireless Worldwide PLC	31,193	31,952
Cairn Energy PLC†	178,260	1,167,285
Capital Shopping Centres Group PLC	5,872	38,231
Carnival PLC	1,635	76,015
Centrica PLC	47,158	243,806
Cobham PLC	12,529	39,752
Compass Group PLC	17,539	158,875
Diageo PLC	22,834	421,866
Dialog Semiconductor PLC†	43,718	994,899
Eurasian Natural Resources Corp. PLC	2,819	46,061
Fresnillo PLC	1,790	46,550
G4S PLC	14,508	57,589
GlaxoSmithKline PLC	47,151	911,562
GlaxoSmithKline PLC ADR	34,100	1,337,402
Hammerson PLC	7,850	51,061
Home Retail Group PLC	10,173	29,898
HSBC Holdings PLC	456,003	4,629,021
HSBC Holdings PLC ADR	17,000	867,680
ICAP PLC	6,305	52,591
Imperial Tobacco Group PLC	100,159	3,073,186
Inmarsat PLC	4,462	46,853
Intercontinental Hotels Group PLC	2,727	52,848
International Power PLC	13,966	95,285
Intertek Group PLC	1,800	49,813
Invensys PLC	8,772	48,442
Investec PLC	4,820	39,603
ITV PLC†	38,186	41,705
J Sainsbury PLC	12,298	72,151
Johnson Matthey PLC	2,131	67,711
Kazakhmys PLC	2,025	50,957
Kingfisher PLC	23,335	95,829
Land Securities Group PLC	7,312	76,837
Legal & General Group PLC	56,242	84,837
Lloyds Banking Group PLC†	1,373,339	1,406,750
Lonmin PLC	1,491	45,702
Man Group PLC, Class B	16,656	76,866
Marks & Spencer Group PLC	15,605	89,777
National Grid PLC	184,457	1,590,355
Next PLC	1,888	58,136
Old Mutual PLC	52,345	100,463
Pearson PLC	7,706	121,105
Prudential PLC	344,673	3,589,694
Reckitt Benckiser Group PLC	33,708	1,852,533
Reed Elsevier PLC	109,837	927,301
Rexam PLC	9,142	47,421
Rio Tinto PLC	36,690	2,566,428
Rolls-Royce Group PLC†	17,202	167,086
Royal Bank of Scotland Group PLC†	159,268	97,017
Royal Dutch Shell PLC, Class A (London)	33,052	1,101,998
Royal Dutch Shell PLC, Class A (Amsterdam)	33,851	1,118,664
Royal Dutch Shell PLC, Class B	24,007	791,630
RSA Insurance Group PLC	35,853	69,985
SABMiller PLC	8,769	308,503
Scottish & Southern Energy PLC	8,492	162,188
Segro PLC	8,161	36,441
Serco Group PLC	5,436	47,080
Severn Trent PLC	2,522	58,116
Smith & Nephew PLC	8,659	91,329
Smiths Group PLC	3,881	75,333
Standard Chartered PLC	62,591	1,683,839
Standard Life PLC	22,056	74,277
Tesco PLC	233,018	1,544,017
The Capita Group PLC	6,530	70,910
The Sage Group PLC	14,686	62,600
The Weir Group PLC	2,000	55,504
Thomas Cook Group PLC	9,902	29,286
Tullow Oil PLC	115,545	2,271,643
Unilever PLC	11,737	359,212
United Utilities Group PLC	6,941	64,065
Vedanta Resources PLC	47,492	1,863,706
Vodafone Group PLC	2,041,387	5,276,958
Whitbread PLC	1,959	54,672
WM Morrison Supermarkets PLC	21,214	88,508
Xstrata PLC	93,718	2,199,771
		67,925,482
United States — 0.1%
Sohu.com, Inc.†	4,904	311,355
Synthes, Inc.	638	86,181
		397,536
Total Common Stock
(cost $289,937,639)		315,104,363
PREFERRED STOCK — 0.6%
Germany — 0.6%
Fresenius SE	18,835	1,612,591
Henkel AG & Co. KGaA	1,369	85,131
Porsche Automobil Holding SE	878	69,997
ProSiebenSat.1Media AG	850	25,557
Volkswagen AG	1,552	251,776
Total Preferred Stock
(cost $1,371,695)		2,045,052
EXCHANGE-TRADED FUNDS — 0.5%
iShares MSCI EAFE Index Fund
(cost $1,624,006)	28,040	1,632,769
WARRANTS† — 0.0%
Henderson Land Development Co., Ltd. Expires 06/01/11 (strike price HKD 58.00)	2,400	556
Mediobanca SpA Expires 03/18/11 (strike price EUR 9.00)	5,663	42
Unione di Banche Italiane SCPA Expires 06/30/11 (strike price EUR 12.30)	7,261	31
Total Warrants
(cost $0)		629
Total Long-Term Investment Securities (cost $292,933,340)		318,782,813
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/03/11	$1,398,000	1,398,000

7

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.15% due 10/03/11(3)	300,000	299,934
Total Short-Term Investment Securities
(cost $1,697,890)		1,697,934
REPURCHASE AGREEMENT — 1.1%

Agreement with State Street Bank &Trust Co., bearing interest at 0.01% dated 12/31/10, to be repurchased 01/03/11 in the amount of $3,411,003 and collateralized by $3,360,000 of United States Treasury Notes, bearing interest at 2.50% due 04/30/15 and having an approximate value of $3,486,000

Total Repurchase Agreements (cost $3,411,000)	3,411,000	3,411,000
TOTAL INVESTMENTS
(cost $298,042,230)(4)	100.3%	323,891,747
Liabilities in excess of other assets	(0.3)	(999,164)
NET ASSETS	100.0%	$322,892,583

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2010, the aggregate value of these securities was $1,037,789 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At December 31, 2010, the aggregate value of these securities was $0 representing 0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.
(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2010, the International Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount / Shares	Acquisition Cost	Value	Value per Share	% of Net Assets

Reliance Industries, Ltd.
Common Stock	6/18/2010	8,340	384,629
	6/21/2010	13,049	601,557
	11/9/2010	450	22,624
		21,839	$1,008,810	$1,037,789	$47.52	0.32%

ADR — American Depository Receipt
EUR — Euro Dollar
FDR — Fiduciary Depository Receipt
GDR — Global Depository Receipt
HKD — Hong Kong Dollar
SDR — Swedish Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2010	Unrealized Appreciation (Depreciation)
26	Long	MSCI E-Mini Index	March 2011	$2,140,236	$2,159,300	$19,064

Industry Allocation*
Banks-Commercial	9.5
Diversified Banking Institutions	4.6
Oil Companies-Integrated	4.5
Diversified Minerals	3.5
Auto-Cars/Light Trucks	3.4
Medical-Drugs	3.0
Telephone-Integrated	2.4
Insurance-Multi-line	2.4
Chemicals-Diversified	2.3
Tobacco	2.3
Oil Companies-Exploration & Production	2.0
Food-Misc.	1.9
Diversified Operations	1.8
Electric-Integrated	1.8
Cellular Telecom	1.7
Airlines	1.7
Real Estate Operations & Development	1.6
Insurance-Life/Health	1.6
Brewery	1.6
Metal-Diversified	1.5
Import/Export	1.5
Agricultural Chemicals	1.4
Medical-Generic Drugs	1.4
Transport-Services	1.3
Steel-Producers	1.3
Electronic Components-Misc.	1.3
Food-Retail	1.1
Repurchase Agreements	1.1
Multimedia	1.0
Transport-Rail	1.0
Distribution/Wholesale	1.0
Soap & Cleaning Preparation	1.0
Electronic Components-Semiconductors	0.9
Oil Refining & Marketing	0.9
Industrial Automated/Robotic	0.9
Computers	0.8
Retail-Consumer Electronics	0.8
Telecom Services	0.8
Finance-Other Services	0.8
Retail-Major Department Stores	0.8
Auto/Truck Parts & Equipment-Original	0.8
Semiconductor Equipment	0.8
Enterprise Software/Service	0.7
Electronic Measurement Instruments	0.7
Wireless Equipment	0.7
Rubber-Tires	0.7
Real Estate Investment Trusts	0.6
Oil-Field Services	0.6
Chemicals-Specialty	0.6
Audio/Video Products	0.6
Real Estate Management/Services	0.6
Electronic Connectors	0.6
Industrial Gases	0.6
Cable/Satellite TV	0.6
Metal Processors & Fabrication	0.6
Retail-Apparel/Shoe	0.6
Water	0.5
Medical Products	0.5
Diversified Manufacturing Operations	0.5
Building-Heavy Construction	0.5
Electric-Transmission	0.5
Metal-Copper	0.5
Index Fund	0.5
Computer Services	0.5
Retail-Jewelry	0.5
Food-Wholesale/Distribution	0.4
Time Deposits	0.4
Web Portals/ISP	0.4
Commercial Services	0.4
Electronics-Military	0.4
Machinery-Construction & Mining	0.4
Wire & Cable Products	0.3
Publishing-Books	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Retail-Petroleum Products	0.3
Coal	0.3
Insurance-Property/Casualty	0.3
Finance-Leasing Companies	0.3
Electric-Generation	0.2

8

Office Automation & Equipment	0.2
Gas-Distribution	0.2
Electric Products-Misc.	0.2
Retail-Misc./Diversified	0.2
E-Commerce/Services	0.2
Beverages-Wine/Spirits	0.2
Building Products-Cement	0.2
Cosmetics & Toiletries	0.2
Retail-Drug Store	0.2
Insurance-Reinsurance	0.2
Finance-Investment Banker/Broker	0.2
Aerospace/Defense	0.2
Oil & Gas Drilling	0.2
Machinery-General Industrial	0.1
Engineering/R&D Services	0.1
Power Converter/Supply Equipment	0.1
Gold Mining	0.1
Photo Equipment & Supplies	0.1
Building & Construction Products-Misc.	0.1
Transport-Marine	0.1
U.S. Government Treasuries	0.1
Paper & Related Products	0.1
Toys	0.1
Medical-Biomedical/Gene	0.1
Steel Pipe & Tube	0.1
Machine Tools & Related Products	0.1
Computers-Integrated Systems	0.1
Athletic Footwear	0.1
Food-Catering	0.1
Building Products-Doors & Windows	0.1
Optical Supplies	0.1
Commercial Services-Finance	0.1
100.3%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Australia	$16,338,960	$—	$0	$16,338,960
France	18,267,978	—	—	18,267,978
Germany	22,460,097	—	—	22,460,097
Japan	55,270,041	—	—	55,270,041
Switzerland	20,923,697	—	—	20,923,697
United Kingdom	67,925,482	—	—	67,925,482
Other Countries*	113,918,108	—	—	113,918,108
Preferred Stock	2,045,052	—	—	2,045,052
Exchange Traded Funds	1,632,769	—	—	1,632,769
Warrants	629	—	—	629
Short-Term Investment Securities:
Time Deposits	—	1,398,000	—	1,398,000
U.S. Government Treasuries	—	299,934	—	299,934
Repurchase Agreement	—	3,411,000	—	3,411,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	19,064	—	—	19,064
Total	$318,801,877	$5,108,934	$0	$323,910,811

* Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 3/31/2010	$242,347
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)(1)	72,970
Net purchases(sales)	(315,317)
Transfers in and/or out of Level 3	—
Balance as of 12/31/2010	$0

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at December 31, 2010 includes:

Common Stock
$—

See Notes to Portfolio of Investments

9

SEASONS SERIES TRUST

DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2010
(unaudited)

Security Description	Principal Amount/Shares	Value (Note 1)
ASSET BACKED SECURITIES — 7.6%
Diversified Financial Services — 7.6%
Bank of America Commercial Mtg., Inc., Series 2006-5, Class AM 5.45% due 09/10/47(1)	$500,000	$495,078
Banc of America Commercial Mtg., Inc., VRS Series 2006-2, Class A4 5.74% due 05/10/45(1)	375,000	410,536
Banc of America Commercial Mtg., Inc., VRS Series 2006-2, Class AJ 5.77% due 05/10/45(1)	1,000,000	957,925
Banc of America Large Loan, Inc., Series 2010-RC30, Class A5B 5.33% due 12/16/43*(1)	541,056	519,360
Banc of America Large Loan, Inc., VRS Series 2009-UB2, Class A4B6 5.68% due 04/24/49*(1)	400,000	390,880
Bear Stearns Commercial Mtg. Securities, VRS Series 2005-T20, Class A4A 5.15% due 10/12/42(1)	550,000	592,015
Bear Stearns Commercial Mtg. Securities, VRS Series 2006-PW11, Class A4 5.45% due 03/11/39(1)	245,000	264,891
Bear Stearns Commercial Mtg. Securities, Series 2006-PW13, Class A4 5.54% due 09/11/41(1)	500,000	536,600
Bear Stearns Commercial Mtg. Securities, Series 2006-T24, Class A4 5.54% due 10/12/41(1)	500,000	538,312
Bear Stearns Commercial Mtg. Securities, VRS Series 2007-PW16, Class A4 5.72% due 06/11/40(1)	325,000	346,763
Bear Stearns Commercial Mtg. Securities, VRS Series 2006-PW12, Class A4 5.72% due 09/11/38(1)	550,000	600,085
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1 5.35% due 02/07/20	1,000,000	1,120,284
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/44(1)	500,000	533,550
Commercial Mtg. Asset Trust, Series 1999-C1, Class A3 6.64% due 01/17/32(1)	23,304	23,331
Commercial Mtg. Pass Through Certs., VRS Series 2006-C7, Class A4 5.76% due 06/10/46(1)	500,000	546,687
Commercial Mtg. Pass Through Certs., VRS Series 2006-C7, Class AM 5.79% due 06/10/46(1)	1,000,000	1,040,893
Commercial Mtg. Pass Through Certs., VRS Series 2006-C7, Class B 5.79% due 06/10/46(1)	750,000	641,685
Credit Suisse Mtg. Capital Certs., VRS Series 2010-RR5 Class 1-B 5.47% due 09/19/39*(1)(10)	500,000	485,051
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/39(1)	500,000	524,392
Credit Suisse Mtg. Capital Certs., VRS Series 2007-C2, Class A3 5.54% due 01/15/49(1)	500,000	509,934
Credit Suisse Mtg. Capital Certs.,VRS Series 2007-C5 Class A4 5.70% due 09/15/40(1)	500,000	513,356
CS First Boston Mtg. Securities Corp., VRS Series 2005-C4, Class AJ 5.19% due 08/15/38(1)	142,408	141,004
Entergy Arkansas Restoration Funding LLC, Series 2010-A, Class A1 2.30% due 08/01/21	550,000	540,767
Extended Stay America Trust, Series 2010-ESHA, Class D 5.50% due 11/05/27*(1)	1,000,000	984,755
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.92% due 01/05/36(1)	32,000	34,050
Greenwich Capital Commercial Funding Corp., VRS Series 2005-GG5, Class A5 5.22% due 04/10/37(1)	575,000	610,164
GS Mtg. Securities Corp.,VRS Series 2010-C2 Class B 5.23% due 12/10/43*(1)(10)	500,000	499,450
GS Mtg. Securities Trust, VRS Series 2007-GG10, Class A4 5.81% due 08/10/45(1)	475,000	496,571
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2005-CB13, Class A4 5.28% due 01/12/43(1)	85,000	88,865
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	30,000	31,438
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2006-CB14, Class A4 5.48% due 12/12/44(1)	575,000	612,688
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-C1, Class A4 5.72% due 02/15/51(1)	500,000	519,344

1

JP Morgan Chase Commercial Mtg. Securities Corp.,VRS Series 2007-CB20, Class A4 5.79% due 02/12/51(1)	500,000	532,563
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2007-LD11, Class A4 5.82% due 06/15/49(1)	400,000	418,502
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2006-LDP7, Class A4 5.87% due 04/15/45(1)	500,000	546,804
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(1)	625,000	649,563
JP Morgan Mtg. Acquisition Corp., FRS Series2006-CH2, Class AV3 0.36% due 10/25/36	1,218,715	995,979
LB Commercial Conduit Mtg. Trust, VRS Series 2007-C3, Class A4 5.95% due 07/15/44(1)	500,000	534,835
LB-UBS Commercial Mtg. Trust, VRS Series 2007-C7, Class A3 5.87% due 09/15/45(1)	475,000	499,807
LB-UBS Commercial Mtg. Trust, VRS Series 2006-C4, Class A4 5.88% due 06/15/38(1)	500,000	541,065
LB-UBS Commercial Mtg. Trust, VRS Series2008-C1, Class A2 6.16% due 04/15/41(1)	600,000	650,356
LB-UBS Commercial Mtg. Trust, VRS Series 2007-C7, Class AM 6.17% due 09/15/45(1)	935,000	897,894
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class AM 5.11% due 07/12/38(1)	220,000	223,724
Merrill Lynch Mtg. Trust, Series 2008-C1, Class A4 5.69% due 02/12/51(1)	80,000	83,514
Merrill Lynch/Countrywide Commercial Mtg. Trust, VRS Series 2007-8, Class AM 5.96% due 08/12/49(1)	250,000	247,065
Morgan Stanley Capital I, VRS Series 2007-T25, Class AM 5.54% due 11/12/49(1)	350,000	356,723
Morgan Stanley Capital I, VRS Series 2006-HQ9, Class AJ 5.79% due 07/12/44(1)	100,000	95,262
Morgan Stanley Capital I, VRS Series 2006-HQ9, Class B 5.83% due 07/12/44(1)	500,000	470,707
Morgan Stanley Capital I, VRS Series 2007-IQ15, Class AM 5.88% due 06/11/49(1)	1,250,000	1,228,273
Morgan Stanley Capital I, VRS Series 2007-IQ16, Class AM 6.11% due 12/12/49(1)	900,000	925,765
Morgan Stanley Reremic Trust, VRS Series 2009-GG10, Class A4B 5.81% due 08/12/45*(1)	900,000	894,321
Residential Asset Securities Corp., FRS Series 2006-EMX3, Class A2 0.44% due 04/25/36	2,692,975	2,049,327
Sierra Receivables Funding Co., Series 2010-3A, Class A 3.51% due 11/20/25*	692,318	687,192
Wachovia Bank Commercial Mtg. Trust, Series 2006-C29, Class A4 5.31% due 11/15/48(1)	500,000	530,663
Wachovia Bank Commercial Mtg. Trust, Series 2007-C31, Class A4 5.51% due 04/15/47(1)	475,000	484,295
Wells Fargo Commercial Mtg. Trust, VRS Series 2010-C1, Class B 5.28% due 11/15/43*(1)	210,000	211,465
Total Asset Backed Securities (cost $29,532,653)		30,906,368
U.S. CORPORATE BONDS & NOTES — 25.0%
Advertising Services — 0.0%
Visant Corp. Senior Notes 10.00% due 10/01/17*	65,000	69,063
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	70,000	77,802
Northrop Grumman Corp. Senior Notes 5.05% due 11/15/40	329,000	307,380
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	37,000	38,480
		423,662
Aerospace/Defense-Equipment — 0.1%
Goodrich Corp. Senior Notes 6.29% due 07/01/16	250,000	287,025

2

Agricultural Chemicals — 0.2%
Agrium, Inc. Senior Notes 7.70% due 02/01/17	100,000	116,527
Agrium, Inc. Senior Notes 7.80% due 02/01/27	185,000	216,268
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	19,000	19,456
Yara International ASA Senior Notes 5.25% due 12/15/14*	355,000	381,338
		733,589
Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/14	77,000	80,936
Airlines — 0.1%
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	243,094	271,049
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	114,000	124,118
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	123,892	136,281
		531,448
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	200,000	226,414
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	200,000	267,248
		493,662
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	75,000	80,625
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18*	25,000	26,500
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	25,000	26,750
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	60,000	65,250
		118,500
Banks-Commercial — 0.8%
BB&T Corp. Notes 3.95% due 04/29/16	200,000	206,428
BB&T Corp. Sub. Notes 4.90% due 06/30/17	250,000	260,003
Branch Banking & Trust Co. FRS Sub. Notes 0.58% due 05/23/17	112,000	101,432
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	66,280	66,446
First Horizon National Corp. Senior Notes 5.38% due 12/15/15	210,000	211,978
HSBC Bank USA NA Sub. Notes 4.63% due 04/01/14	100,000	104,265
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/20	350,000	347,924
Huntington BancShares, Inc. Sub. Notes 7.00% due 12/15/20	191,000	201,102
KeyBank NA Sub. Notes 5.70% due 08/15/12	250,000	264,412
KeyBank NA Sub. Notes 7.41% due 10/15/27	30,000	33,265
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	269,674
Regions Bank Sub. Notes 7.50% due 05/15/18	125,000	128,750
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	130,000	127,238
Sovereign Bank Sub. Notes 8.75% due 05/30/18	295,000	321,681
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	100,000	101,458
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	535,000	589,075
		3,335,131
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.95% due 06/18/15	300,000	303,848
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.30% due 06/15/67	622,000	466,765
		770,613

3

Banks-Super Regional — 1.2%
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.10% due 06/01/56	110,000	68,349
Bank of America NA Senior Sub. Notes 5.30% due 03/15/17	250,000	253,358
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	440,000	507,040
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	180,000	204,828
Comerica, Inc. Senior Notes 3.00% due 09/16/15	15,000	14,829
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	122,000	133,432
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	250,000	277,141
KeyCorp. Senior Notes 3.75% due 08/13/15	375,000	376,237
National City Corp. Senior Notes 4.90% due 01/15/15	100,000	107,104
National City Corp. Sub. Notes 6.88% due 05/15/19	300,000	336,827
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(2)	300,000	223,553
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	95,000	99,766
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	21,000	19,880
USB Capital IX FRS Ltd. Guar. Notes 6.19% due 04/15/11(2)	69,000	53,130
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.80% due 03/15/11(2)	387,000	335,722
Wachovia Corp. Senior Notes 5.50% due 05/01/13	175,000	190,434
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	350,000	380,745
Wachovia Corp. FRS Senior Notes 0.57% due 06/15/17	185,000	169,786
Wells Fargo & Co. FRS Senior Notes 0.49% due 10/28/15	213,000	205,477
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	300,000	317,475
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	100,000	110,718
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(2)	115,000	121,325
Wells Fargo Bank NA FRS Sub. Notes 0.49% due 05/16/16	290,000	268,117
Wells Fargo Bank NA Sub. Notes 5.95% due 08/26/36	250,000	255,522
		5,030,795
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 11/15/14*	50,000	55,088
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20	125,000	135,448
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.20% due 01/15/14*	270,000	308,771
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	325,000	404,413
		903,720
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	40,000	35,800
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	215,000	222,597
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	70,000	74,375
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	75,000	86,167
		418,939
Building Products-Cement — 0.0%
CRH America, Inc. Company Guar. Notes 5.75% due 01/15/21	66,000	65,248
Building-Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Senior Notes 9.13% due 05/15/19*	25,000	23,750

4

K. Hovnanian Enterprises, Inc. Senior Notes 10.63% due 10/15/16	40,000	41,000
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	55,000	55,000
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18*	100,000	100,000
		219,750
Cable/Satellite TV — 1.0%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	640,000	728,254
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	405,000	453,410
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	390,000	445,531
COX Communications, Inc. Senior Notes 5.88% due 12/01/16*	30,000	33,568
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	200,000	223,373
COX Communications, Inc. Notes 7.13% due 10/01/12	275,000	301,598
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	49,000	55,370
DIRECTV Holdings LLC Company Guar. Notes 5.20% due 03/15/20	75,000	77,751
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. Company Guar. Notes 4.75% due 10/01/14	500,000	532,879
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	100,000	103,375
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	100,000	110,875
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	139,000	143,517
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	12,000	12,750
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	125,000	133,125
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	234,000	261,097
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	165,000	176,665
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	150,000	186,326
		3,979,464
Capacitors — 0.0%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	50,000	55,000
Casino Hotels — 0.1%
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	54,000	60,750
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	35,000	34,790
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	85,000	97,750
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	35,000	35,919
		229,209
Casino Services — 0.0%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	27,000	17,955
Cellular Telecom — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	205,000	226,055
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	290,000	379,479
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	46,000	46,058
		651,592
Chemicals-Diversified — 0.4%
Dow Chemical Co. Senior Notes 2.50% due 02/15/16	231,000	221,864
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	725,000	694,476
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	7,000	7,518
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	36,000	34,175
PPG Industries, Inc. Senior Notes 3.60% due 11/15/20	160,000	148,992

5

PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	72,000	70,648
Rohm & Haas Co. Senior Notes 7.85% due 07/15/29	208,000	241,695
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	65,000	69,550
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	75,000	71,625
		1,560,543
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	85,000	90,844
Chemicals-Specialty — 0.0%
Albemarle Corp. Senior Notes 4.50% due 12/15/20	110,000	108,264
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	70,000	75,600
		183,864
Coal — 0.0%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	43,000	46,870
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	50,000	54,000
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	55,000	58,575
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	25,000	25,438
		184,883
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	95,000	94,050
Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 5.50% due 09/01/20	110,000	108,671
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	106,000	112,490
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	31,000	33,325
		145,815
Computers — 0.1%
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	210,000	242,496
Computers-Memory Devices — 0.0%
Spansion LLC Company Guar. Notes 7.88% due 11/15/17*	25,000	24,750
Consumer Products-Misc. — 0.1%
American Achievement Corp. Senior Notes 10.88% due 04/15/16*	25,000	25,625
Fortune Brands, Inc. Senior Notes 5.38% due 01/15/16	200,000	206,829
Reynolds Group Issuer, Inc. Senior Notes 9.00% due 04/15/19*	45,000	46,631
		279,085
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	32,000	34,400
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	40,000	39,700
		74,100
Containers-Paper/Plastic — 0.0%
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18	25,000	25,063
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	34,000	37,102
		62,165
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	45,000	47,588
Data Processing/Management — 0.0%
Fiserv, Inc. Company Guar. Notes 4.63% due 10/01/20	185,000	179,688
Decision Support Software — 0.0%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	34,000	30,770

6

Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	25,000	24,750
Distribution/Wholesale — 0.0%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	75,000	81,000
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	90,000	85,050
		166,050
Diversified Banking Institutions — 3.8%
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/15*	61,000	67,100
Bank of America Corp. FDIC Guar. Notes 2.10% due 04/30/12	703,000	717,597
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	759,000	786,108
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	245,000	249,128
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	303,000	300,258
Bank of America Corp. Senior Notes 5.65% due 05/01/18	500,000	510,886
Bank of America Corp. Senior Notes 5.75% due 12/01/17	175,000	182,109
Bank of America Corp. Senior Notes 5.88% due 01/05/21	130,000	134,499
Bank of America Corp. Senior Notes 6.00% due 09/01/17	350,000	366,802
Bank of America Corp. Sub. Notes 6.50% due 09/15/37	100,000	97,638
Bank of America Corp. FRS Jr. Sub. Bonds 8.00% due 01/30/18(2)	225,000	226,755
Citigroup, Inc. FDIC Guar. Notes 2.13% due 04/30/12	756,000	771,342
Citigroup, Inc. Senior Notes 4.59% due 12/15/15	133,000	138,654
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	730,000	755,169
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	100,000	106,483
Citigroup, Inc. Senior Notes 5.50% due 10/15/14	210,000	226,264
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	100,000	109,273
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	105,000	98,295
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	130,000	142,465
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	300,000	328,658
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	460,000	440,775
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	320,000	351,379
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	200,000	221,848
Citigroup, Inc. Notes 8.50% due 05/22/19	50,000	62,072
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	214,000	226,292
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	131,000	142,120
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	145,000	148,247
JP Morgan Chase & Co. Senior Notes 4.40% due 07/22/20	100,000	98,425
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	600,000	638,443
JP Morgan Chase & Co. Sub. Notes 5.15% due 10/01/15	150,000	158,643
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	150,000	167,512
JP Morgan Chase & Co. FRS Sub. Notes 1.55% due 09/01/15	313,000	312,159
JP Morgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(2)	360,000	382,676
JP Morgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/77	50,000	38,557

7

JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	674,000	658,262
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	251,000	275,381
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	225,000	256,107
JPMorgan Chase Capital XVII Ltd. Guar. Notes 5.85% due 08/01/35	130,000	122,714
Morgan Stanley Sub. Notes 4.75% due 04/01/14	450,000	460,812
Morgan Stanley Senior Notes 5.55% due 04/27/17	499,000	519,858
Morgan Stanley Senior Notes 5.63% due 09/23/19	250,000	254,921
Morgan Stanley Senior Notes 5.95% due 12/28/17	150,000	158,706
Morgan Stanley Senior Notes 6.00% due 05/13/14	250,000	270,120
Morgan Stanley Senior Notes 6.25% due 08/28/17	150,000	161,575
Morgan Stanley Senior Notes 6.63% due 04/01/18	675,000	732,219
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	39,000	39,247
The Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	345,000	351,525
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	119,894
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	140,000	154,229
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	350,000	386,243
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	385,000	378,204
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	295,000	343,967
		15,348,615
Diversified Financial Services — 0.8%
Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/77	152,000	158,080
General Electric Capital Corp. Notes 1.88% due 09/13/13	200,000	200,107
General Electric Capital Corp. Senior Notes 2.25% due 11/09/15	255,000	245,145
General Electric Capital Corp. Senior Notes 3.50% due 06/29/15	290,000	295,081
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	150,000	155,058
General Electric Capital Corp. Senior Notes 5.50% due 01/08/20	245,000	262,024
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	1,025,000	1,117,777
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	117,000	121,452
General Electric Capital Corp. Senior Notes 6.15% due 08/01/37	330,000	347,850
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	205,000	216,089
		3,118,663
Diversified Manufacturing Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	135,000	144,923
Cargill, Inc. Senior Notes 6.38% due 06/01/12*	255,000	273,222
General Electric Co. Senior Notes 5.25% due 12/06/17	51,000	55,085
Textron, Inc. Senior Notes 6.20% due 03/15/15	250,000	272,766
		745,996
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20	134,000	134,670
Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	240,000	229,816
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	137,000	144,878

8

Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	183,000	175,142
		320,020
Electric-Integrated — 1.5%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	133,000	129,068
Ameren Illinois Co. Senior Sec. Notes 9.75% due 11/15/18	100,000	128,840
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	116,000	132,571
Cleco Power LLC Senior Notes 6.00% due 12/01/40	125,000	122,090
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	235,000	263,496
Constellation Energy Group, Inc. Senior Notes 5.15% due 12/01/20	88,000	86,636
Consumers Energy Co. 1st Mtg. Notes 5.00% due 03/15/15	100,000	107,492
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	230,000	253,180
Edison International Senior Notes 3.75% due 09/15/17	130,000	129,082
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/21	72,000	69,333
Entergy Corp. Senior Notes 3.63% due 09/15/15	200,000	197,814
Exelon Generation Co. LLC Senior Notes 5.35% due 01/15/14	175,000	189,450
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	258,000	245,812
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/19	250,000	277,092
Georgia Power Co. Senior Notes 4.75% due 09/01/40	350,000	324,258
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	100,000	101,019
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/18	450,000	507,082
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	505,000	545,496
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	38,000	38,000
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	37,566	40,383
Nevada Power Co. General Refunding Mtg. Notes 6.50% due 08/01/18	200,000	230,926
NiSource Finance Corp. Company Guar. Notes 6.15% due 03/01/13	150,000	163,636
NiSource Finance Corp. Company Guar. Notes 6.40% due 03/15/18	80,000	88,684
Oncor Electric Delivery Co. LLC 1st Mtg. Bonds 6.80% due 09/01/18	150,000	175,586
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.00% due 09/30/17*	300,000	316,818
PECO Energy Co. 1st Mtgs. Bonds 5.70% due 03/15/37	170,000	175,852
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/15	175,000	170,566
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/38	65,000	87,122
Progress Energy, Inc. Senior Notes 6.85% due 04/15/12	470,000	503,448
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/16	150,000	169,894
Texas Competitive Electric Holdings Co. LLC Series A Company Guar. Notes 10.25% due 11/01/15	103,000	58,195
Texas Competitive Electric Holdings Co. LLC Series B Company Guar. Notes 10.25% due 11/01/15	2,000	1,120
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/17	165,000	186,766
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/18	100,000	111,466
		6,328,273
Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	301,000	295,732

9

Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	24,000	26,940
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	50,000	56,625
		379,297
Electronic Components-Semiconductors — 0.1%
Broadcom Corp. Senior Notes 1.50% due 11/01/13*	117,000	116,203
Broadcom Corp. Senior Notes 2.38% due 11/01/15*	117,000	113,893
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(6)	33,000	34,485
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	33,000	36,300
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	25,000	28,125
National Semiconductor Corp. Senior Notes 3.95% due 04/15/15	98,000	99,811
		428,817
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	144,000	159,602
Energy-Alternate Sources — 0.0%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	80,000	87,500
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	75,000	78,375
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	122,000	136,330
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/15	89,000	111,957
		248,287
Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Notes 1.55% due 12/20/13	100,000	100,095
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	60,000	63,738
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	88,000	91,194
		255,027
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.00% due 04/15/15	100,000	96,336
SLM Corp. Notes 5.63% due 08/01/33	150,000	117,698
SLM Corp. Senior Notes 8.00% due 03/25/20	75,000	76,043
		290,077
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 7.25% due 05/20/14	800,000	911,383
American Express Credit Corp. Senior Notes 2.75% due 09/15/15	75,000	73,776
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	100,000	108,754
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	72,000	72,000
Discover Financial Services Senior Notes 6.45% due 06/12/17	40,000	41,648
		1,207,561
Finance-Investment Banker/Broker — 0.4%
Goldman Sachs Group, Inc. Senior Notes 5.70% due 09/01/12	100,000	106,736
Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	150,000	147,436
Lazard Group LLC Senior Notes 6.85% due 06/15/17	250,000	261,530
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(2)(3)(4)	58,000	6
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(3)(4)	131,000	13
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(3)(4)	99,000	10
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	200,000	200,672

10

Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	642,000	661,460
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	100,000	90,268
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	231,000	244,229
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	100,000	118,506
		1,830,866
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	15,000	15,781
Finance-Other Services — 0.2%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	215,000	231,517
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	100,000	101,786
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	25,000	24,625
TIAA Global Markets, Inc. Company Guar. Notes 4.95% due 07/15/13*	250,000	270,925
		628,853
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	25,000	17,875
Firearms & Ammunition — 0.0%
FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	52,000	54,600
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	34,000	39,185
Food-Misc. — 0.3%
Kraft Foods, Inc. Senior Notes 4.13% due 02/09/16	500,000	524,860
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/20	315,000	339,025
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	256,000	286,881
		1,150,766
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	101,000	112,531
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	59,000	59,369
Service Corp. International Senior Notes 8.00% due 11/15/21	59,000	61,950
		121,319
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	136,000	134,130
Gas-Distribution — 0.2%
AGL Capital Corp. Company Guar. Notes 6.38% due 07/15/16	85,000	96,620
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	154,321
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	95,000	105,775
Sempra Energy Senior Notes 6.50% due 06/01/16	65,000	75,459
Sempra Energy Senior Notes 8.90% due 11/15/13	180,000	212,457
Sempra Energy Senior Notes 9.80% due 02/15/19	100,000	134,436
		779,068
Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	233,000	218,438
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	27,000	28,688
Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	45,000	47,813
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	25,000	25,313
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(10)(12)	150,000	0

11

Dynegy-Roseton / Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	112,000	105,280
GenOn Escrow Corp. Senior Notes 9.50% due 10/15/18*	60,000	59,625
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20*	90,000	92,250
		282,468
Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 5.00% due 06/01/15	300,000	327,415
Insurance Brokers — 0.2%
AON Corp. Senior Notes 5.00% due 09/30/20	275,000	277,558
Marsh & McLennan Cos., Inc. Senior Notes 4.85% due 02/15/13	250,000	261,261
Marsh & McLennan Cos, Inc. Senior Notes 5.75% due 09/15/15	100,000	107,633
		646,452
Insurance-Life/Health — 0.8%
Aflac, Inc. Senior Notes 6.45% due 08/15/40	200,000	204,836
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	98,000	102,862
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	300,000	319,116
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	132,000	139,321
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/39*	225,000	292,395
Pricoa Global Funding I Senior Sec. Notes 5.45% due 06/11/14*	500,000	554,298
Principal Financial Group, Inc. Company Guar. Notes 7.88% due 05/15/14	50,000	57,603
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/19	100,000	125,808
Protective Life Corp. Senior Notes 8.45% due 10/15/39	306,000	328,854
Protective Life Secured Trusts Senior Sec. Notes 5.45% due 09/28/12	150,000	160,266
Prudential Financial, Inc. Senior Notes 2.75% due 01/14/13	150,000	152,738
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	209,000	204,392
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	80,000	88,225
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	135,000	136,152
Teachers Insurance & Annuity Assoc. of America Notes 6.85% due 12/16/39*	132,000	154,440
Unum Group Senior Notes 7.13% due 09/30/16	61,000	68,516
		3,089,822
Insurance-Multi-line — 0.6%
Farmers Insurance Exchange Sub. Notes 8.63% due 05/01/24*	250,000	273,770
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	114,000	111,384
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	100,000	116,412
Hartford Financial Services Group, Inc. Senior Notes 4.00% due 03/30/15	150,000	150,407
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	120,000	122,134
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16	116,000	120,374
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	255,000	265,753
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	100,000	106,250
MetLife, Inc. Senior Notes 6.75% due 06/01/16	80,000	92,797
MetLife, Inc. Senior Notes 7.72% due 02/15/19	325,000	399,013
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	190,000	194,737
MMI Capital Trust I Ltd. Guar. Bonds 7.63% due 12/15/27	100,000	97,895

12

Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/39*	350,000	405,937
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	165,000	163,024
		2,619,887
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	255,000	265,226
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	123,000	108,972
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	167,000	164,495
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	130,000	115,261
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	245,000	327,915
		981,869
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	170,000	208,795
ACE INA Holdings, Inc. Company Guar. Notes 2.60% due 11/23/15	215,000	211,660
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/15/67	235,000	222,662
Fidelity National Title Group, Inc. Senior Notes 7.30% due 08/15/11	35,000	36,010
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	89,000	91,040
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	300,000	311,701
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	70,000	73,776
		1,155,644
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.65% due 11/15/15	340,000	375,828
Machine Tools & Related Products — 0.0%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	180,000	189,768
Machinery-Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	60,000	65,550
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	15,000	15,375
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 4.63% due 11/15/20	124,000	122,881
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	175,000	203,497
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/39*	100,000	126,097
		452,475
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	161,000	194,933
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(6)	100,000	102,750
		297,683
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.45% due 10/01/20	200,000	190,568
Amgen, Inc. Senior Notes 6.40% due 02/01/39	180,000	207,292
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	45,000	48,825
Celgene Corp. Senior Notes 2.45% due 10/15/15	105,000	101,989
Life Technologies Corp. Senior Notes 4.40% due 03/01/15	195,000	202,639
Life Technologies Corp. Senior Notes 5.00% due 01/15/21	45,000	44,576
		795,889

13

Medical-Drugs — 0.2%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	135,000	159,557
Merck & Co, Inc. Senior Notes 3.88% due 01/15/21	184,000	182,855
Schering-Plough Corp Company Guar. Notes 6.00% due 09/15/17	147,000	171,782
Wyeth Corp. Company Guar. Bonds 6.50% due 02/01/34	250,000	292,245
		806,439
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	151,000	170,007
UnitedHealth Group, Inc. Senior Notes 3.88% due 10/15/20	15,000	14,310
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	284,000	304,464
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	145,000	164,596
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/37	105,000	117,794
WellPoint, Inc. Senior Notes 6.00% due 02/15/14	100,000	111,144
WellPoint, Inc. Senior Notes 7.00% due 02/15/19	190,000	223,656
		1,105,971
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	70,000	74,200
HCA, Inc. Senior Notes 7.50% due 11/15/95	78,000	62,010
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	115,000	125,925
Tenet Healthcare Corp. Senior Notes 8.00% due 08/01/20	20,000	20,300
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15*	65,000	69,225
		351,660
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	80,000	80,000
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.00% due 06/15/15	300,000	310,734
Cardinal Health, Inc. Senior Notes 4.63% due 12/15/20	50,000	49,888
		360,622
Metal Processors & Fabrication — 0.0%
Commercial Metals Co. Senior Notes 5.63% due 11/15/13	125,000	132,361
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	50,000	50,256
		182,617
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.15% due 08/15/20	65,000	66,749
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Senior Notes 10.38% due 04/01/18*	55,000	51,425
Multimedia — 0.9%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	540,000	656,469
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	155,000	171,158
NBC Universal, Inc. Senior Notes 2.88% due 04/01/16*	190,000	185,622
NBC Universal, Inc. Senior Notes 3.65% due 04/30/15*	190,000	194,882
NBC Universal, Inc. Senior Notes 5.15% due 04/30/20*	225,000	233,240
NBC Universal, Inc. Senior Notes 5.95% due 04/01/41*	260,000	259,974
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	109,000	115,754
News America Holdings, Inc. Company Guar. Notes 8.45% due 08/01/34	20,000	24,856
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/23	70,000	91,165
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	215,000	225,747

14

News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	150,000	161,160
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	150,000	179,712
News America, Inc. Company Guar. Notes 7.28% due 06/30/28	95,000	107,112
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	215,000	241,996
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	175,000	219,734
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/40	25,000	26,576
Viacom, Inc. Senior Notes 4.38% due 09/15/14	70,000	74,523
Viacom, Inc. Senior Notes 6.13% due 10/05/17	350,000	394,849
Viacom, Inc. Senior Notes 6.25% due 04/30/16	72,000	81,938
		3,646,467
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	45,000	48,263
Non-Hazardous Waste Disposal — 0.2%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	139,000	152,900
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	42,000	44,468
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	156,000	164,406
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	100,000	112,051
Waste Management, Inc. Company Guar. Notes 6.38% due 03/11/15	100,000	113,837
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	250,000	308,176
		895,838
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 5.63% due 12/15/19	45,000	48,237
Xerox Corp. Senior Notes 6.35% due 05/15/18	175,000	197,268
Xerox Corp. Senior Notes 6.40% due 03/15/16	230,000	262,223
Xerox Corp. Senior Notes 8.25% due 05/15/14	100,000	116,727
		624,455
Oil & Gas Drilling — 0.1%
Pride International, Inc. Senior Notes 6.88% due 08/15/20	250,000	259,375
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/14	185,000	198,031
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	100,000	107,429
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	200,000	195,236
Apache Corp. Senior Notes 3.63% due 02/01/21	105,000	101,329
Carrizo Oil & Gas, Inc. Senior Notes 8.63% due 10/15/18*	75,000	77,250
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	10,000	10,150
Chesapeake Energy Corp. Company Guar. Notes 7.25% due 12/15/18	35,000	36,225
Devon Energy Corp. Company Guar. Debentures 7.95% due 04/15/32	85,000	112,863
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	66,000	68,951
Encana Corp. Senior Notes 5.90% due 12/01/17	400,000	454,928
EOG Resources, Inc. Senior Notes 4.10% due 02/01/21	200,000	196,704
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	90,000	92,925
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	15,000	15,488

15

Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	92,000	100,002
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/21*	50,000	51,250
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	90,000	96,975
Pioneer Natural Resources Co. Company Guar. Notes 7.20% due 01/15/28	15,000	15,675
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	27,000	29,647
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	50,000	52,500
		2,013,558
Oil Companies-Integrated — 0.3%
ConocoPhillips Corp. Senior Notes 5.90% due 10/15/32	300,000	329,639
Hess Corp. Senior Notes 5.60% due 02/15/41	345,000	342,493
Hess Corp. Senior Notes 7.88% due 10/01/29	291,000	365,211
		1,037,343
Oil Refining & Marketing — 0.2%
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20*	176,000	167,931
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	215,000	223,610
Valero Energy Corp. Senior Notes 6.13% due 02/01/20	200,000	212,413
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/37	100,000	101,563
		705,517
Oil-Field Services — 0.1%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	40,000	44,400
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	20,000	19,900
Halliburton Co. Senior Notes 7.60% due 08/15/96*	180,000	210,315
		274,615
Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	126,000	124,573
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	54,000	57,510
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	45,000	50,794
International Paper Co. Senior Notes 7.30% due 11/15/39	200,000	227,889
International Paper Co. Senior Notes 7.95% due 06/15/18	50,000	59,498
International Paper Co. Senior Notes 9.38% due 05/15/19	65,000	83,609
		603,873
Pharmacy Services — 0.2%
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	115,000	128,566
Express Scripts, Inc. Company Guar. Notes 7.25% due 06/15/19	195,000	230,806
Medco Health Solutions, Inc. Senior Notes 2.75% due 09/15/15	100,000	99,214
Medco Health Solutions, Inc. Senior Notes 7.13% due 03/15/18	195,000	228,832
		687,418
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	27,000	27,540
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	85,000	104,763
Pipelines — 1.3%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	100,000	102,000
DCP Midstream LLC Senior Notes 6.45% due 11/03/36*	220,000	228,433
DCP Midstream LLC Notes 9.70% due 12/01/13*	100,000	119,850
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/15*	200,000	216,530

16

El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	370,000	396,876
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	130,000	152,908
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.10% due 11/15/15	108,000	106,650
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	307,000	322,102
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	65,000	66,950
Energy Transfer Partners LP Senior Notes 8.50% due 04/15/14	70,000	81,275
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/19	100,000	125,278
Enterprise Products Operating LLC Company Guar. Notes 5.25% due 01/31/20	95,000	98,818
Enterprise Products Operating LLC Company Guar. Notes 5.65% due 04/01/13	280,000	301,496
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	150,000	170,318
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/38	285,000	309,681
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	75,000	83,881
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	80,000	86,600
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	150,000	161,896
NGPL PipeCo LLC Senior Notes 7.12% due 12/15/17*	150,000	164,217
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	225,000	239,717
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	200,000	218,747
Plains All American Pipeline LP Company Guar. Notes 5.75% due 01/15/20	250,000	266,284
Plains All American Pipeline LP Company Guar. Notes 6.50% due 05/01/18	134,000	150,050
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16	65,000	71,337
Rockies Express Pipeline LLC Senior Notes 3.90% due 04/15/15*	300,000	296,728
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	132,000	127,594
The Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	102,000	120,394
Williams Partners LP Senior Notes 3.80% due 02/15/15	325,000	335,856
Williams Partners LP Senior Notes 4.13% due 11/15/20	90,000	85,247
		5,207,713
Printing-Commercial — 0.0%
Valassis Communications, Inc. Company Guar. Notes 8.25% due 03/01/15	51,000	53,359
Property Trust — 0.0%
WEA Finance/WCI Finance LLC Company Guar. Notes 5.40% due 10/01/12*	170,000	180,221
Publishing-Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	50,000	51,625
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	70,000	80,850
Real Estate Investment Trusts — 0.8%
AvalonBay Communities, Inc. Senior Notes 5.38% due 04/15/14	105,000	114,455
AvalonBay Communities, Inc. Senior Notes 5.70% due 03/15/17	225,000	247,992
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	160,000	159,596
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	65,000	67,307
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	150,000	163,960
Duke Realty LP Senior Notes 5.95% due 02/15/17	15,000	15,622

17

Duke Realty LP Senior Notes 7.38% due 02/15/15	250,000	279,012
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	45,000	48,150
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	160,000	158,717
Federal Realty Investors Trust Senior Notes 5.90% due 04/01/20	50,000	53,026
Health Care Property Investors, Inc. Senior Notes 6.30% due 09/15/16	300,000	323,166
Kimco Realty Corp. Senior Notes 4.30% due 02/01/18	150,000	147,177
Kimco Realty Corp. Senior Notes 5.19% due 10/01/13	80,000	84,370
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	180,000	192,194
Liberty Property LP Senior Notes 4.75% due 10/01/20	80,000	79,164
Liberty Property LP Senior Notes 5.50% due 12/15/16	110,000	119,090
ProLogis Co. Senior Notes 6.25% due 03/15/17	105,000	109,564
Realty Income Corp. Senior Notes 6.75% due 08/15/19	160,000	180,816
Simon Property Group LP Senior Notes 4.20% due 02/01/15	125,000	130,704
Simon Property Group LP Senior Notes 4.38% due 03/01/21	71,000	70,165
Simon Property Group LP Senior Notes 5.10% due 06/15/15	145,000	157,383
Simon Property Group LP Senior Notes 6.13% due 05/30/18	175,000	196,691
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 3.13% due 11/30/15	155,000	149,340
		3,247,661
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 4.00% due 01/15/18	185,000	175,631
AMB Property LP Senior Notes 4.50% due 08/15/17	85,000	84,996
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	220,000	239,315
		499,942
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	50,000	44,754
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	175,000	166,898
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	104,598
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	105,000	109,563
		425,813
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(12)	70,000	315
Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc. Senior Notes 9.50% due 12/01/14	60,000	63,000
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	25,000	25,438
		88,438
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	225,000	211,875
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.95% due 09/15/20	205,000	199,827
Retail-Discount — 0.1%
Target Corp. Senior Notes 5.38% due 05/01/17	200,000	224,136
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	275,000	313,064
		537,200
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	220,000	223,584
CVS Caremark Corp. Pass Through Certs. 6.04% due 12/10/28	202,691	207,878

18

CVS Caremark Corp. Senior Notes 6.13% due 09/15/39	225,000	240,403
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	200,000	219,941
CVS Pass-Through Trust Company Guar. Notes 5.77% due 01/31/33*	120,000	119,002
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	65,000	67,519
		1,078,327
Retail-Petroleum Products — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	50,000	52,125
Retail-Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	31,000	30,690
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	35,000	34,388
		65,078
Retail-Restaurants — 0.0%
Brinker International, Inc. Senior Notes 5.75% due 06/01/14	34,000	35,734
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	64,000	69,440
		105,174
Retail-Toy Stores — 0.0%
Toys R Us Property Co II LLC Senior Sec. Notes 8.50% due 12/01/17	78,000	83,850
Satellite Telecom — 0.0%
Intelsat Corp. Senior Notes 9.25% due 06/15/16	25,000	27,000
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	95,000	92,150
Washington Mutual Preferred Funding Delaware Jr. Sub. 6.53% due 03/15/11†*(2)(3)(4)	100,000	2,250
		94,400
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14	45,000	43,200
Special Purpose Entities — 0.2%
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	360,000	343,026
Goldman Sachs Capital III FRS Company Guar. Notes 1.07% due 09/01/12(2)	130,000	93,925
Principal Life Global Funding I Senior Sec. Notes 6.13% due 10/15/33*	190,000	180,633
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	64,000	72,502
		690,086
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	45,000	47,138
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	60,000	63,150
		110,288
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20*	15,000	15,525
Telecom Services — 0.3%
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	50,000	53,375
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	56,000
Qwest Corp. Senior Notes 8.88% due 03/15/12	317,000	342,756
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	35,000	38,238
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	540,000	669,901
		1,160,270

19

Telecommunication Equipment — 0.1%
Harris Corp. Senior Notes 6.15% due 12/15/40	245,000	250,747
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 5.35% due 09/01/40*	146,000	137,308
AT&T, Inc. Senior Notes 6.30% due 01/15/38	350,000	369,232
BellSouth Corp. Senior Notes 6.55% due 06/15/34	130,000	136,722
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	5,000	4,962
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	16,000	17,560
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	16,000	17,480
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	140,000	150,500
SBC Communications Senior Notes 5.10% due 09/15/14	660,000	722,104
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	60,000	52,500
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	66,000	66,660
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	315,000	348,448
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	150,000	195,872
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	70,000	73,932
		2,293,280
Television — 0.2%
CBS Corp. Company Guar. Notes 5.90% due 10/15/40	140,000	134,859
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	250,000	291,622
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	175,000	220,164
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(6)	40,158	43,371
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/30	70,000	82,648
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(10)(12)	35,000	0
		772,664
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 8.50% due 11/10/13	100,000	118,364
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	235,000	306,684
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	270,000	356,191
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/38	125,000	176,141
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	250,000	258,208
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/18	175,000	204,892
		1,420,480
Tools-Hand Held — 0.0%
Snap-On, Inc. Senior Notes 4.25% due 01/15/18	118,000	118,466
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	103,844	89,306
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	225,070	218,881
		308,187
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.50% due 07/15/16	110,000	108,953
Transport-Rail — 0.1%
CSX Corp. Senior Notes 3.70% due 10/30/20	234,000	221,042
Transport-Services — 0.1%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	70,000	73,850

20

Ryder System, Inc. Notes 3.60% due 03/01/16	82,000	81,750
Ryder System, Inc. Senior Notes 5.00% due 06/15/12	71,000	74,401
		230,001
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	50,000	52,250
Wireless Equipment — 0.1%
American Tower Corp. Senior Notes 4.50% due 01/15/18	206,000	204,201
Motorola, Inc. Senior Notes 6.50% due 09/01/25	231,000	237,562
		441,763
Total U.S. CORPORATE BONDS & NOTES (cost $97,528,315)		102,295,175
FOREIGN CORPORATE BONDS & NOTES — 4.7%
Banks-Commercial — 1.0%
Barclays Bank PLC Senior Sub. Notes 5.14% due 10/14/20	225,000	202,443
Barclays Bank PLC Senior Notes 5.20% due 07/10/14	210,000	226,817
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	470,000	482,128
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(2)	157,000	139,730
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(2)	94,000	88,830
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	100,000	104,830
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	105,000	107,234
Credit Suisse New York Senior Notes 5.00% due 05/15/13	100,000	107,628
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	1,246,000	1,336,078
ING Bank NV Senior Notes 2.00% due 10/18/13*	125,000	123,509
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	255,000	262,845
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(2)	84,000	89,334
Overseas-Chinese Banking Corp., Ltd. Sub. Notes 7.75% due 09/06/11*	250,000	260,123
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	123,000	119,014
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/15	150,000	147,455
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 03/31/11(2)	360,000	216,000
		4,013,998
Banks-Money Center — 0.2%
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*	125,000	124,971
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*	236,000	217,127
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	200,000	218,754
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	390,000	434,891
		995,743
Banks-Mortgage — 0.0%
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/14*	200,000	196,480
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	190,000	205,759
Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/18*	200,000	223,102
Cellular Telecom — 0.1%
Telefonica Moviles Chile SA Senior Notes 2.88% due 11/09/15*	100,000	95,978
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	200,000	219,827
		315,805

21

Chemicals-Diversified — 0.0%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	48,000	52,101
Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	5,000	5,387
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 6.00% due 08/15/15	220,000	219,450
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18*	125,000	126,562
Diversified Banking Institutions — 0.3%
Credit Agricole SA FRS Jr. Sub. Bonds 6.64% due 05/31/17*(2)	9,000	7,718
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	625,000	675,823
Natixis FRS Sub. Notes 0.54% due 01/15/19	50,000	42,693
Royal Bank of Scotland Group PLC Sub. Notes 6.38% due 02/01/11	280,000	280,904
UBS AG Senior Notes 3.88% due 01/15/15	250,000	257,655
		1,264,793
Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 6.13% due 08/17/26*	350,000	395,120
Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. 2.15% due 09/27/13*	180,000	181,548
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	100,000	116,740
Teck Resources Ltd. Company Guar. Notes 4.50% due 01/15/21	175,000	177,924
		476,212
Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 5.75% due 09/11/19*	230,000	246,311
Electric-Distribution — 0.0%
United Energy Distribution Holdings Property, Ltd. Company Guar. Notes 4.70% due 04/15/11*	85,000	85,668
Electric-Integrated — 0.1%
Enel Finance International SA Company Guar. Notes 6.00% due 10/07/39*	100,000	89,700
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	180,000	182,178
		271,878
Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 5.00% due 03/04/15	325,000	338,842
Forestry — 0.0%
Tembec Industries, Inc. Senior Sec. Notes 11.25% due 12/15/18*	20,000	20,950
Gold Mining — 0.1%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	234,000	223,852
Insurance-Multi-line — 0.1%
Aegon NV Senior Notes 4.63% due 12/01/15	200,000	206,135
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(2)	80,000	70,000
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	120,000	123,648
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	79,000	79,534
		479,317
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	128,000	136,448
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/37	240,000	284,930
Metal-Diversified — 0.2%
Inco, Ltd. Bonds 7.20% due 09/15/32	220,000	233,762
Inco, Ltd. Notes 7.75% due 05/15/12	60,000	64,342
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/15	225,000	246,108
Rio Tinto Finance USA, Ltd. Company Guar. Notes 8.95% due 05/01/14	270,000	326,894

22

Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	133,000	142,464
		1,013,570
Non-Ferrous Metals — 0.0%
Corp Nacional del Cobre de Chile Senior Notes 3.75% due 11/04/20*	145,000	137,536
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	289,000	298,671
Oil Companies-Exploration & Production — 0.1%
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	150,000	197,766
Nexen, Inc. Senior Notes 5.88% due 03/10/35	103,000	95,773
Nexen, Inc. Senior Notes 7.50% due 07/30/39	50,000	54,375
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	73,000	51,556
		399,470
Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	474,000	473,674
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	400,000	412,596
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	297,000	359,839
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/19	250,000	295,543
Total Capital SA Company Guar. Notes 2.30% due 03/15/16	196,000	191,466
		1,733,118
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	250,000	269,084
Paper & Related Products — 0.0%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	34,000	39,780
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	171,000	168,852
Satellite Telecom — 0.1%
Intelsat Intermediate Holding Co. SA Company Guar. Bonds 9.50% due 02/01/15(5)	159,000	163,770
Intelsat Subsidiary Holding Co. SA Company Guar. Notes 8.88% due 01/15/15	84,000	86,310
		250,080
Special Purpose Entities — 0.1%
ConocoPhillips Canada Funding Co. I Notes 5.63% due 10/15/16	190,000	215,951
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(2)	111,000	110,306
		326,257
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13	280,000	297,627
ArcelorMittal Senior Notes 6.13% due 06/01/18	100,000	106,549
ArcelorMittal Senior Notes 9.85% due 06/01/19	75,000	94,786
		498,962
SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	86,000	96,819
Telecom Services — 0.0%
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/18*	30,000	30,525
Telephone-Integrated — 0.7%
British Telecom PLC Senior Notes 5.15% due 01/15/13	250,000	266,163
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 07/08/14	75,000	80,605
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	420,000	564,459
France Telecom SA Senior Notes 4.38% due 07/08/14	200,000	213,694
France Telecom SA Senior Notes 8.50% due 03/01/31	165,000	224,306
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	242,000	247,774

23

Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	75,000	74,318
Telefonica Emisiones SAU FRS Company Guar. Notes 0.62% due 02/04/13	105,000	103,147
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	675,000	675,543
Telefonica Emisiones SAU Company Guar. Notes 5.13% due 04/27/20	88,000	84,721
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	101,000	109,414
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 11/15/19	270,000	285,030
		2,929,174
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	100,000	131,597
Transport-Services — 0.1%
Asciano Finance, Ltd. Company Guar. Notes 3.13% due 09/23/15*	220,000	211,507
Total Foreign Corporate Bonds & Notes (cost $18,360,220)		19,113,710
FOREIGN GOVERNMENT AGENCIES — 1.3%
Sovereign — 1.3%
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41	126,000	125,055
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37	20,000	23,850
Federal Republic of Brazil Notes 8.00% due 01/15/18	416,667	487,500
Federal Republic of Brazil Senior Bonds 8.88% due 10/14/19	550,000	726,000
Mexico Government International Bond Senior Notes 5.75% due 10/12/10	132,000	117,150
Republic of Argentina Senior Bonds 8.28% due 12/31/33	650,476	603,316
Republic of Colombia Senior Bonds 6.13% due 01/18/41	200,000	205,000
Republic of Indonesia Senior Bonds 6.63% due 02/17/37	200,000	218,509
Republic of Peru Senior Bonds 8.75% due 11/21/33	175,000	240,187
Republic of the Philippines Senior Bonds 6.38% due 10/23/34	340,000	360,400
Republic of Turkey Senior Bonds 11.88% due 01/15/30	400,000	687,000
Republic of Venezuela Senior Bonds 9.25% due 09/15/27	550,000	409,750
Russian Federation Senior Bonds 7.50% due 03/31/30(5)	358,000	414,027
United Mexican States Senior Notes 5.13% due 01/15/20	200,000	208,500
United Mexican States Notes 5.95% due 03/19/19	400,000	446,000
United Mexican States Senior Notes 6.05% due 01/11/40	230,000	235,175
Total Foreign Government Agencies (cost $5,230,651)		5,507,419
U.S. GOVERNMENT AGENCIES — 30.3%
Federal Home Loan Bank — 1.2%
1.25% due 12/12/14	660,000	650,443
1.88% due 06/21/13	1,380,000	1,412,162
3.38% due 02/27/13	2,635,000	2,780,876
		4,843,481
Federal Home Loan Mtg. Corp. — 4.0%
1.13% due 12/15/11	2,017,000	2,031,014
3.75% due 03/27/19	796,000	823,994
4.00% due 05/01/40	980,217	974,718
4.50% due 01/15/13	4,083,000	4,391,940
4.50% due 01/01/39	254,684	261,226
4.50% due 04/01/40	1,882,509	1,936,745
5.00% due 07/01/35	104,512	110,134
5.00% due 11/01/36	210,422	221,083
5.00% due 12/01/36	486,079	510,706
5.00% due 01/01/37	159,347	167,420
5.00% due 03/01/38	208,088	218,436
5.50% due 07/01/37	346,220	369,391
5.50% due 08/01/37	21,264	22,687
5.50% due 09/01/37	307,010	327,554
5.50% due 10/01/37	1,388,387	1,481,294
5.50% due 05/01/38	1,000,100	1,066,709
5.50% due 10/01/38	250,000	266,650
6.00% due 11/01/37	163,142	176,896
6.25% due 07/15/32	206,000	251,638
6.50% due 03/01/37	240,871	267,301
6.50% due 11/01/37	253,732	281,574
6.75% due 03/15/31	100,000	128,045
		16,287,155
Federal National Mtg. Assoc. — 5.8%
zero coupon due 10/09/19(9)	602,000	380,117
1.63% due 10/26/15	750,000	731,009
1.75% due 03/23/11	1,660,000	1,665,714
2.13% due 01/25/13	162,000	162,139
4.00% due 06/01/39	441,586	440,557

24

4.00% due 09/01/40	995,614	991,429
4.50% due 10/01/24	486,826	510,559
4.50% due 01/01/39	151,036	155,174
4.50% due 06/01/39	773,843	797,468
4.50% due 11/01/39	4,677,743	4,830,783
5.00% due 03/15/16	92,000	103,935
5.00% due 05/01/40	3,719,380	3,923,834
5.00% due 07/01/40	2,400,837	2,525,744
5.50% due 11/01/22	100,626	108,262
5.50% due 07/01/23	791,077	851,104
5.50% due 11/01/36	787,830	844,769
5.50% due 12/01/36	10,000	10,722
5.50% due 07/01/38	1,012,279	1,083,699
6.00% due 05/15/11	250,000	255,290
6.00% due 10/01/36	1,184,680	1,291,349
6.00% due 07/01/38	629,420	684,717
6.25% due 05/15/29	558,000	684,588
6.50% due 07/01/36	172,146	191,950
6.50% due 10/01/37	15,830	17,607
6.63% due 11/15/30	374,000	471,902
		23,714,421
Government National Mtg. Assoc. — 19.3%
4.50% due 04/15/18	112,938	120,058
4.50% due 05/15/18	734,183	781,331
4.50% due 08/15/18	37,397	39,799
4.50% due 09/15/18	316,271	336,582
4.50% due 10/15/18	1,252,065	1,332,471
4.50% due 09/15/33	509,144	532,477
4.50% due 03/15/39	2,175,250	2,261,338
4.50% due 05/15/39	7,764,371	8,071,657
4.50% due 06/15/39	11,499,454	11,954,564
4.50% due 07/15/39	708,267	736,298
4.50% due 09/15/39	2,693,044	2,799,625
4.50% due 11/15/39	935,937	972,978
4.50% due 01/15/40	946,675	984,141
4.50% due 04/15/40	195,561	203,300
4.50% due 05/15/40	6,836,144	7,106,695
4.50% due 06/15/40	11,397,029	11,848,085
5.00% due 06/15/33	15,640	16,693
5.00% due 08/15/33	92,625	99,109
5.00% due 09/15/33	137,300	146,538
5.00% due 10/15/33	100,966	107,760
5.00% due 11/15/33	10,935	11,671
5.00% due 06/15/34	332,905	354,994
5.00% due 05/15/35	12,287	13,090
5.00% due 09/15/35	15,882	16,921
5.00% due 11/15/35	487,440	519,630
5.00% due 02/15/36	427,808	455,392
5.00% due 02/20/36	995,621	1,060,324
5.00% due 03/15/36	233,759	248,830
5.00% due 05/15/36	394,335	419,760
5.00% due 06/15/36	338,581	363,797
5.00% due 08/15/36	23,006	24,489
5.00% due 07/15/38	1,271,169	1,352,334
5.00% due 08/15/38	5,614,060	5,972,520
5.50% due 02/15/32	20,566	22,349
5.50% due 03/15/32	23,774	25,981
5.50% due 12/15/32	29,835	32,422
5.50% due 01/15/33	13,850	15,046
5.50% due 02/15/33	91,810	99,743
5.50% due 03/15/33	343,373	373,042
5.50% due 04/15/33	1,031,230	1,120,370
5.50% due 05/15/33	7,160	7,779
5.50% due 06/15/33	1,339,080	1,454,779
5.50% due 07/15/33	1,209,344	1,313,832
5.50% due 08/15/33	204,155	221,794
5.50% due 09/15/33	32,801	35,635
5.50% due 11/15/33	158,214	171,884
5.50% due 12/15/33	11,581	12,582
5.50% due 01/15/34	428,153	465,012
5.50% due 02/15/34	166,036	180,641
6.00% due 04/15/28	470,719	520,308
6.00% due 01/15/29	78,757	86,956
6.00% due 03/15/29	55,279	61,034
6.00% due 11/15/31	32,740	36,149
6.00% due 12/15/31	89,477	98,792
6.00% due 04/15/32	66,551	73,480
6.00% due 08/15/32	7,640	8,436
6.00% due 09/15/32	63,463	70,070
6.00% due 10/15/32	230,778	254,804
6.00% due 11/15/32	83,513	92,529
6.00% due 01/15/33	12,301	13,678
6.00% due 02/15/33	144,886	161,102
6.00% due 03/15/33	43,014	47,829
6.00% due 09/15/33	64,174	71,357
6.00% due 01/15/34	274,093	304,710
6.00% due 03/15/34	88,531	98,357
6.00% due 05/15/34	56,937	63,292
6.00% due 07/15/34	56,446	62,746
6.00% due 08/15/34	490,078	544,844
6.00% due 09/15/34	67,479	75,010
6.00% due 11/15/34	338,039	375,767
6.00% due 03/15/35	207,458	229,610
6.00% due 08/15/35	238,994	265,517
6.00% due 01/15/36	165,231	182,175
6.00% due 02/15/36	187,489	206,715
6.00% due 04/15/36	294,951	325,197
6.00% due 05/15/36	161,858	178,707
6.00% due 06/15/36	526,019	579,958
6.00% due 07/15/36	112,388	123,913
6.00% due 08/15/36	378,281	417,489
6.00% due 09/15/36	387,235	427,001
6.00% due 10/15/36	947,646	1,048,503
6.00% due 11/15/36	287,270	316,728
6.00% due 12/15/36	102,594	113,115
6.00% due 10/15/39	4,149,167	4,568,162
6.50% due 09/15/28	11,062	12,559
6.50% due 06/15/31	4,983	5,657
6.50% due 09/15/31	27,936	31,717
6.50% due 10/15/31	16,502	18,735
6.50% due 11/15/31	2,989	3,394
6.50% due 12/15/31	12,090	13,726
7.50% due 09/15/30	26,091	30,184
		79,038,154
Total U.S. Government Agencies (cost $120,410,218)		123,883,211

25

U.S. GOVERNMENT TREASURIES — 27.6%
United States Treasury Bonds — 5.2%
2.13% due 02/15/40 TIPS(11)	261,060	276,316
3.50% due 02/15/39	2,326,000	2,004,358
3.88% due 08/15/40	1,769,000	1,629,415
4.25% due 05/15/39	112,000	110,337
4.38% due 02/15/38	2,719,000	2,747,889
4.38% due 11/15/39	931,000	935,945
4.38% due 05/15/40	152,000	152,736
4.50% due 05/15/38	82,000	84,486
4.50% due 08/15/39	710,000	729,081
4.63% due 02/15/40	121,000	126,748
5.25% due 11/15/28	235,000	269,332
5.38% due 02/15/31	500,000	583,672
6.25% due 08/15/23	1,613,000	2,027,339
7.13% due 02/15/23	1,636,000	2,197,353
7.88% due 02/15/21	1,267,000	1,767,465
8.13% due 08/15/19	66,000	91,951
8.13% due 05/15/21	22,000	31,230
8.75% due 05/15/20	1,035,000	1,506,330
8.75% due 08/15/20	3,316,000	4,843,950
9.00% due 11/15/18	3,800,000	5,481,204
9.13% due 05/15/18	55,000	78,805
		27,675,942
United States Treasury Notes — 22.4%
1.25% due 08/31/15	1,140,000	1,108,739
1.25% due 09/30/15	1,856,000	1,800,754
1.25% due 10/31/15	10,771,000	10,424,303
1.38% due 11/30/15	1,232,000	1,197,254
1.75% due 07/31/15	3,100,000	3,090,080
2.00% due 11/30/13	188,000	193,552
2.13% due 11/30/14	304,000	311,410
2.25% due 01/31/15	2,407,000	2,470,935
2.38% due 09/30/14	64,000	66,290
2.38% due 02/28/15	5,324,000	5,487,074
2.63% due 04/30/16	4,193,000	4,292,257
2.63% due 08/15/20	12,000,000	11,376,564
2.63% due 11/15/20	2,436,000	2,297,832
2.75% due 11/30/16	5,000	5,104
3.00% due 02/28/17	368,000	379,500
3.13% due 05/15/19	113,000	114,192
3.25% due 06/30/16	950,000	1,001,582
3.38% due 11/30/12	4,187,000	4,413,031
3.38% due 11/15/19	472,000	481,845
3.50% due 05/15/20	204,000	208,973
3.63% due 08/15/19	32,000	33,430
3.63% due 02/15/20	1,149,000	1,192,446
3.88% due 05/15/18	235,000	252,845
4.00% due 11/15/12	3,060,000	3,257,704
4.00% due 02/15/14	464,000	505,470
4.00% due 02/15/15	5,228,000	5,727,520
4.00% due 08/15/18	399,000	432,385
4.25% due 08/15/13	2,053,000	2,235,204
4.25% due 11/15/13	1,096,000	1,199,179
4.25% due 11/15/14	3,985,000	4,405,605
4.25% due 08/15/15	831,000	920,138
4.25% due 11/15/17	941,000	1,037,379
4.50% due 02/15/16	225,000	251,947
4.50% due 05/15/17	50,000	55,945
4.75% due 01/31/12	5,725,000	5,994,252
4.75% due 05/15/14	5,770,000	6,444,819
4.75% due 08/15/17	125,000	141,748
4.88% due 02/15/12	448,000	470,452
		85,279,739
Total U.S. Government Treasuries (cost $112,217,778)		112,955,681
MUNICIPAL BONDS & NOTES — 0.3%
U.S. Municipal Bonds & Notes — 0.3%
California State General Obligation Bonds 7.55% due 04/01/39	325,000	337,070
California State General Obligation Bonds 7.63% due 03/04/40	105,000	109,558
California State Public Works Board Revenue Bonds 8.31% due 10/01/34	125,000	126,399
California State Refunding Bond General Obligation 4.85% due 10/01/14	125,000	129,704
U.S. Municipal Bonds & Notes — 0.0%
Metropolitan Transportation Authority Revenue Bonds 6.09% due 11/15/40	20,000	19,518
New Jersey State Turnpike Authority Revenue Bonds 7.14% due01/01/40	160,000	175,616
North Texas Tollway Authority Revenue Bonds 6.72% due 01/01/49	385,000	376,915
Texas State Transportation Commission 1st Tier Series B Revenue Bonds 5.18% 04/01/30	40,000	39,626
Total Municipal Bonds & Notes (cost $1,301,067)		1,314,406
EXCHANGE-TRADED FUNDS — 0.5%
iShares Barclays 1-3 Year Treasury Bond Fund	9,600	806,208
iShares Barclays 3-7 Year Treasury Bond Fund	6,500	745,225
iShares Barclays 7-10 Year Treasury Bond Fund	2,700	253,314
iShares Barclays 10-20 Year Treasury Bond Fund	900	101,434
iShares Barclays 20+ Year Treasury Bond Fund	1,500	141,180
Total EXCHANGE-TRADED FUNDS (cost $2,046,837)		2,047,361
PREFERRED STOCK — 0.2%
Banks-Super Regional — 0.0%
US Bancorp FRS 7.19%	234	182,579
Diversified Banking Institutions — 0.2%
Ally Financial, Inc. 7.00%	48	45,364

26

Goldman Sachs Group, Inc. 6.13%	26,600	615,790
		661,154
Total Preferred Stock (cost $865,364)		843,733
WARRANTS †— 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14(10)(12)	175	0
Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16(10)(12)	11	550
Total Warrants (cost $181)		550
Total Long-Term Investment Securities (cost $387,493,284)		398,867,614

REPURCHASE AGREEMENTS — 1.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/10, to be repurchased 01/03/11 in the amount of $211,000 and collateralized by $210,000 of United States Treasury Notes, bearing interest at 2.50% due 04/30/15 and having an approximate value of $217,875	$211,000	211,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/10, to be repurchased 01/03/11 in the amount of $387,000 and collateralized by $400,000 of Federal Home Loan Mtg. Corp. Disc. Notes, bearing interest at 0.21% due 06/20/11 and having an approximate value of $399,600	387,000	387,000
Bank of America Joint Repurchase Agreement(7)	1,255,000	1,255,000
State Street Bank & Trust Co. Joint Repurchase Agreement(7)	2,132,000	2,132,000
UBS Securities LLC Joint Repurchase Agreement(7)	1,400,000	1,400,000
Total Repurchase Agreements (cost $5,385,000)		5,385,000
TOTAL INVESTMENTS (cost $392,878,284)(8)	98.8%	404,252,614
Other assets less liabilities	1.2	5,016,342
NET ASSETS	100.0%	$409,268,956

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2010, the aggregate value of these securities was $22,266,377 representing 5.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Bond in default
(4)	Company has filed for Chapter 11 bankruptcy protection.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Income may be received in cash or additional shares at the discretion of the issuer.
(7)	See Note 2 for details of Joint Repurchase Agreements.
(8)	See Note 4 for cost of investments on a tax basis.
(9)	Principal Only
(10)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(11)	Principal amount of security is adjusted for inflation.
(12)	Illiquid security. At December 31, 2010 the aggregate value of these securities was $865 representing 0.0% of net assets.
TIPS	— Treasury Inflation Protected Security
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2010.

The dates shown on debt obligations are the original maturity dates.

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2010	(Depreciation)
1	Long	U.S. Treasury 2 YR Notes	March 2011	$219,393	$218,906	$(487)
51	Short	U.S. Treasury 5 YR Notes	March 2011	6,059,741	6,003,656	56,085
1	Short	U.S. Treasury 10 YR Notes	March 2011	123,662	120,437	3,225
7	Long	Ultra U.S. Treasury Bonds	March 2011	875,515	889,656	14,141
						$72,964

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$29,921,867	$984,501	$30,906,368
U.S. Corporate Bonds & Notes	—	101,433,995	861,180	102,295,175
Foreign Corporate Bonds & Notes	—	19,113,710	—	19,113,710
Foreign Government Agencies	—	5,507,419	—	5,507,419
U.S. Government Agencies	—	123,883,211	—	123,883,211
U.S. Government Treasuries	—	112,955,681	—	112,955,681
Municipal Bonds & Notes	—	1,314,406	—	1,314,406
Exchange Traded Funds	2,047,361	—	—	2,047,361
Preferred Stock	843,733	—	—	843,733
Warrants	—	—	550	550
Repurchase Agreements	—	5,385,000	—	5,385,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	73,451	—	—	73,451
Total Assets	2,964,545	399,515,289	1,846,231	404,326,065
LIABILITIES:
Other Financial Instruments+
Open Futures Contracts - Depreciation	(487)	—	—	(487)
Total Liabilities	(487)	—	—	(487)
Total	$2,964,058	$399,515,289	$1,846,231	$404,325,578

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2010	$—	$381,463	$0	$—
Accrued discounts/premiums	—	25	—	—
Realized gain(loss)	—	(46,882)	1,188	—
Change in unrealized appreciation(depreciation)(1)	9,538	51,001	—	369
Net purchases(sales)	974,963	(77,421)	(1,188)	181
Transfers in and/or out of Level 3(2)	—	552,994	—	—
Balance as of 12/31/2010	$984,501	$861,180	$—	$550

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at December 31, 2010 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$9,538	$2,841	$—	$369

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

27

SEASONS SERIES TRUST

REAL RETURN PORTFOLIO

Portfolio of Investments — December 31, 2010

(unaudited)

Security Description	Principal Amount(4)		Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 0.1%
Electric-Integrated — 0.0%
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)	$175,000		$0
Gambling (Non-Hotel) — 0.1%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	266,000		133,000
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.50% due 07/15/10†(1)(2)	75,000		0
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	794,000		0
			0
Total U.S. CORPORATE BONDS & NOTES
(cost $199,569)			133,000
FOREIGN CORPORATE BONDS & NOTES — 0.0%
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Escrow Notes 6.50% due 08/01/27†(1)(2) (cost $0)	375,000		0
FOREIGN GOVERNMENT AGENCIES — 9.8%
Sovereign — 9.8%
Bundesrepublik Deutschland Bonds 1.75% due 04/15/20(6)	EUR	6,354,569	9,013,929
Mexican Udibonos Bonds 4.50% due 12/18/14(6)	MXN	54,816,838	4,850,070
Swedish Government Bonds 3.50% due 12/01/15	SEK	35,050,000	7,051,847
Total Foreign Government Agencies
(cost $19,853,301)			20,915,846
FOREIGN GOVERNMENT TREASURIES — 30.6%
Sovereign — 30.6%
Australian Government Senior Bonds 4.50% due 08/20/15	AUD	6,000,000	10,224,832
French Government Bonds 1.00% due 07/25/17(6)	EUR	5,074,026	6,933,184
French Government Bonds 1.60% due 07/25/11(6)	EUR	3,021,759	4,112,437
French Government Bonds 1.60% due 07/25/15(6)	EUR	3,678,513	5,175,926
French Government Bonds 2.25% due 07/25/20(6)	EUR	6,906,156	9,976,313
Italy Buoni Poliennali del Tesoro Bonds 2.35% due 09/15/19	EUR	7,460,924	9,616,594
United Kingdom Gilt Bonds 1.25% due 11/22/17	GBP	7,750,509	13,091,118
United Kingdom Gilt Bonds 1.88% due 11/22/22	GBP	3,595,492	6,397,649
Total Foreign Government Treasuries
(cost $64,084,205)			65,528,053
U.S. GOVERNMENT TREASURIES(6) — 45.4%
United States Treasury Bonds — 0.7%
2.38% due 01/15/25 TIPS	1,450,300		1,613,911
United States Treasury Notes — 44.7%
0.50% due 04/15/15 TIPS	13,649,160		13,952,007
1.25% due 04/15/14 TIPS	4,185,270		4,401,402
1.38% due 01/15/20 TIPS	4,374,132		4,545,681
1.63% due 01/15/15 TIPS	8,991,155		9,587,520
1.63% due 01/15/18 TIPS	6,185,345		6,618,801
1.88% due 07/15/13 TIPS	6,787,389		7,237,583
1.88% due 07/15/19 TIPS	4,916,544		5,345,591
2.00% due 04/15/12 TIPS	10,616,035		11,001,694
2.00% due 01/15/14 TIPS	12,191,286		13,088,491
2.13% due 01/15/19 TIPS	6,926,752		7,664,881
2.38% due 01/15/17 TIPS	11,143,135		12,417,631
			95,861,282
Total U.S. Government Treasuries
(cost $96,177,237)			97,475,193
COMMON STOCK — 0.1%
Food-Misc. — 0.0%
Wornick Co.†(1)(2)	765		52,448
Gas-Distribution — 0.0%
MXEnergy Holdings, Inc.†(1)(2)	21,375		13,851
Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(1)(2)	25		112,754
Total Common Stock
(cost $163,569)			179,053
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14(1)(2)	1,705		0
Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16(1)(2)	116		5,800
Total Warrants
(cost $1,765)			5,800
Total Long-Term Investment Securities
(cost $180,479,646)			184,236,945
REPURCHASE AGREEMENTS — 11.6%
Bank of America Joint Repurchase Agreement(3)	11,825,000		11,825,000
UBS Securities LLC Joint Repurchase Agreement(3)	13,160,000		13,160,000
Total Repurchase Agreements
(cost $24,985,000)			24,985,000
TOTAL INVESTMENTS
(cost $205,464,646)(5)	97.6%		209,221,945
Other assets less liabilities	2.4		5,251,432
NET ASSETS	100.0%		$214,473,377

†	Non-income producing security

1

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2010, the aggregate value of these securities was $133,000 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At December 31, 2010, the aggregate value of these securities was $179,054 representing 0.1% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	Denominated in United States Dollars unless otherwise indicated
(5)	See Note 4 for cost of investments on a tax basis.
(6)	Principal amount of security is adjusted for inflation.
TIPS	— Treasury Inflation Protected Securities

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.
	EUR	5,753,000	USD	7,616,972	3/16/2011	$—	$(68,922)
	GBP	10,432,000	USD	16,452,568	3/16/2011	196,956	—
						196,956	(68,922)
BNP Paribas SA
	EUR	5,208,000	USD	6,878,206	3/16/2011	—	(79,580)
	GBP	1,225,000	USD	1,909,787	3/16/2011	937	—
						937	(79,580)
Deutsche Bank AG
	AUD	9,955,000	USD	9,675,265	3/16/2011	—	(417,853)
HSBC Bank USA
	EUR	6,131,000	USD	8,107,634	3/16/2011	—	(83,260)
Morgan Stanley and Co., Inc.
	EUR	4,603,000	USD	6,088,296	3/16/2011	—	(61,221)
Royal Bank of Canada
	MXN	60,210,000	USD	4,848,607	3/16/2011	—	(539)
UBS AG
	SEK	48,115,000	USD	7,008,282	3/16/2011	—	(127,256)
Westpac Banking Corp.
	EUR	12,280,000	USD	16,226,264	3/16/2011	—	(179,573)

Net Unrealized Appreciation/(Depreciation)						$197,893	$(1,018,204)

AUD — Australian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

MXN — Mexican Peso

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$133,000	$0	$133,000
Foreign Corporate Bonds & Notes	—	—	0	0
Foreign Government Agencies	—	20,915,846	—	20,915,846
Foreign Government Treasuries	—	65,528,053	—	65,528,053
U.S. Government Treasuries	—	97,475,193	—	97,475,193
Common Stock	—	—	179,053	179,053
Warrants	—	—	5,800	5,800
Repurchase Agreements	—	24,985,000	—	24,985,000
Other Financial Instruments+
Open Forward Currency Contracts - Appreciation	—	197,893	—	197,893
Total Assets	—	209,234,985	184,853	209,419,838
LIABILITIES:
Other Financial Instruments+
Open Forward Currency Contracts - Depreciation	—	(1,018,204)	—	(1,018,204)
Total Liabilities	—	(1,018,204)	—	(1,018,204)
Total	$—	$208,216,781	$184,853	$208,401,634

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 3/31/2010	$55,709	$0	$103,143	$—
Accrued discounts/premiums	465	—	—	—
Realized gain(loss)	(463,206)	—	—	—
Change in unrealized appreciation(depreciation)(1)	461,073	—	75,910	4,035
Net purchases(sales)	(54,041)	—	—	1,765
Transfers in and/or out of Level 3	—	—	—	—
Balance as of 12/31/2010	$0	$0	$179,053	$5,800

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at December 31, 2010 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$—	$—	$179,053	$4,035

See Notes to Portfolio of Investments

2

SEASONS SERIES TRUST

CASH MANAGEMENT PORTFOLIO

Portfolio of Investments — December 31, 2010
(unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 100.4%
Asset-Backed Commercial Paper — 39.8%
Amsterdam Funding Corp. 0.30% due 01/04/11*	$400,000	$399,990
Atlantis One Funding Corp. 0.55% due 01/18/11*	1,000,000	999,740
Cancara Asset Securitisation LLC 0.30% due 01/18/11	800,000	799,887
Cancara Asset Securitisation LLC 0.30% due 02/07/11*	360,000	359,889
Chariot Funding LLC 0.22% due 01/04/11*	250,000	249,996
Fairway Finance LLC 0.28% due 02/02/11*	1,080,000	1,079,731
Falcon Asset Securitization Co. LLC 0.33% due 02/17/11*	400,000	399,828
Falcon Asset Securitization Co. LLC 0.40% due 02/02/11*	250,000	249,911
FCAR Owner Trust 0.30% due 01/04/11*	2,000,000	1,999,950
FCAR Owner Trust 0.30% due 01/05/11*	600,000	599,980
FCAR Owner Trust 0.45% due 05/02/11*	180,000	179,755
FCAR Owner Trust 0.45% due 05/06/11*	800,000	798,872
FCAR Owner Trust 0.45% due 06/01/11*	100,000	99,822
FCAR Owner Trust 0.45% due 06/07/11*	360,000	359,330
Gemini Securitization Corp. LLC 0.27% due 01/07/11*	1,400,000	1,399,937
Gotham Funding Corp. 0.23% due 01/06/11*	250,000	249,992
Grampian Funding LLC 0.32% due 02/01/11*	700,000	699,807
Jupiter Securitization Co. LLC 0.40% due 02/02/11*	250,000	249,911
Jupiter Securitization Co. LLC 0.48% due 01/21/11*	1,300,000	1,299,653
Liberty Street Funding LLC 0.12% due 01/03/11*	360,000	359,998
LMA Americas LLC 0.28% due 02/07/11*	684,000	683,803
Manhattan Asset Funding Co LLC 0.28% due 01/28/11*	250,000	249,948
Manhattan Asset Funding Co LLC 0.30% due 02/22/11*	2,000,000	1,999,133
Market Street Funding LLC 0.27% due 01/21/11*	1,400,000	1,399,790
Market Street Funding LLC 0.27% due 02/02/11*	1,000,000	999,760
MetLife Short Term Funding LLC 0.31% due 04/11/11*	300,000	299,706
MetLife Short Term Funding LLC 0.32% due 04/25/11*	360,000	359,554
MetLife Short Term Funding LLC 0.33% due 01/03/11*	400,000	399,993
MetLife Short Term Funding LLC 0.33% due 01/10/11*	250,000	249,979
MetLife Short Term Funding LLC 0.34% due 01/03/11*	250,000	249,995
Mont Blanc Capital Corp 0.27% due 01/05/11*	1,400,000	1,399,958
Old Line Funding LLC 0.22% due 01/05/11*	250,000	249,994
Old Line Funding LLC 0.27% due 03/07/11*	500,000	499,815
Royal Park Investments Funding Corp. 0.29% due 02/07/11*	1,200,000	1,199,642
Royal Park Investments Funding Corp. 0.31% due 01/12/11*	400,000	399,962
Royal Park Investments Funding Corp. 0.31% due 01/13/11*	1,000,000	999,897
Sheffield Receivables 0.30% due 01/03/11*	400,000	399,993
Sheffield Receivables 0.30% due 01/04/11*	2,000,000	1,999,950
Sheffield Receivables 0.31% due 01/05/11*	400,000	399,986
Sheffield Receivables 0.37% due 03/01/11*	650,000	649,606
Sheffield Receivables 0.37% due 03/02/11*	250,000	249,846
Thames Asset Global Securitization 0.30% due 01/31/11*	1,100,000	1,099,725
Thunder Bay Funding LLC 0.20% due 01/04/11*	250,000	249,996
Thunder Bay Funding LLC 0.27% due 03/03/11*	250,000	249,865
Victory Receivables Corp. 0.23% due 01/06/11*	250,000	249,992
Victory Receivables Corp. 0.30% due 01/05/11*	1,200,000	1,199,960
Windmill Funding I Corp. 0.32% due 01/04/11*	1,000,000	999,973
Total Asset-Backed Commercial Paper
(cost $32,225,682)		32,225,800
Certificates of Deposit — 29.8%
Bank of Montreal 0.23% due 01/05/11	900,000	900,000
Bank of Nova Scotia 0.35% due 06/20/11	100,000	100,000
Bank of Nova Scotia 0.35% due 06/27/11	540,000	540,000
Bank of Nova Scotia 0.45% due 01/18/11	250,000	250,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.30% due 03/14/11	360,000	359,978
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.30% due 03/14/11	1,500,000	1,499,910
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.31% due 03/28/11	360,000	359,982
Barclays Bank PLC 0.36% due 04/21/11	500,000	500,015
Barclays Bank PLC 0.37% due 03/28/11	1,000,000	1,000,100
Barclays Bank PLC 0.46% due 02/11/11	750,000	750,000

1

BNP Paribas 0.43% due 03/07/11	1,000,000	1,000,110
BNP Paribas 0.43% due 03/14/11	500,000	500,060
BNP Paribas 0.43% due 03/21/11	1,500,000	1,500,195
BNP Paribas 0.44% due 03/14/11	750,000	750,105
Credit Industriel et Commercial 0.33% due 02/14/11	1,700,000	1,700,000
Mizuho Corporate Bank 0.25% due 01/05/11	360,000	360,000
Natixis 0.33% due 02/02/11	250,000	250,000
Natixis 0.34% due 01/13/11	1,000,000	1,000,003
Natixis 0.42% due 02/03/11	400,000	400,022
Nordea Bank Finland PLC 0.36% due 05/31/11	370,000	369,937
Nordea Bank Finland PLC 0.36% due 06/01/11	730,000	729,694
Nordea Bank Finland PLC 0.47% due 01/28/11	250,000	250,008
Nordea Bank Finland PLC 0.54% due 01/10/11	1,000,000	1,000,000
Rabobank Nederland 0.41% due 02/04/11	1,000,000	1,000,000
Rabobank Nederland 0.57% due 01/10/11	1,000,000	1,000,000
Royal Bank of Canada 0.31% due 03/07/11	250,000	250,023
Societe Generale 0.32% due 02/01/11	400,000	400,000
Sumitomo Mitsui Banking Corp. 0.28% due 01/05/11	300,000	300,000
Svenska Handelsbanken 0.28% due 03/09/11	3,000,000	2,999,730
Svenska Handelsbanken 0.28% due 03/10/11	100,000	99,990
Svenska Handelsbanken 0.39% due 06/06/11	360,000	359,881
Toronto Dominion Bank 0.28% due 03/21/11	100,000	100,004
UBS AG 0.36% due 04/07/11	400,000	400,044
UBS AG 0.43% due 07/01/11	540,000	539,930
UBS AG 0.53% due 06/30/11	180,000	180,099
Westpac Banking Corp. 0.35% due 07/01/11	360,000	359,708
Total Certificates of Deposit
(cost $24,060,108)		24,059,528
Commercial Paper — 3.7%
Coca-Cola Co. 0.22% due 03/16/11*	250,000	249,885
Coca-Cola Co. 0.37% due 01/03/11*	1,000,000	999,980
General Electric Capital Corp. 0.31% due 03/01/11	600,000	599,695
General Electric Capital Corp. 0.36% due 07/14/11	360,000	359,417
General Electric Capital Corp. 0.43% due 01/18/11	250,000	249,949
General Electric Capital Corp. 0.50% due 01/18/11	500,000	499,882
Total Commercial Paper (cost $2,958,694)		2,958,808
U.S. Corporate Notes — 0.0%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/07(2)(3)(4)(6)(7)*	394,530	6,668
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/08(2)(3)(4)(6)(7)*	592,098	10,006
Total U.S.Corporate Notes
(cost $25,271)		16,674
U.S. Municipal Bonds & Notes — 1.7%
Colorado Housing & Finance Authority VRS Revenue Bonds 0.27% due 05/01/41(5)	100,000	100,000
Iowa Finance Authority Single Family Mtg. VRS Revenue Bonds 0.25% due 07/01/37(5)	830,000	830,000
State of Texas VRS General Obligation Bonds 0.25% due 12/01/29(5)	250,000	250,000
State of Texas VRS General Obligation Bond 0.30% due 12/01/24(5)	100,000	100,000
State of Texas VRS General Obligation Bond 0.30% due 12/01/32(5)	100,000	100,000
Total U.S. Municipal Bonds & Notes
(cost $1,380,000)		1,380,000
U.S. Government Agencies — 9.3%
Federal Home Loan Bank
0.00% due 01/03/11	4,371,000	4,371,000
0.21% due 02/11/11	1,000,000	999,766
Federal Home Loan Mtg. Corp.
0.25% due 01/18/11	250,000	249,970
0.25% due 01/31/11	1,000,000	999,792
Federal National Mtg. Assoc.
0.18% due 02/14/11	400,000	399,912
0.21% due 02/23/11	250,000	249,923
0.25% due 01/19/11	250,000	249,969
Total U.S. Government Agencies
(cost $7,520,332)		7,520,332

2

U.S. Government Treasuries — 16.1%
United States Treasury Bills
0.08% due 01/06/11	10,400,000	10,399,884
0.19% due 02/24/11	500,000	499,861
0.19% due 05/26/11	360,000	359,784
0.21% due 01/06/11	1,000,000	999,972
United States Treasury Notes
0.88% due 02/28/11	200,000	200,212
4.50% due 02/28/11	200,000	201,375
4.63% due 10/31/11	180,000	186,392
4.88% due 05/31/11	180,000	183,438
Total U.S. Government Treasuries
(cost $13,030,960)		13,030,918
Total Short-Term Investment Securities — 100.4%
(cost $81,201,047)		81,192,060
TOTAL INVESTMENTS
(cost $81,201,047)(1)	100.4%	81,192,060
Liabilities in excess of other assets	(0.4)	(326,628)
NET ASSETS	100.0%	$80,865,432

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2010, the aggregate value of these securities was $29,454,630 representing 36.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At December 31, 2010, the aggregate value of these securities was $16,674 representing 0.0% of net assets.
(4)	Security in default
(5)	The security’s effective maturity date is less than one year.
(6)

Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issueror the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements

(7)

On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors,including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of December 31, 2010, represents the Notes’residual value that may be distributed to the Portfolio.

FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2010. The dates shown on debt obligations are the original maturity dates.

Industry Allocation*
Banks-Foreign-US Branches	29.3%
Sovereigns/Supranational	16.5
Asset Backed Commercial Paper/Diversified	13.3
Asset Backed Commercial Paper/Fully Supported	11.6
U.S. Government Agency	9.6
Asset Backed Commercial Paper/Auto	4.9
Asset Backed Commercial Paper/Trade Receivables	4.7
Asset Backed Commercial Paper/Credit Card	2.3
Diversified	2.0
Municipal	2.0
Food & Beverage	1.5
Asset Backed Commercial Paper/Hybrid	1.5
Asset Backed Commercial Paper/Other	1.2
100.4%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Asset Backed Commercial Paper	$—	$32,225,800	$—	$32,225,800
Certificates of Deposit	—	24,059,528	—	24,059,528
Commercial Paper	—	2,958,808	—	2,958,808
U.S. Corporate Notes	—	—	16,674	16,674
U.S. Municipal Bonds & Notes	—	1,380,000	—	1,380,000
U.S. Government Agencies	—	7,520,332	—	7,520,332
U.S. Government Treasuries	—	13,030,918	—	13,030,918
Total	$—	$81,175,386	$16,674	$81,192,060

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

U.S. Corporate Notes
Balance as of 3/31/2010	$510,767
Accrued discounts/premiums	—
Realized gain(loss)	(1,395,455)
Change in unrealized appreciation(depreciation) (1)	1,427,821
Net purchases(sales)	(526,459)
Transfers in and/or out of Level 3	—
Balance as of 12/31/2010	$16,674

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at December 31, 2010 includes:

U.S. Corporate Notes
$1,184

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST

FOCUS GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2010

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 93.0%
Casino Hotels — 2.9%
Wynn Resorts, Ltd.	44,327	$4,602,916
Chemicals-Diversified — 1.9%
Rockwood Holdings, Inc.†	78,300	3,063,096
Commercial Services — 3.7%
Iron Mountain, Inc.	237,017	5,927,795
Computers — 13.5%
Apple, Inc.†	66,531	21,460,239
Cosmetics & Toiletries — 3.5%
Procter & Gamble Co.	86,400	5,558,112
Diversified Minerals — 3.8%
BHP Billiton PLC ADR	74,668	6,010,774
E-Commerce/Products — 8.1%
Amazon.com, Inc.†	71,680	12,902,400
E-Commerce/Services — 5.9%
eBay, Inc.†	151,285	4,210,262
priceline.com, Inc.†	13,029	5,205,737
		9,415,999
Electronic Components-Semiconductors — 2.5%
Avago Technologies, Ltd.	140,000	3,985,800
Engines-Internal Combustion — 3.6%
Cummins, Inc.	52,615	5,788,176
Enterprise Software/Service — 3.0%
Oracle Corp.	151,406	4,739,008
Internet Content-Information/News — 3.3%
Baidu, Inc. ADR†	54,467	5,257,700
Investment Management/Advisor Services — 1.7%
BlackRock, Inc.	14,400	2,744,352
Medical-Biomedical/Gene — 4.0%
Celgene Corp.†	107,648	6,366,303
Metal-Diversified — 2.2%
Ivanhoe Mines, Ltd.†	151,760	3,478,339
Multimedia — 1.7%
News Corp., Class A	181,130	2,637,253
Oil Companies-Exploration & Production — 4.0%
Anadarko Petroleum Corp.	83,621	6,368,575
Printing-Commercial — 3.2%
VistaPrint NV†	108,635	4,997,210
Retail-Apparel/Shoe — 2.4%
Limited Brands, Inc.	124,340	3,820,968
Retail-Restaurants — 6.8%
Chipotle Mexican Grill, Inc.†	29,690	6,313,875
McDonald’s Corp.	59,208	4,544,806
		10,858,681
Transport-Rail — 3.6%
Union Pacific Corp.	61,700	5,717,122
Web Portals/ISP — 5.6%
Google, Inc., Class A†	15,025	8,924,399
Wireless Equipment — 2.1%
Crown Castle International Corp.†	74,890	3,282,429
Total Common Stock
(cost $115,660,289)		147,907,646
EXCHANGE-TRADED FUNDS — 3.2%
iShares Russell 1000 Growth Index Fund	44,300	2,536,618
iShares Russell 2000 Index Fund	32,900	2,573,767
Total EXCHANGE-TRADED FUNDS
(cost $4,905,411)		5,110,385
RIGHTS — 0.1%
Metal-Diversified — 0.1%
Ivanhoe Mines, Ltd. Expries 01/26/11† (cost $0)	151,760	212,464
Total Long-Term Investment Securities
(cost $120,565,700)		153,230,495
REPURCHASE AGREEMENTS — 2.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/10, to be repurchased 01/03/11 in the amount of $421,000 and collateralized by $430,000 of Federal Home Loan Mtg. Corp. Disc. Notes, bearing interest at 0.21%, due 06/20/11 and having an approximate value of $429,570	$421,000	421,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	2,939,000	2,939,000
Total Repurchase Agreements
(cost $3,360,000)		3,360,000
TOTAL INVESTMENTS
(cost $123,925,700)(2)	98.4%	156,590,495
Other assets less liabilities	1.6	2,479,999
NET ASSETS	100.0%	$159,070,494

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Computers	$21,460,239	$—	$—	$21,460,239
E-Commerce/Products	12,902,400	—	—	12,902,400
E-Commerce/Services	9,415,999	—	—	9,415,999
Retail - Restaurants	10,858,681	—	—	10,858,681
Web Portals/ISP	8,924,399	—	—	8,924,399
Other Industries*	84,345,928	—	—	84,345,928
Exchange Traded Funds	5,110,385	—	—	5,110,385
Rights	212,464	—	—	212,464
Repurchase Agreements	—	3,360,000	—	3,360,000
Total	$153,230,495	$3,360,000	$—	$156,590,495

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

Seasons Series Trust

Focus Value Portfolio

portfolio of Investments — December 31, 2010

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 93.8%
Advertising Agencies — 3.5%
Omnicom Group, Inc.	67,675	$3,099,515
Applications Software — 3.9%
Microsoft Corp.	122,590	3,422,713
Banks-Fiduciary — 4.1%
Bank of New York Mellon Corp.	120,713	3,645,533
Banks-Super Regional — 5.3%
Wells Fargo & Co.	150,000	4,648,500
Computer Services — 3.4%
International Business Machines Corp.	20,145	2,956,480
Diversified Banking Institutions — 2.8%
Goldman Sachs Group, Inc.	14,940	2,512,310
Electronic Components-Misc. — 2.3%
AVX Corp.	129,026	1,990,871
Electronic Components-Semiconductors — 2.9%
Intel Corp.	123,095	2,588,688
Finance-Investment Banker/Broker — 1.5%
Charles Schwab Corp.	79,000	1,351,690
Insurance-Multi-line — 6.0%
Loews Corp.	135,000	5,252,850
Insurance-Reinsurance — 1.8%
Berkshire Hathaway, Inc., Class B†	20,000	1,602,200
Medical-Drugs — 2.6%
Pfizer, Inc.	131,155	2,296,524
Multimedia — 3.2%
McGraw-Hill Cos., Inc.	77,390	2,817,770
Oil Companies-Exploration & Production — 8.0%
Devon Energy Corp.	66,000	5,181,660
Encana Corp.	64,000	1,863,680
		7,045,340
Oil-Field Services — 3.2%
Baker Hughes, Inc.	50,075	2,862,788
Publishing-Newspapers — 2.1%
Gannett Co., Inc.	120,000	1,810,800
Real Estate Operations & Development — 13.3%
Cheung Kong Holdings, Ltd.	197,000	3,036,306
Hang Lung Group, Ltd.	494,000	3,254,014
Henderson Land Development Co., Ltd.	501,042	3,413,207
Wheelock & Co., Ltd.	499,000	2,015,824
		11,719,351
Retail-Apparel/Shoe — 4.1%
Gap, Inc.	165,000	3,653,100
Retail-Major Department Stores — 2.9%
Sears Holdings Corp.†	35,000	2,581,250
Semiconductor Equipment — 1.4%
Applied Materials, Inc.	90,000	1,264,500
Steel-Producers — 6.2%
ArcelorMittal	51,820	1,975,897
POSCO ADR	32,170	3,464,387
		5,440,284
Telecom Equipment-Fiber Optics — 2.5%
Sycamore Networks, Inc.	108,783	2,239,842
Telephone-Integrated — 1.2%
Telephone & Data Systems, Inc.	33,000	1,040,160
Tobacco — 2.6%
Philip Morris International, Inc.	38,430	2,249,308
Transport-Marine — 3.0%
Teekay Corp.	80,000	2,646,400
Total Long-Term Investment Securities
(cost $66,461,821)		82,738,767
REPURCHASE AGREEMENTS — 5.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/10, to be repurchased 01/03/11 in the amount of $2,526,002 and collateralized by $2,480,000 of United States Treasury Notes, bearing interest at 3.12% due 04/30/17 and having an approximate value of $2,581,432	$2,526,000	2,526,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/10, to be repurchased 01/03/11 in the amount of $499,000 and collateralized by $510,000 of Federal Home Loan Mtg. Corp. Discount Notes, bearing interest at 0.21% due 06/20/11 and having an approximate value of $509,490	499,000	499,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/10, to be repurchased 01/03/11 in the amount of $2,155,002 and collateralized by United States
Treasury Notes, bearing interest at 3.12% due 04/30/17 and having an approximate value of $2,201,504	2,155,000	2,155,000
Total Repurchase Agreements
(cost $5,180,000)		5,180,000
TOTAL INVESTMENTS
(cost $71,641,821) (1)	99.7%	87,918,767
Other assets less liabilities	0.3	230,270
NET ASSETS	100.0%	$88,149,037

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	American Depository Receipts

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Banks-Super Regional	$4,648,500	$—	$—	$4,648,500
Insurance-Multi-line	5,252,850	—	—	5,252,850
Oil Companies-Exploration & Production	7,045,340	—	—	7,045,340
Real Estate Operations & Development	11,719,351	—	—	11,719,351
Steel-Producers	5,440,284	—	—	5,440,284
Other Industries*	48,632,442	—	—	48,632,442
Repurchase Agreements	—	5,180,000	—	5,180,000
Total	$82,738,767	$5,180,000	$—	$87,918,767

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST

ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2010

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.2%
Domestic Equity Investment Companies — 72.5%
Seasons Series Trust Focus Growth Portfolio, Class 3†	485,408	$4,588,047
Seasons Series Trust Focus Value Portfolio, Class 3	370,877	4,658,721
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,558,255	24,475,036
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,605,255	28,767,865
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	261,767	3,033,907
Seasons Series Trust Mid Cap Value Portfolio, Class 3	688,653	9,283,909
Seasons Series Trust Small Cap Portfolio, Class 3†	2,281,179	21,023,395
Total Domestic Equity Investment Companies
(cost $87,579,375)		95,830,880
Fixed Income Investment Companies — 3.4%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	264,429	3,004,633
Seasons Series Trust Real Return Portfolio, Class 3	155,349	1,484,130
Total Fixed Income Investment Companies
(cost $4,516,595)		4,488,763
International Equity Investment Companies — 24.3%
Seasons Series Trust International Equity Portfolio, Class 3
(cost $40,791,347)	4,117,228	32,105,770
TOTAL INVESTMENTS
(cost $132,887,317)(1)	100.2%	132,425,413
Liabilities in excess of other assets	(0.2)	(224,769)
NET ASSETS	100.0%	$132,200,644

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$95,830,880	$—	$—	$95,830,880
Fixed Income Investment Companies	4,488,763	—	—	4,488,763
International Equity Investment Companies	32,105,770	—	—	32,105,770
Total	$132,425,413	$—	$—	$132,425,413

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST

ALLOCATION MODERATE GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2010

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.9%
Domestic Equity Investment Companies — 58.0%
Seasons Series Trust Focus Growth Portfolio, Class 3†	1,675,093	$15,832,864
Seasons Series Trust Focus Value Portfolio, Class 3	1,254,903	15,763,294
Seasons Series Trust Large Cap Growth Portfolio, Class 3	10,155,410	97,157,662
Seasons Series Trust Large Cap Value Portfolio, Class 3	10,883,700	120,180,478
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	965,355	11,188,562
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,896,950	39,054,554
Seasons Series Trust Small Cap Portfolio, Class 3†	7,257,979	66,889,705
Total Domestic Equity Investment Companies
(cost $329,249,157)		366,067,119
Fixed Income Investment Companies — 23.4%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,734,813	121,976,505
Seasons Series Trust Real Return Portfolio, Class 3	2,708,442	25,875,192
Total Fixed Income Investment Companies
(cost $144,964,751)		147,851,697
International Equity Investment Companies — 18.5%
Seasons Series Trust International Equity Portfolio, Class 3
(cost $136,125,796)	14,973,659	116,763,230
TOTAL INVESTMENTS
(cost $610,339,704)(1)	99.9%	630,682,046
Other assets less liabilities	0.1	918,381
NET ASSETS	100.0%	$631,600,427

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$366,067,119	$—	$—	$366,067,119
Fixed Income Investment Companies	147,851,697	—	—	147,851,697
International Equity Investment Companies	116,763,230	—	—	116,763,230
Total	$630,682,046	$—	$—	$630,682,046

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST

ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — December 31, 2010

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.9%
Domestic Equity Investment Companies — 50.8%
Seasons Series Trust Focus Growth Portfolio, Class 3†	804,747	$7,606,412
Seasons Series Trust Focus Value Portfolio, Class 3	482,065	6,055,392
Seasons Series Trust Large Cap Growth Portfolio, Class 3	4,425,283	42,337,050
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,892,445	54,023,577
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	338,214	3,919,935
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,221,017	16,460,855
Seasons Series Trust Small Cap Portfolio, Class 3†	2,594,957	23,915,180
		154,318,401
Fixed Income Investment Companies — 33.6%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	6,585,923	74,833,890
Seasons Series Trust Real Return Portfolio, Class 3	2,843,431	27,164,817
		101,998,707
International Equity Investment Companies — 15.5%
Seasons Series Trust International Equity Portfolio, Class 3	6,038,582	47,088,310
Total Long-Term Investment Securities (cost $285,057,237)		303,405,418
TOTAL INVESTMENTS (cost $285,057,237)(1)	99.9%	303,405,418
Other assets less liabilities	0.1	288,479
NET ASSETS	100.0%	$303,693,897

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$154,318,401	$—	$—	$154,318,401
Fixed Income Investment Companies	101,998,707	—	—	101,998,707
International Equity Investment Companies	47,088,310	—	—	47,088,310
Total	$303,405,418	$—	$—	$303,405,418

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST

ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — December 31, 2010

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 40.0%
Seasons Series Trust Focus Growth Portfolio, Class 3†	354,459	$3,350,318
Seasons Series Trust Focus Value Portfolio, Class 3	364,490	4,578,497
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,649,288	25,345,965
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,082,642	34,039,284
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	200,330	2,321,842
Seasons Series Trust Mid Cap Value Portfolio, Class 3	769,257	10,370,556
Seasons Series Trust Small Cap Portfolio, Class 3†	1,146,355	10,564,831
Total Domestic Equity Investment Companies
(cost $74,853,009)		90,571,293
Fixed Income Investment Companies — 49.1%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	6,849,431	77,828,061
Seasons Series Trust Real Return Portfolio, Class 3	3,501,020	33,447,110
Total Fixed Income Investment Companies
(cost $109,355,907)		111,275,171
International Equity Investment Companies — 10.9%
Seasons Series Trust International Equity Portfolio, Class 3
(cost $23,423,119)	3,173,525	24,746,855
TOTAL INVESTMENTS
(cost $207,632,035)(1)	100.0%	226,593,319
Other assets less liabilities	0.0	36,584
NET ASSETS	100.0%	$226,629,903

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$90,571,293	$—	$—	$90,571,293
Fixed Income Investment Companies	111,275,171	—	—	111,275,171
International Equity Investment Companies	24,746,855	—	—	24,746,855
Total	$226,593,319	$—	$—	$226,593,319

See Notes to Portfolio of Investments

1

NOTES TO PORTFOLIO OF INVESTMENTS - December 31, 2010 - (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from an approved outside pricing service or market makers.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

1

The various inputs that may be used to determine value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of December 31, 2010 are reported on a schedule following the Portfolio of Investments.

Derivative Instruments

The following tables present the value of derivatives held as of December 31, 2010, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of December 31, 2010, please refer to the Portfolio of Investments.

	Multi-Managed Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$2,094	$—

Foreign exchange contracts(3)	11,656	28,714

	$13,750	$28,714

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for interest rate futures contracts was $5,750,516.
(3)	The average notional amount outstanding for forward foreign currency contracts was $2,768,599.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $21,265 as reported in the Portfolio of Investments.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$—	$3,051

Foreign exchange contracts(3)	39,911	98,115

	$39,911	$101,166

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for interest rate futures contracts was $22,417,884.
(3)	The average notional amount outstanding for forward foreign currency contracts was $9,524,238.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $29,379 as reported in the Portfolio of Investments.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$7,612	$—

Foreign exchange contracts(3)	46,050	111,986

	$53,662	$111,986

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for interest rate futures contracts was $27,157,190.
(3)	The average notional amount outstanding for forward foreign currency contracts was $10,750,468.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $99,863 as reported in the Portfolio of Investments.

	Multi-Managed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$—	$8,693

Foreign exchange contracts(3)	54,673	131,036

	$54,673	$139,729

2

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for interest rate futures contracts was $29,674,772.
(3)	The average notional amount outstanding for forward foreign currency contracts was $12,328,927.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $127,779 as reported in the Portfolio of Investments.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts(2)
Swap contracts	$449,543	$—
Futures contracts (variation margin)(5)	11,746	—
Written option contracts	—	—
Interest rate contracts(3)
Futures contracts (variation margin)(5)	23,078	—

Foreign exchange contracts(4)	300,196	488,834

	$784,563	$488,834

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for swap contracts, futures contracts and written options contracts were $9,914,334, $71,970, and $43 respectively.
(3)	The average notional amount outstanding for interest rate futures contracts was $69,524,544.
(4)	The average notional amount outstanding for forward foreign currency contracts was $41,362,021.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $541,406 as reported in the Portfolio of Investments.

	Large Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$1,200

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity futures contracts was $1,000.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $9,130 as reported in the Portfolio of Investments.

	Large Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$100

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity futures contracts was $1,000.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $16,480 as reported in the Portfolio of Investments.

3

	Mid Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$6,300

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity futures contracts was $3,667.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $17,932 as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$6,300

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity futures contracts was $3,667.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $17,932 as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$10,500

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity futures contracts was $2,700.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $21,331 as reported in the Portfolio of Investments.

	International Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$15,860	$—

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity futures contracts was $1,367.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $19,064 as reported in the Portfolio of Investments.

	Diversified Fixed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(3)	$—	$3,875

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for interest rate futures contracts was $2,166,667.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $72,964 as reported in the Portfolio of Investments.

	Real Return Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Foreign exchange contracts(2)	$197,893	$1,018,204

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for forward foreign currency contracts was $68,744,285.

4

Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance total return. During the period ended December 31, 2010, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Real Return portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates and to enhance total return. As of December 31, 2010, the following Portfolios have open forward contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio and Real Return Portfolio which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the period ended December 31, 2010, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity portfolios, used futures contracts to increase exposure to equity or bond markets. Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income portfolios used futures contracts to manage duration and yield curve positioning and to enhance total return. Asset Allocation: Diversified Growth portfolio used futures contracts to hedge against changes in interest rates and enhance total return. As of December 31, 2010, the following Portfolios had open futures contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, and Diversified Fixed Income Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

5

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

Options. Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended December 31, 2010, the Asset Allocation: Diversified Growth Portfolio used option contracts to generate income and seek protection against a decline in the value of the Portfolio’s securities. As of December 31, 2010, no portfolios had open option contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may

6

default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Written Options
Asset Allocation: Diversified Growth Portfolio
	Number of	Premiums
	Contracts	Received
Options outstanding as of March 31, 2010	800	$1,624
Options Written	—	—
Options terminated in closing purchase transactions	(800)	(1,624)
Options exercised	—	—
Options expired (written)	—	—
Options outstanding as of December 31, 2010	—	$—

Swap Contracts.  Certain Portfolios may enter into credit default, equity and/or total return and interest rate contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Total Return Swap Agreements:  Certain Portfolios may enter into total return swap agreements, which includes equity swaps (“total return swaps”) for various purposes, including to hedge exposure to market risk or to gain exposure to a security or market index. During the period ended December 31, 2010, the Asset Allocation: Diversified Growth Portfolio used total return swap contracts to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return. As of December 31, 2010, the Asset Allocation: Diversified Growth Portfolio had open total return swaps, which are reported on a schedule following the Portfolio of Investments.

Total return swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to a total return swap will typically be a bank, investment banking firm or broker/dealer. Total return swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the total return swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any total return swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the total return swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to a total return swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value

7

of some components of a total return swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements:  Risks to the Portfolios of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements.  Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

8

Note 2. Repurchase Agreements:

As of December 31, 2010, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America:

	Percentage	Principal
Portfolio	Interest	Amount
Multi-Managed Growth	1.07%	$1,200,000
Multi-Managed Moderate Growth	3.56	3,990,000
Multi-Managed Income/Equity	1.62	1,810,000
Multi-Managed Income	3.37	3,775,000
Large Cap Value	1.56	1,745,000
Mid Cap Growth	0.02	25,000
Diversified Fixed Income	1.12	1,255,000
Real Return	10.56	11,825,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America, dated December 31, 2010, bearing interest at a rate of 0.10% per annum, with a principal amount of $111,950,000, a repurchase price of $111,950,933, and a maturity date of January 3, 2011.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.38%	9/15/2012	$112,139,000	$114,674,258

As of December 31, 2010, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Ownership	Amount
Large Cap Growth	0.20%	$509,000
Large Cap Value	0.13	328,000
Mid Cap Growth	0.29	733,000
Mid Cap Value	0.46	1,158,000
Small Cap	2.16	5,494,000
Diversified Fixed Income	0.84	2,132,000
Focused Growth	1.16	2,939,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 31, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $254,037,000, a repurchase price of $254,037,212, and a maturity date of January 3, 2011.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.13%	5/31/2015	$254,790,000	$259,121,430

As of December 31, 2010, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Interest	Amount
Multi-Managed Growth	1.07%	$1,340,000
Multi-Managed Moderate Growth	3.56	4,445,000
Multi-Managed Income/Equity	1.62	2,020,000
Multi-Managed Income	3.38	4,210,000
Large Cap Value	1.56	1,950,000
Mid Cap Growth	0.03	35,000
Diversified Fixed Income	1.12	1,400,000
Real Return	10.55	13,160,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated December 31, 2010, bearing interest at a rate of 0.20% per annum, with a principal amount of $124,685,000, a repurchase price of $124,687,078, and a maturity date of January 3, 2011.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	3.38%	11/15/2019	$124,331,100	$128,228,677

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Note 3. Transactions with Affiliates:  As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  During the period ended December 31, 2010 the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

Portfolio	Security	Income	Value at March 31 2010	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at December 31, 2010

Multi-Managed Growth	AIA Group, Ltd.	$—	$—	$259,070	$259,070	$—	$—	$—
Multi-Managed Moderate Growth	AIA Group, Ltd.	—	—	348,669	348,669	—	—	—
Multi-Managed Income/Equity	AIA Group, Ltd.	—	—	171,519	171,519	—	—	—
Multi-Managed Income	AIA Group, Ltd.	—	—	66,047	66,047	—	—	—
Large Cap Growth	AIA Group, Ltd.	—	—	733,178	733,178	—	—	—
Large Cap Value	AIG	—	86,135	12,686	8,764	(254,836)	312,056	147,277
Mid Cap Growth	AIG	—	30,214	—	32,874	7,019	(4,359)	—
Mid Cap Value	AIG	—	67,939	48,968	7,831	2,138	61,704	172,918
International Equity	AIA Group, Ltd.	—	—	907,180	907,180	—	—	—
Allocation Growth	Various Seasons Series Trust Portfolios*	1,200,518	135,941,109	22,495,264	35,599,177	(9,110,894)	18,699,112	132,425,413
Allocation Moderate Growth	Various Seasons Series Trust Portfolios*	7,540,228	571,693,857	97,473,464	78,348,838	(14,680,576)	54,544,139	630,682,046
Allocation Moderate	Various Seasons Series Trust Portfolios*	3,993,692	263,642,068	53,425,884	30,920,271	(5,707,326)	22,965,063	303,405,418
Allocation Balanced	Various Seasons Series Trust Portfolios*	3,406,183	180,258,826	49,352,563	14,492,051	(2,112,214)	13,586,195	226,593,319

* See Portfolio of Investments for details

Note 4. Federal Income Taxes:  As of December 31, 2010, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments

Multi-Managed Growth	$15,577,171	$(965,764)	$14,611,407	$76,254,080
Multi-Managed Moderate Growth	23,127,446	(2,058,421)	21,069,025	158,144,706
Multi-Managed Income/Equity	12,259,677	(1,559,230)	10,700,447	128,583,591
Multi-Managed Income	7,357,303	(1,167,583)	6,189,720	122,040,768
Asset Allocation: Diversified Growth	26,216,023	(10,272,039)	15,943,984	203,337,622
Stock	44,277,481	(359,306)	43,918,175	127,609,190
Large Cap Growth	57,237,109	(2,414,981)	54,822,128	237,003,996
Large Cap Value	37,875,946	(26,695,596)	11,180,350	318,260,191
Mid Cap Growth	22,624,197	(4,076,566)	18,547,631	83,228,697
Mid Cap Value	24,867,911	(3,512,234)	21,355,677	144,621,414
Small Cap	38,962,675	(5,412,956)	33,549,719	161,111,136
International Equity	40,635,831	(18,984,613)	21,651,218	302,240,529
Diversified Fixed Income	14,787,691	(3,931,839)	10,855,852	393,396,762
Real Return	4,232,811	(1,134,231)	3,098,580	206,123,365
Cash Management	216,440	(10,103)	206,337	80,985,723
Focus Growth	32,724,790	(98,671)	32,626,119	123,964,376
Focus Value	15,842,686	(365,916)	15,476,770	72,441,997
Allocation Growth	9,368,312	(18,087,983)	(8,719,671)	141,145,084
Allocation Moderate Growth	39,704,908	(34,757,872)	4,947,036	625,735,010
Allocation Moderate	23,172,374	(20,654,894)	2,517,480	300,887,938
Allocation Balanced	19,290,718	(8,869,518)	10,421,200	216,172,119

10

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

11

Item 2.   Controls and Procedures.

(a)     An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)     There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 1, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 1, 2011

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